As filed with the Securities and Exchange Commission on December 30, 2016

Securities Act File No. 333-

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

Janus Investment Fund

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street

Denver, Colorado 80206-4805

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(303) 333-3863

(Area Code and Telephone Number)

Michelle Rosenberg

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

With copies to:

Kevin T. Hardy, Esq. Skadden, Arps, Slate, Meagher & Flom LLP 155 North Wacker Drive Chicago, Illinois 60606	Michael K. Hoffman, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

The titles of the securities being registered are:

Class A, C, D, I, S, N and T Shares of Janus Henderson Emerging Markets Fund.

No filing fee is required because an indefinite number of shares of beneficial interest with $0.01 par value, of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

Explanatory Note

This Registration Statement relates to the reorganization of each of Janus Emerging Markets Fund, a series of Janus Investment Fund, and Henderson Emerging Markets Fund, a series of Henderson Global Funds, into Janus Henderson Emerging Markets Fund, a newly-formed series of Janus Investment Fund.

This Registration Statement is organized as follows:

1.	Letter to Shareholders of Janus Emerging Markets Fund, a series of Janus Investment Fund, and Henderson Emerging Markets Fund, a series of Henderson Global Funds

2.	Notice of Special Meeting of Shareholders of Janus Emerging Markets Fund, a series of Janus Investment Fund

3.	Notice of Special Meeting of Shareholders of Henderson Emerging Markets Fund, a series of Henderson Global Funds

4.	Joint Proxy Statement/Prospectus regarding the proposed reorganizations of each of Janus Emerging Markets Fund, a series of Janus Investment Fund, and Henderson Emerging Markets Fund, a series of Henderson Global Funds, into Janus Henderson Emerging Markets Fund, a newly-formed series of Janus Investment Fund

5.	Statement of Additional Information regarding the proposed reorganizations of each of Janus Emerging Markets Fund, a series of Janus Investment Fund, and Henderson Emerging Markets Fund, a series of Henderson Global Funds, into Janus Henderson Emerging Markets Fund, a newly-formed series of Janus Investment Fund

6.	Part C Information

7.	Exhibits

Following the filing of a 485(a) post-effective amendment to Registrant’s Registration Statement on Form N-1A in connection with the establishment of Janus Henderson Emerging Markets Fund, a newly-formed series of Janus Investment Fund, this Registration Statement will be amended to reflect class and series identifier information for Janus Henderson Emerging Markets Fund.

[                ]

For shareholders of:

Janus Emerging Markets Fund

Henderson Emerging Markets Fund

Dear Shareholder:

Janus Capital Group Inc. (“Janus”) and Henderson Group plc (“Henderson”) recently entered into an Agreement and Plan of Merger pursuant to which Janus and Henderson have agreed to effect an all-stock merger of equals strategic combination of their respective businesses (the “Parent Company Transaction”). Janus is the parent company of Janus Capital Management LLC (the “Janus Adviser”), which is the investment adviser for Janus Emerging Markets Fund (the “Janus Target”), a series of Janus Investment Fund (the “Janus Trust”) and the other series of the Janus Trust (collectively, the “Janus Funds”), and Janus Capital Singapore Pte. Limited (the “Janus Sub-adviser”), the investment sub-adviser for the Janus Target. Henderson is the parent company of Henderson Global Investors (North America) Inc. (the “Henderson Adviser”) and Henderson Investment Management Limited (the “Henderson Sub-adviser”), which are the investment adviser and investment sub-adviser, respectively, for Henderson Emerging Markets Fund (the “Henderson Target”), a series of Henderson Global Funds (the “Henderson Trust”) and certain other series of the Henderson Trust (collectively, the “Henderson Funds”). (We sometimes refer to the Janus Target and the Henderson Target as the “Target Funds.”) As part of their business combination, Janus and Henderson agreed to seek to reorganize the Henderson Funds into the Janus Trust.

The Target Funds have the same investment objective and substantially similar principal investment strategies. The Board of Trustees of the Henderson Trust (the “Henderson Board”) has approved a proposal to transition the Henderson Target to the Janus mutual fund platform by transferring all of the assets of the Henderson Target to a newly formed series of the Janus Trust that currently has no assets or liabilities (the “Acquiring Fund”) in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Henderson Target, pursuant to an Agreement and Plan of Reorganization (the “Henderson Plan”). In connection with the proposed transition of the Henderson Target to the Janus mutual fund platform, the Board of Trustees of the Janus Trust (the “Janus Board”) has approved a proposal to combine the assets of the Janus Target with the assets of the Henderson Target in the Acquiring Fund. In this connection, the Janus Board has approved an Agreement and Plan of Reorganization (the “Janus Plan”), with respect to the Janus Target, pursuant to which the Janus Target would transfer all of its assets to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Janus Target. We refer to each of these transactions as a “Merger” and together, as the “Mergers.” The Henderson Plan and Janus Plan may be referred to as a “Plan.”

Janus and Henderson believe that shareholders of the Target Funds can benefit by being shareholders of a combined fund with greater asset size, creating the potential for broader asset growth and a more stable asset base. Janus and Henderson believe the combined fund also would benefit from being a member of a single operating platform and a larger fund family with a broader range of investment options and the opportunity to achieve greater asset growth through a larger distribution network in an effort to achieve economies of scale and to operate with greater efficiency and anticipated lower overall costs. Janus and Henderson believe the Janus Target also would benefit from the Henderson Sub-adviser’s investment team, which manages the Henderson Target and is expected to manage all assets of the combined fund. The Janus Adviser will be the investment adviser for the Acquiring Fund and the Henderson Sub-adviser will be the investment sub-adviser with respect to the Acquiring Fund.

Each proposed Merger is subject to approval of the Plan by the shareholders of the respective Target Fund. If the Plan is approved with respect to a Target Fund, and other closing conditions are satisfied or waived, shareholders of that Fund will receive the same class or same type of class of shares of the Acquiring Fund that they hold in the Target Fund as of the merger date. Each Merger is designed to qualify as a tax-free reorganization, so you should generally not realize a tax gain or loss as a direct result of the Merger. The Merger of the Henderson Target into the Acquiring Fund is not conditioned on the completion of the Merger of the Janus Target into the Acquiring Fund. If shareholders of the Henderson Target approve the Henderson Plan and other closing conditions are satisfied or waived, that Merger will be completed even if the shareholders of the Janus Target do not approve the Janus Plan. However, the Merger of the Janus Target into the Acquiring Fund is conditioned on the completion of the Merger of the Henderson Target into the Acquiring Fund. If shareholders of the Henderson Target do not approve the Henderson Plan, the Merger of the Janus Target into the Acquiring Fund will not occur, even if shareholders of the Janus Target approve the Janus Plan. The closing of each Merger is conditioned on the completion of the Parent Company Transaction. If all closing conditions are satisfied or waived, a Merger will be effective on or about [                ], or as soon as

practicable thereafter. Additional details about the proposed Mergers are described in the enclosed Q&A and the Joint Proxy Statement/Prospectus.

With respect to the Henderson Target only, the Henderson Plan will be presented to shareholders of the Henderson Target at a joint special meeting of shareholders to be held on April 6, 2017. The proposal is briefly summarized in the synopsis section of the enclosed joint proxy statement/prospectus. The joint proxy statement/prospectus includes a detailed discussion of the proposal, which Henderson Target shareholders should read carefully.

With respect to each Merger, the Board of Trustees that oversees each Target Fund believes that the proposed Merger is in the best interests of its Target Fund and has recommended that shareholders vote FOR approval of the Plan to authorize the Merger.

Additional Proposals for Shareholders of the Janus Target Only

The Janus Board has approved, and requests your vote on, a number of additional proposals discussed below that impact the Janus Target and that are related to the Parent Company Transaction and/or the Merger of the Janus Target into the Acquiring Fund. These additional proposals will be considered by shareholders of the Janus Target only.

Janus Target’s Investment Advisory Agreement with Janus. In the event that the Merger of the Janus Target into the Acquiring Fund described above is not approved, or is not completed or is delayed, shareholders of the Janus Target are asked to approve a new investment advisory agreement with the Janus Adviser under substantially similar terms as the current investment advisory agreement with the Janus Adviser. This proposal is unrelated to the Mergers and is required for regulatory reasons. Subject to certain conditions, the Parent Company Transaction is currently expected to close in the second quarter of 2017, and at that time, may be deemed to cause an “assignment” of the current advisory agreements between the Janus Adviser and the Janus mutual funds which would result in the termination of those advisory agreements. In order to provide continuity of advisory services for the Janus Target after the closing of the Parent Company Transaction, the Janus Board is requesting that shareholders of the Janus Target approve a new investment advisory agreement between the Janus Adviser and the Janus Target to permit the Janus Adviser to continue to serve as the Janus Target’s investment adviser following the Parent Company Transaction.

Janus Target’s Investment Sub-Advisory Agreement with the Henderson Sub-adviser. In the event that the Merger of the Janus Target into the Acquiring Fund described above is not approved, or is not completed or is delayed, shareholders of the Janus Target are asked to approve a new investment sub-advisory agreement between the Janus Adviser and the Henderson Sub-adviser to permit the Henderson Sub-adviser to serve as sub-adviser to the Janus Target. If approved, the Henderson Sub-adviser will replace the Janus Sub-adviser as investment sub-adviser to the Janus Target. This proposal is contingent on the closing of the Parent Company Transaction.

Janus Target’s Investment Sub-Advisory Agreement with the Janus Sub-adviser. In the event that the Merger of the Janus Target into the Acquiring Fund described above is not approved, or is not completed or is delayed, and the Henderson Sub-adviser is not approved as the sub-adviser for the Janus Target, shareholders of the Janus Target are asked to approve a new investment sub-advisory agreement between the Janus Adviser and the Janus Sub-adviser under substantially similar terms as their current investment sub-advisory agreement. This proposal is contingent on the closing of the Parent Company Transaction.

Election of An Additional Trustee. The Janus Board is also requesting that shareholders of the Janus Target vote on a proposal to elect an additional trustee to serve on the Janus Board. This proposal will take effect only upon the closing of the Parent Company Transaction.

Manager of Managers. The Janus Board is requesting that shareholders of the Janus Target vote on a proposal to authorize the Janus Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Janus Board, but without obtaining additional shareholder approval.

The proposals will be presented to shareholders at a special meeting of shareholders to be held on April 6, 2017. The proposals are briefly summarized in the synopsis section of the enclosed joint proxy statement/prospectus. The joint proxy statement/prospectus includes a detailed discussion of the proposals, which you should read carefully.

The Janus Board unanimously recommends that the shareholders of the Janus Target vote FOR the proposals.

*            *             *

You can vote in one of four ways:

•	By Internet through the website listed in the proxy voting instructions;
•	By telephone using the toll-free number listed in the proxy voting instructions;
•	By mail with the enclosed proxy card; or
•	In person at your Target Fund’s special shareholder meeting.

Your vote is extremely important, so please read the enclosed joint proxy statement/prospectus carefully and submit your vote. If you have any questions about the proposal(s), please call our proxy solicitor, Computershare Fund Services (“Computershare”) at 866-492-0863.

Thank you for your consideration of these important proposals. We value the trust and confidence you have placed with us and look forward to continuing our relationship with you.

Sincerely,

/s/ Bruce L. Koepfgen

Bruce L. Koepfgen
Chief Executive Officer and President
of Janus Investment Fund

/s/ James G. O’Brien

James G. O’Brien
Chief Executive Officer and President
of Henderson Global Funds

JANUS INVESTMENT FUND

Janus Emerging Markets Fund

151 Detroit Street

Denver, Colorado 80206

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

Notice is hereby given that the Board of Trustees of Janus Investment Fund (the “Janus Trust”) has called a Special Meeting of Shareholders of the Janus Trust and each series of the Janus Trust, including Janus Emerging Markets Fund (the “Janus Target”) to be held at the JW Marriott Hotel, 150 Clayton Lane, Denver, Colorado 80206, on April 6, 2017, at 10:00 am Mountain Time (together with any adjournments or postponements thereof, the “Janus Meeting”). At the Janus Meeting, shareholders will be asked to vote on the proposals set forth below, and to transact such other business, if any, as may properly come before the Janus Meeting.

Proposal 1.	Approve an Agreement and Plan of Reorganization, which provides for the transfer of all of the assets of the Janus Target to Janus Henderson Emerging Markets Fund (the “Acquiring Fund”), a newly formed series of the Janus Trust that currently has no assets or liabilities, in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Janus Target (the “Janus Merger”).

Proposal 2.	Approve a new investment advisory agreement between the Janus Target and Janus Capital Management LLC (the “Janus Adviser”).

Proposal 3.	Approve a new investment sub-advisory agreement between the Janus Adviser and Henderson Investment Management Limited (the “Henderson Sub-adviser”).

Proposal 4.	Approve a new investment sub-advisory agreement between the Janus Adviser and Janus Capital Singapore Pte. Limited (the “Janus Sub-adviser”).

Proposal 5.	Elect an additional trustee to the Board of Trustees of the Janus Trust.

Proposal 6.	Approve a proposal that would authorize the Janus Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Board of Trustees of the Janus Trust, but without obtaining additional shareholder approval.

Any shareholder who owned shares of the Janus Target as of the close of business on December 29, 2016 will receive notice of the Janus Meeting and will be entitled to vote at the Janus Meeting on the proposals. In addition, shareholders of each series of the Janus Trust, voting as a single class, will be entitled to vote on proposal 5. The persons named as proxies will vote in their discretion on any other business that may properly come before the Janus Meeting. Proposals 1 through 5 are conditioned on the completion of the merger between Janus Capital Group Inc., the parent of the Janus Adviser and the Janus Sub-adviser, and Henderson Group plc, the parent of the Henderson Sub-adviser.

In the event that the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Janus Meeting, the persons named as proxies may propose one or more postponements or adjournments to permit further solicitation of proxies. Any such postponement or adjournment will require the affirmative vote of the holders of a majority of shares of the Janus Target entitled to vote that are present in person or by proxy at the Janus Meeting. If a quorum is not present, the persons named as proxies will vote the proxies, in accordance with applicable law, in favor of postponement or adjournment if they determine additional solicitation is warranted and in the interests of the Janus Target.

Shareholders are urged to take advantage of the Internet or telephonic voting procedures described on the enclosed proxy card(s), or complete, sign and date the enclosed proxy card(s) and return it in the enclosed addressed envelope, which needs no postage if mailed in the United States. If you wish to attend the Janus Meeting and vote your shares in person at that time, you will still be able to do so.

The Board of Trustees of the Janus Trust unanimously recommends that shareholders of the Janus Target vote FOR the proposals.

By Order of the Board of Trustees,

/s/ Bruce L. Koepfgen

Bruce L. Koepfgen

Chief Executive Officer and President of

Janus Investment Fund

[            date ]

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 6, 2017:

The enclosed Joint Proxy Statement/Prospectus is available free of charge at janus.com/fundupdate. The funds’ most recent annual report and any more recent semiannual report are available free of charge at janus.com/info (or janus.com/reports if you hold Class D Shares).

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may avoid any delay involved in validating your vote if you fail to sign your proxy card(s) properly.

1.	Individual Account: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Account: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature

Corporate Account
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Account
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Account
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

HENDERSON GLOBAL FUNDS

Henderson Emerging Markets Fund

737 North Michigan Avenue, Suite 1700

Chicago, Illinois 60611

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

Notice is hereby given that the Board of Trustees of Henderson Global Funds (the “Henderson Trust”) has called a Special Meeting of Shareholders of Henderson Emerging Markets Fund (the “Henderson Target”), a series of the Henderson Trust, to be held at 737 North Michigan Avenue, Suite 2030, Chicago, Illinois 60611, on April 6, 2016, at 9:00 am Central Time (together with any adjournments or postponements thereof, the “Henderson Meeting”). At the Henderson Meeting, shareholders will be asked to vote to approve an Agreement and Plan of Reorganization (the “Henderson Plan”), which provides for the transfer of all of the assets of the Henderson Target to Janus Henderson Emerging Markets Fund (the “Acquiring Fund”), a newly formed series of Janus Investment Fund (the “Janus Trust”) that currently has no assets or liabilities, in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Henderson Target, and to transact such other business, if any, as may properly come before the Henderson Meeting. The Henderson Plan is conditioned on the completion of the merger between Janus Capital Group Inc. and Henderson Group plc.

Any shareholder who owned shares of the Henderson Target as of the close of business on January 13, 2017 (the “Record Date”) will receive notice of the Henderson Meeting and will be entitled to vote at the Henderson Meeting on the Henderson Plan. The persons named as proxies will vote in their discretion on any other business that may properly come before the Henderson Meeting.

In the event that the necessary quorum to transact business or the vote required to approve the Henderson Plan is not obtained at the Henderson Meeting, the persons named as proxies may propose one or more postponements or adjournments to permit further solicitation of proxies. Any such postponement or adjournment will require the affirmative vote of the holders of a majority of shares of the Henderson Target entitled to vote that are present in person or by proxy at the Henderson Meeting. If a quorum is not present, the persons named as proxies will vote the proxies, in accordance with applicable law, in favor of postponement or adjournment if they determine additional solicitation is warranted and in the interests of the Henderson Target.

Shareholders are urged to take advantage of the Internet or telephonic voting procedures described on the enclosed proxy card(s), or complete, sign and date the enclosed proxy card(s) and return it in the enclosed addressed envelope, which needs no postage if mailed in the United States. If you wish to attend the Henderson Meeting and vote your shares in person at that time, you will still be able to do so.

The Board of Trustees of the Henderson Trust unanimously recommends that shareholders of the Henderson Target vote FOR approval of the Henderson Plan.

By Order of the Board of Trustees,

/s/ Christopher Golden

Christopher Golden

Secretary

Henderson Global Funds

[            date ]

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may avoid any delay involved in validating your vote if you fail to sign your proxy card(s) properly.

1.	Individual Account: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Account: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature

Corporate Account
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Account
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Account
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

The information in this Joint Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Joint Proxy Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED [                ]

JOINT PROXY STATEMENT/PROSPECTUS [                ]

Relating to the acquisition of the assets of

JANUS EMERGING MARKETS FUND, a series of Janus Investment Fund

and

HENDERSON EMERGING MARKETS FUND, a series of Henderson Global Funds by and in exchange for shares of beneficial interest of

JANUS HENDERSON EMERGING MARKETS FUND,

a series of Janus Investment Fund

JANUS EMERGING MARKETS FUND

151 Detroit Street

Denver, Colorado 80206-4805

1-800-525-3713 (if you hold Class D Shares)

1-800-525-0020 (if you hold shares through a plan

sponsor, broker-dealer, or other intermediary)

HENDERSON EMERGING MARKETS FUND

737 North Michigan Avenue, Suite 1700

Chicago, Illinois 60611

1-866-3HENDERSON (1-866-343-6337)

INTRODUCTION

This joint proxy statement/prospectus (“Joint Proxy Statement/Prospectus”) is being furnished to shareholders of Janus Emerging Markets Fund (the “Janus Target”), a series of Janus Investment Fund (the “Janus Trust”), and shareholders of Henderson Emerging Markets Fund (the “Henderson Target”), a series of Henderson Global Funds (the “Henderson Trust”), in connection with special meetings of the shareholders of the Janus Trust and each of its series, including the Janus Target, and the shareholders of the Henderson Trust and certain of its series, including the Henderson Target. We sometimes refer to the Janus Target and the Henderson Target collectively as the “Target Funds” and individually as a “Target Fund.” Each of the Janus Trust and the Henderson Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

At each meeting, shareholders will be asked to vote on proposal 1 set forth below, and shareholders of the Janus Target will also be asked to vote on proposals 2 through 6 set forth below, and to transact such other business, if any, as may properly come before each meeting.

Proposal 1.	Approve an Agreement and Plan of Reorganization, which provides for the transfer of all of the assets of the Target Fund to Janus Henderson Emerging Markets Fund (the “Acquiring Fund”), a newly formed series of the Janus Trust that currently has no assets or liabilities, in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the respective Target Fund.

The Target Funds and the Acquiring Fund are sometimes referred to herein individually as a “Fund” and collectively as the “Funds.” The Agreement and Plan of Reorganization for the Janus Target is sometimes referred to herein as the “Janus Plan” and the transactions contemplated by the Janus Plan sometimes are referred to herein as the “Janus Merger.” The Agreement and Plan of Reorganization for the Henderson Target is sometimes referred to herein as the “Henderson Plan” and the transactions contemplated by the Henderson Plan sometimes are referred to herein as the “Henderson Merger.” The Janus Plan and the Henderson Plan are sometimes referred to herein individually as a “Plan” and collectively as the “Plans.” The Janus Merger and the Henderson Merger are sometimes referred to herein individually as a “Merger” and collectively as the “Mergers.”

As a result of the proposed Mergers, each shareholder of a Target Fund will receive a number of full and fractional shares of the Acquiring Fund equal in value to their holdings of the Target Fund as of the closing date of the respective Merger. The number of shares you will receive in your Target Fund’s Merger will be determined by the relative net asset value (“NAV”) of the share classes of your Target Fund and the Acquiring Fund to be exchanged. Janus Capital Management LLC (the “Janus Adviser”) will be the investment adviser for the Acquiring Fund and Henderson Investment Management Limited (the “Henderson Sub-adviser”) will be the investment sub-adviser for the Acquiring Fund.

The closing of each Merger is contingent upon approval of the applicable Plan by the shareholders of the applicable Target Fund. However, the Henderson Merger is not conditioned on the completion of the Janus Merger, so if shareholders of the Henderson Target approve the Henderson Plan, the Henderson Merger may be completed even if the shareholders of the Janus Target do not approve the Janus Plan. The Janus Merger is conditioned on the completion of the Henderson Merger, so if shareholders of the Henderson Target do not approve the Henderson Plan, the Janus Merger will not happen, even if shareholders of the Janus Target approve the Janus Plan. The Plans are substantially similar and a copy of the form of each Plan is attached hereto as Appendix A-1 and A-2. The closing of each Merger is contingent on the closing of the Parent Company Transaction. Assuming shareholder approval and the satisfaction or waiver of other closing conditions, the Mergers are expected to occur on or about [                ] or as soon as practicable thereafter (the “Closing Date”).

The following proposals are applicable only to the special meeting of the shareholders of the Janus Target, or the Janus Trust, as applicable, and all information provided related to such proposals is provided by the Janus Target and the Janus Adviser.

Proposal 2.	Approve a new investment advisory agreement between the Janus Target and the Janus Adviser.

Proposal 3.	Approve a new investment sub-advisory agreement between the Janus Adviser and the Henderson Sub-adviser.

Proposal 4.	Approve a new investment sub-advisory agreement between the Janus Adviser and Janus Capital Singapore Pte. Limited (the “Janus Sub-adviser”).

Proposal 5.	Elect an additional trustee to the Board of Trustees of the Janus Trust (the “Janus Board”).

Proposal 6.	Approve a proposal that would authorize the Janus Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Janus Board, but without obtaining additional shareholder approval.

Proposals 2, 3, 4 and 5 are being proposed in connection with a corporate transaction involving Janus Capital Group Inc. (“JCG”), the parent company of the Janus Adviser, the investment adviser to the Janus Target. JCG and Henderson Group plc (“Henderson”) recently entered into an Agreement and Plan of Merger pursuant to which JCG and Henderson have agreed to effect an all-stock merger of equals strategic combination of their respective businesses (the “Parent Company Transaction”), with the Janus Adviser surviving as a direct wholly-owned subsidiary of Henderson. Subject to certain conditions and requisite shareholder and regulatory approvals, the Parent Company Transaction is currently expected to close in the second quarter of 2017. The closing of the Parent Company Transaction may be deemed to cause an “assignment” of the current advisory agreements between the Janus Adviser and the Janus Target, and the current sub-advisory agreement between the Janus Adviser and the Janus Sub-adviser, which would result in termination of these agreements. In the event that the Janus Plan providing for the Janus Merger, as described in Proposal 1, is not approved, or the Janus Merger is delayed or not yet completed prior to the closing of the Parent Company Transaction, in order to provide continuity of advisory services for the Janus Target, the Janus Board is requesting that shareholders of the Janus Target approve a new investment advisory agreement and a new sub-advisory agreement following the closing of the Parent Company Transaction.

The special meeting of shareholders of the Janus Trust and each of its series, including the Janus Target, will be held at the JW Marriott Hotel, 150 Clayton Lane, Denver, Colorado 80206 on April 6, 2017 at 10:00 am Mountain Time (together with any adjournments or postponements thereof, the “Janus Meeting”). The Janus Board is soliciting proxies from shareholders of the Janus Target for the Janus Meeting. The Janus Board unanimously recommends that shareholders of the Janus Target vote FOR the proposals.

The special meeting of shareholders of the Henderson Target will be held at 737 North Michigan Avenue, Suite 2030, Chicago, Illinois, 60611 on Thursday, April 6, 2017 at 9:00 am Central Time (together with any adjournments or postponements thereof, the “Henderson Meeting”). The Board of Trustees of the Henderson Trust (the “Henderson Board”) is soliciting proxies from shareholders of the Henderson Target for the Henderson Meeting. The Henderson Board unanimously recommends that shareholders of the Henderson Target vote FOR approval of the Henderson Plan to authorize the Merger.

This Joint Proxy Statement/Prospectus, Notices of Special Meetings, and the proxy card(s) are first being mailed to shareholders of the Target Funds on or about [                ]. Shareholders of record of the Janus Trust (with respect to Proposal 5) and the Janus Target as of the close of business on December 29, 2016, and of the Henderson Target as of the close of business on January 13, 2017 are entitled to notice of and to vote at their Target Fund’s special meeting of shareholders and any and all postponements or adjournments thereof. We sometimes refer to the Janus Meeting and the Henderson Meeting collectively as the “Meetings” and individually as a “Meeting.”

This Joint Proxy Statement/Prospectus, which you should read carefully and retain for future reference, sets forth the information that you should know about the Target Funds, the Acquiring Fund, and each proposal before voting on the applicable proposals. The Joint Proxy Statement/Prospectus serves as a prospectus of the Acquiring Fund in connection with the issuance of the Acquiring Fund common shares in the Mergers. No person has been authorized to give any information or make any representation not contained in this Joint Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Joint Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Shares of the Acquiring Fund have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) nor has the SEC passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

Incorporation by Reference

For more information about the investment objectives, strategies, restrictions, and risks of the Target Funds, see:

•	Janus Target’s Prospectus for Class A Shares, Class C Shares, Class I Shares, Class S Shares, Class N Shares, and Class T Shares, filed in Post-Effective Amendment No. 231 to Janus Investment Fund’s registration statement on Form N-1A (File Nos. 811-01879 and 002-34393) (Accession No. 0000950123-16-013093), dated January 28, 2016, as supplemented;

•	Janus Target’s Prospectus for Class D Shares, filed in Post-Effective Amendment No. 231 to Janus Investment Fund’s registration statement on Form N-1A (File Nos. 811-01879 and 002-34393) (Accession No. 0000950123-16-013093), dated January 28, 2016, as supplemented;

•	Janus Target’s Statement of Additional Information, filed in Post-Effective Amendment No. 231 to Janus Investment Fund’s registration statement on Form N-1A (File Nos. 811-01879 and 002-34393) (Accession No. 0000950123-16-013093), dated January 28, 2016, as supplemented;

•	Janus Target’s Annual Report, filed on Form N-CSR (File No. 811-01879), for the fiscal year ended September 30, 2016 (Accession No. 0000277751-16-000176);

•	Henderson Target’s Prospectus for Class A Shares, Class C Shares, Class I Shares and Class R6 Shares filed in Post-Effective Amendment No. 104 to Henderson Global Funds’ registration statement on Form N-1A (File Nos. 811-10399 and 333-62270) (Accession No. 0000891804-16-001920), dated November 30, 2016, as supplemented;

•	Henderson Target’s Statement of Additional Information, filed in Post-Effective Amendment No. 104 to Henderson Global Funds’ registration statement on Form N-1A (File Nos. 811-10399 and 333-62270) (Accession No. 0000891804-16-001920), dated November 30, 2016, as supplemented; and

•	Henderson Target’s Annual Report, filed on Form N-CSR (File No. 811-10399), for the fiscal year ended July 31, 2016 (Accession No. 0000891804-16-001782).

The above documents have been filed with the SEC and are incorporated by reference herein as appropriate. The prospectus of each class of the Janus Target and its most recent shareholder report have previously been delivered to the Janus Target shareholders. The prospectus of each class of the Henderson Target and its most recent shareholder report have previously been delivered to the Henderson Target shareholders.

You can obtain free copies of any of the foregoing Janus Target documents by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares). The reports are also available, without charge, at janus.com/info (or janus.com/reports if you hold Class D Shares), or by sending a written request to the Secretary of Janus Investment Fund at 151 Detroit Street, Denver, Colorado 80206-4805.

You can obtain free copies of any of the foregoing Henderson Target documents by contacting a Henderson representative at 866-3HENDERSON (or 866-343-6337). The reports are also available, without charge, at www.henderson.com, or by sending a written request to Henderson Global Funds at P.O. Box 8391, Boston, MA 02266-8391.

A Statement of Additional Information dated [                ] relating to the Mergers has been filed with the SEC and is incorporated by reference into this Joint Proxy Statement/Prospectus. You can obtain a free copy of that document by contacting your plan sponsor, broker-dealer, or financial intermediary or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Class D Shares).

The shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution or the U.S. Government, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involve risk, including the possible loss of the principal amount invested.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and, in accordance therewith, file reports, proxy materials, and other information with the SEC. You may review and copy information about the Funds at the Public Reference Room of the SEC or get text-only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the SEC’s Public Reference Section, Washington, D.C. 20549-1520 (1-202-551-8090). Information on the operation of the Public Reference Room may also be obtained by calling this number. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

The following chart outlines the share classes of the Funds involved in the Mergers and their respective ticker symbols:

Fund/Class	Ticker

Janus Emerging Markets Fund
Class A Shares	JMFAX
Class C Shares	JMFCX
Class D Shares	JMFDX
Class I Shares	JMFIX
Class N Shares
Class S Shares	JMFSX
Class T Shares	JMFTX
Henderson Emerging Markets Fund
Class A Shares	HEMAX
Class C Shares	HEMCX
Class I Shares	HEMIX
Class R6 Shares	HEMRX
Janus Henderson Emerging Markets Fund
Class A Shares
Class C Shares
Class D Shares
Class I Shares
Class N Shares
Class S Shares
Class T Shares

JOINT PROXY STATEMENT/PROSPECTUS [                ]

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Q&A / SYNOPSIS

The following synopsis provides a brief overview of the matters to be voted on by shareholders of Janus Emerging Markets Fund (the “Janus Target”), a series of Janus Investment Fund (the “Janus Trust”), and shareholders of Henderson Emerging Markets Fund (the “Henderson Target” and together with the Janus Target, the “Target Funds” or each, a “Target Fund”), a series of Henderson Global Funds (the “Henderson Trust”), at each Meeting, including information typically of concern to shareholders considering a proposed combination of mutual funds. The Joint Proxy Statement/Prospectus contains more detailed information about each proposal, and we encourage you to read it in its entirety before voting. This synopsis is qualified in its entirety by the remainder of this Joint Proxy Statement/Prospectus. The description of each Agreement and Plan of Reorganization is qualified by reference to the full text of the form of each Agreement and Plan of Reorganization, which are attached as Appendix A-1 and A-2 to this Joint Proxy Statement/Prospectus.

Q.	What is being proposed?

A.	Proposal 1 is being submitted for a vote at both the Janus Meeting and the Henderson Meeting. Proposal 1 relates to the proposed mergers of the Janus Target and the Henderson Target into the Acquiring Fund.

Proposals 2 through 6 are being submitted for a vote at the Janus Meeting. Proposal 2 relates to approval of a new investment advisory agreement between the Janus Target and the Janus Adviser, to take effect if proposal 1 is not approved or is approved and the Janus Merger is delayed. Proposal 3 relates to approval of a new investment sub-advisory agreement between the Janus Adviser and the Henderson Sub-adviser, to take effect if proposal 1 is not approved or is approved and the Janus Merger is delayed. Proposal 4 relates to approval of a new investment sub-advisory agreement between the Janus Adviser and the Janus Sub-adviser, to take effect if proposal 1 is not approved or is approved and the Janus Merger is delayed and proposal 3 is not approved.

Proposal 5 relates to the proposed election of an additional Trustee, Diane L. Wallace (the “Trustee Nominee”) to serve on the Board of Trustees of the Janus Trust (the “Janus Board” and the members of the Janus Board individually, the “Janus Trustees”). Proposals 1 through 5 are contingent on the closing of the Parent Company Transaction, as defined below.

Proposal 6 relates to authorizing the Janus Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Janus Board, but without obtaining additional shareholder approval (referred to herein as the “Manager of Managers” proposal). Each of these proposals is discussed further below.

Proposal 1: Approval of an Agreement and Plan of Reorganization

Q.	Why am I being asked to approve an Agreement and Plan of Reorganization with respect to my Target Fund?

A.	Janus Capital Group Inc. (“Janus”) and Henderson Group plc (“Henderson”) recently entered into an Agreement and Plan of Merger pursuant to which Janus and Henderson have agreed to effect an all-stock merger of equals strategic combination of their respective businesses (the “Parent Company Transaction”). Janus is the parent company of Janus Capital Management LLC (the “Janus Adviser”), which is the investment adviser for the Janus Target and the other series of the Janus Trust (collectively, the “Janus Funds”), and Janus Capital Singapore Pte. Limited (the “Janus Sub-adviser”), the investment sub-adviser for the Janus Target. Henderson is the parent company of Henderson Global Investors (North America) Inc. (the “Henderson Adviser”) and Henderson Investment Management Limited (the “Henderson Sub-adviser”), which are the investment adviser and investment sub-adviser, respectively, for the Henderson Target and certain other series of the Henderson Trust (collectively, the “Henderson Funds”). As part of their business combination, Janus and Henderson agreed to seek to reorganize the Henderson Funds into the Janus Trust.

The Target Funds have the same investment objective and substantially similar principal investment strategies. The Board of Trustees of the Henderson Trust (the “Henderson Board” and the members of the Henderson Board individually, the “Henderson Trustees”) has approved a proposal to transition the Henderson Target to the Janus mutual fund platform by transferring all of the assets of the Henderson Target to a newly formed series of the Janus Trust that currently has no assets or liabilities (the “Acquiring Fund”) in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Henderson Target, pursuant to an Agreement and Plan of Reorganization (the “Henderson Plan”). In connection with the proposed transition of the Henderson Target to the Janus mutual fund platform, the Janus Board has approved a proposal to combine the assets of the Janus Target with the assets of the Henderson Target in the Acquiring Fund. In this connection, the Janus Board has approved an Agreement and Plan of

Reorganization (the “Janus Plan”), with respect to the Janus Target, pursuant to which the Janus Target would transfer all of its assets to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Janus Target. We refer to each of these transactions as a “Merger” and together, as the “Mergers.” The Henderson Plan and the Janus Plan may be referred to as a “Plan.”

Janus and Henderson believe that shareholders of the Target Funds may benefit by being shareholders of a combined fund with greater asset size, creating the potential for broader asset growth and a more stable asset base. Janus and Henderson also believe the combined fund would benefit from being a member of a single operating platform and a larger fund family with a broader range of investment options and the opportunity to achieve greater asset growth through a larger distribution network and the potential to achieve economies of scale and to operate with greater efficiency and anticipated lower overall costs. Janus and Henderson believe the Janus Target also would benefit from the Henderson Sub-adviser’s investment team, which already serves as portfolio manager of the Henderson Target, and is expected to manage all assets of the combined fund. The Janus Adviser will be the investment adviser for the Acquiring Fund and the Henderson Sub-adviser will be the investment sub-adviser for the Acquiring Fund. Assuming shareholder approval and the satisfaction or waiver of other closing conditions (as described below), the Mergers are expected to occur on or about [                ], or as soon as practicable thereafter (the “Closing Date”).

The shares of the Acquiring Fund received by each Target Fund in a Merger will be distributed pro rata to the Target Fund’s shareholders of record as of the Closing Date and the Target Fund will be liquidated. The Merger of the Henderson Target into the Acquiring Fund is not conditioned on the completion of the Merger of the Janus Target into the Acquiring Fund. If shareholders of the Henderson Target approve the Henderson Plan, that Merger may be completed even if the shareholders of the Janus Target do not approve the Janus Plan. However, the Merger of the Janus Target into the Acquiring Fund is conditioned on the completion of the Merger of the Henderson Target. If shareholders of the Henderson Target do not approve the Henderson Plan, the Merger of the Janus Target into the Acquiring Fund will not occur, even if shareholders of the Janus Target approve the Janus Plan. The closing of each Merger is conditioned on the completion of the Parent Company Transaction.

Q.	If the Mergers occur, how will the Acquiring Fund be managed?

A.	If the Mergers are consummated, the following will occur:

•	The Janus Adviser will be the investment adviser for the Acquiring Fund and will be responsible for overseeing the Henderson Sub-adviser, which will be the investment sub-adviser for the Acquiring Fund.
•	The Henderson Sub-adviser’s investment team that currently manages the Henderson Target is expected to be responsible for the day-to-day management of the Acquiring Fund’s portfolio.
•	The Acquiring Fund will have investment objectives and principal investment strategies identical to those of the Henderson Target and will have the same risks as the Henderson Target, which are similar to the risks of the Janus Target.

Q.	What is the recommendation of the Janus Board regarding the Janus Plan?

A.	At a meeting held on December 8, 2016, the Janus Board determined that the Janus Merger is in the best interests of the Janus Target. The Janus Board unanimously recommends that shareholders of the Janus Target vote FOR approval of the Janus Plan to authorize the Janus Merger.

Q.	What did the Janus Board consider in determining that the Janus Merger is in the best interests of the Janus Target?

A.	In reaching this determination, the Janus Trustees reviewed and analyzed various factors it deemed relevant, including the following factors, among others:

•	The Janus Merger would be completed only after completion of the Henderson Merger;
•	The compatibility of the Janus Target’s and the Acquiring Fund’s investment objectives, policies and related risks;
•	The Janus Merger was being proposed as part of an effort to combine the assets and operations of the Target Funds, and the Janus Adviser’s belief that the combined fund would benefit from the operational efficiencies resulting from the Mergers, including the absence of a similar fund being marketed by the same fund complex;
•

The Janus Adviser’s belief that the Janus Target’s shareholders may benefit from the Janus Merger (as shareholders of the Acquiring Fund following the Janus Merger), as a result of the larger combined asset base of the Acquiring Fund following the Mergers, which creates the potential for economies of scale, could lead to the potential for lower fund operating expenses and a more stable fund asset base over time as compared to the Janus Target Fund on a stand-alone basis;
•	The expectation that the annual total expenses of each class of the Acquiring Fund (after waivers and expense reimbursements) will be lower than the annual total expenses of the applicable class of the Janus Target;
•	The reputation, financial and operational strength and resources of the Henderson Sub-adviser, including information regarding the investment personnel of the Henderson Sub-adviser who will manage the Acquiring Fund following the Janus Merger;
•	Comparative analysis of the performance and expenses of the Janus Target and the Henderson Target provided by the Janus Board’s independent fee consultant;
•	The anticipated federal income tax-free nature of the Janus Merger as well as the potential tax consequences of any repositioning of the Target Fund portfolio as a result of the Janus Merger;
•	The costs of the Mergers, other than costs incurred to reposition the Target Fund’s portfolio in anticipation of the Janus Merger, will not be borne by the Janus Target or Acquiring Fund;
•	The terms of the Mergers and whether the Merger would dilute the interests of the shareholders of the Janus Target or the Acquiring Fund; and
•	Any potential benefits of the Mergers to the Janus Adviser and its affiliates as a result of the Mergers.

Q.	What is the recommendation of the Henderson Board regarding the Henderson Plan?

A.	At a meeting held on December 9, 2016, the Henderson Board determined that the Henderson Merger is in the best interests of the Henderson Target. The Henderson Board unanimously recommends that shareholders of the Henderson Target vote FOR approval of the Henderson Plan to authorize the Henderson Merger.

Q.	What did the Henderson Board consider in determining that the Henderson Merger is in the best interests of the Henderson Target?

In assessing and approving the Henderson Plan and determining to submit the Henderson Plan to the Henderson Target’s shareholders for approval, the Henderson Trustees considered a variety of factors deemed relevant in their business judgment, including, but not limited to, the following:

•	The reputation, financial strength and resources of Janus and Henderson and the combined entity following the Parent Company Transaction;
•	The investment objective, principal investment strategies, and risks of the Henderson Target are the same as the investment objective, principal investment strategies, and related risks of the Acquiring Fund;
•	The portfolio managers currently managing the Henderson Target are anticipated to serve as the portfolio managers of the Acquiring Fund;
•	The advisory fee rate to be paid by the Acquiring Fund is the same as the current advisory fee rate paid by the Henderson Target (any variances in advisory fees paid are the result of application of breakpoints);
•	The Janus Adviser’s commitment that the total annual expense ratio of each class of the Acquiring Fund (after waivers and expense reimbursements) will be lower than the total annual expense ratio (after waivers and expense reimbursements) of the applicable class of the Henderson Target for a period of one year after completion of the Merger;
•	The Janus Adviser’s pricing philosophy in setting advisory fees and expense limitation amounts;
•	There is not expected to be any diminution in the nature, quality and extent of services provided to the Henderson Target and its shareholders as a result of the Parent Company Transaction or the Henderson Merger, including the transition from the Henderson Target’s current service providers to the Acquiring Fund’s service providers;
•	The potential conflicts of the Janus Adviser and its affiliates providing the Acquiring Fund with administrative, transfer agency and distribution services that currently are provided to the Henderson Target by third-party service providers and the controls available to the Janus Board to oversee those conflicts;
•	The historical performance records of the Henderson Target and the Janus Target;
•	The Acquiring Fund will adopt the historical performance record of the Henderson Target;
•	The potential for increased economies of scale from a larger combined Acquiring Fund and operational efficiencies within a significantly larger mutual fund complex;
•	The access to Janus’ U.S. distribution channels may create the potential for broader asset growth and a more stable asset base;
•	The opportunity to benefit from portfolio management and operational efficiencies that include investment benefits of increased interaction with other Janus investment teams and resources;

•	The Henderson Merger is expected to be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that no gain or loss is expected to be realized by the Henderson Target or its shareholders for federal income tax purposes as a result of the Henderson Merger;
•	The potential impact of the Janus Merger on the ability of the Acquiring Fund to utilize the Henderson Target’s existing capital loss-carry-over in a particular year;
•	The composition and qualifications of the Janus Trustees;
•	One member of the Henderson Board will join the Janus Board and participate in the oversight of the Acquiring Fund, and the remaining Henderson Trustees are expected to serve in an advisory capacity for a transition period following the Henderson Merger;
•	Shareholder access to additional investment options, by virtue of certain exchange rights, within Janus’ U.S. fund complex;
•	The uncertainty of the future of the Henderson Target if the Henderson Merger is not effected, in light of the Parent Company Transaction;
•	The terms and conditions of the Henderson Plan;
•	Shareholders of the Henderson Target will have the opportunity to vote on the proposed Henderson Merger;
•	All costs associated with the Henderson Target’s participation in the proposed Henderson Merger will be paid by Henderson, and not by the shareholders of the Henderson Target;
•	No sales charge, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the proposed Henderson Merger;
•	The strong support expressed by the current senior management team at the Henderson Adviser for the Parent Company Transaction and the Henderson Merger;
•	The Henderson Merger is not conditioned on the Janus Merger, so if shareholders of the Henderson Target approve the Henderson Merger, the Henderson Merger may be completed even if shareholders of the Janus Target do not approve the Janus Merger; and
•	The potential benefits of the Henderson Merger to the Janus Adviser and the combined Janus and Henderson entities following the Parent Company Transaction.

In its deliberations, the Henderson Board considered all of the information it received, including the information described above, with no single factor or piece of information identified as paramount or controlling, and each Henderson Trustee may have attributed different weights to various factors. Although the Henderson Board considered the overall implications of the Parent Company Transaction and the Henderson Merger and Janus Merger on the Henderson Target as a whole, the Henderson Plan was evaluated individually on its own merits as well.

Q.	Will I own the same number of shares of the Acquiring Fund as I currently own of my Target Fund?

A.	No. You will receive the same or a substantially identical class of shares of the Acquiring Fund with equivalent dollar value as the class of shares of the Target Fund you own as of the time your Merger closes. However, the number of shares you receive will depend on the relative net asset values (“NAVs”) of the shares of your Target Fund and the Acquiring Fund as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date of the Merger of your Target Fund. Additionally, Class R6 shareholders of the Henderson Target will receive Class N Shares of the Acquiring Fund, which have substantially identical terms as the Henderson Target Class R6 Shares. Following the Henderson Merger, Henderson Target shareholders of any class who currently hold shares directly with the Henderson Target will receive Class D Shares of the Acquiring Fund, which will allow Janus Services LLC (“Janus Services”), the Acquiring Fund’s transfer agent, to provide services to you directly.

Q.	How do the Funds’ investment objectives and principal investment strategies compare?

A.	The following summarizes the primary similarities and differences in the Funds’ investment objective and principal investment strategies.

Similarities:

Investment Objective: Each Fund seeks long-term growth of capital.

Principal Investment Strategies:

•	Each Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of issuers in emerging market countries.

•	Each Fund normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.
•	Each Fund may invest up to 20% of its net assets in securities of issuers in developed market countries.
•	Each Fund normally takes a “bottom up” approach to determine if a company is an attractive investment opportunity.
•	Each Fund may invest more than 25% of its assets in issuers in a single emerging market country or a limited number of countries.
•	Each Fund may engage in derivative transactions for foreign currency hedging purposes.
•	Each Fund may engage in active and frequent trading to achieve their investment objectives, which may lead to relatively high portfolio turnover compared to other funds.
•	Each Fund may invest in companies of any market capitalization, including smaller companies and less seasoned issuers.
•	Each Fund may invest up to 15% of its net assets in illiquid securities.

Risks: The principal risks of each Fund are substantially similar. The differences in investment policies (noted below) may entail corresponding differences in related risks.

Diversification: Each Fund is classified as “diversified,” meaning that the Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer.

Benchmark: Each Fund’s benchmark index is the MSCI Emerging Markets IndexSM.

Differences:

•	The Janus Target generally invests in equity securities whereas, under normal circumstances, the Henderson Target invests, and the Acquiring Fund is expected to invest, at least 80% of their net assets in equity securities. In this regard, the 80% investment policy as between the Henderson Target and Acquiring Fund on the one hand, and the Janus Target on the other, is slightly different. With respect to the Henderson Target and the Acquiring Fund, the policy is stated as follows:

“Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies in emerging market countries.”

In contrast, the Janus Target’s 80% investment policy is as follows:

“The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in emerging market countries.”

•	The Janus Target may invest in real estate-related securities as a principal investment strategy whereas the Henderson Target does not invest, and the Acquiring Fund is not expected to invest, in real estate-related securities as a principal investment strategy.
•	The Janus Target may lend its portfolio securities as a principal investment strategy whereas the Henderson Target does not lend, and the Acquiring Fund is not expected to lend, portfolio securities as a principal investment strategy.
•	The Janus Target defines an emerging market country as any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the MSCI World IndexSM, which measures the equity market performance of developed markets. The Henderson Target defines an emerging market country as any country represented by the MSCI Emerging Markets IndexSM and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations.
•	The Janus Target has historically used derivatives for non-hedging purposes as a principal investment strategy whereas the Henderson Target does not use, and the Acquiring Fund is not expected to use, derivatives for non-hedging purposes as a principal investment strategy.
•	The Henderson Target may use bank borrowings for leveraging investments whereas the Janus Target may use bank borrowings for temporary or emergency purposes, but not for leveraging instruments.
•	The Henderson Target normally may not invest more than 20% of its net assets in fixed-income securities whereas the Janus Target may invest in fixed-income securities to the extent it has not invested in equity securities.

Further information comparing the investment objectives, strategies and restrictions is included below under “Summary of the Funds” and in Appendix B to this Joint Proxy Statement/Prospectus.

Q.	How do the Funds compare in size?

A.	As of July 31, 2016, the Janus Target’s net assets were approximately $55,032,727 and the Henderson Target’s net assets were approximately $47,196,111. If both Mergers were completed as of the first day of the twelve-month period ended July 31, 2016, the combined net assets of the Acquiring Fund would be $102,228,838. The asset size of each Fund fluctuates on a daily basis and the asset size of the Acquiring Fund after the Merger may be larger or smaller than the combined assets of the Funds as of July 31, 2016.

Q.	How do the investment advisory fee structures of the Funds compare?

A.	The Janus Target’s base investment advisory fee rate paid to the Janus Adviser, prior to any performance adjustment, is an annual rate of 1.00% of average daily net assets (the “Base Fee Rate”). The base investment advisory fee rate adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Janus Target’s performance relative to its benchmark index, the MSCI Emerging Markets IndexSM, during a performance measurement period, which is the 36-month period preceding the end of the month for which the fee is calculated (the “Performance Adjustment”). For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). For the fiscal year ended September 30, 2016, the Janus Target paid an investment advisory fee (including the Performance Adjustment) to the Janus Adviser at the annual rate of 1.10% of the Janus Target’s average daily net assets due to the Janus Target’s outperformance relative to the MSCI Emerging Markets IndexSM over a rolling 36-month performance measurement period. The Janus Target also pays out-of-pocket administration expenses to the Janus Adviser, transfer agency fees and/or out-of-pocket expenses to Janus Services, distribution fees paid by certain share classes to Janus Distributors LLC (“Janus Distributors”), and certain other fees or out-of-pocket costs to third party intermediaries. The Janus Adviser pays the Janus Sub-adviser a sub-advisory fee at the rate of one-third of the investment advisory fee payable by the Janus Target to the Janus Adviser (net of any Performance Adjustment, fee waivers or expense reimbursements by the Janus Adviser).

The Henderson Target pays a management fee to the Henderson Adviser at the annual rate of 1.00% of the Henderson Target’s average daily net assets, including amounts borrowed for investment purposes, for the first $1 billion of its average daily net assets, 0.90% for the next $1 billion of its average daily net assets and 0.85% of its average daily net assets thereafter. The Henderson Target also pays out-of-pocket administration expenses to the Henderson Adviser, transfer agency fees and/or out-of-pocket expenses to State Street Bank and Trust Company, distribution fees paid by certain share classes to Foreside Fund Services, LLC, and certain other fees or out-of-pocket costs to third party intermediaries. The Henderson Adviser pays the Henderson Sub-adviser a sub-advisory fee at a rate of 0.35% of the average daily net assets of the Henderson Target. No portion of the Henderson Target’s investment advisory fee is based on performance.

The Acquiring Fund will have the same investment advisory fee structure as the Henderson Target other than an adjustment in the sub-advisory fee rate paid to the Henderson Sub-adviser by the Janus Adviser. Excluding the investment advisory fee structure, the Acquiring Fund will adopt the fee and expense structure of the Janus Funds, which will be similar to that paid by the Janus Target. The Janus Adviser has agreed to waive fees and/or reimburse expenses of the Acquiring Fund as described below.

Q.	Will the Mergers result in higher investment advisory fees for current Target Fund shareholders?

A.	The Acquiring Fund will adopt the investment advisory fee structure of the Henderson Target, so there will be no change to the investment advisory fee structure for the shareholders of the Henderson Target (as shareholders of the Acquiring Fund). However, for shareholders of the Janus Target, the Janus Target has an investment advisory fee structure with a performance component, while the Acquiring Fund will have an investment advisory fee schedule with breakpoints and no performance component. Assuming the same base fee rate, the investment advisory fee rate of the Acquiring Fund will generally be lower than the investment advisory fee rate of the Janus Target when the Janus Target outperforms its benchmark index over the performance measurement period, and will generally be higher than the investment advisory fee rate of the Janus Target during periods when the Janus Target underperforms its benchmark index over the performance measurement period. Because the investment advisory fee rate for the Janus Target fluctuates monthly, the advisory fee rate of the Acquiring Fund following the Mergers may be higher or lower than the investment advisory fee rate that the Janus Target would have paid if the Mergers did not occur. Assuming consummation of the Mergers on the first day of the fiscal period ended July 31, 2016, the Janus Target (as shareholders of the Acquiring Fund) would have experienced a reduction in its advisory fee rate of 0.10%. If the assets of the Acquiring Fund increase in size to $1 billion or more, the breakpoints of the Acquiring Fund’s investment advisory fee structure may provide shareholders the opportunity to benefit from increased scale.

Q.	Will the Merger result in higher total expenses?

A.	For the Henderson Target, the pro forma total gross annual expense ratio of the Acquiring Fund after the Mergers are completed is expected to be lower than the total gross annual expense ratio of each corresponding share class of the Henderson Target if the Henderson Merger did not occur, based on average net assets and expenses for the fiscal year ended July 31, 2016. For the Janus Target, regardless of whether or not the Performance Adjustment is included, the pro forma total gross annual expense ratio of the Acquiring Fund after the Mergers are completed is expected to be higher than the total gross annual expense ratio of each corresponding share class of the Janus Target if the Janus Merger did not occur, based on average net assets and expenses of the Janus Target for the fiscal year ended September 30, 2016, and assuming the Mergers were completed as of the first day of the twelve-month period ended July 31, 2016.

However, following the completion of the Henderson Merger and until at least February 1, 2019, the Janus Adviser has agreed waive its management fee or waive or reimburse certain other expenses to the extent the Fund’s Total Annual Operating Expenses exceed 1.03% of average daily net assets of the Acquiring Fund (excluding distribution and shareholder servicing fees paid pursuant to a Rule 12b-1 plan, administrative services fees payable pursuant to the transfer agency agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses). Based on this expense limitation agreement and assuming completion of the Mergers as of the twelve month period ended July 31, 2016, the pro forma total net annual expense ratio of all shares of the Acquiring Fund after the Mergers are completed is expected to be the same as or lower than the total net annual expense ratio of each corresponding share class of the Henderson Target, and lower than the total net annual expense ratio of each corresponding share of the Janus Target, if the Mergers did not occur.

Additional pro forma fee, expense, and financial information is included in this Joint Proxy Statement/Prospectus and Appendix M.

Q.	What are the U.S. federal income tax consequences of the Mergers?

A.	Each Merger is expected to qualify as a reorganization for U.S. income tax purposes (under section 368(a) of the Code) and will not take place unless special counsel provides an opinion to that effect. Assuming each Merger so qualifies, in general, shareholders should not recognize any capital gain or loss as a direct result of the Mergers. You may receive a regular taxable distribution towards the end of the 2016 calendar year. In addition, prior to the Closing Date you may receive an additional taxable distribution of ordinary income or capital gains that each of the Janus Target and the Henderson Target has accumulated as of the date of the distribution. Additionally, as a result of a Merger, the Acquiring Fund may lose the ability to utilize a portion of realized capital losses that the respective Target Fund might have used absent the Merger to offset or defer gains on sales of portfolio securities under some circumstances. As always, if you choose to redeem or exchange your shares (whether before or after your Target Fund’s Merger), you may realize a taxable gain or loss depending on the performance of such shares since you acquired them. Shareholders should consult a tax adviser with respect to the tax consequences of the Mergers and any exchange or redemption.

Q. Will my cost basis for U.S. federal income tax purposes change as a result of the Mergers?

A.	Your total cost basis for U.S. federal income tax purposes is not expected to change as a result of a Merger. However, since the number of shares you hold after your Target Fund’s Merger is expected to be different than the number of shares you held prior to your Target Fund’s Merger, assuming the completion of both Mergers your average cost basis per share may change.

Q.	Will the fund services provided by Janus or Henderson change?

A.	The following table sets forth the investment adviser and sub-adviser for each Fund.

Fund	Adviser	Sub-adviser
Janus Target	Janus Adviser	Janus Sub-adviser
Henderson Target	Henderson Adviser	Henderson Sub-adviser
Acquiring Fund	Janus Adviser	Henderson Sub-adviser

Following the Mergers, administrative, distribution, custody, transfer agency and bookkeeping services for the Acquiring Fund will be performed by the same providers that have historically performed such services for the Janus Target.

Fund Administrator: State Street Bank and Trust Company (“State Street”) serves as administrator to the Henderson Target. The Janus Adviser serves as administrator to the Janus Target. As administrator, State Street and the Janus Adviser oversee and/or prepare the computation of the respective Target Fund’s NAV; net income and realized capital gains, if any; prepare various reports for filing with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the applicable Trust.

Transfer Agent: State Street serves as transfer agent and dividend disbursing agent for the Henderson Target. Janus Services serves as transfer agent for the Janus Target. As transfer agent, State Street and Janus Services issue and redeem shares of their respective Fund; provides communications to record owners, including reports to shareholders, dividend and distribution notices; maintains shareholder accounts; responds to shareholder correspondence; and makes periodic reports to the Board concerning the operations of their respective Target Fund.

Distributor: Foreside Fund Services, LLC (“Foreside”), serves as distributor of the Henderson Target. Janus Distributors serves as distributor of the Janus Target. As distributor, Foreside and Janus Distributors distribute shares of their respective Target Fund through broker-dealers.

Custodian: State Street serves as custodian of each of the Henderson Target and the Janus Target. As custodian, State Street keeps the books and accounts for the Target Funds and monitors assets held in custody with foreign custodians.

Auditor: [to be updated by amendment]

Q.	Will there be any sales load, commission or other transactional fee in connection with the Mergers?

A.	No. There will be no sales load, commission or other transactional fee in connection with the Mergers; however, the Target Funds will pay any brokerage commissions, transaction costs or similar expenses associated with the repositioning of its portfolio in preparation for the Mergers. Such repositioning is expected to be less than 5% of the Janus Target’s assets, based on portfolio holdings of the Janus Target as of September 30, 2016. The full and fractional shares of the Janus Target and the Henderson Target will be exchanged for full and fractional shares of the corresponding class of the Acquiring Fund having equal value, without any sales load, commission or other transactional fee being imposed.

Q.	Can I still add to my existing Janus Target or Henderson Target account until the Merger?

A.	Yes. Current Janus Target and Henderson Target shareholders may continue to make additional investments until the Closing Date (anticipated to be on or about [ ], or as soon as practicable thereafter), unless the respective Board of Trustees determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. If your Merger is completed, an account in the Acquiring Fund will be set up in your name and you will receive shares of the corresponding class of shares of the Acquiring Fund. You will receive confirmation of this transaction following the Mergers. Shareholders should note, however, potential portfolio transaction costs and tax consequences of any distributions prior to the Mergers.

Q.	Will either Target Fund or the Acquiring Fund pay fees or expenses associated with the Mergers?

A.	Janus and Henderson will pay the fees and expenses associated with the Mergers, including without limitation, legal and accounting fees, fees associated with special meetings of the Boards of Trustees, costs associated with the preparation, printing and mailing of this Joint Proxy Statement/Prospectus and proxy solicitation costs. However, the Target Funds will bear any brokerage commissions, transaction costs, and similar expenses in connection with any purchases or sales of securities related to portfolio repositioning in connection with the Mergers. Such repositioning is expected to be less than 5% of the assets of the Janus Target. The actual percentage of securities that may be sold in connection with a Merger, and its impact to a Target Fund, will not be known until the completion of the Merger.

Q.	If shareholders approve the Mergers, when will the Mergers take place?

A.	If shareholders approve the Merger for their Target Fund and other conditions are satisfied or waived, each Merger is expected to occur on or about [ ], or as soon as reasonably practicable after shareholder approval is obtained and after the Parent Company Transaction is consummated. After completion of a Merger, your financial intermediary, plan sponsor, or the Funds’ transfer agent (for Class D Shares) is responsible for sending you a confirmation statement reflecting your new Fund account number and number of shares owned.

Q.	What happens if a Merger is not completed?

A.	If a Merger is not approved by shareholders or other conditions are not satisfied or waived, any shares you held in your Target Fund would remain shares of your Target Fund. Your Target Fund would continue to operate separately and your Fund’s Board of Trustees would determine what further action, if any, to take.

Q.	If one of the Mergers is not approved, will the other Merger still occur?

A.	Yes for the Henderson Target, but no for the Janus Target. The Henderson Merger is not conditioned on the completion of the Janus Merger, so if shareholders of the Henderson Target approve its proposed Merger into the Acquiring Fund, that Merger will be completed even if the shareholders of the Janus Target do not approve its Merger into the Acquiring Fund. However, the Merger of the Janus Target into the Acquiring Fund is conditioned on the completion of the other Merger, so if shareholders of the Henderson Target do not approve its proposed Merger into the Acquiring Fund, the Merger of the Janus Target into the Acquiring Fund will not happen, even if shareholders of the Janus Target approve its proposed Merger. However, the closing of each Merger is contingent on the closing of the Parent Company Transaction.

Q.	What if I want to exchange my shares into another Janus or Henderson fund prior to the Mergers?

A.	Shareholders of the Janus Target may exchange their shares into another Janus fund and shareholders of the Henderson Target may exchange their shares into another Henderson fund before the Closing Date in accordance with their current exchange privileges by contacting their plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus (for Janus shareholders) or Boston Financial Data Services (for Henderson shareholders) representative. If you choose to exchange your shares, your request will be treated as a normal exchange of shares and will be a taxable transaction unless your shares are held in a tax-deferred account, such as an individual retirement account (“IRA”). Exchanges may be subject to minimum investment requirements. For shareholders of the Henderson Target, exchanges may be subject to minimum investment requirements. Shares otherwise subject to a contingent deferred sales charge (“CDSC”) will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange. For shareholders of the Janus Target, exchanges into another fund are not subject to any front-end sales charge. Any applicable contingent deferred sales charges charged to a class of shares will be waived for exchanges and redemptions through the date of the Janus Merger. You should be aware that certain other Janus funds and Henderson Funds are also involved in fund reorganizations. If you exchange your shares into a Janus or Henderson fund that is also a party to a merger, you should ensure that you understand the consequences of any actions relating to the fund whose shares you are purchasing.

Q.	How many votes am I entitled to cast?

A.	Shareholders of the Janus Target are entitled to one vote for each whole dollar value and a proportionate fractional vote for each fractional dollar value of the net asset value of the Janus Target shares held in their name on the Record Date. Shareholders of record of the Janus Target at the close of business on the Record Date will receive notice of and be asked to vote on the Janus Plan.

Shareholders of the Henderson Target are entitled to one vote for each whole share and a proportionate fractional vote for each fractional share of the Henderson Target held in their name on the Record Date. Shareholders of record of the Henderson Target at the close of business on the Record Date will receive notice of and be asked to vote on the Henderson Plan.

Proposal 2: Approval of a New Investment Advisory Agreement with the Janus Adviser

Q.	Why am I being asked to approve a new investment advisory agreement with the Janus Adviser?

A.	Recently, JCG, the parent company of the Janus Adviser, and Henderson, entered into an Agreement and Plan of Merger pursuant to which JCG and Henderson have agreed to effect an all-stock merger of equals strategic combination of their respective businesses, with the Janus Adviser surviving the merger as a direct wholly-owned subsidiary of Henderson (the “Parent Company Transaction”). Subject to certain conditions, the Parent Company Transaction is scheduled to close in the second quarter of 2017 (“Parent Company Closing”). Shareholders of the Janus Target are not being asked to vote on the Parent Company Transaction. Rather, shareholders of the Janus Target are being asked to vote on approval of their investment advisory agreement with the Janus Adviser.

The Parent Company Closing may be deemed to cause an “assignment” of the Janus Target’s current investment advisory agreement with the Janus Adviser, which would cause such agreement to terminate. In the event the Janus Plan is not approved or the Janus Merger is not completed or is delayed until after the Parent Company Closing, the Janus Board has approved, and recommends that shareholders of the Janus Target approve, a new investment advisory agreement between the Janus Target and the Janus Adviser for the Janus Adviser to continue to provide advisory services to the Janus Target following the Parent Company Closing. The terms of the proposed advisory agreement for the Janus Target are substantially similar to the terms of the current advisory agreement for the Janus Target.

Q.	How will I as a shareholder of the Janus Target be affected by the Parent Company Transaction?

A.	Your Janus Target investment will not change as a result of the Parent Company Transaction. If the Janus Plan is not approved, or if the Janus Merger is not completed or is delayed until after the Parent Company Closing, you will still own the same shares of the Janus Target and the underlying value of those shares will not change as a result of the Parent Company Transaction. The Janus Adviser would continue to manage the Janus Target according to the same investment objective and policies as before and does not anticipate any significant changes to the Janus Target.

In the event the Parent Company Transaction takes place, the combined company, which will be renamed Janus Henderson Global Investors plc (“Janus Henderson”), will have approximately $326 billion in assets under management and a combined market capitalization of $5.75 billion. The Janus Target’s adviser will not change, but will be a subsidiary of Janus Henderson following the Parent Company Closing. In addition, the name of your Fund will change to reflect “Janus Henderson” as part of the Fund’s name. The Janus Adviser expects that the combination of these two complementary businesses will create a leading global active asset manager with significant scale, diverse products and investment strategies, and depth and breadth in global distribution.

Q.	Will the Parent Company Transaction result in any important differences between the Janus Target’s new investment advisory agreement and the current investment advisory agreement?

A.	No. The terms of the new advisory agreement with the Janus Adviser are substantially similar to the current advisory agreement. There will be no change in the contractual advisory fee rate the Janus Target pays.

Q.	What will happen if shareholders do not approve the new investment advisory agreement before the Closing of the Parent Company Transaction?

A.	If the Janus Merger has not been consummated, the Janus Adviser will continue to manage the Janus Target under an interim investment advisory agreement, but must place its compensation for its services during this interim period in escrow, pending shareholder approval. The Janus Board urges you to vote without delay in order to avoid potential disruption to the Janus Target if the Janus Adviser were unable to continue to serve as investment adviser.

Proposal 3: Approval of a New Investment Sub-advisory Agreement with the Henderson Sub-adviser

Q.	Why am I being asked to approve a new sub-advisory agreement with the Henderson Sub-adviser for the Janus Target?

A.	In the event the Janus Plan is not approved or the Janus Merger is not completed or is delayed until after the Parent Company Closing, the Janus Adviser and the Janus Board have determined that it would be in the best interest of the Janus Target to draw upon the resources of the combined Janus Henderson by appointing the Henderson Sub-adviser as sub-adviser to the Janus Target. If approved, the Henderson Sub-adviser would replace the Janus Sub-adviser as the Janus Target’s sub-adviser and Glen Finegan, Head of Emerging Markets Equities of the Henderson Sub-adviser, and Michael Cahoon, Portfolio Manager of the Henderson Target, would serve as the Janus Target’s portfolio managers. The Henderson Sub-adviser is an SEC registered investment adviser and is an indirect, wholly-owned subsidiary of Henderson and serves as investment sub-adviser to several of the Henderson Funds, including the Henderson Target. No changes to the investment objective, policies or restrictions of the Janus Target are anticipated in connection with the appointment of the Henderson Sub-adviser as sub-adviser. The Henderson Sub-adviser may determine to purchase or sell securities of the Janus Target which would result in the Janus Target incurring brokerage commissions, transaction costs or similar expenses that it otherwise may not have incurred if the Henderson Sub-adviser were not serving as sub-adviser to the Janus Target.

Proposal 4: Approval of a New Investment Sub-advisory Agreement with the Janus Sub-adviser

Q.	Why am I being asked to approve a new sub-advisory agreement with the Janus Sub-adviser for the Janus Target?

A.	The Parent Company Closing may be deemed to cause an “assignment” of the Janus Target’s current investment sub-advisory agreement with the Janus Sub-adviser, which would cause such agreement to terminate. In the event the Janus Plan is not approved or the Janus Merger is not completed or is delayed until after the Parent Company Closing and the Henderson Sub-adviser is not approved as the sub-adviser for the Janus Target, the Janus Board has approved, and recommends that shareholders of the Janus Target approve, a new investment sub-advisory agreement between the Janus Adviser and the Janus Sub-adviser to permit the Janus Sub-adviser to continue to provide sub-advisory services to the Janus Target following the Parent Company Closing.

Proposal 5: Election of an Additional Trustee

Q.	Why am I being asked to elect an additional Trustee?

A.	Currently, the Janus Board has eight members, each of whom is an Independent Trustee (as described below). In connection with the Parent Company Transaction, the Janus Board has sought to increase the size of the Janus Board to nine members and has nominated Diane L. Wallace (the “Trustee Nominee”) to stand for election as a Trustee. The Trustee Nominee currently serves as a member of the Henderson Board, which oversees the Henderson Target and the other Henderson funds. The Trustee Nominee was unanimously approved by the Janus Board to stand for election, upon a recommendation from the Janus Board’s Nominating and Governance Committee. Among other things, the Janus Board considered the Trustee Nominee’s industry and other experience, including with the Henderson Funds, and determined that the addition of the Trustee Nominee to the Janus Board would provide valuable continuity and enhance the Janus Board’s oversight of the Janus Trust following the completion of the Parent Company Transaction.

Each current Trustee and the Trustee Nominee is an Independent Trustee, meaning that each is not an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Janus Trust, the Janus Adviser, the Janus Sub-adviser, the Henderson Sub-adviser, or Janus Distributors. Information about the Trustee Nominee, including age, principal occupations during the past five years, and other information, such as the Trustee Nominee’s experience, qualifications, attributes, or skills, is set forth in the Joint Proxy Statement/Prospectus.

Proposal 6: Approval of a “Manager of Managers” Structure

Q.	Why am I being asked to vote on the Manager of Managers structure?

A.	The Janus Adviser and the Janus Trust obtained exemptive relief from the U.S. Securities and Exchange Commission (“SEC”) that provides the Janus Adviser the flexibility to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Janus Board, but without the costs and delays associated with holding a shareholder meeting. This is referred to as “Manager of Managers” relief. However, in order to utilize the relief, shareholders of the Janus Target must approve its use for their Fund. The Janus Board has recommended that the Henderson Sub-adviser replace the Janus Sub-adviser as sub-adviser of the Janus Target, as discussed in Proposal 3 and that would also occur if the Janus Merger is implemented as described in Proposal 1 to this Joint Proxy Statement/Prospectus. In the future, if the Janus Adviser and/or the Janus Board determines that resources of another sub-adviser, or different sub-adviser, would be beneficial for the Janus Target, your approval of the Manager of Managers proposal would allow the Janus Adviser to engage or change the sub-adviser, without incurring the costs related to a shareholder meeting and proxy solicitation. The appointment of the sub-adviser is subject to Janus Board approval and you would receive notification of each such engagement.

Miscellaneous Matters

Q.	Who is eligible to vote?

A.	Shareholders who owned shares of the Janus Trust, including the Janus Target, and the Henderson Target at the close of business on the Record Date for the Target Fund will be entitled to be present and vote at their Meeting. Shareholders who owned shares of the Janus Target or the Henderson Target will be entitled to vote on proposal 1. Only shareholders of the Janus Target will be entitled to vote on proposals 2, 3, 4, and 6, and only shareholders of the Janus Trust (including the Janus Target) will be entitled to vote on proposal 5.

Q.	What is the required vote to approve the proposals?

A.	Approval of proposals 1, 2, 3, 4, and 6 require the affirmative vote of a “majority of the outstanding voting securities” as defined under the 1940 Act (such a majority referred to herein as a “1940 Act Majority”) of the applicable Target Fund. A 1940 Act Majority means the lesser of the vote of (i) 67% or more of the shares of the Fund entitled to vote thereon present at the Meeting, if the holders of more than 50% of such outstanding shares are present in person or represented by proxy; or (ii) more than 50% of such outstanding shares of the Fund entitled to vote thereon.

For proposal 5, the election of the Trustee Nominee will be determined by the affirmative vote of a plurality (the greatest number of affirmative votes) of the shares of all funds of the Janus Trust, including the Janus Target and certain funds of the Janus Trust for which votes are being solicited pursuant to separate proxy statements.

However, proposals 1, 2, 3, 4 and 5 will only take effect upon the closing of the Parent Company Transaction, which is conditioned upon obtaining the approval of new investment advisory agreements by shareholders of Janus funds representing a specified percentage of assets under management. Further, proposals 2, 3 and 4 will only take effect if the Janus Merger described in proposal 1 is not approved, or is not completed or is delayed until after the Parent Company Closing. Additionally, proposal 4 will only take effect if the new investment sub-advisory agreement between the Janus Adviser and the Henderson Sub-adviser described in proposal 3 is not approved prior to the Parent Company Closing.

A quorum of shareholders is required to take action at each Meeting. The presence in person or by proxy of the holders of record of 30% of the Janus Target’s shares outstanding and entitled to vote at the Janus Meeting and of one-third of the Henderson Target’s shares outstanding and entitled to vote at the Henderson Meeting constitutes a quorum for their respective Meeting.

Q.	How does the Janus Board suggest I vote with respect to each of proposals 2 through 6?

A.	After careful consideration, the Janus Board unanimously recommends that you vote FOR each proposal. Please see the section of the Joint Proxy Statement/Prospectus discussing each proposal for a discussion of the Janus Board’s considerations in making such a recommendation.

Q.	How can I vote my shares?

A.	You can vote in any one of four ways:

•	Through the Internet by going to the website listed on your proxy card(s);
•	By telephone using the toll-free number listed on your proxy card(s);
•	By mail, by sending the enclosed proxy card (completed, signed and dated) in the enclosed envelope; or
•	In person, by attending the Janus Meeting or the Henderson Meeting on April 6, 2017 (or any adjournments or postponements thereof).

Whichever method you choose, please take the time to read the full text of this Joint Proxy Statement/Prospectus before you vote.

Q.	If I vote my proxy now as requested, can I change my vote later?

A.	Yes. You may revoke your proxy vote at any time before it is voted at the Janus Meeting or the Henderson Meeting by (1) delivering a written revocation to the Secretary of your Target Fund; (2) submitting a subsequently executed proxy vote; or (3) attending the Meeting and voting in person. Even if you plan to attend the Meeting, we ask that you return the enclosed proxy card or vote by telephone or the internet. This will help us to ensure that an adequate number of shares are present at the Meeting for consideration of the Merger. Shareholders of the Janus Target should send notices of revocation to Janus Investment Fund, 151 Detroit Street, Denver, Colorado 80206, Attn: Secretary. Shareholders of the Henderson Target should send notices of revocation to Henderson Global Funds, 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611, Attn: Secretary.

Q.	Whom should I call for additional information about this Joint Proxy Statement/Prospectus?

A.	Please call Computershare Fund Services (“Computershare”), your Fund’s information agent (proxy solicitor), at 866-492-0863.

PROPOSAL 1 – THE MERGER OF THE JANUS TARGET AND THE HENDERSON TARGET INTO THE ACQUIRING FUND

SUMMARY OF THE FUNDS

This section provides a summary of certain information with respect to the Mergers, each Target Fund, and the Acquiring Fund, including but not limited to, comparative information regarding each Fund’s investment objective, fees and expenses, principal investment strategies and risks, and historical performance. Please note that this is only a brief discussion and is qualified in its entirety by reference to the complete information contained herein, including the Target Funds’ prospectuses which are incorporated by reference.

There is no assurance that a Fund will achieve its stated objective. You can lose money by investing in a Fund. Each Fund is designed for long-term investors.

Comparison of Investment Advisory Fees

The Janus Target’s base investment advisory fee rate paid to the Janus Adviser, prior to any performance adjustment, is an annual rate of 1.00% of average daily net assets (the “Base Fee Rate”). The Base Fee Rate adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Janus Target’s performance relative to its benchmark index, the MSCI Emerging Markets IndexSM, during a performance measurement period, which is the 36-month period preceding the end of the month for which the fee is calculated (the “Performance Adjustment”). For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). For the fiscal year ended September 30, 2016, the Janus Target paid an investment advisory fee (including the Performance Adjustment) to the Janus Adviser at the annual rate of 1.10% of the Janus Target’s average daily net assets. The Janus Target also pays out-of-pocket administration expenses to the Janus Adviser, transfer agency fees and/or out-of-pocket expenses to Janus Services LLC, distribution fees paid by certain share classes to Janus Distributors LLC, and certain other fees or out-of-pocket costs to third party intermediaries. The Janus Adviser pays the Janus Sub-adviser a sub-advisory fee at the rate of one-third of the investment advisory fee payable by the Janus Target to the Janus Adviser (excluding any Performance Adjustment and net of fee waivers or expense reimbursements by the Janus Adviser).

The Henderson Target pays the Henderson Adviser an annual investment advisory fee at the rate of 1.00% for the first $1 billion of the Henderson Target’s average daily net assets, 0.90% for the next $1 billion of its average daily net assets and 0.85% of its average daily net assets thereafter. For the fiscal year ended July 31, 2016, the Henderson Target paid an investment advisory fee to the Henderson Adviser at the annual rate of 0.44% of the Henderson Target’s average daily net assets. The Henderson Target also pays out-of-pocket administration expenses to the Henderson Adviser, transfer agency fees and/or out-of-pocket expenses to State Street Bank and Trust Company, distribution fees paid by certain share classes to Foreside Fund Services, LLC, and certain other fees or out-of-pocket costs to third party intermediaries. The Henderson Adviser pays the Henderson Sub-adviser an annual management fee at the rate of 0.35% of the Henderson Target’s average daily net assets. No portion of the Henderson Target’s investment advisory fee is based on performance.

The Acquiring Fund will pay the Janus Adviser an annual investment advisory fee at the rate of 1.00% of the first $1 billion of the Acquiring Fund’s average daily net assets, 0.90% of the next $1 billion of its average daily net assets and 0.85% of the its average daily net assets thereafter. The sub-advisory fee rate paid by the Janus Adviser to the Henderson Sub-adviser will equal 50% of the investment advisory fee rate paid by the Acquiring Fund to the Janus Adviser (net of 50% of any fee and expense waivers or reimbursements incurred by the Janus Adviser). No portion of the Acquiring Fund’s investment advisory fee will be based on performance.

For purposes of calculating the foregoing advisory fees, “average net assets” includes amounts borrowed for investment purposes, if any.

Current and Pro Forma Fees and Expenses

The following tables compare the fees and expenses you may bear directly or indirectly as an investor in the Janus Target and the Henderson Target versus the estimated (“pro forma”) fees and expenses of the Acquiring Fund. Fees and expenses for the Janus Target are shown for its fiscal year ended September 30, 2016. Fees and expenses shown for the Henderson Target are shown for its fiscal year ended July 31, 2016. Pro forma fees and expenses of the Acquiring Fund are shown for the twelve months ended July 31, 2016, assuming consummation of both of the Mergers as of the first day of the twelve-month period ended July 31, 2016. Total net assets as of July 31, 2016 were $55,032,727 for the Janus Target, $47,196,111 for the Henderson Target, and $102,228,838 for the Acquiring Fund on a pro forma basis assuming both Mergers closed as of the first day of the twelve-month period ended July 31, 2016.

The pro forma fees and expenses are estimated in good faith and are hypothetical, and do not reflect any change in expense ratios resulting from a change in assets under management since July 31, 2016. More current total net asset information is available for the Janus Target at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Class D Shares) and for the Henderson Target at henderson.com/uspi/Fund/269/fund-us-performance. It is important for you to know that a decline in a Fund’s average net assets during the current fiscal year and after the Mergers, as a result of market volatility or other factors, could cause a Fund’s expense ratio to be higher than the fees and expenses shown, which means you could pay more if you buy or hold shares of the Funds.

Annual Fund Operating Expenses

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management, administration and administrative services, including recordkeeping, accounting or sub-accounting, and other shareholder services. You do not pay these fees directly, but as the examples in the tables below show, these costs are borne indirectly by all shareholders.

The Annual Fund Operating Expenses shown in the tables below represent expenses for the Janus Target for its fiscal year ended September 30, 2016, expenses for the Henderson Target for its fiscal year ended July 31, 2016, as well as those estimated for the Acquiring Fund on a pro forma basis, assuming consummation of both of the Mergers as of the first day of the twelve-month period ended July 31, 2016.

Expense Limitations

Janus Target

Total Annual Fund Operating Expenses After Fee Waiver shown in the tables below reflect expense limits and fee waivers currently in effect for the Target Funds and agreed to by the Janus Adviser for the Janus Target and the Henderson Adviser for the Henderson Target. The Janus Adviser has contractually agreed to waive its investment advisory fee and/or reimburse Janus Target expenses to the extent that the Janus Target’s total annual fund operating expenses (excluding any performance adjustment to the investment advisory fee, distribution and shareholder servicing fees paid pursuant to a 12b-1 plan, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 1.24% of average daily net assets until at least February 1, 2018. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Janus Board.

Henderson Target

The Henderson Adviser has contractually agreed to waive its management fee for the Henderson Target and, if necessary, to reimburse other operating expenses (excluding any distribution and/or service (Rule 12b-1) fees, acquired fund fees and expenses on underlying funds owned, interest, taxes, brokerage commissions and other investment-related costs including dividend and interest expenses on securities sold short and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business) in order to limit total annual operating expenses to 1.20% of average daily net assets. The Henderson Target’s Expense Limitation Agreement is scheduled to remain in effect through July 31, 2020.

The foregoing contractual expense limitations terminate upon completion of the Merger for a Target Fund.

Acquiring Fund

The Janus Adviser has an established methodology for setting expense limits for the Janus Trust that differs from the methodology used for the Henderson Target. Most significantly, it excludes from the expense limit percentage transfer agency fees, including sub-transfer agency and networking fees, and is reviewed on an annual basis. Commencing with completion of the Henderson Merger, the Janus Adviser has agreed to waive its investment advisory fee and/or to reimburse Acquiring Fund expenses to the extent that the Acquiring Fund’s total annual fund operating expenses (excluding distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 1.03% until at least February 1, 2019. The foregoing expense limitation for the Acquiring Fund is a non-standard contractual waiver relative to the Janus Adviser’s standard methodology. Had the expense limitation for the Acquiring Fund been established based on the Janus Adviser’s standard methodology, the expense limit would have been higher, at 1.20%. There is no assurance that, following the expiration of the contractual waivers, the Janus Adviser will agree to waive its investment advisory fee and/or reimburse Fund expenses at the non-standard level, the standard level or at any other level and the total annual operating expenses for the Acquiring Fund could exceed the limit that will apply until at least February 1, 2019 and also could exceed the limits currently effective for each Target Fund.

Changes to expenses and asset levels of either Target Fund since the periods shown above could impact the net expenses shown below that will be paid by the Acquiring Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Class A Shares	Janus Target		Henderson Target		Janus Henderson Emerging Markets Fund Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		5.75%		5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds for the Janus Target; as a percentage of offering price for the Henderson Target and the Acquiring Fund Pro Forma)	None	(1)	None	(1)	None	(1)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (may adjust up or down)(2)	1.10%		1.00%		1.00%
Distribution/Service (12b-1) Fees(3)	0.25%		0.25%		0.25%
Other Expenses(4)	0.67%		1.11%		0.78%
Acquired Fund Fees and Expenses(5)	0.00%		0.01%		0.01%
Total Annual Fund Operating Expenses(6)	2.02%		2.37%		2.04%
Fee Waiver(6)	0.24%		0.91%		0.62%
Total Annual Fund Operating Expenses After Fee Waiver(6)	1.78%		1.46%		1.42%

SHAREHOLDER FEES (fees paid directly from your investment)
Class C Shares	Janus Target		Henderson Target		Janus Henderson Emerging Markets Fund Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	Non	e	Non	e	Non	e
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds for the Janus Target; as a percentage of offering price for the Henderson Target and the Acquiring Fund Pro Forma)	1.00	%(7)	1.00	%(7)	1.00	%(7)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (may adjust up or down) (2)	1.10%		1.00%		1.00%
Distribution/Service (12b-1) Fees(3)	1.00%		1.00%		1.00%
Other Expenses(4)	0.61%		1.16%		0.80%
Acquiring Fund Fees and Expenses(5)	0.00%		0.01%		0.01%
Total Annual Fund Operating Expenses(6)	2.71%		3.17%		2.81%
Fee Waiver(6)	0.22%		0.96%		0.63%
Total Annual Fund Operating Expenses After Fee Waiver(6)	2.49%		2.21%		2.18%

SHAREHOLDER FEES (fees paid directly from your investment)
Class D Shares	Janus Target		Henderson Target		Janus Henderson Emerging Markets Fund Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	Non	e	N/A		Non	e

Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds for the Janus Target; as a percentage of offering price for the Henderson Target and the Acquiring Fund Pro Forma)

	Non	e	N/A		Non	e

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (may adjust up or down)(2)	1.10%		N/A		1.00%
Distribution/Service (12b-1) Fees	Non	e	N/A		Non	e
Other Expenses(4)	0.63%		N/A		0.82%
Acquired Fund Fees and Expenses(5)	0.00%		N/A		0.01%
Total Annual Fund Operating Expenses(6)	1.73%		N/A		1.83%
Fee Waiver(6)	0.22%		N/A		0.62%
Total Annual Fund Operating Expenses After Fee Waiver(6)	1.51%		N/A		1.21%

SHAREHOLDER FEES (fees paid directly from your investment)
Class S Shares	Janus Target		Henderson Target		Janus Henderson Emerging Markets Fund Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	Non	e	Non	e	Non	e

Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds for the Janus Target; as a percentage of offering price for the Henderson Target and Acquiring Fund Pro Forma)

	Non	e	Non	e	Non	e

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (may adjust up or down) (2)	1.10%		N/A		1.00%
Distribution/Service (12b-1) Fees(3)	0.25%		N/A		0.25%
Other Expenses(4)	0.74%		N/A		0.90%
Acquired Fund Fees and Expenses(5)	0.00%		N/A		0.01%
Total Annual Fund Operating Expenses(6)	2.09%		N/A		2.16%
Fee Waiver(6)	0.25%		N/A		0.62%
Total Annual Fund Operating Expenses After Fee Waiver(6)	1.84%		N/A		1.54%

SHAREHOLDER FEES (fees paid directly from your investment)
Class I Shares	Janus Target		Henderson Target		Janus Henderson Emerging Markets Fund Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	Non	e	Non	e	Non	e

Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds for the Janus Target; as a percentage of offering price for the Henderson Target and the Acquiring Fund Pro Forma)

	Non	e	Non	e	Non	e

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (may adjust up or down)(2)	1.10%		1.00%		1.00%
Distribution/Service (12b-1) Fees	Non	e	0.00%		Non	e
Other Expenses(4)	0.50%		1.09%		0.72%
Acquired Fund Fees and Expenses(5)	0.00%		0.01%		0.01%
Total Annual Fund Operating Expenses(6)	1.60%		2.10%		1.73%
Fee Waiver(6)	0.20%		0.89%		0.61%
Total Annual Fund Operating Expenses After Fee Waiver(6)	1.40%		1.21%		1.12%

SHAREHOLDER FEES (fees paid directly from your investment)
Class N Shares (Class R6 Shares for Henderson Target)	Janus Target		Henderson Target		Janus Henderson Emerging Markets Fund Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	Non	e	Non	e	Non	e

Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds for the Janus Target; as a percentage of offering price for the Henderson Target and the Acquiring Fund Pro Forma)

	Non	e	Non	e	Non	e

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (may adjust up or down) (2)	1.10%		1.00%		1.00%
Distribution/Service (12b-1) Fees	Non	e	Non	e	Non	e
Other Expenses(4)	0.44%		1.17%		0.81%
Acquired Fund Fees and Expenses(5)	0.00%		0.01%		0.01%
Total Annual Fund Operating Expenses(6)	1.54%		2.18%		1.82%
Fee Waiver(6)	0.20%		0.97%		0.61%
Total Annual Fund Operating Expenses After Fee Waiver(6)	1.34%		1.21%		1.21%

SHAREHOLDER FEES (fees paid directly from your investment)
Class T Shares	Janus Target		Henderson Target		Janus Henderson Emerging Markets Fund Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	Non	e	Non	e	Non	e

Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds for the Janus Target; as a percentage of offering price for the Henderson Target and the Acquiring Fund Pro Forma)

	Non	e	Non	e	Non	e

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (may adjust up or down)(2)	1.10%		N/A		1.00%
Distribution/Service (12b-1) Fees	Non	e	N/A		Non	e
Other Expenses(4)	0.69%		N/A		0.90%
Acquired Fund Fees and Expenses(5)	0.00%		N/A		0.01%
Total Annual Fund Operating Expenses(6)	1.79%		N/A		1.91%
Fee Waiver(6)	0.20%		N/A		0.62%
Total Annual Fund Operating Expenses After Fee Waiver(6)	1.59%		N/A		1.29%

Examples:

The following Examples are based on expenses without waivers. These Examples are intended to help you compare the cost of investing in the Janus Target, the Henderson Target, and the Acquiring Fund after the Mergers (assuming both Mergers are completed) with the cost of investing in other mutual funds. These Examples should not be considered a representation of future expenses and actual expenses may be greater or less than those shown. The Examples assume that you invest $10,000 in the Janus Target, the Henderson Target, and the Acquiring Fund after the Mergers (assuming both Mergers are completed) for the time periods indicated and reinvest all dividends and distributions. The Examples also assume that your investment has a 5% return each year and that the Funds’ operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 Year(8)(9)(10)	3 Years(8)(11)	5 Years(8)(11)	10 Years(8)(11)
Class A Shares
Janus Target	768	1,172	1,600	2,788
Henderson Target	801	1,272	1,768	3,126
Acquiring Fund (pro forma assuming consummation of both the Mergers)	770	1,178	1,610	2,808
Class C Shares
Janus Target	374	841	1,435	3,041
Henderson Target	420	977	1,659	3,476
Acquiring Fund (pro forma assuming consummation of both the Mergers)	384	871	1,484	3,138
Class D Shares
Janus Target	176	545	939	2,041
Henderson Target	N/A	N/A	N/A	N/A
Acquiring Fund (pro forma assuming consummation of both the Mergers)	186	576	990	2,148
Class S Shares
Janus Target	212	655	1,124	2,421
Henderson Target	N/A	N/A	N/A	N/A
Acquiring Fund (pro forma assuming consummation of both the Mergers)	219	676	1,159	2,493
Class I Shares
Janus Target	163	505	871	1,900
Henderson Target	213	658	1,129	2,431
Acquiring Fund (pro forma assuming consummation of both the Mergers)	176	545	939	2,041

If shares are redeemed:	1 Year(8)(9)(10)	3 Years(8)(11)	5 Years(8)(11)	10 Years(8)(11)
Class N Shares/Class R6 Shares(11)
Janus Target (Class N Shares)	157	486	839	1,834
Henderson Target (Class R6 Shares)	221	682	1,169	2,513
Acquiring Fund (pro forma assuming consummation of both the Mergers)	185	573	985	2,137
Class T Shares
Janus Target	182	563	970	2,105
Henderson Target	N/A	N/A	N/A	N/A
Acquiring Fund (pro forma assuming consummation of both the Mergers)	194	600	1,032	2,233

If shares are not redeemed:	1 Year(8)(9)(10)	3 Years(8)(11)	5 Years(8)(11)	10 Years(8)(11)
Class A Shares
Janus Target	768	1,172	1,600	2,788
Henderson Target	801	1,272	1,768	3,126
Acquiring Fund (pro forma assuming consummation of both the Mergers)	770	1,178	1,610	2,808
Class C Shares
Janus Target	274	841	1,435	3,041
Henderson Target	320	977	1,659	3,476
Acquiring Fund (pro forma assuming consummation of both the Mergers)	284	871	1,484	3,138

(1)	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (“CDSC”), applies to redemptions of Class A Shares within one year of purchase if purchased with no initial sales charge. In addition, for the Henderson Target, the CDSC applies as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.
(2)	The “Management Fee” is the investment advisory fee rate paid by each Target Fund to its investment adviser under each Investment Advisory Agreement. The Janus Target’s base management fee rate paid to the Janus Adviser, prior to any performance adjustment, is an annual rate of 1.00% of average daily net assets (the “Base Fee Rate”). The Base Fee Rate adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Janus Target’s performance relative to its benchmark index, the MSCI Emerging Markets IndexSM, during a measurement period, which is the 36-month period preceding the end of the month for which the fee is calculated (the “Performance Adjustment”). For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). For the fiscal year ended September 30, 2016, the Janus Target paid the Janus Adviser a management fee at the annual rate of 1.10% of the Janus Target’s average daily net assets. The Henderson Target pays an annual management fee at the rate of 1.00% based on its average daily net assets, subject to certain breakpoints. For purposes of the management fee, “net assets” includes any amounts borrowed for investment purposes. The Acquiring Fund will continue to charge an annual management fee at the rate of 1.00% currently paid by the Henderson Target, subject to the same breakpoints applicable to the Henderson Target’s management fee. The management fee shown for the Acquiring Fund does not reflect any waivers by any Target Fund. These waivers, if applicable, are reflected under “Total Annual Fund Operating Expenses After Fee Waiver.” Refer to the “Management Expenses” section in this Joint Proxy Statement/Prospectus for additional information.
(3)	If applicable to the share class, because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution/Service (12b-1) Fees include a shareholder servicing fee of up to 0.25% for Class C Shares.
(4)	“Other Expenses” for Class A Shares, Class C Shares, and Class I Shares may include shareholder servicing fees charged by intermediaries for the provision of shareholder services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other non-distribution related shareholder services provided on behalf of shareholders of the Funds. “Other Expenses” for Class S Shares and Class T Shares include a shareholder servicing fee of up to 0.25% of the average daily net assets of each class to compensate Janus Services, the Janus Target and Acquiring Fund’s transfer agent, for providing, or arranging for the provision by intermediaries of, shareholder services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other non-distribution related shareholder services provided on behalf of retirement plan participants, pension plan participants, or other underlying investors investing through institutional channels. “Other Expenses” for Class D Shares include a shareholder servicing fee of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services, the Janus Target and Acquiring Fund’s transfer agent. “Other Expenses” for all classes of the Janus Target and the Acquiring Fund may include reimbursement to the Janus Adviser of its out-of-pocket costs for services as administrator and to Janus Services for its out-of-pocket costs for serving as transfer agent, or arranging for the provision of such services by others. “Other Expenses” for Class N Shares of the Janus Target are based on the estimated annualized expenses that the Shares expect to incur.
(5)	Acquired fund fees and expenses are indirect expenses a Fund may incur as a result of investing in shares of an underlying fund. “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds. Amounts shown as 0.00% for the Janus Target or the Acquiring Fund are less than 0.01%.
(6)	The Janus Adviser and the Henderson Adviser have agreed to implement fee waivers and/or expense limitations for the Janus Target, the Henderson Target, and the Acquiring Fund as described under “Expense Limitations” in this Joint Proxy Statement/Prospectus. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, under “Total Annual Fund Operating Expenses After Fee Waiver” in the table. Refer to the “Management Expenses” and “Expense Limitations” sections in this Joint Proxy Statement/Prospectus for additional information.

(7)	A CDSC of up to 1.00% may be imposed on certain redemptions of Class C shares within 12 months of purchase.
(8)	Assumes the payment of the maximum initial sales charge on Class A Shares at the time of purchase for the Funds. The sales charge may be waived or reduced for certain investors, which would reduce the expenses for those investors.
(9)	A CDSC of up to 1.00% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge and then redeemed within 12 months of purchase. In addition, for the Henderson Target, the CDSC applies as part of an investment of $1 million or more and if the Henderson Target’s distributor paid a sales commission on the purchase. The CDSC is not reflected in the Examples.
(10)	A CDSC of 1.00% generally applies on Class C Shares redeemed within 12 months of purchase. The CDSC may be waived for certain investors, as described in Appendix C.
(11)	A CDSC is not applicable.
(12)	The Class R6 Shares offered by the Henderson Target will receive Class N Shares of the Acquiring Fund in the Henderson Merger.

If only the Henderson Merger is completed, the pro forma fees and expenses of the Acquiring Fund would be substantially the same for shareholders of the Henderson Target as if the Henderson Merger did not occur. Assuming the Henderson Merger occurred on the first day of the fiscal year ended July 31, 2016, the total annual gross and net expense ratio of Class A Shares would decrease, the total annual gross and net expense ratio of Class I Shares would increase, and the total annual gross and net expense ratio of each of Class C Shares and Class N Shares of the Acquiring Fund would remain the same, as compared to the total annual gross and net total expense ratio of the corresponding share class of the Acquiring Fund shown in the tables above, which assumes both Mergers have been completed. Please refer to Appendix M to this Joint Proxy Statement/Prospectus for more information.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect each Fund’s performance. During the most recent fiscal year, the Janus Target’s portfolio turnover rate was 95% of the average value of its portfolio and the Henderson Target’s portfolio turnover rate was 86% of the average value of its portfolio. During the current fiscal period, it is anticipated that a Target Fund’s portfolio turnover will be higher due to repositioning of its portfolio, or the combined portfolio following the completion of a Merger.

Investment Objectives

The investment objective of each Target Fund is to seek long-term growth of capital. The Acquiring Fund will seek long-term growth of capital.

Principal Investment Strategies

The Funds have substantially similar investment strategies.

The following is intended to show the primary similarities and differences between the Funds’ principal investment strategies. The Acquiring Fund will have the same investment strategies as the Henderson Target as shown below. This information is qualified in its entirety by the prospectuses of each Fund, which are incorporated by reference. References in the table below to “assets” or “net assets” mean the Fund’s total managed assets, including any amounts borrowed for investment purposes.

Allocation of Assets
Janus Target	Henderson Target & Acquiring Fund
Primary Strategy. Under normal circumstances, the Janus Target pursues its investment objective by investing at least 80% of its net assets in securities of issuers in emerging market countries.	Primary Strategy. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies in emerging market countries.

Definition of Emerging Market Issuer. The Janus Target normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

Definition of Emerging Market Issuer. Same definition as the Janus Target.

Allocation of Assets
Janus Target	Henderson Target & Acquiring Fund

Definition of Emerging Market Country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the MSCI World IndexSM, which measures the equity performance of developed markets.

Definition of Emerging Market Country. Emerging market countries are all countries represented by the MSCI Emerging Markets IndexSM and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations.

Investment in Developed Countries. Although the Janus Target intends to invest substantially all of its assets in several issuers that are economically tied to emerging market countries, the Janus Target may invest up to 20% of its net assets in securities of issuers that are economically tied to the U.S. or other developed issuers.

Investment in Developed Countries. In addition to the Fund’s main investments, the Fund may invest no more than 20% of its net assets in the securities of issuers in developed market countries.

Equity Securities. The Janus Target generally invests in equity securities, such as common stocks, preferred stocks, and convertible securities, but may also invest in other types of securities, such as equity-linked securities and exchange-traded funds.

Equity Securities. The Fund normally invests at least 80% of its net assets in equity securities, including common stocks and related securities, such as preferred stock, convertible securities and depositary receipts.
Fixed-Income Securities. The Janus Target may invest in domestic and foreign fixed-income securities to the extent it has not invested in equity securities.	Fixed-Income Securities. Since, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies in emerging market countries, the Fund normally may not invest more than 20% of its net assets in fixed-income securities.
Assets in a Single Country. Under unusual circumstances, the Janus Target may invest all or a significant portion of its assets in a single emerging market country.	Assets in a Single Country. The Fund may invest a portion of its assets (i.e., more than 25% of its assets) in issuers in a single country or a limited number of countries.
Portfolio Turnover. Due to the nature of the securities in which the Janus Target invests, it may have relatively high portfolio turnover compared to other funds.	Portfolio Turnover. The Fund may engage in active and frequent trading to achieve its investment objective.
Investment Process
Janus Target	Henderson Target & Acquiring Fund

In selecting investments, the portfolio manager applies a “bottom up” approach, looking at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Janus Target’s investment policies.

In selecting investments, the Fund’s portfolio managers base decisions to invest upon an analysis of a company’s valuations relative to earnings forecasts or other valuation criteria, earnings growth prospects of a company, the quality of a company’s management and the unique and competitive advantages of a company.

Investment Process
Janus Target	Henderson Target & Acquiring Fund
The Janus Target has no stated policy with respect to when the Janus Target will sell a stock.

Some of the Fund’s investments may produce income, although income from dividends and interest will be incidental and not an important consideration in choosing investments.

The Fund generally sells a stock when, in the portfolio managers’ opinion:

•    there is a deterioration in the company’s fundamentals,

•    the company fails to meet performance expectations,

•    the stock achieves its target price,

•    its earnings are disappointing,

•    its revenue growth has slowed,

•    negative country or regional factors may affect the company’s outlook,

•    a superior investment opportunity arises, or

•    to meet cash requirements.

The portfolio managers of the Fund will continue to hold securities of companies that grow or expand so long as the portfolio managers believe the securities continue to offer prospects of long-term growth.

Other Policies
Janus Target	Henderson Target & Acquiring Fund

Real Estate-Related Securities. The Janus Target may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

Real Estate-Related Securities. The Fund does not invest in real estate-related securities as a principal investment strategy.
Size of Issuers. The Janus Target may invest in companies of any market capitalization.	Size of Issuers. The Fund may invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements.

Leverage. The Janus Target may use bank borrowings for temporary or emergency purposes, but not for leveraging investments. The Janus Target may, however, leverage its portfolio through the use of derivatives and transactions that have the effect of leverage, such as short sales transactions, or futures, options, swaps, or forward transactions. The Janus Target may borrow money to the extent permissible under the 1940 Act, currently up to 33 1/3% of its total assets, including the amount borrowed.

Leverage. The Fund may use bank borrowings to increase the amount of money the Fund can invest. The Fund also may leverage its portfolio through the use of derivatives and transactions that have the effect of leverage, such as reverse repurchase agreements. The Fund may borrow money to the extent permissible under the 1940 Act, currently up to 33 1/3% of its total assets, including the amount borrowed.

Other Policies
Janus Target	Henderson Target & Acquiring Fund

Derivatives. The Janus Target may take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Janus Target may include derivatives that have characteristics similar to the securities in which the Janus Target may directly invest. The types of derivatives in which the Janus Target may invest include options, futures, swaps, warrants, and forward exchange contracts. The Janus Target may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Janus Target invests, to increase or decrease the Janus Target’s exposure to a particular market, to adjust the Janus Target’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Janus Target’s risk profile.

Derivatives. The Fund may engage in derivative transactions to hedge against fluctuations in currency exchange rates. There are no limits on the extent to which foreign currency hedging may be utilized.

Securities Lending. The Janus Target may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Securities Lending. The Fund does not currently use securities lending as a principal investment strategy of achieving its investment objective, but is permitted to do so, up to an amount equal to one-third of its total assets as determined at the time of the loan origination.

For additional information on the Funds’ principal investment strategies and related risks, please refer to the “Additional Information About the Funds” section of this Joint Proxy Statement/Prospectus and Appendix C.

Principal Investment Risks

The following is a summary of the principal risks associated with investments in the Funds. Because each Fund has the same investment objective and substantially similar principal investment strategies, the principal risks are similar for each Fund. Differences in risks between the Funds are noted below. These risks are described in greater detail later in this Joint Proxy Statement/Prospectus under “Additional Information About the Funds – Additional Risks of the Funds.” As with any security, an investment in either Fund involves certain risks, including loss of principal. The fact that a particular risk is not identified, or is not identified with respect to a particular Fund, does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk or is otherwise not exposed to such risk. This information is qualified in its entirety by the prospectuses of each Fund, which are incorporated by reference.

Foreign Exposure Risk. Each Fund has exposure to foreign markets as a result of its investments in non-U.S. securities, particularly investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where a Fund has invested a significant amount of its assets may have a greater effect on a Fund’s performance than it would in a more geographically diversified portfolio. To the extent a Fund invests in non-U.S. debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on a Fund’s investments. In addition, a Fund’s investments may be denominated in foreign currencies and therefore changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Fund invests in Chinese local market securities. Some of the risks of investing directly in non-U.S. and emerging market securities may be reduced when a Fund invests indirectly in non-U.S. securities through various other investment vehicles including derivatives, which also involve other risks.

Market Risk. A Fund’s returns and yields will vary, and you could lose money. The value of a Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Each Fund invests a substantial portion of its assets in common stocks. Common stocks tend to be more volatile than many other investment choices.

Small Capitalization and Less Seasoned Companies Risk. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may tend to be more volatile than those of larger, more established companies. When purchasing and selling small cap securities, a Fund may experience higher transactional costs due to the length of time that might be needed to purchase or sell such securities. Small capitalization and less seasoned companies risk is not identified as a principal risk for the Janus Target.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on a Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary U.S. federal income tax rates when distributed to shareholders.

Growth Securities Risk. Each Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing a Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause a Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. With respect to the Henderson Target, the use of derivatives to hedge against fluctuations in currency exchange rates is among the Fund’s principal investment strategies. However, the

Janus Target may use derivatives for investment purposes to seek income and gain and may count certain derivative transactions toward its requirement to invest at least 80% of its net assets in securities of issuers in emerging market countries. As a result, the Janus Target may be more exposed to this risk than the Henderson Target and similarly, since the Acquiring Fund will have the same principal investment strategies as the Henderson Target, the Janus Target may have greater exposure to derivatives risk than the Acquiring Fund.

Real Estate-Related Securities Risk. A Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Code or fail to maintain its exemption from registration under the 1940 Act, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund. The Janus Target may invest in real estate-related securities as a principal investment strategy, whereas the Henderson Target’s prospectus does not expressly address the Fund’s ability to invest in real estate-related securities. As a result, the Janus Target may have greater exposure to risks associated with investing in real estate-related securities than the Henderson Target and similarly, since the Acquiring Fund will have the same principal investment strategies as the Henderson Target, the Janus Target may have greater exposure to risks associated with investing in real estate-related securities than the Acquiring Fund.

Exchange-Traded Funds Risk. A Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When a Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. A Fund is also subject to the risks associated with the securities in which the ETF invests. The Henderson Target’s prospectus does not expressly address the Fund’s ability to invest in ETFs. As a result, the Janus Target may have greater exposure to risks associated with investing in ETFs than the Henderson Target and similarly, since the Acquiring Fund will have the same principal investment strategies as the Henderson Target, the Janus Target may have greater exposure to ETFs’ risk than the Acquiring Fund.

Securities Lending Risk. A Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and a Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to a Fund to collateralize the loan. If a Fund is unable to recover a security on loan, a Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to a Fund. Although the Henderson Target may engage in securities lending, the Henderson Target’s prospectus does not identify securities lending as a principal investment strategy. In contrast, the Janus Target may engage in securities lending as a principal investment strategy and consequently, the Janus Target may be more exposed to the risks associated with securities lending.

Management Risk. Each Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for a Fund may fail to produce the intended results. A Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

Cyber Security Risk. With the increased use of the Internet to conduct business, each Fund is susceptible to operational and information security risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Funds’ operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on a Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cyber security failures or breaches by a Fund’s third party service providers (including, but not limited to, investment advisers, custodians, transfer agents, and financial intermediaries), or the sub-advisers (if applicable) may cause disruptions and impact the service providers’ and a Fund’s business operations, potentially resulting in financial losses, the inability of fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. A Fund may incur incremental costs to prevent cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While each Fund’s adviser has established business continuity plans and risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cyber-attack tactics. As such, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, a Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency.

Comparison of Fund Performance

The following information provides some indication of the risks of investing in each Fund by showing how each Target Fund’s performance has varied over time. Because the Acquiring Fund will have the same investment objective and principal investment strategies and is expected to be managed by the same investment team as the Henderson Target, it may perform more similarly to the Henderson Target than the Janus Target, though past performance does not ensure future results.

For Janus Target:

Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class T Shares and Class D Shares of the Janus Target commenced operations with the Janus Target’s inception on December 28, 2010. Class N Shares of the Janus Target have not yet commenced operations. The performance for each class of shares is calculated using the fees and expenses of that class in effect during the periods shown, net of any applicable fee and expense limitations or waivers. The performance shown for Class N Shares reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.

The following information provides some indication of the risks of investing in the Janus Target by showing how the Janus Target’s performance has varied over time. The bar chart depicts the change in performance of the Janus Target’s Class I Shares from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Janus Target. The table compares the Janus Target’s average annual total returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Janus Target’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Janus Target’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-877-335-2687 (or janus.com/allfunds or by calling 1-800-525-3713 if you hold Class D Shares).

Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: %	Worst Quarter: %

Average Annual Total Returns (periods ended 12/31/16)

1 Year	5 Years	Since Inception (12/28/10)
Class I Shares
Return Before Taxes %	%	%
Return After Taxes on Distributions %	%	%
Return After Taxes on Distributions and Sale of Fund Shares(1)%	%	%
MSCI Emerging Markets IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)%	%	%
Class A Shares
Return Before Taxes(2)%	%	%
MSCI Emerging Markets IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)%	%	%
Class C Shares
Return Before Taxes(3)%	%	%
MSCI Emerging Markets IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)%	%	%
Class S Shares
Return Before Taxes %	%	%
MSCI Emerging Markets IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)%	%	%
Class N Shares
Return Before Taxes %	%	%
MSCI Emerging Markets IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)%	%	%
Class T Shares
Return Before Taxes %	%	%
MSCI Emerging Markets IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)%	%	%
Class D Shares
Return Before Taxes %	%	%
MSCI Emerging Markets IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)%	%	%
(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to shares held through a tax-deferred account, such as 401(k) plans or IRAs.

After-tax returns are shown only for Class I Shares of the Janus Target. After tax returns for the other classes of shares will vary from those shown for Class I Shares due to varying sales charges (if applicable), fees and expenses among the classes.

For the Henderson Target:

Class A Shares, Class C Shares, and Class I Shares of the Fund commenced operations with the Henderson Target’s inception on December 31, 2010. Class R6 Shares commenced operations on November 30, 2015. Class R6 Shares commenced operations on November 30, 2015. The performance for Class R6 shares prior to November 30, 2015 is based on the performance of Class A Shares. Performance for Class R6 Shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class R6 Shares are not subject to a front-end sales charge or a distribution fee.

The bar chart and table below provide some indication of the risk of an investment in the Henderson Target by showing the Henderson Target’s performance and average annual total returns compared to those of a broad-based securities market index.

The annual returns in the bar chart which follow are for the Henderson Target’s Class A Shares without reflecting payment of any front-end sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

The Henderson Target’s past performance (before and after taxes) does not necessarily indicate how it or the Acquiring Fund will perform in the future. Updated performance information is available at henderson.com/uspi/fund/209/emerging-markets-fund or by calling 866-3HENDERSON (866-343-3667).

Total Return (%) (per calendar year)

During the three-year period ended December 31, 2015, the Fund’s highest and lowest quarterly returns were 3.48% and –4.65% for the quarters ended December 31, 2013 and September 30, 2015, respectively. The year-to-date return through September 30, 2016 was 4.09%.

Average Annual Total Return for periods ended December 31, 2015 (including maximum sales charges)

	1 Year %	Since Inception %
Class A (Inception March 30, 2012)
Return Before Taxes	(7.57)%	1.10%
Return After Taxes on Distributions	(8.60)%	(0.03)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.95)%	0.50%
Class C (Inception March 30, 2012)
Return Before Taxes	(2.57)%	1.94%
Class I (Inception March 30, 2012)
Return Before Taxes	(1.57)%	2.98%
Class R6 (Inception November 30, 2015)[1]
Return Before Taxes	(1.66)%	2.95%
3-month LIBOR USD (reflects no deductions for fees, expenses or taxes)	0.23%	0.29%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	(0.32)%	9.46%

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or IRAs.

After tax-returns are shown only for the Class A Shares. The after-tax returns of the Class C and I Shares will vary from those shown for the Class A Shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Holders of Class R6 Shares will receive Class N Shares of the Acquiring Fund in connection with the Henderson Merger.

Supplementary Performance Information

[Company to advise whether any additional supplementary information should be included.]

Management of the Funds

Investment Adviser:

The Janus Adviser is the investment adviser for the Janus Target and will be the investment adviser of the Acquiring Fund following the Mergers. The Henderson Adviser is the investment adviser for the Henderson Target.

Investment Sub-adviser:

The Janus Sub-adviser is the investment sub-adviser for a portion of the Janus Target. The Henderson Sub-adviser is the investment sub-adviser for the Henderson Target and will be the investment sub-adviser of the Acquiring Fund after the Mergers.

Portfolio Management:

The Acquiring Fund will be managed by the same portfolio managers as the Henderson Target. For more information about the Target Funds’ management personnel, please refer to “Other Comparative Information about the Funds – Investment Advisers and Personnel.”

Tax Information

The Janus Target pays dividends monthly and the Henderson Target pays dividends at least annually in December. The Acquiring Fund similarly intends to pay dividends [annually]. You will generally have to pay U.S. federal income taxes, and any applicable state or local taxes, on the distributions you receive from a Fund as ordinary income or capital gains unless you are investing through a tax-advantaged account such as a qualified retirement plan. Distributions on investments made through tax-advantaged vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund’s shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend a Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

THE MERGERS

The Plans

Shareholders of each Target Fund are being asked to approve a Plan, which sets forth the terms and conditions under which the Merger of their Target Fund and the Acquiring Fund will be implemented. The Plans are substantially identical and significant provisions of the Plans are summarized below; however, this summary is qualified in its entirety by reference to the Plans, forms of which are attached as Appendix A-1 and A-2 to this Joint Proxy Statement/Prospectus.

Each Plan contemplates: (i) the Acquiring Fund’s acquisition of all of the assets of the respective Target Fund in exchange solely for shares of the Acquiring Fund having an aggregate net asset value equal to the value of the aggregate net assets of the corresponding class of shares of the respective Target Fund and the assumption by the Acquiring Fund of all the respective Target Fund’s liabilities, if any, as of the Closing Date, including but not limited to all of the liabilities, expenses, costs, charges, debts, obligations, duties and reserves of the Target Fund of any kind, whether absolute, accrued, contingent, known or unknown, or otherwise in existence on the Closing Date; provided, however, the Acquiring Fund shall not assume (i) any obligation arising from the termination of the material contracts to which the Target Fund is a party as set forth in the Plan or (ii) any obligations of the Target Fund under the Plan, including indemnification obligations; (ii) the distribution on the Closing Date of the applicable shares of the Acquiring Fund to the shareholders of the respective Target Fund; and (iii) the complete termination and liquidation of the respective Target Fund.

The value of a Target Fund’s assets to be acquired and the estimate of its liabilities being assumed by the Acquiring Fund and the NAV of a share of the Target Fund will be determined as of the close of regular trading on the NYSE on the Closing Date, after the declaration by the respective Target Fund of distributions, if any, on the Closing Date, and will be determined in accordance with the valuation methodologies established by the Janus Board, which shall be provided to the Henderson Target prior to the close of regular session trading on the NYSE on the Closing Date, and shall be confirmed in writing to the Henderson Target. All computations of value are subject to review by the Henderson Target and, if requested by either the Henderson Trust or the Janus Trust, the independent registered public accounting firm of the requesting party. The Plans provide that Janus and Henderson will bear the fees and costs related the Mergers, including the costs and expenses incurred in the preparation and mailing of this Joint Proxy Statement/Prospectus. The Target Funds will pay for their respective brokerage commissions, transaction fees or similar costs related to the Mergers. Repositioning of the Target Fund related to the Janus Merger is expected to be less than 5%, based on holdings of the Janus Target as of September 30, 2016. The Closing Date is expected to be on or about [                ] or as soon as practicable thereafter.

Immediately after the close of business on the Closing Date for each Merger, the respective Target Fund will distribute pro rata to its shareholders of record the shares of the Acquiring Fund it receives in its respective Merger, so that each shareholder of a Target Fund will receive a number of full and fractional shares of the Acquiring Fund equal in value to his or her holdings in the respective Target Fund immediately prior to the Merger, and the Target Fund will be liquidated. As soon as practicable after the closing of the reorganization, Class A, C, I and N Acquiring Fund Shares received by shareholders who were direct shareholders of a Target Fund, will be automatically exchanged for Class D Shares of the Acquiring Fund having an equal aggregate net asset value to the shares so exchanged. The number of shares to be issued will be determined by the relative net asset value of each class of shares of a Target Fund and the corresponding class of shares of the Acquiring Fund.

Such distribution will be accomplished by opening accounts on the books of the Acquiring Fund in the names of the Target Funds’ shareholders and by transferring to those accounts the shares of the Acquiring Fund previously credited to the account of the Target Funds on those books. Each shareholder account shall be credited with the pro rata number of the Acquiring Fund’s shares due to that shareholder. All issued and outstanding shares of the respective Target Fund will simultaneously be canceled on the books of the Janus Trust or the Henderson Trust, as the case may be. Accordingly, immediately after the Merger of a Target Fund with the Acquiring Fund, each former shareholder of the respective Target Fund will own shares of the Acquiring Fund that will have a value equal to the value of that shareholder’s shares of the Target Fund as of the Closing Date for the Merger.

The closing of each Merger is subject to a number of conditions set forth in the respective Plan, including approval by shareholders of the respective Target Fund and consummation of the Parent Company Transaction. Each Plan also requires receipt of a tax opinion indicating that, for U.S. federal income tax purposes, the respective Merger qualifies as a tax-free reorganization and certain other customary opinions. Each Plan may be terminated and the respective Merger abandoned by mutual agreement of the Target Funds and the Acquiring Fund. In addition, the Henderson Plan may be terminated and the Henderson Merger abandoned in the event that the Henderson Trustees or the Janus Trustees reasonably determine, after consultation with outside counsel, that failure to terminate the Plan would constitute a breach of the fiduciary duties of such Trustees, in which case such party may terminate the Henderson Plan with the written consent of the other party (which consent may not be unreasonably withheld).

Each Target Fund and the Acquiring Fund has made representations and warranties in the form of the Plan attached as Appendix A-1 and A-2 that are customary in matters such as the Mergers. These representations and warranties were made solely for the benefit of the parties to the Plan and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Plan by disclosures that were made in connection with the negotiation of the Plan; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Plan or such other dates as may be specified in the Plan. Please review your Plan carefully.

Reasons for the Mergers

Janus and Henderson recently announced the Parent Company Transaction. A provision of the Parent Company Transaction requires Henderson and Janus to use reasonable best efforts to reorganize the funds within the Henderson Trust with U.S. registered investment companies advised or sub-advised by Janus or its subsidiaries. In connection with this requirement, the Henderson Adviser recommended that the Henderson Target combine with and into the Acquiring Fund, subject to the approval of the Henderson Target’s shareholders. Because the Target Funds have the same investment objectives and substantially similar principal investment strategies, the Board of Trustees of each Target Fund determined it would be in the best interests of the shareholders of their respective Target Fund to combine on a tax-free basis with the other Target Fund.

Janus and Henderson believe shareholders of the Target Funds can benefit by being shareholders of a combined fund with greater asset size, creating the potential for broader asset growth and a more stable asset base. Janus and Henderson believe the combined fund would benefit from being a member of a single operating platform and a larger fund family with a broader range of investment options and the opportunity to achieve greater asset growth through a larger distribution network in an effort to achieve economies of scale and to operate with greater efficiency and anticipated lower overall costs. In addition, Janus and Henderson believe the Janus Target also would benefit from the Henderson Sub-adviser’s investment team, which already provides day-to-day portfolio management for the Henderson Target and is expected to manage the combined Fund.

The Janus Adviser met with the Janus Trustees, on October 19, 2016, November 7-8, 2016 and December 7-8, 2016, to discuss the Mergers, including the Janus Plan and the Janus Merger. At each meeting, the Janus Trustees also discussed the Mergers, the Janus Plan and the Janus Merger with their independent counsel in executive session. During the course of these meetings, the Janus Trustees requested and considered such information as they deemed relevant to their deliberations. In addition, during the course of these meetings the Janus Board also undertook a comprehensive process to evaluate the impact of the Parent Company Transaction on the nature, quality and extent of services expected to be provided by the Janus Adviser to the Janus funds, including the Acquiring Fund following the Janus Merger, after the completion of the Parent Company Transaction. For a fuller discussion of the Janus Board’s consideration of the approval of a new investment advisory agreement and a new investment sub-advisory agreement for the Janus Target in connection with the Parent Company Transaction, see proposal 2 beginning at page [ ] and proposal 4 beginning at page [ ], respectively.

At a meeting of the Janus Board held on December 8, 2016, the Janus Trustees approved the Janus Plan after determining that (1) the Janus Merger is in the best interests of the Janus Target and the Acquiring Fund; and (2) the Janus Merger will not dilute the interests of existing shareholders of the Janus Target and the Acquiring Fund. In determining whether to approve the Janus Merger on behalf of the Janus Target, the Janus Trustees reviewed and analyzed various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive:

•	The Janus Merger would be completed only after completion of the Henderson Merger;
•	The compatibility of the Janus Target’s and the Acquiring Fund’s investment objectives, policies and related risks;
•	The Janus Merger was being proposed as part of effort to combine the assets and operations of the Target Funds, and the Janus Adviser’s belief that the combined fund would benefit from the operational efficiencies resulting from the Mergers, including the absence of a similar fund being marketed by the same fund complex, with the resulting more streamlined product offering and a potentially more efficient and effective investment management approach providing the potential for a growing fund and improved performance after the Mergers;
•	The Janus Adviser’s belief that the Janus Target’s shareholders may benefit from the Janus Merger (as shareholders of the Acquiring Fund following the Janus Merger), as a result of the larger combined asset base of the Acquiring Fund following the Mergers, which creates the potential for economies of scale, could lead to the potential for lower fund operating expenses and a more stable fund asset base over time as compared to the Janus Target Fund on a stand-alone basis;
•	The expectation that the annual total expenses of each class of the Acquiring Fund (after waivers and expense reimbursements) will be lower than the annual total expenses of the applicable class of the Janus Target;
•	The reputation, financial and operational strength and resources of the Henderson Sub-adviser, including information regarding the investment personnel of the Henderson Sub-adviser who will manage the Acquiring Fund following the Janus Merger;
•	Comparative analysis of the performance and expenses of the Janus Target and the Henderson Target provided by the Janus Board’s independent fee consultant;
•	The anticipated federal income tax-free nature of the Janus Merger as well as the potential tax consequences of any repositioning of the Target Fund portfolio as a result of the Janus Merger;

•	The costs of the Mergers, other than costs incurred to reposition the Target Fund’s portfolio in anticipation of the Janus Merger, will not be borne by the Janus Target or Acquiring Fund;
•	The terms of the Mergers and whether the Merger would dilute the interests of the shareholders of the Janus Target or the Acquiring Fund; and
•	Any potential benefits of the Mergers to the Janus Adviser and its affiliates as a result of the Mergers.

Compatibility of Investment Objectives, Policies and Related Risks. Based on the information presented, the Janus Board noted that the Target Funds have the same investment objectives and substantially similar investment policies and risks. The Janus Board noted that each Fund is a diversified fund that invests primarily in securities of issuers in emerging market countries. In addition, under normal circumstances, each Fund invests at least 20% of its net assets, measured at the time of purchase, in securities of issuers in, or economically tied to, developed market countries. The Janus Board considered the anticipated repositioning of the Janus Target’s and/or Acquiring Fund’s portfolio in connection with the Janus Merger, and the transaction costs associated with such repositioning. Because the Funds have substantially similar investment strategies, the Janus Board considered that principal risks of each Fund are also substantially similar.

Portfolio Management. The Janus Board considered that Janus Capital will serve as investment adviser to the combined fund. The Janus Board also considered that the Henderson Sub-adviser, which serves as the sub-adviser to the Henderson Target, will serve as sub-adviser to the Acquiring Fund, and the portfolio managers of the Henderson Target are expected to manage the combined fund upon completion of the Janus Merger. The Janus Board also considered Janus Capital’s belief that the Henderson Target’s portfolio managers employ a risk-based approach that had led to a risk profile for the past three years that is generally lower than the risk profile of the Janus Target, and that the Henderson Sub-adviser’s portfolio management team is expected to manage the Acquiring Fund following the Janus Merger.

Performance Records. The Janus Board considered that the Acquiring Fund, upon completion of the Mergers, would maintain the historical track record of the Henderson Target. The Janus Board considered the performance of each Target Fund on an absolute basis and relative to its benchmark index and to each other, noting the Henderson Target had a more favorable year-to-date and five-year performance record and a less favorable one-year and three-year performance record relative to the Janus Target. The Janus Board also considered that the Henderson Target is more highly rated by Morningstar and generally has had a lower risk profile over the last three years compared to the Janus Target.

Fees and Expenses. The Janus Board considered the fees and expense ratios of each of the Funds (including estimated expenses of the combined fund following the Janus Merger) on a gross basis and a net basis, taking into account waivers and reimbursements. In this regard, the Janus Board considered the expected larger asset base for the Acquiring Fund following the Mergers, which creates the potential for economies of scale, which could lead to the potential for lower fund operating expenses and a more stable fund asset base over time as compared to the Janus Target on a stand-alone basis. The Janus Board also considered the anticipated expenses of the Acquiring Fund following the Janus Merger, including the fee waivers to be provided by the Janus Adviser.

Anticipated Tax-Free Reorganization; Capital Loss Carryforwards. The Janus Merger will be structured with the intention that it qualifies as tax-free reorganization for federal income tax purposes, and the Funds will obtain opinions of counsel substantially to this effect (based on certain factual representations and certain customary assumptions). In addition, the Janus Board considered the impact of the Mergers on any estimated capital loss carryforwards of the Funds and applicable limitations of federal income tax rules.

Expected Costs of the Janus Merger. The Janus Board considered the terms and conditions of the Janus Plan, including that the Janus Plan provides that Janus will bear the costs associated with the Janus Merger, other than costs incurred to reposition the Janus Target’s portfolio, or the Acquiring Fund’s portfolio after the Mergers.

Terms of the Janus Merger and Impact on Shareholders. The terms of the Janus Merger are intended to avoid dilution of the interests of the existing shareholders of the Janus Target and the Acquiring Fund. In this regard, the Janus Board considered that each holder of common shares of the Janus Target will receive common shares of the Acquiring Fund (taking into account any fractional shares to which the shareholder would be entitled) equal in value as of the Valuation Time to the aggregate net asset value of that shareholder’s Janus Target common shares held as of the Valuation Time.

Potential Benefits to Janus and Affiliates. The Janus Board recognized that the Janus Merger may result in some benefits and economies of scale for Janus and its affiliates. These may include, for example, a reduction in the level of operational expenses incurred for administrative, compliance and portfolio management services as a result of the elimination of the Target Funds as separate funds.

Conclusion. The Janus Board approved the Janus Plan, concluding that such Plan is in the best interests of the Janus Target and that the interests of existing shareholders of the Janus Target will not be diluted as a result of the Janus Merger.

The Janus Board recommends that shareholders of the Janus Target vote FOR approval of the Janus Plan.

The Henderson Board, including all of the Henderson Trustees who are not “interested persons,” as defined in section 2(a)(19) of the 1940 Act, of the Henderson Trust (the “Henderson Independent Trustees”), reviewed and considered information regarding the Parent Company Transaction and the proposed Henderson Plan and Henderson Merger at multiple in-person and telephonic meetings held in September, October, November and December 2016 (the “Henderson Merger Evaluation Meetings”). During the Henderson Merger Evaluation Meetings and other times during the period, the Henderson Independent Trustees conferred privately on these matters with their independent counsel. In addition, during several Henderson Merger Evaluation Meetings, the Henderson Independent Trustees met with senior management of the Janus Adviser, as well as the Chief Compliance Officer of the Acquiring Fund and the Janus Target. The Henderson Independent Trustees also met with several independent board members of the Janus Trust. Based on their evaluation of all of the information presented and discussed, the Henderson Board, on behalf of the Henderson Target, including all of the Henderson Independent Trustees, concluded that the Henderson Merger is in the best interests of the Henderson Target, and that the interests of the Henderson Target’s shareholders will not be diluted as a result of the Henderson Merger. At a meeting held on December 9, 2016, the Henderson Board unanimously approved the Henderson Plan, and unanimously recommended that shareholders of the Henderson Target vote to approve the Henderson Plan.

The Henderson Independent Trustees requested and received information provided by the Henderson Adviser, the Janus Adviser, and their respective affiliates regarding, among other things: the structure and terms of the Parent Company Transaction; the expected impact of the Parent Company Transaction on the Henderson Target and, separately, on the Henderson Adviser; information regarding Janus and the Janus Adviser before and after the Parent Company Transaction, including, among other things, organization and personnel, business strategy, ownership structure, financial strength, affiliations, asset management and compliance practices and capabilities, and legal and regulatory matters; and information regarding the Janus Trust, the Janus Target and the Acquiring Fund. Among the various information reviewed and discussed at the Henderson Merger Evaluation Meetings were Janus’ investment reputation, broad U.S. product line and presence in the U.S. retail market, service quality, industry relationships, and distribution capabilities. The parties also discussed how the current Henderson and Janus businesses compare and complement each other and the synergies of the combined organization, which the Henderson Adviser and the Janus Adviser believe will benefit the Henderson Target’s shareholders. The Henderson Board considered the views of the Henderson Adviser and the Janus Adviser that combining the Henderson Target and the mutual funds advised by the Janus Adviser onto a single operating platform will create a larger fund family that will offer a broader range of investment options for investors, and combining the Henderson Target and Janus Target presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs. The Henderson Board reviewed and discussed the characteristics and steps of the Henderson Merger, and the advisory fees and total expenses of the Janus Target and the Acquiring Fund relative to those of the Henderson Target. The Henderson Board considered the differences in methodologies for setting advisory fees and expense limitation amounts, and the differences in processes for reviewing and extending such expense limitation amounts. The Henderson Board reviewed the characteristics of the share classes offered by the Henderson Target and the Acquiring Fund, and noted that holders of Class R6 shares of the Henderson Target would receive Class N shares of the Acquiring Fund and certain direct shareholders of the Henderson Target would receive Class D shares of the Acquiring Fund in connection with the Henderson Merger. The Henderson Board also considered that, as part of the Henderson Merger, the Janus Adviser and its affiliates would provide the Henderson Target’s shareholders with administrative, transfer agency and distribution services that currently are provided to the Henderson Target by third parties.

In assessing and approving the Henderson Plan and determining to submit the Henderson Plan to the Henderson Target’s shareholders for approval, the Henderson Board considered a variety of factors deemed relevant in their business judgment, including, but not limited to, the following:

•	The reputation, financial strength and resources of Janus and Henderson and the combined entity following the Parent Company Transaction;
•	The investment objective, principal investment strategies, and risks of the Henderson Target are the same as the investment objective, principal investment strategies, and risks of the Acquiring Fund;
•	The portfolio managers currently managing the Henderson Target are anticipated to serve as the portfolio managers of the Acquiring Fund;

•	The advisory fee rate to be paid by the Acquiring Fund is the same as the current advisory fee rate paid by the Henderson Target (any variances in advisory fees paid are the result of application of breakpoints);
•	The Janus Adviser’s commitment that the total annual expense ratio of each class of the Acquiring Fund (after waivers and expense reimbursements) will be lower than the total annual expense ratio (after waivers and expense reimbursements) of the applicable class of the Henderson Target for a period of one year after completion of the Merger;
•	The Janus Adviser’s pricing philosophy in setting advisory fees and expense limitation amounts;
•	There is not expected to be any diminution in the nature, quality and extent of services provided to the Henderson Target and its shareholders as a result of the Parent Company Transaction or the Henderson Merger, including the transition from the Henderson Target’s current service providers to the Acquiring Fund’s service providers;
•	The potential conflicts of the Janus Adviser and its affiliates providing the Acquiring Fund with administrative, transfer agency and distribution services that currently are provided to the Henderson Target by third-party service providers and the controls available to the Janus Board to oversee those conflicts;
•	The historical performance records of the Henderson Target and the Janus Target;
•	The Acquiring Fund will adopt the historical performance record of the Henderson Target;
•	The potential for increased economies of scale from a larger combined Acquiring Fund and operational efficiencies within a significantly larger mutual fund complex;
•	The access to Janus’ U.S. distribution channels may create the potential for broader asset growth and a more stable asset base;
•	The opportunity to benefit from portfolio management and operational efficiencies that include investment benefits of increased interaction with other Janus investment teams and resources;
•	The Henderson Merger is expected to be a “reorganization” within the meaning of Section 368(a) of the Code, and that no gain or loss is expected to be realized by the Henderson Target or its shareholders for federal income tax purposes as a result of the Henderson Merger;
•	The potential impact of the Janus Merger on the ability of the Acquiring Fund to utilize the Henderson Target’s existing capital loss-carry-over in a particular year;
•	The composition and qualifications of the Janus Trustees;
•	One member of the Henderson Board will join the Janus Board and participate in the oversight of the Acquiring Fund, and the remaining Henderson Trustees are expected to serve in an advisory capacity for a transition period following the Henderson Merger;
•	Shareholder access to additional investment options, by virtue of certain exchange rights, within Janus’ U.S. fund complex;
•	The uncertainty of the future of the Henderson Target if the Henderson Merger is not effected, in light of the Parent Company Transaction;
•	The terms and conditions of the Henderson Plan;
•	Shareholders of the Henderson Target will have the opportunity to vote on the proposed Henderson Merger;
•	All costs associated with the Henderson Target’s participation in the proposed Henderson Merger will be paid by Henderson, and not by the shareholders of the Henderson Target;
•	No sales charge, CDSC, commission, redemption fee or other transactional fee will be charged as a result of the proposed Henderson Merger;
•	The strong support expressed by the current senior management team at the Henderson Adviser for the Parent Company Transaction and the Henderson Merger;
•	The Henderson Merger is not conditioned on the Janus Merger, so if shareholders of the Henderson Target approve the Henderson Merger, the Henderson Merger may be completed even if shareholders of the Janus Target do not approve the Janus Merger; and
•	The potential benefits of the Henderson Merger to the Janus Adviser and the combined Janus and Henderson entities following the Parent Company Transaction.

In its deliberations, the Henderson Board considered all of the information it received, including the information described above, with no single factor or piece of information identified as paramount or controlling, and each Henderson Trustee may have attributed different weights to various factors. Although the Henderson Board considered the overall implications of the Parent Company Transaction and the Henderson Merger and Janus Merger on the Henderson Target as a whole, the Henderson Plan was evaluated individually on its own merits.

The Henderson Board unanimously recommends that shareholders of the Henderson Target vote FOR approval of the Henderson Plan to authorize the Henderson Merger.

U.S. Federal Income Tax Consequences

The following is a summary of certain U.S. federal income tax consequences of the Mergers. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the Internal Revenue Service (“IRS”) and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the applicable Target Fund as capital assets for U.S. federal income tax purposes (generally, assets held for investment). This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under U.S. federal income tax laws. No ruling has been or will be obtained from the IRS regarding any matter relating to the Mergers. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. This summary of U.S. federal income tax consequences is for general information only. Each Fund’s shareholders should consult their own tax advisers regarding the U.S. federal income tax consequences of the Mergers, as well as the effects of state, local and non-U.S. tax laws, including possible changes in tax law.

It is a condition to the closing of each Merger that the Acquiring Fund and respective Target Fund receive an opinion from Skadden, Arps, Slate, Meagher & Flom LLP (“Skadden Arps”), dated as of the Closing Date, regarding the characterization of the Merger as a “reorganization” within the meaning of Section 368(a) of the Code. The opinion of Skadden Arps will be based on U.S. federal income tax law in effect on the Closing Date. In rendering its opinion, Skadden Arps will also rely upon certain representations of the management of each Fund and assume, among other things, that the Mergers will be consummated in accordance with the Plans and other operative documents and as described herein. An opinion of counsel is not binding on the IRS or any court. If a Merger does not qualify as a reorganization under the Code, the tax consequences could materially and adversely differ from those described herein.

Assuming each Merger qualifies as a reorganization, the U.S. federal income tax consequences of the Mergers can generally be summarized as follows:

•	no gain or loss will be recognized by the respective Target Fund on the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund or the assumption by the Acquiring Fund of all liabilities of the respective Target Fund or upon the distribution of the shares of the Acquiring Fund to the respective Target Fund shareholders in exchange for their shares of the respective Target Fund, except that, immediately prior to the respective Merger, the respective Target Fund may be required to “mark-to-market,” and thus recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
•	the tax basis of the respective Target Fund’s assets acquired by the Acquiring Fund will be the same to the Acquiring Fund as the tax basis of such assets to the respective Target Fund immediately prior to the respective Merger, and the holding period of the assets of the respective Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the respective Target Fund;
•	no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the respective Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the respective Target Fund;
•	no gain or loss will be recognized by shareholders of the respective Target Fund upon the receipt of the Acquiring Fund shares by such shareholders, provided such shareholders receive solely the Acquiring Fund shares (including fractional shares) in exchange for their respective Target Fund shares; and
•	the aggregate tax basis of the shares of the Acquiring Fund, including any fractional shares, received by each shareholder of the respective Target Fund pursuant to the respective Merger will be the same as the aggregate tax basis of the respective Target Fund shares held by such shareholder immediately prior to the respective Merger, and the holding period of the Acquiring Fund shares, including fractional shares, to be received by each shareholder of the respective Target Fund will include the period during which the respective Target Fund shares exchanged were held by such shareholder.

The Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to each Target Fund.

Prior to the Closing Date of a Merger, each Target Fund is required to pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any gains realized from any actual or deemed sales of assets prior to the closing, which may be, but is likely not to be, attributable to portfolio transitioning. This distribution generally would be taxable to shareholders that are subject to tax.

The Acquiring Fund will succeed to capital loss carryforwards (and certain unrealized built-in losses), if any, of each Target Fund, which may be subject to tax loss limitation rules for any Target Fund that undergoes an “ownership change” for U.S. federal income tax purposes as a result of the Mergers. In that event, the Code will generally limit the amount of pre-ownership change losses of the applicable Target Fund that may be used to offset post-ownership change gains to a specific “annual loss limitation amount” (generally the product of (i) the fair market value of the stock of the Target Fund, with certain adjustments, immediately prior to the Merger and (ii) a rate established by the IRS). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to the remaining portion of any applicable capital loss carryforward limit, as measured from the date of recognition. In addition, for five years beginning on the Closing Date of the Merger, the Acquiring Fund will not be allowed to offset certain pre-Merger built-in gains attributable to a Fund that is a gain corporation with capital loss carryforwards (and certain built-in losses) attributable to another Fund. Due to the operation of the foregoing tax loss limitation rules, it is possible that shareholders of a Target Fund would receive taxable distributions of short-term and long-term capital gains earlier than they would have in the absence of the Mergers.

Shareholders of each Target should consult their tax advisers regarding the effect, if any, of their Merger in light of their individual circumstances. Since the foregoing discussion relates only to the U.S. federal income tax consequences of the Mergers, shareholders of each Target Fund should also consult their tax advisers as to state and local tax consequences, if any, of the respective Merger.

Securities to Be Issued, Key Differences in Shareholder Rights

The Janus Target and the Acquiring Fund are each organized as separate series of the Janus Trust, a Massachusetts business trust, and are governed by the same Amended and Restated Agreement and Declaration of Trust dated March 18, 2003, as amended from time to time (the “Janus Trust Instrument”) and Bylaws (together with the Janus Trust Instrument, the “Janus Governing Documents”). As such, there are no key differences in the rights of shareholders of the Janus Target and the Acquiring Fund.

The Henderson Target is organized as a separate series of the Henderson Trust, a Delaware statutory trust, and is governed by a Declaration of Trust dated May 11, 2001, as amended from time to time (the “Henderson Trust Instrument”) and Bylaws (together with the Henderson Trust Instrument, the “Henderson Governing Documents” and, together with the Janus Governing Documents, the “Governing Documents”).

The following is a discussion of certain important provisions of the Governing Documents and governing laws of the Henderson Target and the Acquiring Fund, but is not a complete description thereof and is qualified by any requirements of applicable law, including the 1940 Act. Further information about the Henderson Target’s governance structure is contained in its Statement of Additional Information (“SAI”) and the Henderson Governing Documents, which are on file with the SEC and incorporated by reference in this Joint Proxy Statement/Prospectus. Additionally, a comparison of certain provisions of the Delaware Statutory Trust Act and the Massachusetts Business Trust Law is provided in Appendix E to this Joint Proxy Statement/Prospectus.

Shares. When issued and paid for in accordance with the applicable prospectus, shares of both the Henderson Target and the Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both the Henderson Target and the Acquiring Fund represents an equal interest in such entity. Shares of each of the Henderson Target and the Acquiring Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that entity as are declared by the Board of Trustees overseeing such entity, although such distributions may vary in amount among the classes of each entity, as determined by such Board of Trustees. Such distributions may be in cash, in additional shares of such entity or a class thereof, as applicable, or a combination of cash and such additional shares, as determined by the Fund’s Board of Trustees or pursuant to any program that such Board of Trustees may have in effect at the time for the election by each shareholder of the mode of the making of such dividend or distribution to that shareholder. In any liquidation of the Henderson Target or the Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets attributable to such entity, after satisfaction of all outstanding liabilities attributable to such entity. Each of the Henderson Target and the Acquiring Fund has the right to redeem, at the then current NAV, the shares of any shareholder whose account does not meet certain minimum requirements as described in the Target Fund’s prospectus and also included in Appendix C.

Organization and Governing Law. The Henderson Target is organized as a separate series of a Delaware statutory trust (“DST”), pursuant to the Delaware Statutory Trust Act, governed by the Henderson Governing Documents and its business and affairs are managed under the supervision of the Henderson Trustees. The Acquiring Fund is organized as a separate series of a

Massachusetts business trust, pursuant to the Massachusetts Business Trust Law, governed by the Janus Governing Documents and its business and affairs are managed under the supervision of the Janus Trustees.

Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder. As mentioned above, a comparison of certain provisions of the Delaware Statutory Trust Act and the Massachusetts Business Trust Law is provided in Appendix E to this Joint Proxy Statement/Prospectus.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. Neither the Henderson Target nor the Acquiring Fund is required to hold annual shareholders’ meetings under the Henderson Governing Documents or the Janus Governing Documents, as applicable.

The Henderson Trust Instrument and the Janus Trust Instrument generally provide that meetings of shareholders may be called for any purpose by a majority of the Trustees. In addition, the Henderson Governing Documents and the Janus Governing Documents provide that shareholders may call a special meeting of shareholders under certain circumstances. Each provides that shareholders holding at least 10% of the shares then outstanding and entitled to vote on a matter may call and give notice of a special meeting relating to such matter if the Trustees have not called or given notice of such meeting for a period of 30 days after written application by shareholders holding at least 10% of the shares outstanding and entitled to vote on such matter.

Submission of Shareholder Proposals. Neither of the Henderson Target or the Acquiring Fund has provisions in its Governing Documents requiring that a shareholder provide notice to the applicable entity in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to each of the Henderson Target and the Acquiring Fund, require that certain conditions be met to present any proposals at shareholder meetings, as described in the proxy rules of the SEC. Under such rules, shareholder proposals that meet certain conditions may be included in a fund’s proxy statement for a particular meeting. Those rules currently require that for future meetings, the shareholder must be a record or beneficial owner of fund shares either (i) with a value of at least $2,000 or (ii) in an amount representing at least 1% of the applicable fund’s securities to be voted at the time the proposal is submitted and for one year prior thereto, and must continue to own such shares through the date on which the meeting is held. Another requirement relates to the timely receipt by a fund of any such proposal. Under those rules, a proposal must have been submitted within a reasonable time before the fund began to print and mail the relevant proxy statement in order to be included in such proxy statement. A proposal submitted for inclusion in a fund’s proxy material for the next special meeting after the meeting to which such fund’s current proxy statement relates must be received by the fund within a reasonable time before the fund begins to print and mail the proxy materials for that meeting. Failure to satisfy these requirements may result in a shareholder not being able to present a proposal at a meeting.

Quorum. For the Henderson Target, a quorum will exist if shareholders of one-third (33 1/3%) of the outstanding shares entitled to vote are present at the meeting in person or by proxy. For the Acquiring Fund, a quorum will exist if shareholders of thirty percent (30%) of the outstanding shares entitled to vote are present at the meeting in person or by proxy.

Number of Votes; Aggregate Voting. The Janus Trust Instrument provides that each shareholder is entitled to one vote for each dollar of net asset value attributable to such shareholder, and a fractional vote for each fraction of a dollar of net asset value attributable to such shareholder. The Henderson Trust Instrument provides that each shareholder is entitled to one vote for each whole share that they hold, and a fractional vote for each fractional share that they hold. Accordingly, under the Janus Trust Instrument, a shareholder will receive more votes as the net asset value attributable to such shareholder rises and vice versa, whereas under the Henderson Trust Instrument, voting is only tied to each share owned.

Each of the Governing Documents provide that shareholders are not entitled to cumulative voting in the election of Trustees and that all shares of all series and classes of the applicable trust shall be voted together as a single class, except (1) when required by the 1940 Act or the instrument establishing a certain series or class and (2) with respect to matters affecting the holders of the interests of one or more series (or classes), then only the shareholders of all such affected series (or classes) are entitled to vote on such matters.

Right to Vote. The 1940 Act provides that shareholders of each of the Henderson Target and the Acquiring Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of each of the Henderson Target and the Acquiring Fund also have the right to vote on certain matters affecting such entity or a particular share class thereof under their respective Governing Documents. The following summarizes the matters on which the shareholders of such entities have a right to vote under the Governing Documents as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a certain entity do not have a right to vote, the Board of Trustees of such entity may nonetheless determine to submit the matter to shareholders for approval. Where referenced below, the phrase “Majority Shareholder Vote” means the “majority of the outstanding securities” as defined by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

•	Election and Removal of Directors/Trustees. The shareholders of each of the Henderson Target and the Acquiring Fund are only entitled to vote for the election of Trustees under the Governing Documents to the extent such a vote is required by the 1940 Act. In such instances Trustees are elected by a plurality vote. With respect to each of the Henderson Target and the Acquiring Fund, pursuant to the Governing Documents, any Trustee may be removed by a vote of two-thirds of the outstanding shares of such Trust. With respect to the Acquiring Fund as set forth in the Janus Trust Instrument, a Trustee may also be removed pursuant to a written declaration signed by two-thirds of the outstanding shares and filed with the Trust’s custodian.
•	Amendment of Governing Instruments. Generally, the Trustees of either of the Henderson Target or Acquiring Fund, have the right to amend, from time to time, the Governing Documents relating to each such entity, subject to the requirements of applicable law, including the 1940 Act. Additionally, under the Janus Trust Instrument, shareholders have the right to vote on any amendment to such instrument that would materially adversely affect their rights as shareholders. Any such amendment requires the vote of a majority of the outstanding shares entitled to vote. Under the Henderson Trust Instrument, shareholders have the right to vote on any amendment to such instrument that would change any rights with respect to any interest in the corresponding Trust by (1) reducing the amount payable thereon upon liquidation of such Trust, (2) repealing the limitations on personal liability of any holder or Trustee, or (3) diminishing or eliminating any voting rights pertaining to such interest. Any such amendment requires a Majority Shareholder Vote.
•	Mergers and Reorganizations. Subject to the requirements of applicable law, including the 1940 Act, the Janus Trust Instrument provides that any merger, consolidation or transfer of a substantial portion of its assets or another entity’s assets to it, requires the approval of a majority vote of the Trustees and only notice to, but not approval of, the shareholders of the applicable class or series. The Henderson Trust Instrument, in addition to the requirements of applicable law, including the 1940 Act, provides that a merger, consolidation or sale, lease or exchange of substantially all of its assets, requires the authorization of a majority of the Trustees and a Majority Shareholder Vote or an instrument in writing consented to by the holders of at least 50% of the total interests of the Trust or series, as applicable.
•	Liquidation of a Fund. The Janus Trust Instrument allows the corresponding Trust to be liquidated by the Trustees and only notice to, but not the approval of, the shareholders. The Henderson Trust Instrument, however, requires a Majority Shareholder Vote to liquidate the corresponding Trust.

Liability of Shareholders. Shareholders of a Delaware statutory trust are not liable for the obligations of the trust. Shareholders of a Massachusetts business trust, on the other hand, are not afforded the statutory limitation on liability afforded to shareholders of a Delaware statutory trust from the Massachusetts business trust’s liabilities. Thus, under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. However, each of the Janus Trust Instrument and the Henderson Trust Instrument provides that shareholders will not be subject to personal liability for the obligations of the Trust and are to be held harmless indemnified by the Trust or series, as applicable, if any shareholder is personally held liable for the obligations of such Trust or series solely by reason of being a shareholder thereof. Therefore, with respect to the Acquiring Fund, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Acquiring Fund would be unable to meet its obligations.

Liability of Directors/Trustees and Officers. Trustees of a Delaware statutory trust are not liable for the obligations of the trust when acting in such capacity. Trustees of a Massachusetts business trust, on the other hand, are not afforded the statutory limitation on liability afforded to Trustees of a Delaware statutory trust from the Massachusetts business trust’s liabilities. Thus, under Massachusetts law, Trustees could, under certain circumstances, be held liable for the obligations of the Acquiring Fund. However, consistent with the 1940 Act, each of the Janus Trust Instrument and the Henderson Trust Instrument provides that no Trustee, officer, employee or agent of the Funds shall be subject to any personal liability in connection with the assets or affairs of the relevant Trusts, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office or the discharge of his or her functions (“Disqualifying Conduct”).

Indemnification. The Janus Trust Instrument provides that the Trust or series, as applicable, shall indemnify each of the Trustees, members of the advisory board and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each, a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved, or threatened to be involved, as a party or otherwise, while in office or thereafter, by reason of being or having had such position with respect to the Trust, except with respect to Disqualifying Conduct by such Covered Person. Such a determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified did not engage in Disqualifying Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disqualifying Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee did not engage in Disqualifying Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Additionally, each non-interested Trustee has entered into an Indemnification Agreement with the Janus Trust, which agreement provides that the Trust shall indemnify the non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer, employee or authorized agent of the Trust to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The Indemnification Agreement cannot be altered without the consent of the Non-interested Trustee and the Trust. In addition, the Indemnification Agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient, and certain. In accordance with Section 17(h) of the 1940 Act, the Indemnification Agreement does not protect a non-interested Trustee against any liability to the Trust or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be advanced by the series in question prior to the final disposition of any such action, suit or proceeding, provided that (i) the Covered Person shall have undertaken to repay the amounts so advanced if it is ultimately determined that indemnification of such expenses is not authorized under the Janus Trust Instrument and (ii) the Covered Person provided security for such undertaking, (iii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iv) a majority of a quorum of the Trustees who are neither “interested persons” of the Trust nor parties to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. With respect to any matter disposed of by a compromise payment by any such Covered Person referred to above, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the Trustees who are neither “interested persons of the Trust nor parties to the Proceeding” or (b) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its shareholders by reason of Disqualifying Conduct.

The Henderson Trust Instrument provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in a manner constituting Disqualifying Conduct; provided, however, that as to any matter disposed of by a compromise payment by such person, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such person did not engage in Disqualifying Conduct by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (but not a full trial-type inquiry), that he or she did not engage in such conduct or by a reasonable determination, based upon a review of the facts, that such person was not liable by reason of such Disqualifying Conduct, by (a) the vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust nor parties to the proceeding, or (b) a written opinion from independent legal counsel approved by the Trustees. The rights accruing to any person pursuant to this under the provisions described in this paragraph shall not exclude any other right to which he or she may be lawfully entitled; provided that such indemnification is limited to the assets of the Trust or series, as applicable. The Trustees may make advance payments in connection with indemnification under these provisions, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification.

Capitalization

The following table shows, on an unaudited basis, the capitalization as of September 30, 2016 for the Janus Target, and as of July 31, 2016 for the Henderson Target, and pro forma capitalization for the Acquiring Fund giving effect to the Mergers, assuming both Mergers were completed as of the first day of the twelve-month period ended July 31, 2016:

	Janus Target	Henderson Target	Adjustments(1)	Janus Henderson Emerging Markets Fund (pro forma after Merger)
Class A
Net Assets	$220,258	$6,510,030	$—	$6,730,288
Net Asset Value Per Share	$8.07	$9.10	$—	$9.10
Shares Outstanding	27,303	715,522	(3,099)	739,726
Class C
Net Assets	$251,087	$3,552,522	$—	$3,803,609
Net Asset Value Per Share	$7.96	$8.79	$—	$8.79
Shares Outstanding	31,538	404,095	(2,973)	432,660
Class D
Net Assets	$8,496,202	$—	$—	$8,496,202
Net Asset Value Per Share	$8.04	$—	$—	$8.04
Shares Outstanding	1,056,170	—	—	1,056,170
Class S
Net Assets	$140,943	$—	$—	$140,943
Net Asset Value Per Share	$8.04	$—	$—	$8.04
Shares Outstanding	17,521	—	—	17,521
Class I
Net Assets	$40,832,294	$36,815,469	$—	$77,647,763
Net Asset Value Per Share	$8.04	$9.13	$—	$9.13
Shares Outstanding	5,057,210	4,032,103	(584,889)	8,504,424
Class N
Net Assets	N/A	N/A
Net Asset Value Per Share	N/A	N/A
Shares Outstanding	N/A	N/A
Class T
Net Assets	$5,091,943	$—	$—	$5,091,943
Net Asset Value Per Share	$8.05	$—	$—	$8.05
Shares Outstanding	632,283	—	—	632,283
Class R6(2)
Net Assets	$—	$318,090	$—	$318,090
Net Asset Value Per Share	$—	$9.13	$—	$9.13
Shares Outstanding	—	34,854	—	34,854
Total Net Assets	$55,032,727	$47,196,111	$—	$102,228,838
Total Shares Outstanding	6,822,025	5,186,574	(590,961)	11,417,638

(1)	“Adjustments” reflect the issuance of shares of the Acquiring Fund to Target Fund investors.
(2)	Holders of Class R6 Shares of the Henderson Target will receive Class N Shares of the Acquiring Fund in connection with the Henderson Merger.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional Investment Strategies and General Portfolio Policies

Each Fund’s Board of Trustees may change its investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify its shareholders in writing at least 60 days before making any such change it considers material. To the extent a Fund has an 80% investment policy, the Fund will provide shareholders with at least 60 days’ notice prior to changing this policy. If there is a material change to a Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

The following additional investment strategies and general policies apply to each Fund and provide further information including, but not limited to, the types of securities a Fund may invest in when pursuing its investment objective. This section also describes investment strategies and policies that a Fund may use to a lesser extent. These non-principal investment strategies and policies may become more important in the future since a Fund’s composition can change over time. Except for the Funds’ policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Joint Proxy Statement/Prospectus and/or each Fund’s SAI normally apply only at the time of purchase of a security. So, for example, if a Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities. The “Glossary of Investment Terms” in Appendix D includes descriptions of investment terms used throughout the Joint Proxy Statement/Prospectus.

Cash Position. The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after a Fund has committed available assets to desirable investment opportunities. Due to differing investment strategies, the cash positions among the Funds may vary significantly. When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. To the extent a Fund invests its uninvested cash through a sweep program (meaning its uninvested cash is pooled with uninvested cash of other funds and invested in certain securities such as repurchase agreements), it is subject to the risks of the account or fund into which it is investing, including liquidity issues that may delay the Fund from accessing its cash.

In addition, a Fund may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity to meet unusually large redemptions. A Fund’s cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Fund may invest up to 100% of its assets in cash or similar investments. In this case, a Fund may take positions that are inconsistent with its investment policies. As a result, a Fund may not achieve its investment objective.

Common Stock. Unless its investment objective or policies prescribe otherwise, each of the Funds may invest substantially all of its assets in common stocks. The portfolio managers and/or investment personnel generally take a “bottom up” approach to selecting companies in which to invest. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. Securities are generally selected on a security-by-security basis without regard to any predetermined allocation among countries or geographic regions. However, certain factors, such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas, may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Funds may invest, and the Funds may at times have significant exposure to emerging markets. The portfolio managers and/or investment personnel may sell a holding if, among other things, the security reaches the portfolio managers’ and/or investment personnel’s price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers and/or investment personnel find a better investment opportunity. The portfolio managers and/or investment personnel may also sell a Fund holding to meet redemptions.

Convertible Securities. Convertible securities are generally preferred stock and other securities, including certain fixed income securities and warrants that are convertible into or exercisable for a set amount of common stock of an issuer at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Convertible securities may offer a

Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. A Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Preferred Securities. A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and other debt take precedence over the claims of those who own preferred and common stock. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The market value of preferred stock generally decreases when interest rates rise since the fixed dividend on preferred stock may be less attractive in such event. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

High-Yield/High-Risk Bonds. A high-yield/high-risk bond (also called a “junk” bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s”) and Fitch, Inc. (“Fitch”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or is an unrated bond of similar quality. Such bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

Illiquid Investments. Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by each Fund’s Board of Trustees, certain restricted securities that are determined to be liquid will not be counted toward this 15% limit.

Initial Public Offerings. The Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPO”), and may at times dispose of those shares shortly after their acquisition. An IPO is the first sale of stock by a private company to the public. IPOs are often issued by smaller, less seasoned companies seeking the capital to expand, but can also be done by large privately-owned companies looking to become publicly traded.

Portfolio Turnover. In general, each Fund intends to purchase securities for long-term investment, although, to a limited extent, a Fund may purchase securities in anticipation of relatively short-term gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Fund (including due to shareholder purchases and redemptions), the nature of a Fund’s investments, and the investment style of the portfolio managers. Changes are normally made in a Fund’s portfolio whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on a Fund’s performance.

Real Estate-Related Securities. The Janus Target may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter. Because the Janus Target may invest in real estate-related securities as a principal investment strategy, the Janus Target may be more exposed to this risk.

Securities Lending. The Funds may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. A Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination. When a

Fund lends its securities, it receives collateral (including cash collateral), at least equal to the value of securities loaned. A Fund may earn income by investing this collateral in one or more affiliated or non-affiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle in which collateral is invested, a Fund may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and a Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the fund to collateralize the loan. If a Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to a Fund. [The Janus Adviser intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.] Although the Henderson Target may engage in securities lending, the Henderson Target’s prospectus does not identify securities lending as a principal investment strategy. In contrast, the Janus Target may engage in securities lending as a principal investment strategy and consequently, the Janus Target may be more exposed to the risks associated with securities lending.

Short Sales. The Janus Target may engage in short sales. No more than [10%] of the Janus Target’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Janus Target may engage in short sales “against the box” and options for hedging purposes that are not subject to this [10%] limit. A short sale is generally a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. A short sale is subject to the risk that if the price of the security sold short increases in value, the Fund will incur a loss because it will have to replace the security sold short by purchasing it at a higher price. In addition, the Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale. Because there is no upper limit to the price a borrowed security may reach prior to closing a short position, a Fund’s losses are potentially unlimited in a short sale transaction. A Fund’s gains and losses will also be decreased or increased, as the case may be, by the amount of any dividends, interest, or expenses, including transaction costs and borrowing fees, the Fund may be required to pay in connection with a short sale. Such payments may result in the Fund having higher expenses than a Fund that does not engage in short sales and may negatively affect the fund’s performance.

A Fund may also enter into short positions through derivative instruments such as options contracts, futures contracts, and swap agreements which may expose the fund to similar risks. To the extent that a Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited. Short sales and short derivatives positions have a leveraging effect on a Fund, which may increase the Fund’s volatility. The Henderson Target’s prospectus does not expressly address the Fund’s ability to engage in short sale transactions.

Special Situations. The Funds may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of a Fund’s portfolio managers, the securities of a particular issuer will be recognized as undervalued by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies involved in bankruptcy proceedings, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and a Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Swap Agreements. The Funds may utilize swap agreements including, but not limited to, credit default swaps, equity swaps, interest rate and currency swaps, total return swaps (including fixed-income total return swaps), and swaps on exchange-

traded funds, as a means to gain exposure to certain companies or countries and/or to “hedge” or protect their portfolios from adverse movements in securities prices, the rate of inflation, or interest rates. Swaps may also be used for capital appreciation. Swap agreements are two-party contracts to exchange one set of cash flows for another. Swap agreements entail the risk that a party will default on its payment obligations to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to a Fund and reduce a Fund’s total return. Various types of swaps such as credit default, equity, interest rate, and total return are described in the “Glossary of Investment Terms” in Appendix D.

Other Types of Investments. Unless otherwise stated within its specific investment policies, each Fund may also invest in other types of domestic and non-U.S. securities and use other investment strategies, as described in the “Glossary of Investment Terms” in Appendix D. Certain of these securities and strategies are not intended to be principal investment strategies of the Funds. If successful, they may benefit the Funds by earning a return on the Funds’ assets or reducing risk; however, they may not achieve the Funds’ investment objectives. These securities and strategies may include:

•	indexed/structured securities (such as commercial and residential mortgage- and asset-backed securities);
•	pass-through securities including commercial and residential mortgage- and asset-backed securities and mortgage dollar rolls;
•	zero coupon, pay-in-kind, and step coupon securities;
•	various derivative transactions (which could comprise a significant percentage of a Fund’s portfolio) including, but not limited to, options, futures on U.S. and non-U.S. exchanges, forwards, swap agreements, participatory notes, structured notes, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to earn income and enhance return, to protect unrealized gains, or to avoid realizing losses; such techniques may also be used to adjust currency exposure relative to a benchmark index, to gain exposure to the market pending investment of cash balances, or to meet liquidity needs;
•	securities purchased on a when-issued, delayed delivery, or forward commitment basis; and
•	equity and fixed-income securities issued in private placement transactions.

Fundamental Investment Restrictions. Each Fund has certain additional fundamental investment restrictions that can only be changed with shareholder approval. The Target Funds have similar fundamental investment restrictions. The Acquiring Fund will have the fundamental investment restrictions that are shown in Appendix B.

Additional Risks of the Funds

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. To varying degrees, the Funds may invest in stocks, fixed-income securities, money market instruments or cash/cash equivalents, and derivatives. The following information is intended to help you better understand some of the risks of investing in the Funds. This information also includes descriptions of other risks a Fund may be subject to as a result of additional investment strategies and general policies that may apply to a Fund. The impact of the following risks on a Fund may vary depending on the Fund’s investments. The greater a Fund’s investment in a particular security, the greater the Fund’s exposure to the risks associated with that security. Before voting on the proposed Mergers, you should consider carefully the risks that you assume when investing in a Fund.

Common Stock Risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

The value of stocks that trade at a higher multiple of current earnings than other stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the portfolio managers’ assessment of the prospects for a company’s earnings growth is wrong, or if the portfolio managers’ judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that the portfolio managers have placed on it.

Companies whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the portfolio managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the portfolio managers have placed on it. The Henderson Target and the Acquiring Fund may have greater exposure to common stock risk than the Janus Target because the Henderson Target and the Acquiring Fund are required to invest at least 80% of their net assets in equity securities, whereas the Janus Target is merely required to generally invest in equity securities.

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. A Fund may be exposed to counterparty risk to the extent it participates in lending its securities to third parties and/or cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles. In addition, a Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements, debt securities, and derivatives (including various types of swaps, futures, and options). Each Fund intends to enter into financial transactions with counterparties that the Fund’s adviser and/or sub-adviser believes to be creditworthy at the time of the transaction. There is always the risk that the analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Defensive Investment Strategies. Each Fund may depart from its principal investment strategies by temporarily investing for defensive purposes in short-term obligations (such as cash or cash equivalents) as described above under “Cash Position.” To the extent that a Fund invests defensively, it may not be able to pursue its investment objective(s). A Fund’s defensive investment position may not be effective in protecting its value.

Depositary Receipts Risk. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (“ADRs”), which are traded in U.S. markets and are U.S. dollar-denominated, and Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are traded in foreign markets and may not be denominated in the same currency as the security they represent.

Although ADRs, GDRs and EDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include, among other things, market, political, currency and regulatory risk, by investing in ADRs, GDRs or EDRs rather than directly in stocks of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the U.S. for many ADRs. The information available for ADRs is subject to accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. These standards generally are more uniform and more exacting than those to which many foreign issuers may be subject.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause a Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by a Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent a Fund enters into short derivative positions, a Fund may be exposed to risks similar to those associated with short sales, including the risk that a Fund’s losses are theoretically unlimited. The Janus Target may use derivatives to seek income and gains as part of its policy of investing at least 80% of its net assets in securities of issuers in emerging market countries and for hedging purposes, whereas the Henderson Target and the Acquiring Fund may use derivatives only for hedging as a principal investment strategy. As a result, the Janus Target may have greater exposure to derivatives risk.

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Forward Foreign Currency Exchange Contract Risk. Forward foreign currency exchange contracts (“forward currency contracts”) involve the risk that unanticipated changes in currency prices may negatively impact a Fund’s performance. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities quoted or denominated in a particular currency and any forward currency contracts entered into by the Fund, which will expose the Fund to risk of foreign exchange loss. The trading markets for forward currency contracts offer less protection against defaults than trading in currency instruments on an exchange. Because a forward currency contract is not guaranteed by an exchange or clearinghouse, a default on the contract could result in losses to a Fund and may force the Fund to cover its purchase or sale commitments, if any, at the current market price. In addition, forward currency contract markets can experience periods of illiquidity, which could prevent a Fund from divesting of a forward currency contract at the optimal time.

Emerging Markets Risk. Within the parameters of its specific investment policies, each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include, but are not limited to, countries included in the MSCI Emerging Markets IndexSM. Such countries include any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the MSCI World IndexSM, which measures the equity market performance of developed markets. To the extent that a Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies than in more developed markets, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on a Fund’s investments. The securities markets of many of these countries may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. In addition, a Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. A Fund may be subject to emerging markets risk to the extent that it invests in securities of issuers or companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Fund invests in Chinese local market securities. Some of the risks of investing directly in foreign and emerging market securities may be reduced when a Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Eurozone Risk. A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. As a result, financial markets in the EU have been subject to increased volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to withdraw from the EU (known as “Brexit”). One or more countries may abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. To the extent that a Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Exchange-Traded Funds Risk. ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When a Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, the cost of investing in a Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, a Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

The ETFs in which a Fund invests are subject to specific risks, depending on the investment strategy of the ETF. In turn, a Fund will be subject to substantially the same risks as those associated with direct exposure to the securities or commodities held by the ETF. Because a Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, and commodity-linked investments risk.

The Henderson Target’s prospectus does not expressly address the Fund’s ability to invest in ETFs. As a result, the Janus Target may have greater exposure to risks associated with investing in ETFs than the Henderson Target and similarly, since the Acquiring Fund will have the same principal investment strategies as the Henderson Target, the Janus Target may have greater exposure to ETFs’ risk than the Acquiring Fund.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds (or “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Additionally, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Please refer to the “Explanation of Rating Categories” section of the SAI for a description of bond rating categories.

Impact of Actions by Other Shareholders. Each Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on a Fund and on other investors. For example, significant levels of new investments may cause a Fund to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause a Fund to sell portfolio securities or borrow funds, which might generate a capital gain or loss or cause a Fund to incur costs that, in effect, would be borne by all shareholders, not just those investors who redeemed. Shareholder purchase and redemption activity may also affect the per share amount of a Fund’s distributions of its net investment income and net realized capital gains, if any, thereby increasing or reducing the tax burden on a Fund’s shareholders subject to income tax.

In addition, certain funds-of-funds are permitted to invest in each Fund. As a result, a Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

Industry Risk. Industry risk is the possibility that a group of related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Fund’s investments, if any, in multiple companies in a particular industry or economic sector may increase that Fund’s exposure to industry risk. In the life sciences, for example, many companies are subject to government regulation and approval of their products and services, which may affect their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. Similarly, in technology-related industries, competitive pressures may have a significant effect on the performance of companies in which a Fund may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

Initial Public Offering Risk. A Fund’s purchase of shares issued in an IPO exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Attractive IPOs are often oversubscribed and may not be available to the Funds, or may be available only in very limited quantities. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated up and down significantly over short periods of time. Although IPO investments may have had a positive impact on certain Funds’ performance in the past, there can be no assurance that the Funds will identify favorable IPO investment opportunities in the future. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Legal Risk. Policy and legislative changes in the United States and other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Liquidity Risk. A Fund may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in non-U.S. securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect a Fund’s value or prevent such Fund from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While a Fund may pay redemptions in-kind, a Fund may instead choose to raise cash to meet redemption requests through the sale of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s net asset value and may increase brokerage costs.

Management Risk. The Funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies employed for the Funds may fail to produce the intended results. A Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

Because the Funds may invest a significant amount of their assets in common stocks from time to time, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Fund’s share price may also decrease.

The Funds may use futures, options, swap agreements (including, but not limited to, equity, interest rate, credit default, and total return), and other derivative instruments individually or in combination to “hedge” or protect their portfolios from adverse movements in securities prices and interest rates. The Funds may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that a portfolio manager’s use of derivative investments will benefit the Funds. A Fund’s performance could be worse than if the Fund had not used such instruments. Use of such investments may instead increase risk to the Fund, rather than reduce risk.

A Fund’s performance may also be significantly affected, positively or negatively, by a portfolio manager’s use of certain types of investments, such as non-U.S. securities, non-investment grade bonds (“junk” bonds), initial public offerings, or securities of companies with relatively small market capitalizations. Note that a portfolio manager’s use of such investments may have a magnified performance impact on a Fund with a small asset base and a Fund may not experience similar performance as its assets grow.

Market Risk. The value of a Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of a Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which a Fund invests. As discussed in more detail under “Fixed-Income Securities Risk,” the conclusion of the Federal Reserve Board’s quantitative easing program could cause the value of a Fund to decrease and result in heightened levels of market volatility as well as interest rate risk and liquidity risk. If the value of a Fund’s portfolio decreases, the Fund’s net asset value will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Money Market Fund Investment Risk. By investing in a money market fund, a Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. A Fund, through its investment in a money market fund, may not achieve its investment objective. To the extent a Fund transacts in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. There can be no assurance that a money market fund will maintain a $1.00 per share NAV at all times. Factors that could adversely affect the value of a money market fund’s shares include, among other things, a sharp rise in interest rates, an illiquid market for the securities held by the money market fund, a high volume of redemption activity in a fund’s shares, and a credit event or credit rating downgrade affecting one or more of the issuers of securities held by the money market fund. In addition, the failure of even an unrelated money market fund to maintain a stable NAV could create a widespread risk of increased redemption pressures on all money market funds, potentially jeopardizing the stability of their NAVs. Certain money market funds have in the past failed to maintain stable NAVs, and there can be no assurance that such failures and resulting redemption pressures will not impact money market funds in the future.

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms have specified compliance dates, with the latest being October 14, 2016. Consequently, the SEC now requires compliance with amendments to its rules governing the operation of money market funds. The degree to which a money market fund has been impacted by the rule amendments depends upon the principal investments of the fund (e.g., prime instruments or government securities) and types of investors (e.g., retail or institutional). For example, institutional money market funds may no longer use the amortized cost method to value their shares and transactions in shares of these funds will be effected using the fund’s floating NAV per share calculated out to the fourth decimal point (e.g., $1.0000 instead of $1.00). Funds that utilize a floating NAV do not seek to maintain a stable share price. As a result, the fund’s share price will fluctuate and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. Government money market funds (i.e., those that invest at least 99.5% of total assets in cash, government securities or repurchase agreements collateralized by the same) and retail money market funds are permitted to continue utilizing amortized cost to value portfolio securities and offer shares at a stable NAV.

The amendments adopted by the SEC also permit the board of directors/trustees of a money market fund to suspend redemptions for a period of up to ten days in any 90-day period in the event that the fund’s liquidity falls below required minimums (“redemption gates”) and/or to impose a liquidity fee of up to 2% of a shareholder’s redemption request. Subject to certain liquidity conditions and to the board’s determination, the amendments require institutional money market funds and retail money market funds to have the ability to impose liquidity fees and redemption gates. Government money market funds will not be required to impose liquidity fees and redemption gates. A liquidity fee would reduce the amount shareholders receive upon redemption of shares. Redemption gates would prevent shareholders from redeeming fund shares.

In addition to the fees and expenses that a Fund directly bears, the Fund indirectly bears the fees and expenses of any money market fund in which it invests. To the extent these fees and expenses are expected to equal or exceed 0.01% of a Fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses section set forth in the Fund’s prospectus.

Non-U.S. Exposure Risks. Within the parameters of its specific investment policies, each Fund may invest in non-U.S. equity and debt securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in non-U.S. markets, including emerging markets. With respect to investments in securities of issuers or companies that are economically tied to different countries throughout the world, securities may be deemed to be economically tied to a particular country based on such factors as the issuer’s country of incorporation, primary listing, and other factors including, but not limited to operations, revenues, headquarters, management, and shareholder base. Investments in non-U.S. securities, including securities of non-U.S. and emerging market governments, may involve greater risks than investing in domestic securities because a Fund’s performance may depend on factors other than the performance of a particular company. These factors include:

•	Currency Risk. As long as a Fund holds a non-U.S. security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a non-U.S. currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of non-U.S. issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.
•	Political and Economic Risk. Non-U.S. investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of a Fund’s assets from that country. In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.
•	Regulatory Risk. There may be less government supervision of foreign markets. As a result, non-U.S. issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to U.S. issuers, and there may be less publicly available information about non-U.S. issuers.
•	Non-U.S. Market Risk. Non-U.S. securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. These securities markets may trade a small number of securities, may have a limited number of issuers and a high proportion of shares, or may be held by a relatively small number of persons or institutions. Local securities markets may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. It is also possible that certain markets may require payment for securities before delivery, and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for a Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, securities of issuers located in or economically tied to countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements which could also have a negative effect on a Fund. Such factors may hinder a Fund’s ability to buy and sell emerging market securities in a timely manner, affecting the Fund’s investment strategies and potentially affecting the value of the Fund.
•	Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on a Fund’s performance.
•	Transaction Costs. Costs of buying, selling, and holding non-U.S. securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Overweighting in Certain Market Sectors Risk. The percentage of a Fund’s assets invested in various industries and sectors will vary from time to time depending on the portfolio managers’ perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on a Fund’s NAV.

Real Estate Securities Risk. To the extent it holds equity and/or debt securities of real estate-related companies, the Janus Target may be affected by the risks associated with real estate investments. The value of securities of companies in real estate and real estate-related industries, including securities of REITs, is sensitive to decreases in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding/supply and demand, increased competition, local and general economic conditions, increases in operating costs, environmental liabilities, management skill in running a REIT, and the creditworthiness of the REIT. In addition, mortgage REITs and mortgage-backed securities are subject to prepayment risk. Mortgage-backed securities comprised of subprime mortgages and investments in other real estate-backed securities comprised of under-performing real estate assets also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. If a Fund has REIT investments, the Fund’s shareholders will indirectly bear their proportionate share of the REIT’s expenses, in addition to their proportionate share of the Fund’s expenses. The Janus Target may invest in real estate-related securities as a principal investment strategy, whereas the Henderson Target’s prospectus does not expressly address the Fund’s ability to invest in real estate-related securities. As a result, the Janus Target may have greater exposure to risks associated with investing in real estate-related securities than the Henderson Target and similarly, since the Acquiring Fund will have the same principal investment strategies as the Henderson Target, the Janus Target may have greater exposure to risks associated with investing in real estate-related securities than the Acquiring Fund.

Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

REIT Risk. To the extent that the Janus Target holds REITs, it may be subject to the additional risks associated with REIT investments. The ability to trade REITs in the secondary market can be more limited compared to other equity investments, and certain REITs have relatively small market capitalizations, which can increase the volatility of the market price for their securities. REITs are also subject to heavy cash flow dependency to allow them to make distributions to their shareholders. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs and changes in capital markets and interest rates. The prices of mortgage REITs are affected by the quality of any credit they extend, the creditworthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. Equity REITs and mortgage REITs generally are not diversified and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. There is also the risk that borrowers under mortgages held by a REIT or lessees of a property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may incur substantial costs associated with protecting its investments. Certain “special purpose” REITs in which a Fund may invest focus their assets in specific real property sectors, such as hotels, shopping malls, nursing homes, or warehouses, and are therefore subject to the specific risks associated with adverse developments in these sectors. The Janus Target may invest in REITs and historically has held REITs, whereas the Henderson Target’s prospectus does not expressly address the Fund’s ability to invest in REITs. As a result, the Janus Target may have greater exposure to risks associated with investing in REITs than the Henderson Target and similarly, the Janus Target may have greater exposure to risks associated with investing in REITs than the Acquiring Fund.

Rule 144A Securities Risk. The Funds may invest in privately placed securities that have not been registered for sale to the general public under the Securities Act of 1933, as amended, but which may be resold to certain institutional investors pursuant to Rule 144A (“Rule 144A Securities”). Such securities may be determined to be liquid in accordance with guidelines established by a Fund’s Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities at a particular time could affect negatively a Fund’s ability to dispose of such securities promptly or at expected prices. As such, even if determined to be liquid, a Fund’s investment in Rule 144A Securities may subject the Fund to enhanced liquidity risk and potentially increase the Fund’s exposure to illiquid investments if eligible buyers become uninterested in buying Rule 144A Securities at a particular time. A Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Small- and Mid-Sized Companies Risk. A Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small- and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on a Fund’s returns, especially as market conditions change.

Sovereign Debt Risk. A Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which a Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent a Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Other Comparative Information about the Funds

Investment Advisers and Personnel

Janus Target

The Janus Adviser is the investment adviser to the Janus Target. The Janus Adviser is located at 151 Detroit Street, Denver, Colorado 80206-4805. The Janus Sub-adviser is the investment sub-adviser for a portion of the Janus Target. The Janus Sub-adviser is located at #36-02 Axa Tower, 8 Shenton Way, Singapore 068811.

The portfolio manager for the Janus Target is:

•	Hiroshi Yoh, Executive Vice President and Portfolio Manager or Co-Manager of the Janus Target since August 2012.

The Janus Target’s SAI, dated January 28, 2016, which is incorporated by reference herein, provides information about the compensation structure for the Janus Target’s portfolio manager and other accounts he manages, as well as the range of his individual ownership of securities of the specific funds he manages and the aggregate range of his individual ownership in all mutual funds advised by the Janus Adviser.

Henderson Target

The Henderson Adviser is the investment adviser to the Henderson Target. The Henderson Adviser is located at 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611. The Henderson Sub-adviser is the investment sub-adviser to the Henderson Target. The Henderson Sub-adviser is located at London at 201 Bishopsgate, London, UK EC2M 3AE. The Henderson Adviser oversees the management of the Henderson Target’s investments and the administration of the Henderson Target’s business affairs, provides certain clerical, bookkeeping and administrative services and furnishes office facilities and equipment for the Henderson Target. Pursuant to a sub-advisory agreement with the Henderson Adviser, the Henderson Sub-adviser provides research, analysis, advice and recommendations for the Henderson Target with respect to the purchase and sale of securities and manages investment decisions regarding assets of the Henderson Target, subject to the oversight of the Henderson Board and the Henderson Adviser.

The portfolio managers for the Henderson Target are:

•	Glen Finegan, Head of Global Emerging Markets Equities and Portfolio Manager since March 2015.
•	Michael Cahoon, Portfolio Manager since February 2016.

The Henderson Target’s SAI, dated November 30, 2016, which is incorporated by reference herein, provides information about the compensation structure for the Henderson Target’s investment personnel and other accounts they manage, as well as the range of their individual ownership of securities of the specific funds they manage and the aggregate range of their individual ownership in all mutual funds advised by Henderson.

Acquiring Fund

The Janus Adviser will be the investment adviser to the Acquiring Fund. The Henderson Sub-adviser will be the investment sub-adviser to the Acquiring Fund. Portfolio managers for the Henderson Target listed above will be responsible for the day-to-day management of the Acquiring Fund’s investment portfolio subject to the general oversight of the Janus Adviser and the Janus Board.

Manager-of-Managers Exemptive Relief

The Janus Adviser and the Janus Trust have received an exemptive order from the SEC that permits the Janus Adviser, subject to the approval of the Janus Trustees, to appoint, replace certain sub-advisers to manage all or a portion of its fund’s assets and enter into, amend, or terminate a sub-advisory agreement with certain sub-advisers without obtaining shareholder approval (a “manager-of-managers structure”). The sole initial shareholder of the Acquiring Fund has approved implementation of a manager-of-managers structure for the Acquiring Fund. The manager-of-managers structure applies to sub-advisers that are not affiliated with the Acquiring Fund or the Janus Adviser (“non-affiliated sub-advisers”), as well as any sub-adviser that is an indirect or direct “wholly-owned subsidiary” (as such term is defined by the 1940 Act) of the Janus Adviser or of another company that, indirectly or directly, wholly owns the Janus Adviser (collectively, “wholly-owned sub-advisers”).

Pursuant to the order, the Janus Adviser, with the approval of the Janus Board, has the discretion to terminate any sub-adviser and allocate and, as appropriate, reallocate the Acquiring Fund’s assets among the Janus Adviser and any other non-affiliated sub-advisers or wholly-owned sub-advisers (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser). The Janus Adviser, subject to oversight and supervision by the Janus Board, has responsibility to oversee any sub-adviser to the Acquiring Fund and to recommend for approval by such Janus Board, the hiring, termination, and replacement of a sub-adviser for the Acquiring Fund. The order also permits the Acquiring Fund to disclose sub-advisers’ fees only in the aggregate in the SAI. In the event that the Janus Adviser hires an additional sub-adviser, or replaces an existing sub-adviser pursuant to the manager-of-managers structure, the Acquiring Fund would provide shareholders with information about the new sub-adviser and sub-advisory agreement within 90 days.

The Janus Adviser furnishes certain administration, compliance, and accounting services for the Janus Target and will furnish such services to the Acquiring Fund and is reimbursed by each such Fund for certain of its costs in providing those services (to the extent the Janus Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus and/or its affiliates may serve as officers of the Janus Trust. Janus provides office space for the Janus Target and the Acquiring Fund. Some expenses related to compensation payable to the Janus Trust’s Chief Compliance Officer and compliance staff are shared with other Janus funds. The Janus Target, along with other Janus funds, also pays for some or all of the salaries, fees, and expenses of certain Janus employees and/or Janus affiliates and Janus Trust officers, with respect to certain specified administration functions they perform on behalf of the Janus Target. The Janus Target pays these costs based on out-of-pocket expenses incurred by the Janus Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Janus Adviser provides to the Janus Target. These arrangements are anticipated to remain in place with respect to the Acquiring Fund following completion of the Mergers, except that shared expenses generally will be shared not only with other Janus funds but also with legacy Henderson Funds.

The SAI for this Joint Proxy Statement/Prospectus, which is incorporated by reference herein, provides information about the compensation structure for the Acquiring Fund’s investment personnel and the other accounts managed, as well as the range of their individual ownership of securities of the Acquired Fund and the aggregate range of their individual ownership in all mutual funds advised by the Janus Adviser.

Management Expenses

Each Fund pays an investment advisory fee and incurs expenses, including administrative services fees payable pursuant to the Transfer Agency Agreement, any other transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees’ fees and expenses. Each Fund’s investment advisory fee is calculated daily and paid monthly. Each Fund’s advisory agreement details the investment advisory fee and other expenses that each Fund must pay. The Janus Adviser and the Henderson Adviser each pay a sub-advisory fee from their respective investment advisory fee to their Fund’s Sub-adviser for managing the Target Fund.

The following tables reflect each Fund’s contractual investment advisory fee rate (expressed as an annual rate, and the Base Fee Rate for the Janus Target), as well as the actual investment advisory fee rate paid by each Fund net of any fee waivers. The Janus Target has a performance-based investment advisory fee structure. Other than an adjustment in the sub-advisory fee rate paid to the Henderson Sub-adviser by the Janus Adviser, the Acquiring Fund’s investment advisory fee structure will be the same as the Henderson Target’s and will not be based on the Acquiring Fund’s performance.

For the fiscal year ended September 30, 2016, the Janus Target paid the Janus Adviser an investment advisory fee at the annual rate of 1.10% of the Janus Target’s average daily net assets. The Janus Target pays a base investment advisory fee rate of 1.00%, as shown in the third column, that may adjust up or down based on its performance relative to the cumulative investment record of the MSCI Emerging Markets IndexSM, the Janus Target’s benchmark index, over the previous 36 months as reflected in the table below. The fourth column shows the performance hurdle for outperformance or underperformance during the measurement period relative to the Janus Target’s benchmark index. The Janus Target has a performance hurdle of ±6.00%. The fifth column shows the performance-adjusted investment advisory fee rate, which is equal to the Janus Target’s Base Fee Rate plus or minus the Performance Adjustment over the period without any fee waivers. The sixth column shows the actual investment advisory fee rate, which in the case of the Janus Target is equal to its Base Fee Rate plus or minus the Performance Adjustment over the period and includes any applicable fee waiver. The sixth column shows the actual amount of the management fee rate paid by each Target Fund as of the end of its most recent fiscal year.

As an example, if the Janus Target outperformed the MSCI Emerging Markets IndexSM over the performance measurement period by 6.00%, the investment advisory fee rate would increase by 0.15% (assuming constant assets). Conversely, if the Janus Target underperformed the MSCI Emerging Markets IndexSM over the performance measurement period by 6.00%, the management fee rate would decrease by 0.15% (assuming constant assets). Actual performance within the full range of the performance hurdle rate may result in positive or negative incremental adjustments to the investment advisory fee rate of greater or less than 0.15%. Additional details discussing the performance fee are included below with further description in the Janus Target’s SAI.

The Janus Adviser pays the Janus Sub-adviser an annual sub-advisory fee at the annual rate of one-third of the investment advisory fee rate paid by the Janus Target to the Janus Adviser (net of any performance fee adjustments, reimbursement of expenses incurred or fees waived by the Janus Adviser).

The Henderson Target pays the Henderson Adviser an annual management fee at the rate of 1.00% for the first $1 billion of the Henderson Target’s average daily net assets, 0.90% for the next $1 billion of its average daily net assets and 0.85% of its average daily net assets thereafter, as shown in the second column. The Henderson Adviser pays the Henderson Sub-adviser an annual sub-advisory fee at the annual rate of 0.35% of the Henderson Target’s average daily net assets.

The Acquiring Fund will pay the Janus Adviser an annual management fee at the rate of 1.00% of the first $1 billion of the Acquiring Fund’s average daily net assets, 0.90% of the next $1 billion of the its average daily net assets and 0.85% of the its average daily net assets thereafter, and the Janus Adviser will pay the Henderson Sub-adviser a sub-advisory fee at the rate of one-half of the investment advisory fee rate paid by the Acquiring Fund.

Fund Name	Average Daily Net Assets of the Fund	Contractual (Base) Fee Rate (%)	Performance Hurdle vs. Benchmark Index	Performance Adjusted Investment Advisory Fee (%) (annual rate)	Actual Investment Advisory Fee Rate (%)
Janus Target	All Asset Levels	1.00	±6.00%	1.10	1.10	(1)
Henderson Target	$0 - $1 billion	1.00	N/A	N/A	1.00	(2)
	$1 billion - $2 billion	0.90	N/A	N/A
	Above $2 billion	0.85	N/A	N/A
Acquiring Fund (post-Merger)	$0 - $1 billion	1.00	N/A	N/A	1.00	(3)
	$1 billion - $2 billion	0.90	N/A	N/A
	Above $2 billion	0.85	N/A	N/A

(1)	Fee is as of the fiscal year ended September 30, 2016. The Janus Adviser has agreed to waive its investment advisory fee and/or reimburse the Janus Target expenses as described under “Expense Limitations” in this Joint Proxy Statement/Prospectus. The waiver is not reflected in the contractual fee rate shown.
(2)	Fee is as of the fiscal year ended July 31, 2016. The Henderson Adviser has contractually agreed to waive its investment advisory fee for the Henderson Target and, if necessary, to reimburse other operating expenses as described under “Expense Limitations” in this Joint Proxy Statement/Prospectus. The waiver is not reflected in the contractual fee rate shown.
(3)	On a pro forma basis assuming consummation of the Mergers as of the first day of the twelve-month period ended July 31, 2016. Commencing with completion of the Merger for the Henderson Target, the Janus Adviser has agreed to waive its investment advisory fee and/or reimburse Acquiring Fund expenses as described under “Expense Limitations” in this Joint Proxy Statement/Prospectus. The waiver is not reflected in the contractual fee rate shown.

The Janus Target’s investment advisory fee rate is determined by calculating a Base Fee Rate of 1.00% and applying a performance adjustment (described in further detail below). The performance adjustment either increases or decreases the base fee depending on how well Janus Target has performed relative to the MSCI Emerging Markets IndexSM.

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/– Performance Adjustment

The investment advisory fee rate paid by the Janus Target consists of two components: (1) a base fee calculated by applying the contractual fixed rate of 1.00% to the Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Janus Target’s average daily net assets during the previous 36 months. The performance measurement period is a rolling 36-month period.

No Performance Adjustment is applied unless the difference between the Janus Target’s investment performance and the cumulative investment record of the MSCI Emerging Markets IndexSM is 0.50% or greater (positive or negative) during the previous 36 months. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Janus Target outperforms or underperforms its benchmark index. Because the Performance Adjustment is tied to the Janus Target’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the fee paid by the Janus Target even if its shares lose value during the performance measurement period and could decrease its fee even if its shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Janus Target is calculated net of expenses whereas its benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of the Janus Target and its benchmark index. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued throughout the month. The Janus Target’s investment advisory fee is paid monthly in arrears. Under extreme circumstances involving underperformance by a rapidly shrinking Janus Target, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus would reimburse the Janus Target.

The application of an expense limit, if any, will have a positive effect upon the Janus Target’s performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to the Janus Adviser may, under some circumstances, exceed the cumulative dollar amount of management fees waived by the Janus Adviser.

The investment performance of the Janus Target’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After the Janus Adviser determines whether the Janus Target’s performance was above or below the MSCI Emerging Markets IndexSM by comparing the investment performance of its load-waived Class A Shares against the cumulative investment record of the MSCI Emerging Markets IndexSM, the Janus Adviser applies the same Performance Adjustment (positive or negative) across each other class of shares of the Janus Target, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to the Janus Adviser since it depends on the performance of the Janus Target relative to the record of the MSCI Emerging Markets IndexSM and future changes to the size of the Janus Target.

A discussion regarding the basis for the Trustees’ approval of each Target Fund’s investment advisory agreements is included in its respective annual or semiannual report to shareholders. You can request their annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687 for information about the Janus Target or a Henderson representative at 866-3HENDERSON (866-343-3667) for information about the Henderson Target. The Janus Target’s reports are available free of charge at janus.com/info. The Henderson Target’s reports are available free of charge at henderson.com/uspi/fund/209/emerging-markets-fund.

Financial Highlights

The financial highlights for the Janus Target are incorporated herein by reference to the Janus Target’s annual report for the fiscal year ended September 30, 2016. The financial highlights for the Henderson Target are incorporated herein by reference to the Henderson Target’s annual report for the fiscal year ended July 31, 2016.

Conflicts of Interest

The Janus Adviser, the Henderson Adviser and the Henderson Sub-adviser each manage many funds and numerous other accounts, which may include separate accounts and other pooled investment vehicles, such as hedge funds. Side-by-side management of multiple accounts, including the management of a cash collateral pool for securities lending and investing a Fund’s cash, may give rise to conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Side-by-side management may raise additional potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. The Janus Adviser is the adviser to the Janus “funds of funds,” which are funds that invest primarily in other mutual funds managed by Janus. The Henderson Adviser is the adviser to the Henderson All Asset Fund, a series of the Henderson Trust, which invests in part in other Henderson Funds. Because the Janus Adviser and the Henderson Adviser are the adviser to “funds of funds” and other funds, each is subject to certain potential conflicts of interest when allocating the assets of a “fund of funds” among its other funds. To the extent that a Fund is an underlying fund in a “fund of funds,” a potential conflict of interest arises when allocating the assets of the “fund of funds” to that Fund. Purchases and redemptions of Fund shares by a “fund of funds” due to reallocations or rebalancings may result in a Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains. In addition, redemptions by a “fund of funds” could cause actual expenses to increase, or could result in a Fund’s current expenses being allocated over a smaller asset base, which may lead to an increase in the Fund’s expense ratio. The impact of these transactions is likely to be greater when a “fund of funds” purchases, redeems, or owns a substantial portion of a Fund’s shares. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in each Fund’s SAI, which is incorporated by reference herein.

Pricing of Fund Shares

The Funds calculate their respective NAV at the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Time) each business day. For additional information about calculation of NAV, please refer to Appendix C.

Purchase of Fund Shares

A detailed description of the Acquiring Fund’s policy with respect to purchases is available in Appendix C.

Redemption of Fund Shares

A detailed description of the Acquiring Fund’s policy with respect to redemptions is available in Appendix C.

Dividends and Distributions

A detailed description of the Acquiring Fund’s policy with respect to dividends and distributions is available in Appendix C.

Frequent Purchases and Redemptions

A detailed description of the Acquiring Fund’s policies with respect to frequent trading of Fund shares is available in Appendix C.

Distribution Arrangements

A detailed description of the Acquiring Fund’s distribution arrangements is available in Appendix C.

For a description of the Target Funds’ policies with respect to purchases, redemptions, dividends and distributions, frequent trading of Fund shares, tax consequences of buying, holding, exchanging and selling Fund shares, and distribution arrangements, refer to the respective Target Fund’s prospectus, each of which is incorporated by reference herein, and available upon request without charge.

Tax Consequences

A detailed description of the U.S. federal income tax consequences of buying, holding, exchanging, and selling the Acquiring Fund’s shares is available in Appendix C.

Trustees and Officers

The following individuals comprise the Board of Trustees of the Janus Trust (previously defined as the “Janus Board” and the members individually, the “Janus Trustees”): Alan A. Brown, William D. Cvengros, Raudline Etienne, William F. McCalpin, Gary A. Poliner, James T. Rothe, William D. Stewart, and Linda S. Wolf. Each Janus Trustee is independent of the Janus Adviser, Janus Sub-adviser, Henderson Sub-adviser, Janus Distributors, and the Janus Trust. The officers of the Janus Trust are disclosed in the Janus Target’s SAI which is incorporated herein by reference and has been filed with the SEC.

The following individuals comprise the Board of Trustees of the Henderson Trust (previously defined as the “Henderson Board” and the members individually, the “Henderson Trustees”): James W. Atkinson, Barbara L. Lamb, J. Marshall Peck, James G. O’Brien, Charles Thompson II, and Diane L. Wallace. With the exception of Messrs. O’Brien and Thompson, each Henderson Trustee is independent of the Henderson Adviser, the Henderson Sub-adviser, and the Henderson Trust (previously defined as the “Henderson Independent Trustees”). Each of James G. O’Brien and Charles Thompson II is an “interested person” as defined in Section 2(a)(19) of the 1940 Act because of his employment relationship with the Henderson Adviser. The Henderson Independent Trustees who will not join the Janus Board have agreed, for a one-year period, to serve in an advisory capacity to the Janus Board. In recognition of that service, and in light of the savings to Henderson from the consolidation of fund operations, Henderson has agreed to pay each non-continuing Henderson Independent Trustee a one-time fee of $200,000. The officers of the Henderson Trust are disclosed in the Henderson Target’s SAI which is incorporated herein by reference and has been filed with the SEC.

A proposal to elect an additional Trustee to serve on the Janus Board is being presented to shareholders of the Janus Trust at the Janus Meeting. As a result, the individuals comprising the Janus Board may change.

Independent Registered Public Accounting Firm

[to be updated by amendment]

Fund Administrator

Janus Capital Management LLC is the fund administrator for the Janus Target and will be the fund administrator for the Acquiring Fund.

State Street Bank and Trust Company is the fund administrator for the Henderson Target.

Transfer Agent

Janus Services LLC is the transfer agent for the Janus Target and will be the transfer agent for the Acquiring Fund.

State Street Bank and Trust Company is the transfer agent for the Henderson Target.

Shareholder Approval

Approval of the Plan with respect to a Target Fund requires the affirmative vote of a 1940 Act Majority (as defined herein) of the Target Fund, with all classes of shares voting together as a single class. For purposes of determining the approval of a Plan, abstentions and broker non-votes will have the same effect as shares voted against the proposal.

The Board of Trustees of the Janus Target unanimously recommends that shareholders of the Janus Target vote FOR approval of the Plan. The Board of Trustees of the Henderson Target unanimously recommends that shareholders of the Henderson Target vote FOR approval of the Plan.

PROPOSAL 2 – APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT FOR THE JANUS TARGET

Background

Pursuant to an investment advisory agreement between the Janus Adviser and the Janus Trust on behalf of the Janus Target, dated December 28, 2010 (the “Current Advisory Agreement”), the Janus Adviser serves as the Janus Target’s investment adviser. The Current Advisory Agreement was last approved by shareholders on December 27, 2010, and last approved for continuance by the Janus Board on December 9, 2015.

The Parent Company Transaction

The Janus Adviser is a direct subsidiary of JCG, a publicly traded company with principal operations in financial asset management businesses and approximately $198.9 billion in assets under management as of September 30, 2016. Recently, JCG and Henderson entered into the “Parent Company Merger Agreement” pursuant to which JCG and Henderson have agreed to effect the Parent Company Transaction. Henderson is an independent global asset management business founded in 1934 with approximately $131.2 billion in assets under management, as of September 30, 2016.

The Parent Company Transaction will be effected via a share exchange with each share of JCG common stock exchanged for 4.7190 newly issued ordinary shares in Henderson. Based on the current number of shares outstanding, upon closing of the Parent Company Transaction, Henderson and JCG shareholders are expected to own approximately 57% and 43%, respectively, of the ordinary shares of the combined company, which will be renamed Janus Henderson Global Investors plc (“Janus Henderson”). The name of the mutual funds offered by the Janus Adviser will also be renamed to reflect “Janus Henderson” in the name. Janus Henderson will have approximately $326 billion in assets under management and a combined market capitalization of $5.75 billion. JCG expects that the combination of these two complementary businesses will create a leading global active asset manager with significant scale, diverse products and investment strategies, and depth and breadth in global distribution, resulting in an organization that will be well-positioned to provide world-class client service.

Under the terms of the Parent Company Merger Agreement, as of the effective time of the Parent Company Transaction, (i) Richard M. Weil, the current Chief Executive Officer of JCG, will become a co-Chief Executive Officer of Janus Henderson and (ii) Andrew J. Formica, the current Chief Executive Officer of Henderson, will become a co-Chief Executive Officer of Janus Henderson.

Janus Henderson will have a Board of Directors consisting initially of twelve directors, (i) six of whom will be persons designated by the existing Board of Directors of Henderson, and (ii) six of whom will be persons designated by the existing Board of Directors of JCG.

Completion of the Parent Company Transaction is subject to the satisfaction or waiver of certain conditions, including (i) the requisite approval of the Parent Company Merger Agreement by the holders of common stock of JCG; (ii) the requisite approval of the shareholders of Henderson of the Parent Company Transaction and certain related matters; (iii) regulatory approvals; and (iv) receipt of certain third party consents, including approval of new investment advisory agreements by shareholders of Janus Adviser-advised U.S. mutual funds, including the Janus Target, representing at least 67.5% of the aggregate assets under management of the Janus Adviser-advised U.S. mutual funds. The Parent Company Merger Agreement also contains certain termination rights for each of JCG and Henderson.

JCG and Henderson currently expect to complete the Parent Company Transaction by the second quarter of 2017.

The Proposal

The Current Advisory Agreement, as required by Section 15 of the 1940 Act, provides for its automatic termination in the event of its “assignment” (as defined in the 1940 Act). The consummation of the Parent Company Transaction may be deemed an “assignment” of the Current Advisory Agreement which would cause the automatic termination of the Current Advisory Agreement, as required by the 1940 Act.

In connection with the Parent Company Transaction, the Janus Board met at a series of meetings, including meetings of certain committees thereof, commencing with an in person meeting of the Janus Board on October 19, 2016 and concluding with an in person meeting of the Janus Board on December 8, 2016, for purposes of, among other things, considering whether it would be in the best interests of the Janus Target to approve a new investment advisory agreement between the Janus Trust, on behalf of the Janus Target, and the Janus Adviser in substantially the same form as the Current Advisory Agreement to take effect immediately after the Parent Company Transaction or shareholder approval, whichever is later (the “New Advisory Agreement”), in the event that the Merger of the Janus Target into the Acquiring Fund pursuant to the Plan described in proposal 1 is not completed or is delayed until after the closing of the Parent Company Transaction. For additional information regarding the Janus Board’s consideration of the New Advisory Agreement, see “Janus Board Considerations” after this proposal. The form of the New Advisory Agreement is attached hereto as Appendix F to this Joint Proxy Statement/Prospectus.

The 1940 Act requires that the New Advisory Agreement be approved by the Janus Target’s shareholders in order for it to become effective. At the December 8, 2016 Janus Board meeting, and for the reasons discussed below (see “Janus Board Considerations” after this proposal), the Janus Board, all of whom are Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Janus Target, the Janus Adviser or Henderson (the “Independent Trustees”), unanimously approved the New Advisory Agreement on behalf of the Janus Target and unanimously recommended approval of the New Advisory Agreement by shareholders of the Janus Target, in the event the Janus Plan is not approved or the Merger of the Janus Target into the Acquiring Fund is not completed or is delayed until after the Parent Company Closing.

Comparison of Current Advisory Agreement and New Advisory Agreement

The terms of the New Advisory Agreement are substantially similar to those of the Current Advisory Agreement. There is no change in the contractual fee rate payable by the Janus Target to the Janus Adviser. If approved by shareholders of the Janus Target, the New Advisory Agreement will have an initial term through February 1, 2018 and will continue in effect from year to year if such continuance is approved at least annually in the manner required by the 1940 Act and the rules and regulations thereunder. Below is a comparison of certain terms of the Current Advisory Agreement to the terms of the New Advisory Agreement.

Investment Advisory Services. The investment advisory services to be provided by the Janus Adviser to the Janus Target are the same under the Current Advisory Agreement and the New Advisory Agreement. Both the Current Advisory Agreement and New Advisory Agreement provide that the Janus Adviser shall furnish continuous advice and recommendations to the Janus Target, and shall have authority to act with respect thereto, as to the acquisition, holding, or disposition of any or all of the securities or other assets which the Janus Target may own or contemplate acquiring from time to time. The Janus Adviser shall give due consideration to the investment policies and restrictions and the other statements concerning the Janus Target in the Janus Trust’s Amended and Restated Declaration of Trust, as then in effect, the Janus Trust’s Amended and Restated Bylaws, as then in effect, and the registration statements of the Janus Trust, and to provisions of the Code, as applicable to the Janus Target as a regulated investment company. In addition, the Janus Adviser shall cause its officers to attend meetings and furnish oral and written reports, as the Janus Target may reasonably require, in order to keep the Janus Board and appropriate officers of the Janus Target fully informed as to the condition of the investment portfolio of the Janus Target. The investment advisory services are expected to be provided by the same personnel of the Janus Adviser under the New Advisory Agreement as under the Current Advisory Agreement.

Fees. Under the Current Advisory Agreement, the Janus Target pays to the Janus Adviser a performance-adjusted investment advisory fee that fluctuates up and down monthly based on the performance of the Janus Target relative to its benchmark index. The investment advisory fee rate is calculated by using an annual Base Fee Rate of 1.00% of average daily net assets during the previous month, with a performance fee adjustment of up to 0.15% up or down (assuming constant assets), to the Janus Target’s average daily net assets during a 36-month performance measurement period. The Janus Target’s Base Fee Rate is adjusted monthly based on its performance relative to the benchmark index, the MSCI Emerging Markets IndexSM, over a rolling 36-month performance measurement period. The Janus Target uses the performance of its load-waived Class A Shares to calculate the performance adjustment. During the Janus Target’s fiscal year ended September 30, 2016, the Janus Target paid the Janus Adviser an investment advisory fee of $571,163. The primary change made to the New Advisory Agreement compared to the Current Advisory Agreement is the description of the performance-based investment advisory fee in order to allow for continuation of the fee based on the Fund’s historical performance, as provided for under the Current Advisory Agreement.

Payment of Expenses. Under the Current Advisory Agreement and the New Advisory Agreement, the Janus Target assumes and pays all expenses incidental to their organization, operations and business not specifically assumed or agreed to be paid by the Janus Adviser. These Fund expenses include custodian and transfer agency fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest, taxes, a portion of trade association or other investment company organization dues and expenses, registration fees, expenses of shareholders’ meetings, reports to shareholders, fees and expenses of Independent Trustees, and other costs of complying with applicable laws regulating the sales of the Janus Target shares. The Janus Target, along with other Janus funds, also pays some or all of the salaries, fees, and expenses of certain Fund officers and employees of the Janus Adviser (also sharing certain expenses and salaries for the Funds’ Chief Compliance Officer and other compliance-related personnel employed by the Janus Adviser as authorized by the Janus Trustees from time to time with other funds in the Trust).

Other Services. Under the Current Advisory Agreement and New Advisory Agreement, the Janus Adviser is authorized, but not obligated, to perform management and administrative services necessary for the operation of the Janus Target. Specifically, the Janus Adviser is authorized to conduct relations with custodians, depositories, transfer and pricing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurance company separate accounts, insurers, banks and such other persons in any such other capacity deemed by the Janus Adviser to be necessary or desirable. The Janus Adviser shall also generally monitor and report to the officers of the Janus Trust regarding the Janus Target’s compliance with investment policies and restrictions as set forth in the currently effective prospectus and statement of additional information relating to the shares of the Janus Target. Additionally, the Janus Adviser shall make reports to the Janus Board of its performance of services upon request and furnish advice and recommendations with respect to such other aspects of the business and affairs of the Janus Target as it shall determine to be desirable. The Janus Adviser is also authorized, subject to review by the Janus Board, to furnish such other services as the Janus Adviser shall from time to time determine to be necessary or useful to perform the services contemplated by the agreement. The Janus Adviser also serves as administrator to the Janus Target pursuant to an Administration Agreement between the Janus Adviser and the Janus Trust. See “Affiliated Service Providers, Affiliated Brokerage and Other Fees – Administrator” for additional information regarding these administrative services.

Limitation on Liability. The Current Advisory Agreement and New Advisory Agreement provide that the Janus Adviser will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Janus Target, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties except to the extent otherwise provided by law.

Continuance. The Current Advisory Agreement for the Janus Target continues in effect for successive one-year periods after its initial term, if such continuance is specifically approved at least annually by (a) the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on the terms of such renewal, and (b) either the Trustees of the Janus Trust or the affirmative vote of a majority of the outstanding voting securities of the Janus Target. The New Advisory Agreement will have an initial term until February 1, 2018, and will continue thereafter for successive one-year periods if approved annually in the same manner required under the Current Advisory Agreement.

Termination. The Current Advisory Agreement and New Advisory Agreement for the Janus Target provide that the agreement may be terminated at any time, without penalty, by the Janus Board, or by the shareholders of the Janus Target acting by vote of at least a majority of its outstanding voting securities, provided in either case that sixty (60) days’ advance written notice of termination be given to the Janus Adviser at its principal place of business. Further, the Current Advisory Agreement and the New Advisory Agreement may be terminated by the Janus Adviser at any time, without penalty, by giving sixty (60) days’ advance written notice of termination to the Janus Target, addressed to its principal place of business.

Interim Advisory Agreements

In the event shareholders of the Janus Target do not approve the Plan or the New Advisory Agreement at the Janus Meeting prior to the closing of the Parent Company Transaction, an interim investment advisory agreement between the Janus Adviser and the Janus Target (the “Interim Advisory Agreement”) will take effect upon the closing of the Parent Company Transaction. At the December 8, 2016 meeting, the Janus Board, including the Independent Trustees, unanimously approved the Interim Advisory Agreement in order to assure continuity of investment advisory services to the Janus Target after the Parent Company Transaction. The terms of the Interim Advisory Agreement are substantially identical to those of the Current Advisory Agreement and New Advisory Agreement, except for the term and escrow provisions described below. The Interim Advisory Agreement will continue in effect for a term ending on the earlier of 150 days from the closing of the Parent Company Transaction (the “150-day period”) or when shareholders of the Janus Target approve the New Advisory Agreement. Pursuant to Rule 15a-4 under the 1940 Act, compensation earned by the Janus Adviser under an Interim Advisory Agreement will be held in an interest-bearing escrow account. If shareholders of the Janus Target approve the New Advisory Agreement prior to the end of the 150-day period, the amount held in the escrow account under the Interim Advisory Agreement will be paid to the Janus Adviser. If shareholders of the Janus Target do not approve the New Advisory Agreement prior to the end of the 150-day period, the Janus Board will take such action as it deems to be in the best interests of the Janus Target, and the Janus Adviser will be paid the lesser of its costs incurred in performing its services under the Interim Advisory Agreement or the total amount in the escrow account, plus interest earned.

Certain Conditions under the 1940 Act

The Janus Board and the Henderson Board have been advised that the parties to the Parent Company Transaction have structured the Parent Company Transaction in reliance upon Section 15(f) of the 1940 Act. Section 15(f) provides in substance that when a sale of a controlling interest in an investment adviser occurs, the investment adviser or any of its affiliated persons may receive any amount or benefit in connection with the sale so long as two conditions are satisfied. The first condition of Section 15(f) is that, during the three-year period following the consummation of a transaction, at least 75% of the investment company’s board of directors must not be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser. The composition of the Board of the Janus Trust currently meets this test and would continue to meet this test after the trustee election pursuant to proposal 5. Second, an “unfair burden” (as defined in the 1940 Act, including any interpretations or no-action letters of the SEC or the staff of the SEC) must not be imposed on the investment company as a result of the transaction relating to the sale of such interest, or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” (as defined in the 1940 Act) includes any arrangement, during the two-year period after the transaction, whereby the investment adviser (or predecessor or successor adviser), or any “interested person” (as defined in the 1940 Act) of such an adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for the investment company). Under the agreement governing the Parent Company Transaction, Henderson has acknowledged Janus’s reliance upon the benefits and protections provided by Section 15(f) and has agreed not to take, and to cause its affiliates not to take, any action that would have the effect, directly or indirectly, of causing the requirements of any of the provisions of Section 15(f) not to be met in respect of the Parent Company Transaction.

Additional Information About the Janus Adviser

The Janus Adviser, a registered investment adviser, is organized as a Delaware limited liability company and is a direct subsidiary of JCG. JCG is a publicly traded company with principal operations in financial asset management businesses and approximately $200 billion in assets under management as of September 30, 2016. JCG offers a broad range of investment solutions, including fixed income, equity, alternative and multi-asset class strategies. Investment strategies are offered through open-end funds domiciled in both the U.S. and offshore, as well as through separately managed accounts, collective investment trusts and exchange-traded products. Based in Denver, JCG has offices located in 12 countries throughout North America, Europe, Asia and Australia.

The Janus Adviser has managed primarily growth equity portfolios since 1969. The Janus Adviser has leveraged its research-driven investment philosophy and culture to other areas of the markets, including fundamental fixed income, global macro fixed income, diversified alternatives and exchange-traded products. As of September 30, 2016, the Janus Adviser had approximately $150 billion in assets under management. The business address of JCG and the Janus Adviser is 151 Detroit Street, Denver, Colorado 80206.

Information regarding other registered investment companies or series thereof (other than the Janus Trust and the Janus Target) managed by the Janus Adviser or Henderson that have similar investment objectives to the Janus Target is set forth in Appendix I to this Joint Proxy Statement/Prospectus.

Certain information regarding the executive officers and directors of the Janus Adviser is set forth in Appendix J to this Joint Proxy Statement/Prospectus.

Affiliated Service Providers, Affiliated Brokerage and Other Fees

Administrator. The Janus Adviser also serves as administrator to the Janus Target pursuant to an Administration Agreement between the Janus Adviser and the Janus Trust. The Janus Adviser is authorized to delegate to others to perform certain administrative and other services. Pursuant to the Administration Agreement between the Janus Adviser and the Janus Trust, the Janus Target reimburses the Janus Adviser for reasonable costs incurred in performing certain administrative and clerical functions. Some examples of these reimbursable expenses include net asset value determination, fund accounting, updating of the Janus Trust’s registration statement, and supporting the Janus Board of Trustees. The Janus Adviser does not receive a fee for serving as administrator to the Janus Target. The Janus Adviser intends to continue to provide the same administrative services after implementation of the proposed New Advisory Agreement.

Distributor. Janus Distributors LLC (the “Distributor”), located at 151 Detroit Street, Denver, Colorado 80206, a wholly-owned subsidiary of the Janus Adviser, serves as the distributor for the Janus Target’s shares. According to plans adopted pursuant to Rule 12b-1 under the 1940 Act for Class S Shares, Class A Shares and Class C Shares of the Janus Target, the Distributor receives a 12b-1 fee from each such class of shares that is used to pay for distribution and/or shareholder services. Class A Shares and Class S Shares pay the Distributor a 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class S Shares. Class C Shares pay a 12b-1 fee to the Distributor of up to 1.00% (0.75% distribution fee and 0.25% shareholder services fee) of the average daily net assets of Class C Shares. The Distributor may retain some or all of the fees it receives, or may pass it through to financial intermediaries in payment for distribution and/or shareholder services. The Distributor intends to continue to provide the same services after implementation of the proposed New Advisory Agreement.

Fees paid by Class A Shares, Class C Shares, and Class S Shares of the Janus Target to the Distributor, pursuant to their respective 12b-1 plan, for the fiscal year ended September 30, 2016, are shown in the table below.

Fees Paid to Distributor for Fiscal Year Ended September 30, 2016
Class A Shares	Class C Shares	Class S Shares
$655	$2,700	$1,753

Transfer Agent. Janus Services LLC (“Janus Services”), located at 151 Detroit Street, Denver, Colorado 80206, a wholly-owned subsidiary of the Janus Adviser, serves as the Janus Target’s transfer agent. Pursuant to the Transfer Agency Agreement between the Janus Trust and Janus Services, each class of shares of the Janus Target reimburses Janus Services for out-of-pocket expenses incurred by Janus Services in connection with services rendered. In addition, Janus Services receives a shareholder servicing fee paid by Class D Shares at the annual rate of 0.12% of Class D Shares’ average daily net assets, and paid by each of Class T Shares and Class S Shares at the annual rate of 0.25% of the average daily net assets of such share class. Such fee compensates Janus Services for providing or arranging for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other non-distribution related shareholder services for these share classes of the Janus Target. Janus Services may pass through all or a portion of the shareholder services fee received from Class T Shares and Class S Shares to financial intermediaries. Janus Services intends to continue to provide the same services after implementation of the proposed New Advisory Agreement. Shareholder services fees paid by the Janus Target’s Shares for the fiscal year ended September 30, 2016 are shown in the table below.

Fees Paid to Janus Services for Fiscal Year Ended September 30, 2016
Class T Shares	Class D Shares	Class S Shares
$11,657	$9,701	$1,753

Affiliated Brokerage. The Janus Target did not pay brokerage commissions within the last fiscal year to (i) any broker that is an affiliated person of the Janus Target or an affiliated person of such person, or (ii) any broker an affiliated person of which is an affiliated person of the Janus Target, the Adviser, or any Sub-adviser of such Fund.

Payments to Affiliates. During the Janus Target’s last fiscal year, no material payments were made to the Janus Adviser or any affiliated person of the Janus Adviser for services provided to the Janus Target (other than pursuant to the Current Advisory Agreement, Administration Agreement, or fees paid to the Distributor or Janus Services as described herein).

Shareholder Approval

To become effective with respect to the Janus Target, the New Advisory Agreement requires the affirmative vote of a 1940 Act Majority (as defined herein) of the Janus Target, with all classes of shares voting together as a single class. For purposes of determining the approval of the New Advisory Agreement, abstentions and broker non-votes will have the same effect as shares voted against the proposal.

The New Advisory Agreement will only take effect upon the closing of the Parent Company Transaction, which is conditioned upon obtaining the approval of new advisory agreements by shareholders of JCG funds representing a specified percentage of assets under management. Further, the New Investment Advisory Agreement will only take effect if the Merger of the Janus Target into the Acquiring Fund pursuant to the Janus Plan described in Proposal 1 is not approved, or is not completed or is delayed until after the Parent Company Closing.

In the event that the Parent Company Transaction does not, for any reason, occur, the Current Advisory Agreement will continue in effect in accordance with its terms.

The Janus Board unanimously recommends that shareholders of the Janus Target vote FOR approval of the New Advisory Agreement.

JANUS BOARD CONSIDERATIONS

New Advisory Agreement with Janus Adviser

On September 15, 2016, Janus advised the Janus Board of its intent to seek a strategic combination of its advisory business with Henderson. The Janus Board met with the Chief Executive Officer of Janus, who outlined the proposed combination and the potential benefits to Janus Capital and the Janus Funds (each a “Fund” and collectively, the “Funds”). Subsequent to the September 15, 2016 meeting, the Janus Trustees identified a list of basic principles, which they believed should serve as the foundation for their review of the organizational, operational and strategic issues involved with any potential change in control of Janus Capital, the investment adviser to the Fund. These basic principles were communicated to Janus Capital on September 27, 2016, and were intended to be shared with Henderson. On October 3, 2016, Janus announced that it had entered into a definitive Agreement and Plan of Merger with Henderson pursuant to which Janus and Henderson agreed to effect an all-stock merger of equals strategic combination of their respective businesses, with Janus Capital surviving the merger as a direct wholly-owned subsidiary of Henderson (the “Parent Company Transaction”). The Janus Board was advised that, subject to certain conditions, the Parent Company Transaction is currently expected to close by the second quarter of 2017.

As part of its due diligence, the Janus Board developed an initial list of questions related to the proposed transaction, which was provided to Janus Capital on October 6, 2016. At a special Janus Board meeting held on October 19, 2016, the Janus Board considered Janus Capital’s response to the initial information request and met with the management of Janus to discuss the impact of the Parent Company Transaction on the nature, extent and quality of services Janus Capital is expected to provide to the Janus Target following the Parent Company Transaction, addressing, among other matters, the personnel expected to provide such services, and the resources available to do so. After its October 19, 2016 meeting, the Janus Board developed a supplemental request for additional information, which was provided to Janus Capital on October 26, 2016. At another special Janus Board meeting held on November 7-8, 2016, the Janus Board considered Janus Capital’s response to the supplemental information request and again met with the management of Janus and Henderson to discuss the impact of the Parent Company Transaction on the nature, extent and quality of services Janus Capital is expected to provide to the Funds following the Parent Company Transaction, and also met with various officers of the Janus Trust and of Janus Capital, including various portfolio managers. After its November 7-8, 2016 meeting, the Janus Board developed a second supplemental request for additional information, which was provided to Janus Capital on November 21, 2016. On December 7-8, 2016, the Janus Board met to consider Janus Capital’s response to the second supplemental information request and to also consider the proposed New Advisory Agreement for the Janus Target. During each of these meetings, the Janus Board sought additional and clarifying information as it deemed necessary or appropriate. In addition, the Janus Board engaged its independent fee consultant to help evaluate certain of the proposals that the Janus Board was being asked to consider. Throughout the process, the Janus Board had the assistance of its independent legal counsel, who advised them on, among other things, its duties and obligations.

In connection with the Janus Board’s review, Janus Capital provided, and the Janus Board obtained, substantial information regarding the following matters: the management, financial position and business of Henderson; the history of Henderson’s business and operations; the investment performance of the investment companies advised by Henderson; the proposed structure, operations and investment processes of the combined investment management organization after the Parent Company Transaction and the strategy for operating and growing the business following the Parent Company Transaction; the future plans of Janus and Henderson with respect to the Funds and any proposed changes to the operations or structure of the Funds; and the future plans of Janus and Henderson with respect to the provision of services to the Funds, and the entities providing such services, including those affiliated with Janus. The Janus Board also received information regarding the terms of the Parent Company Transaction, anticipated management of the combined organization, the resources that each of Janus and Henderson bring to the combined organization and the process being followed by Janus and Henderson to integrate their organizations.

In connection with the Janus Board’s approval of the New Advisory Agreement, at its December 8, 2016 meeting, the Janus Board also continued its on-going annual process to determine whether to continue the Current Advisory Agreement. In this regard, the Janus Board received and reviewed information provided by Janus in response to requests of the Janus Board and its independent legal counsel. The Janus Board also received and reviewed information and analysis provided by, and in response to requests of, its independent fee consultant. The Janus Board noted that as part of this annual process, the Janus Board had considered and was in the process of considering, numerous factors, including the nature and quality of services provided by Janus Capital; investment performance, on an absolute basis and relative to appropriate peer groups and one or a combination of market indices; investment management fees, expense ratios and asset sizes of the Funds and peer groups; Janus Capital’s’ profitability from managing the Funds; fall-out benefits to Janus Capital from its relationship to the Funds, including revenues derived from services provided to the Funds by affiliates of Janus Capital; and the potential benefits to Janus Capital and the Funds of receiving research services from broker/dealer firms in connection with the allocation of portfolio transactions to such firms.

In determining whether to approve the New Advisory Agreement for the Janus Target in connection with the Parent Company Transaction, and whether to recommend approval to Target Fund shareholders, the Janus Board received information and made inquiries into all matters as it deemed appropriate. The Janus Board reviewed and analyzed various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive:

•	The terms of the New Advisory Agreement are substantially the same as the corresponding Current Advisory Agreement, and the contractual fee rate will not change.
•	Janus Capital’s plans for the operation of the Fund, including its plans for the continued provision of all services currently provided to the Funds by Janus Capital and its affiliates, including, among others, investment advisory services, portfolio trading services, and Fund administrative and accounting services, and the personnel and resources proposed to support the provision of such services.
•	The estimated profitability to Janus Capital from managing the Fund after the Parent Company Transaction, including potential economies of scale and fall out benefits to Janus Capital from its relationship to the Funds, including revenues derived from services provided to the Funds by affiliates of Janus Capital, and the potential benefits to Janus Capital, and the Funds of receiving research services from broker/dealer firms in connection with the allocation of portfolio transactions to such firms.

In connection with its deliberations, the Janus Board received assurances from Janus, on behalf of itself and its affiliates (collectively, “Janus”) including the following:

•	Janus has provided to the Janus Board such information as it believes is reasonably necessary to evaluate the New Advisory Agreement.
•	Janus is committed to the continuance, without interruption, of services to the Funds of at least the type and quality currently provided by Janus Capital and its affiliates, or superior thereto.
•	The Parent Company Transaction is not expected to affect negatively the nature, extent or quality of the investment advisory services provided by Janus Capital to the Funds following the Parent Company Transaction, and the investment advisory services are expected to be at least comparable to the services being provided under the Current Advisory Agreement and Current Janus Singapore Sub-Advisory Agreement. In this regard, the Janus Board noted specific representations that Janus does not intend for the nature, extent or quality of investment advisory and other services to be provided to the Funds following the Parent Company Transaction to change, and the extent of such services were expected to increase based on the combined resources of the combined investment management organization after the Parent Company Transaction, and should the nature, extent or quality of such services decline, Janus would commit the resources needed to return such services to pre-Parent Company Transaction levels.
•	The Funds’ current operations were expected to remain largely unchanged, except for the proposed reorganization of certain Funds which will be separately considered by the Janus Board, and such other changes as were or will be presented to the Janus Board.
•	Janus does not intend to make changes to the portfolio managers providing services to the Funds, other than proposed changes in the management of certain Funds as discussed with the Janus Board, including those related to proposals to merge certain Funds with Henderson Funds, and subject to such changes as may arise at any time as a result of the ongoing process of portfolio manager evaluation.
•	After the Parent Company Transaction, the extent of distribution and marketing services provided to the Funds were expected to increase based on the combined resources of Janus and Henderson.
•	The intent of Janus Capital to take the necessary and appropriate steps to retain and attract its key investment advisory personnel.
•	The intent of Janus to take the necessary and appropriate steps to retain and attract its key compliance, financial, fund accounting and administrative personnel supporting the management and oversight of the Funds.
•	Janus is not aware of any express or implied term, condition, arrangement or understanding that would impose in its best judgement an “unfair burden” on any Fund as a result of the Parent Company Transaction, as defined in Section 15(f) of the 1940 Act, and that Janus will take no action that would have the effect of imposing such an “unfair burden” on the Funds in connection with the Parent Company Transaction.

Janus assured the Janus Board that it intended to comply with Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after the transaction, at least 75% of the board members of the investment company must not be Interested Persons of such investment adviser. The composition of the Janus Board is in compliance with this provision of Section 15(f). In addition, after careful review and consideration, the Janus Board determined that it would be in the best interests of the Funds to add to the Janus Board an individual who currently acts as a non-interested board member of the Henderson Trust. The Janus Board believes that this change in the Janus Board composition will provide perspective and insight relating to experience working with the Henderson organization. The Janus Board’s Nominating and Governance Committee considered a number of candidates and recommended that the Janus Board nominate one proposed new trustee from those candidates who currently act as non-interested board members of the Henderson Trust. The Janus Board approved that trustee nominee to serve on the Janus Board, subject to election by the shareholders of the Funds and contingent on the close of the Transaction. If the new trustee is elected and serves on the Janus Board, the Janus Board composition would continue to satisfy the provisions of Section 15(f).

To meet the second condition of Section 15(f), an “unfair burden” must not be imposed upon the investment company as a result of such transaction or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” is defined in Section 15(f) to include any arrangement during the two-year period after the transaction, whereby the investment adviser, or any interested person of such adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for such investment company).

Janus represented that it does not believe that an “unfair burden” will be placed on the Funds as a result of the Parent Company Transaction. In furtherance thereof, Janus has undertaken to pay the costs of preparing and distributing proxy materials to, and of holding the Meetings of, the Funds’ shareholders, as well as other fees and expenses in connection with the Parent Company Transaction, including the reasonable fees and expenses of legal counsel and consultants to the Funds and the Janus Trustees. In addition, Janus has agreed, for a period of two years following the closing of the Parent Company Transaction, (i) not to request any increases to advisory fees for the Funds, other than those proposed to and approved by the Janus Board prior to the close of the Parent Company Transaction, and (ii) to continue to use the current process by which expense caps are set annually for the Funds.

As a result of its review and consideration of the New Advisory Agreement in connection with the Parent Company Transaction, at a meeting on December 8, 2016, the Janus Board voted unanimously to approve the New Advisory Agreement for the Janus Target and to recommend such agreement to the Janus Target’s shareholders for their approval.

PROPOSAL 3 – APPROVAL OF A NEW INVESTMENT SUB-ADVISORY AGREEMENT WITH THE HENDERSON SUB-ADVISER

Background

The Janus Adviser has evaluated the capabilities of the Janus Adviser, the existing Sub-adviser and the enhanced capabilities of Janus Henderson upon the closing of the Parent Company Transaction. With respect to the Janus Target, in the event the Janus Plan is not approved or the Janus Merger is not completed, or is delayed, the Janus Adviser and the Janus Board have determined that it would be in the best interest of the Janus Target to draw upon the combined resources of Janus Henderson following the Parent Company Transaction by appointing the Henderson Sub-adviser as sub-adviser to the Janus Target. If the Henderson Merger is completed, the Henderson Sub-adviser will also be the sub-adviser to the Acquiring Fund.

If approved, the Henderson Sub-adviser would replace the Janus Sub-adviser as the Janus Target’s sub-adviser. The Henderson Sub-adviser is an SEC registered investment adviser and is an indirect, wholly-owned subsidiary of Henderson and serves as investment sub-adviser to several mutual funds offered by Henderson, including the Henderson Target.

No changes to the investment objective, policies or restrictions of the Janus Target are anticipated in connection with the change of sub-adviser. The Henderson Sub-adviser may determine to purchase or sell securities of the Janus Target which would result in the Janus Target incurring brokerage commissions, transaction costs or similar expenses that it otherwise may not have incurred if the Henderson Sub-adviser were not serving as sub-adviser to the Janus Target.

Portfolio Management

If the Henderson Sub-adviser is approved as sub-adviser to the Janus Target, Glen Finegan, Head of Emerging Markets Equities of the Henderson Sub-adviser, and Michael Cahoon, Portfolio Manager of the Henderson Target, would serve as the Janus Target’s portfolio manager.

Glen Finegan joined Henderson in 2015 and has over 16 years of investment management experience. Prior to joining Henderson, most recently, Mr. Finegan was a senior portfolio manager at First State Stewart (formerly First State Investments) covering global emerging market all capitalization equity strategies where he managed a total of $13 billion. While at First State, Glen was based in Edinburgh between 2001 and 2011, and in October 2011 he relocated to Singapore. Before joining First State Stewart in 2001, Glen spent three years working as a geophysicist within the oil and gas industry. Glen has both an MSc in Oceanography and a BEng (Hons) in Civil Engineering from the University of Southampton.

Michael Cahoon began his career in the investment industry in 2011 and is based in Edinburgh. Prior to joining Henderson in 2015, Mr. Cahoon was an analyst at emerging markets specialist asset manager, Ashmore Group. While there he served as a member of the Frontier markets team covering Africa, global metals and mining. Mr. Cahoon graduated with honors from the University of Massachusetts, Amherst with a Bachelor’s degree in Business Administration in Finance and Operations Management with a dual concentration in Legal Studies.

The Proposal

In connection with the Parent Company Transaction, the Janus Board met at a series of meetings, including meetings of the full Janus Board and meetings of certain committees thereof, commencing with an in person meeting of the Janus Board on October 19, 2016 and concluding with an in person meeting of the Janus Board on December 8, 2016, for purposes of, among other things, considering whether it would be in the best interests of the Janus Target to approve a sub-advisory agreement between the Janus Adviser and the Henderson Sub-adviser (the “HIML Sub-Advisory Agreement”). For additional information regarding the Janus Board’s consideration of the HIML Sub-Advisory Agreement, see “Janus Board Considerations” after this proposal. The form of the HIML Sub-Advisory Agreement is attached hereto as Appendix G.

The 1940 Act requires that the HIML Sub-Advisory Agreement be approved by the Janus Target’s shareholders in order for it to become effective. At the December 8, 2016 Janus Board meeting, and for the reasons discussed below (see “Janus Board Considerations” after this proposal), the Janus Board, including the Independent Trustees, unanimously approved the HIML Sub-Advisory Agreement on behalf of the Janus Target and unanimously recommended approval of the HIML Sub-Advisory Agreement by shareholders.

Summary of Terms of HIML Sub-Advisory Agreement

The Janus Sub-adviser currently serves as sub-adviser to the Janus Target pursuant to the current sub-advisory agreement for the Janus Target between the Janus Adviser and the Janus Sub-Adviser (the “Current Janus Singapore Sub-Advisory Agreement”). If approved, the Henderson Sub-adviser would replace the Janus Sub-adviser as the Janus Target’s sub-adviser.

Except as noted below, the terms of the HIML Sub-Advisory Agreement are substantially similar to those of the Current Janus Singapore Sub-Advisory Agreement for the Fund.

If approved by shareholders of the Janus Target, the HIML Sub-Advisory Agreement will have an initial term through February 1, 2019 and will continue in effect from year to year thereafter if such continuance is approved for the Janus Target at least annually in the manner required by the 1940 Act and the rules and regulations thereunder.

Below is a summary of certain terms of the HIML Sub-Advisory Agreement.

Sub-Advisory Services. The HIML Sub-Advisory Agreement provides that the Henderson Sub-adviser shall manage the investment operation of the Janus Target and the composition of its investment portfolio, shall determine without prior consultation with the Janus Trust or the Janus Adviser, what securities and other assets of the Janus Target will be acquired, held, disposed of or loaned, and place orders or direct the Janus Adviser to place orders, for the purchase or sale of such securities or other assets with brokers, dealers or others, all in conformity with the investment objectives, policies and restrictions and the other statements concerning the Janus Target in the Janus Trust’s Amended and Restated Agreement and Declaration of Trust, as then in effect, the Janus Trust’s Amended and Restated Bylaws, as then in effect, and the registration statements of the Janus Trust, and to provisions of the Code, as applicable to the Janus Target as a regulated investment company. The Henderson Sub-adviser shall cause its officers to attend meetings and furnish oral and written reports, as the Janus Target may reasonably require, in order to keep the Trustees and appropriate officers of the Janus Target fully informed as to the condition of the investment portfolio of the Janus Target. Additionally, the Henderson Sub-adviser shall furnish reports as may be reasonably requested by the Janus Board or the Janus Adviser, including, but not limited to reports relating to the valuation of the Janus Target’s assets.

Fees. Under the HIML Sub-Advisory Agreement, the Janus Adviser will pay the Henderson Sub-adviser a portfolio management fee out of the investment advisory fee it receives from the Fund. Under the HIML Sub-Advisory Agreement, the Janus Adviser will pay the Henderson Sub-adviser a fee equal to fifty percent of the investment advisory fee paid by the Janus Target to the Janus Adviser (net of any performance fee adjustments, reimbursement of expenses incurred or fees waived by the Janus Adviser). As a result, the sub-advisory fee paid by the Janus Adviser to Henderson Sub-adviser will adjust up or down based on the Janus Target’s performance relative to its benchmark index over the performance measurement period.]

There will be no change to the advisory fee rate paid by the Janus Target to the Janus Adviser in connection with the appointment of the Henderson Sub-adviser as sub-adviser.

Payment of Expenses. Under the HIML Sub-Advisory Agreement, the Henderson Sub-adviser agrees to pay its own costs and expenses incurred in rendering its services.

Limitation on Liability. The HIML Sub-Advisory Agreement provides that the Henderson Sub-adviser will not be liable for, and the Adviser will not take any action against the Henderson Sub-adviser to hold the Henderson Sub-adviser liable for, any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Janus Target except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the agreement and except to the extent otherwise provided by law.

Continuance. The HIML Sub-Advisory Agreement will have an initial term until February 1, 2019, and will continue thereafter for successive one-year periods thereafter, if such continuance is specifically approved at least annually by (a) the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on the terms of such renewal, and (b) either the Trustees of the Janus Trust or the affirmative vote of a majority of the outstanding voting securities of the Janus Target.

Termination. The HIML Sub-Advisory Agreement provides that the agreement may be terminated at any time, without penalty, by the Board, or by the shareholders of the Fund acting by vote of at least a majority of its outstanding voting securities, provided in either case that sixty (60) days’ advance written notice of termination be given to the Henderson Sub-adviser at its principal place of business. Further, the HIML Sub-Advisory Agreement provides that the agreement may be terminated (i) by the Janus Adviser at any time, without penalty, by giving sixty (60) days’ advance written notice of termination to the Henderson Sub-adviser; (ii) by the Henderson Sub-adviser at any time, without penalty, by giving ninety (90) days’ advance notice to the Janus Adviser and the Janus Target, unless the Janus Adviser or the Janus Target requests additional time to find a replacement for the Henderson Sub-adviser, in which case the Henderson Sub-adviser shall allow the additional time requested by the Janus Adviser or the Janus Target not to exceed ninety (90) days’ beyond the initial 90 days’ notice period unless otherwise agreed to by the Janus Adviser, the Janus Target and the Henderson Sub-adviser; or (iii) by the Janus Adviser or the Janus Target without advance notice if the Henderson Sub-adviser becomes unable to discharge its duties and obligations under the agreement. In addition, the HIML Sub-Advisory Agreement shall terminate, without penalty, upon termination of the New Advisory Agreement of the Janus Target.

Information about the Henderson Sub-adviser

The Henderson Sub-adviser is an SEC registered investment adviser and is an indirect, wholly-owned subsidiary of Henderson. As a global money manager, the Henderson Sub-adviser and its affiliates (“Henderson Global Investors”) provide a full spectrum of investment products and services to institutions and individuals around the world. Henderson Global Investors has been managing assets for clients since 1934. Henderson Global Investors is a multi-skill, multi-asset management business with a worldwide distribution network. The business address of the Henderson Sub-adviser is 201 Bishopsgate, London UK EC2M 3AE.

Certain information regarding the executive officer and directors of the Henderson Sub-adviser is set forth in Appendix J.

Additional Information

Shareholders of the Janus Target are being asked to approve both the New Janus Singapore Sub-Advisory Agreement with the Janus Target’s current sub-adviser, the Janus Sub-adviser, and the HIML Sub-Advisory Agreement with the Henderson Sub-adviser. If both the New Janus Singapore Sub-Advisory Agreement and the HIML Sub-Advisory Agreement are approved or only the HIML Sub-Advisory Agreement is approved, then the Henderson Sub-adviser will become the sub-adviser to the Janus Target following the closing of the Parent Company Transaction. If only the New Janus Singapore Sub-Advisory Agreement is approved, the Janus Sub-adviser will continue to the serve as sub-adviser to the Janus Target following the closing of the Parent Company Transaction. If neither the New Janus Singapore Sub-Advisory Agreement nor the HIML Sub-Advisory Agreement is approved, the Janus Sub-adviser will continue to serve as sub-adviser under an Interim Sub-Advisory Agreement. In the event that the Parent Company Transaction does not, for any reason, occur, the Current Janus Singapore Sub-Advisory Agreement for the Fund will continue in effect in accordance with its terms.

Shareholder Approval

To become effective, the HIML Sub-Advisory Agreement must be approved by a 1940 Act Majority (as defined herein) of the Janus Target, with all classes of shares voting together as a single class. For purposes of determining the approval of the HIML Sub-Advisory Agreement, abstentions and broker non-votes will have the same effect as shares voted against the proposal.

The proposal will only take effect upon the closing of the Parent Company Transaction, which is conditioned upon obtaining the approval of new investment advisory agreements by shareholders of Janus funds representing a specified percentage of assets under management and if the Janus Merger is not completed or is delayed until after the Parent Company Closing.

The Janus Board unanimously recommends that shareholders of the Janus Target vote FOR approval of the HIML Sub-Advisory Agreement.

JANUS BOARD CONSIDERATIONS

New Sub-Advisory Agreement with the Henderson Sub-adviser

The Janus Adviser met with the Janus Trustees on November 7-8 2016, and December 7-8, 2016, to discuss the HIML Sub-Advisory Agreement. At the meetings, the Trustees also discussed the HIML Sub-Advisory Agreement with their independent counsel in executive session. During the course of these meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations. In addition, at prior meetings and during the course of these meetings the Board also undertook a comprehensive process to evaluate the impact of the Parent Company Transaction on the nature, quality and extent of services expected to be provided by the Adviser and HIML to the Janus Target, including after the completion of the Parent Company Transaction. For a fuller discussion of the Board’s consideration of the approval of a new investment advisory agreement for the Janus Target in connection with the Parent Company Transaction, see proposal 2 beginning at page [55].

At a meeting of the Board of Trustees held on December 8, 2016, the Trustees considered the HIML Sub-Advisory Agreement. In determining whether to approve the HIML Sub-Advisory Agreement, and whether to recommend approval to the shareholders of the Janus Target, the Board received information and made inquiries into all matters as it deemed appropriate. The Board reviewed and analyzed various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive:

•	the terms of the HIML Sub-Advisory Agreement;
•	the nature, quality and extent of services expected to be provided under the HIML Sub-Advisory Agreement, including the reputation, qualifications and background of HIML and its operational and compliance infrastructures;
•	the investment approach, the experience and skills of senior management and investment personnel of HIML, including the portfolio manager who would be responsible for managing the portfolio of the Janus Target, noting the resources made available to such personnel;
•	the ability of HIML to attract and retain high-quality personnel and the organizational depth of HIML;
•	the sub-advisory fee rate under the HIML Sub-Advisory Agreement, as well as the overall management fee structure of the Janus Target, noting that the sub-advisory fee rate is consistent with the approach utilized in the Janus Funds complex for other sub-advisory relationships;
•	under the Sub-Advisory Agreement, the Janus Adviser would be responsible for paying HIML out of its fees;
•	the fall out benefits to HIML and its affiliates from its relationship with the Janus Target, including the potential benefits to HIML and its affiliates and the Janus Target of receiving research services from broker/dealer firms in connection with the allocation of portfolio transactions to such firms;
•	the potential for economies of scale with respect to the overall fee structure of the Janus Target and whether the Fund will benefit from any economies of scale; and
•	the costs of the seeking approval of the HIML Sub-Advisory Agreement will not be borne by the Janus Target.

As a result of its review and consideration of the HIML Sub-Advisory Agreement and related matters, on December 8, 2016, the Board voted unanimously to approve the HIML Sub-Advisory Agreement and to recommend such agreement to the Janus Target’s shareholders for their approval.

PROPOSAL 4 – APPROVAL OF A NEW INVESTMENT SUB-ADVISORY AGREEMENT WITH THE JANUS SUB-ADVISER

Background

The Janus Adviser has entered into an investment sub-advisory agreement, dated August 20, 2012 (the “Current Janus Singapore Sub-Advisory Agreement”) with the Janus Sub-adviser, an indirect wholly-owned subsidiary of Janus, to manage the assets of the Janus Target. The Current Janus Singapore Sub-Advisory Agreement was last approved by shareholders on [                ] and approved for continuance by the Janus Board on December 9, 2015.

The Proposal

As with the Current Advisory Agreement, the Current Janus Singapore Sub-Advisory Agreement, as required by Section 15 of the 1940 Act, provides for its automatic termination in the event of its assignment. Janus Singapore is a direct wholly-owned subsidiary of the Janus Adviser. Therefore, the consummation of the Parent Company Transaction may be deemed an “assignment” of the Current Janus Singapore Sub-Advisory Agreement. In addition, the Current Janus Singapore Sub-Advisory Agreement provides that it will terminate upon the termination of the Current Advisory Agreement with respect to the Janus Target. As a result, the consummation of the Parent Company Transaction would result in the termination of the Current Janus Singapore Sub-Advisory Agreement.

In connection with the Parent Company Transaction, the Janus Board met at a series of meetings, including meetings of the full Janus Board and meetings of certain committees thereof, commencing with an in person meeting of the Janus Board on October 19, 2016 and concluding with an in person meeting of the Janus Board on December 8, 2016, for purposes of, among other things, considering whether it would be in the best interests of the Janus Target to approve a new investment advisory agreement between the Janus Target and the Janus Adviser and a new sub-advisory agreement between the Janus Adviser and the Janus Sub-adviser (the “New Janus Singapore Sub-Advisory Agreement”). For additional information regarding the Janus Board’s consideration of the New Sub-Advisory Agreement, see “Janus Board Considerations” after proposal 2 in this Joint Proxy Statement/Prospectus, as the Janus Board’s considerations regarding each of these new agreements addressed substantially the same matters. The form of the New Janus Singapore Sub-Advisory Agreement is attached hereto as Appendix H.

The 1940 Act requires that the New Janus Singapore Sub-Advisory Agreement be approved by the Janus Target’s shareholders in order for it to become effective. At the December 8, 2016 Janus Board meeting, and for the reasons discussed below and under “Janus Board Considerations” after proposal 2 in this Joint Proxy Statement/Prospectus, the Janus Board, including the Independent Trustees, unanimously approved the New Janus Singapore Sub-Advisory Agreement on behalf of the Janus Target and unanimously recommended approval of the New Janus Singapore Sub-Advisory Agreement by shareholders.

Because the New Janus Singapore Sub-Advisory Agreement, like the Current Janus Singapore Sub-Advisory Agreement, is between the Janus Adviser and the Janus Sub-adviser, the Janus Target’s New Sub-Advisory Agreement will not take effect until the New Advisory Agreement for such Fund has been approved by shareholders.

Comparison of the Current Janus Singapore Sub-Advisory Agreement and the New Janus Singapore Sub-Advisory Agreement

The terms of the New Janus Singapore Sub-Advisory Agreement, including fees payable to the Janus Sub-adviser by the Janus Adviser thereunder, are the same as or substantially identical to those of the Current Janus Singapore Sub-Advisory Agreement. There is no change in the fee rate payable by the Janus Adviser to the Janus Sub-adviser. If approved by shareholders of the Janus Target, the New Janus Singapore Sub-Advisory Agreement for the Janus Target will have an initial term through February 1, 2018 and will continue in effect from year to year thereafter if such continuance is approved for the Janus Target at least annually in the manner required by the 1940 Act and the rules and regulations thereunder. Below is a comparison of certain terms of the Current Janus Singapore Sub-Advisory Agreement to the terms of the New Janus Singapore Sub-Advisory Agreement.

Sub-Advisory Services. The sub-advisory services provided by the Janus Sub-adviser to the Janus Target under the Janus Singapore New Sub-Advisory Agreements and to be provided under the Current Janus Singapore Sub-Advisory Agreement are the same. Both the Current Janus Singapore Sub-Advisory Agreement and New Janus Singapore Sub-Advisory Agreement provide that the Janus Sub-adviser shall manage the investment operation of the Janus Target and the composition of its investment portfolio, shall determine without prior consultation with the Janus Trust or the Janus Adviser, what securities and other assets of the Janus Target will be acquired, held, disposed of or loaned, and place orders or direct the Janus Adviser to place orders, for the purchase or sale of such securities or other assets with brokers, dealers or others, all in conformity with the investment objectives, policies and restrictions and the other statements concerning the Janus Target in the Janus Trust’s Amended and Restated Agreement and Declaration of Trust, as then in effect, the Janus Trust’s Amended and Restated Bylaws, as then in effect, and the registration statements of the Janus Trust, and to provisions of the Code, as applicable to the Janus Target as a regulated investment company. The Janus Sub-adviser shall cause its officers to attend meetings and furnish oral and written reports, as the Janus Target may reasonably require, in order to keep the Trustees and appropriate officers of the Janus Target fully informed as to the condition of the investment portfolio of the Janus Target. Additionally, the Janus Sub-adviser shall furnish reports as may be reasonably requested by the Janus Board or the Janus Adviser, including, but not limited to reports relating to the valuation of the Target Fund’s assets.

Fees. Under both the Current Janus Singapore Sub-Advisory Agreement and New Janus Singapore Sub-Advisory Agreement, the Janus Adviser pays the Janus Sub-adviser a sub-advisory fee out of the investment advisory fee it receives from the Janus Target. The rate of the sub-advisory fees payable by the Janus Adviser to the Janus Sub-adviser under the New Janus Singapore Sub-Advisory Agreement is identical to the rate of the fees paid under the Current Janus Singapore Sub-Advisory Agreement. Under the Current Janus Singapore Sub-Advisory Agreement and the New Janus Singapore Sub-Advisory Agreement, the Janus Adviser pays a sub-advisory fee equal to one third of the advisory fee payable to the Janus Adviser from the Janus Target (net of any performance fee adjustment, reimbursement of expenses incurred or fees waived by the Janus Adviser). The annual fee rate paid to the Janus Sub-adviser fluctuates up or down based on the fee adjustment to the investment advisory fee rate paid by the Janus Target to the Janus Adviser, which is determined based on the Janus Target’s performance relative to its benchmark index. During the Janus Target’s fiscal year ended September 30, 2016, the Janus Adviser paid the Janus Sub-adviser an investment sub-advisory fee of $190,388.

Payment of Expenses. Under the Current Janus Singapore Sub-Advisory Agreement and New Janus Singapore Sub-Advisory Agreement, the Janus Sub-adviser agrees to pay its own costs and expenses incurred in rendering its services.

Limitation on Liability. The Current Janus Singapore Sub-Advisory Agreement and New Janus Singapore Sub-Advisory Agreement provide that the Janus Sub-adviser will not be liable for, and the Janus Adviser will not take any action against the Janus Sub-adviser to hold the Janus Sub-adviser liable for, any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Janus Target except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the agreement and except to the extent otherwise provided by law.

Continuance. The Current Janus Singapore Sub-Advisory Agreement continues in effect for successive one-year periods thereafter, if such continuance is approved in the manner required by the 1940 Act. The New Janus Singapore Sub-Advisory Agreement will have an initial term until February 1, 2018, and will continue thereafter for successive one-year periods if approved annually in the same manner required under the Current Janus Singapore Sub-Advisory Agreement.

Termination. The Current Janus Singapore Sub-Advisory Agreement and New Janus Singapore Sub-Advisory Agreement provide that the agreement may be terminated at any time, without penalty, by the Janus Board, or by the shareholders of the Janus Target acting by vote of at least a majority of its outstanding voting securities, provided in either case that sixty (60) days’ advance written notice of termination be given to the Janus Sub-adviser at its principal place of business. Further, the Current Janus Singapore Sub-Advisory Agreement and New Janus Singapore Sub-Advisory Agreement provide that the agreement may be terminated (i) by the Janus Adviser at any time, without penalty, by giving sixty (60) days’ advance written notice of termination to the Janus Sub-adviser; (ii) by the Janus Sub-adviser at any time, without penalty, by giving ninety (90) days’ advance notice to the Janus Adviser and the Janus Target, unless the Janus Adviser or the Janus Target requests additional time to find a replacement for the Janus Sub-adviser, in which case the Janus Sub-adviser shall allow the additional time requested by the Janus Adviser or the Janus Target not to exceed ninety (90) days’ beyond the initial 90 days’ notice period unless otherwise agreed to by the Janus Adviser, the Janus Target and the Janus Sub-adviser; or (iii) by the Janus Adviser or the Janus Target without advance notice if the Janus Sub-adviser becomes unable to discharge its duties and obligations under the agreement. In addition, the Current Janus Singapore Sub-Advisory Agreement and New Janus Singapore Sub-Advisory Agreement shall terminate, without penalty, upon termination of the Current Advisory Agreement or New Advisory Agreement, as applicable, of the Janus Target.

Interim Sub-Advisory Agreements

In the event shareholders of the Janus Target do not approve the Plan, the Janus Target’s New Advisory Agreement and/or New Janus Singapore Sub-Advisory Agreement at the Janus Meeting prior to the closing of the Parent Company Transaction, an interim sub-advisory agreement between the Janus Adviser and the Janus Sub-adviser (the “Interim Sub-Advisory Agreement”) will take effect upon the closing of the Parent Company Transaction. At the December 8, 2016 meeting, the Janus Board, including the Independent Trustees, unanimously approved an Interim Sub-Advisory Agreement for the Janus Target in order to assure continuity of sub-advisory services to the sub-advised Funds after the Transaction. The terms of the Interim Sub-Advisory Agreement are substantially identical to those of the Current Janus Singapore Sub-Advisory Agreement and New Janus Singapore Sub-Advisory Agreement, except for the term and escrow provisions described below. The Interim Sub-Advisory Agreement will continue in effect for a term ending on the earlier of 150 days from the closing of the Parent Company Transaction (the “150-day period”) or when shareholders of the Janus Target approve the New Advisory Agreement and New Janus Singapore Sub-Advisory Agreement. Pursuant to Rule 15a-4 under the 1940 Act, compensation earned by the Janus Sub-adviser under the Interim Sub-Advisory Agreement will be held in an interest-bearing escrow account. If shareholders of the Janus Target approve the New Advisory Agreement and New Janus Singapore Sub-Advisory Agreement prior to the end of the 150-day period, the amount held in the escrow account under the Interim Sub-Advisory Agreement will be paid to the Janus Sub-adviser. If shareholders of the Janus Target do not approve the New Advisory Agreement and/or New Janus Singapore Sub-Advisory Agreement prior to the end of the 150-day period, the Janus Board will take such action as it deems to be in the best interests of the Janus Target, and the Janus Sub-adviser will be paid the lesser of its costs incurred in performing its services under the Interim Sub-Advisory Agreement or the total amount in the escrow account, plus interest earned.

Information About the Sub-advisers

The Janus Sub-adviser, #36-02 AXA Tower, 8 Shenton Way, Singapore 068811, has been in the investment advisory business since 2011. The Janus Sub-adviser is an indirect wholly-owned subsidiary of Janus.

Additional Information. Certain information regarding the executive officers and directors of the Janus Sub-Adviser is set forth in Appendix J.

Shareholder Approval

To become effective with respect to the Janus Target, the New Janus Singapore Sub-Advisory Agreement must be approved by a 1940 Act Majority (as defined herein) of the Janus Target, with all classes of shares voting together as a single class. For purposes of determining the approval of the New Janus Singapore Sub-Advisory Agreement, abstentions and broker non-votes will have the same effect as shares voted against the proposal.

The proposal will only take effect upon the closing of the Parent Company Transaction, which is conditioned upon obtaining the approval by shareholders of Janus funds representing a specified percentage of assets under management. Further, the proposal will only take effect if the Merger of the Janus Target into the Acquiring Fund is not completed or is delayed until after the Parent Company Closing and if shareholders do not approve the investment sub-advisory agreement between the Janus Adviser and the Henderson Sub-adviser described in proposal 3.

In the event that the Parent Company Transaction does not, for any reason, occur, the Current Janus Singapore Sub-Advisory Agreement will continue in effect in accordance with its terms.

The Janus Board unanimously recommends that shareholders of the Janus Target vote FOR approval of the Janus Target’s New Janus Singapore Sub-Advisory Agreement.

PROPOSAL 5 – TRUSTEE ELECTION

Introduction

At the Janus Meeting, shareholders of all of the series of the Janus Trust will be asked to elect an additional individual to the Janus Board of Trustees. Currently, the Janus Board has eight members, each of whom is an Independent Trustee. In connection with the Parent Company Transaction, the Janus Board has sought to increase the size of the Janus Board to nine members and has nominated Diane L. Wallace (the “Trustee Nominee”) to stand for election as a Trustee.

Ms. Wallace was unanimously approved by the Janus Board to stand for election, upon a recommendation from the Janus Board’s Nominating and Governance Committee, a committee consisting entirely of Independent Trustees, and the nomination was approved by all of the current Independent Trustees.

Ms. Wallace currently serves as a trustee of certain mutual funds advised by the Henderson Adviser and would qualify as an Independent Trustee. The Janus Board considered, among other factors, Ms. Wallace’s background and experience in the financial services industry, including with the Henderson funds, and determined that the addition of Ms. Wallace to the Janus Board would provide valuable continuity and enhance the Janus Board’s oversight of the Janus Target following the completion of the Parent Company Transaction. The election by shareholders of Ms. Wallace will provide the Janus Board with flexibility going forward to replace Trustees as needed without the time and expense of unnecessary proxy solicitation.

The persons named as proxies on the enclosed proxy card(s) will vote for the election of the Trustee Nominee named below unless authority to vote for the Trustee Nominee is withheld.

If elected, the Trustee Nominee will serve as a Trustee until the next meeting of the shareholders, if any, called for the purpose of electing all Trustees or until the election and qualification of a successor. If a Trustee sooner dies, resigns, retires (currently expected at the end of calendar year in which the Trustee turns age 75), or is removed as provided in the organizational documents of the Janus Trust, the Janus Board may, in its discretion and subject to the 1940 Act, select another person to fill the vacant position. If the Trustee Nominee should become unavailable for election at the Janus Meeting due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the current Independent Trustees may recommend.

The Janus Target is not required, and does not intend, to hold annual shareholder meetings for the purpose of electing Trustees. Shareholders also have the right to call a meeting to remove a Trustee or to take other action described in the Janus Trust’s organizational documents. Also, if at any time less than a majority of the Trustees holding office have been elected by the Janus Trust’s shareholders, the Trustees then in office will promptly call a shareholder meeting for the purpose of electing one of more Trustees.

The Trustee Nominee and her background are shown on the following pages. This information includes each Trustee’s and the Trustee Nominee’s name, age, principal occupation(s) and other information about each Trustee and the Trustee Nominee’s professional background, including other directorships the Trustee or the Trustee Nominee holds or held, during the past five years. The address of each Trustee and the Trustee Nominee is 151 Detroit Street, Denver, Colorado 80206. Each Trustee serves, and the Trustee Nominee, if so elected will serve, as a trustee of Janus Aspen Series (“JAS”), another registered investment company advised by the Janus Adviser (JAS and the Janus Trust, are collectively referred to herein as the “Janus Funds”). Collectively, the Janus Funds consist of [                    ] series as of December 29, 2016.

Name, Year of Birth, and Position(s) with the Janus Trust	Length of Time Served for the Trust	Number of Funds in Fund Complex Overseen by the Trustee or to be Overseen by Trustee Nominee	Principal Occupation(s) and Other Directorships Held by the Trustee or Trustee Nominee During Past Five Years
TRUSTEE NOMINEE:
Diane L. Wallace Year of Birth: 1958	N/A	0	Independent Trustee, Henderson Global Funds (13 portfolios) (since 2015); Independent Trustee, State Farm Associates’ Funds Trust, State Farm Mutual Fund Trust and State Farm Variable Product Trust (28 portfolios) (since 2013).
INDEPENDENT TRUSTEES:
Alan A. Brown Year of Birth: 1962 Trustee	1/13-Present	[ ]	Executive Vice President, Institutional Markets, of Dividend Capital Group (private equity real estate investment management firm) (since 2012). Formerly, Executive Vice President and Co-Head, Global Private Client Group (2007-2010), Executive Vice President, Mutual Funds (2005-2007), and Chief Marketing Officer (2001-2005) of Nuveen Investments, Inc. (asset management). Director of MotiveQuest LLC (strategic social market research company) (since 2003), and Director of WTTW (PBS affiliate) (since 2003). Formerly, Director of Nuveen Global Investors LLC (2007-2011); Director of Communities in Schools (2004-2010); and Director of Mutual Fund Education Alliance (until 2010).
William D. Cvengros Year of Birth: 1948 Trustee	1/11-Present	[ ]	Managing Member and Chief Executive Officer of SJC Capital, LLC (a personal investment company and consulting firm) (since 2002). Formerly, Venture Partner for The Edgewater Funds (a middle market private equity firm) (2002-2004); Chief Executive Officer and President of PIMCO Advisors Holdings L.P. (a publicly traded investment management firm) (1994-2000); and Chief Investment Officer of Pacific Life Insurance Company (a mutual life insurance and annuity company) (1987-1994). Advisory Board Member, Innovate Partners Emerging Growth and Equity Fund I (early stage venture capital fund) (since 2014) and Managing Trustee of National Retirement Partners Liquidating Trust (since 2013). Formerly, Chairman, National Retirement Partners, Inc. (formerly a network of advisors to 401(k) plans) (2005-2013); Director of Prospect Acquisition Corp. (a special purpose acquisition corporation) (2007-2009); Director of RemedyTemp, Inc. (temporary help services company) (1996-2006); and Trustee of PIMCO Funds Multi-Manager Series (1990-2000) and Pacific Life Variable Life & Annuity Trusts (1987-1994).
Raudline Etienne Year of Birth: 1965 Trustee	6/16-Present	[ ]	Senior Advisor, Albright Stonebridge Group LLC (global strategy firm) (since 2016). Formerly, Senior Vice President (2011-2015), Albright Stonebridge Group LLC; and Deputy Comptroller and Chief Investment Officer, New York State Common Retirement Fund (public pension fund) (2008-2011). Director of Brightwood Capital Advisors, LLC (since 2014).
William F. McCalpin Year of Birth: 1957 Chairman Trustee	1/08-Present 6/02-Present	[ ]	Managing Partner, Impact Investments, Athena Capital Advisors LLC (independent registered investment advisor) (since 2016) and Managing Director, Holos Consulting LLC (provides consulting services to foundations and other nonprofit organizations). Formerly, Chief Executive Officer, Imprint Capital (impact investment firm) (2013-2015) and Executive Vice President and Chief Operating Officer of The Rockefeller Brothers Fund (a private family foundation) (1998-2006). Chairman of the Board and Director of The Investment Fund for Foundations Investment Program (TIP) (consisting of 2 funds), and Director of the F.B. Heron Foundation (a private grant making foundation).

Name, Year of Birth, and Position(s) with the Janus Trust	Length of Time Served for the Trust	Number of Funds in Fund Complex Overseen by the Trustee or to be Overseen by Trustee Nominee	Principal Occupation(s) and Other Directorships Held by the Trustee or Trustee Nominee During Past Five Years
Gary A. Poliner Year of Birth: 1953 Trustee	6/16-Present	[ ]	Retired. Formerly, President (2010-2013) and Executive Vice President and Chief Risk Officer (2009-2012) of Northwestern Mutual Life Insurance Company. Director of MGIC Investment Corporation (private mortgage insurance) (since 2013) and West Bend Mutual Insurance Company (property/casualty insurance) (since 2013). Formerly, Trustee of Northwestern Mutual Life Insurance Company (2010-2013); Chairman and Director of Northwestern Mutual Series Fund, Inc. (2010-2012); and Director of Frank Russell Company (global asset management firm) (2008-2013).
James T. Rothe Year of Birth: 1943 Trustee	1/97-Present	[ ]	Co-founder and Managing Director of Roaring Fork Capital SBIC, L.P. (SBA SBIC fund focusing on private investment in public equity firms), and Professor Emeritus of Business of the University of Colorado, Colorado Springs, CO (since 2004). Formerly, Professor of Business of the University of Colorado (2002-2004), and Distinguished Visiting Professor of Business (2001-2002) of Thunderbird (American Graduate School of International Management), Glendale, AZ. Formerly, Director of Red Robin Gourmet Burgers, Inc. (RRGB) (2004-2014).
William D. Stewart Year of Birth: 1944 Trustee	6/84-Present	[ ]	Retired. Formerly, Corporate Vice President and General Manager of MKS Instruments – HPS Products, Boulder, CO (a manufacturer of vacuum fittings and valves) and PMFC Division, Andover, MA (manufacturing pressure measurement and flow products) (1976-2012).
Linda S. Wolf Year of Birth: 1947 Trustee	11/05-Present	[ ]	Retired. Formerly, Chairman and Chief Executive Officer of Leo Burnett (Worldwide) (advertising agency) (2001-2005). Director of Chicago Community Trust (Regional Community Foundation), Chicago Council on Global Affairs, InnerWorkings (U.S. provider of print procurement solutions to corporate clients), Lurie Children’s Hospital (Chicago, IL), Rehabilitation Institute of Chicago, Walmart, and Wrapports, LLC (digital communications company). Formerly, Director of Chicago Convention & Tourism Bureau (until 2014) and The Field Museum of Natural History (Chicago, IL) (until 2014).

General Information Regarding the Board of Trustees

The Janus Trust is governed by the Janus Board of Trustees, which is responsible for and oversees the management and operations of the Janusu Trust and the Janus Target on behalf of the Janus Target shareholders. Each member of the Janus Board is an Independent Trustee, including the Janus Board’s Chairman. The Janus Board’s responsibilities include, but are not limited to, oversight of the Janus Target’s officers and service providers, including the Janus Adviser, which is responsible for the Janus Trust’s day-to-day operations. The Trustees approve all of the agreements entered into with the Janus Target’s service providers, including the investment management agreements with the Janus Adviser. The Trustees are also responsible for determining or changing the Janus Target’s investment objectives, policies, and available investment techniques, as well as for overseeing the Janus Target’s Chief Compliance Officer. In carrying out these responsibilities, the Trustees are assisted by the Janus Trust’s independent auditor (who reports directly to the Janus Trust’s Audit Committee), independent counsel, an independent fee consultant, and other specialists as appropriate, all of whom are selected by the Trustees. The Trustees also meet regularly with and without representatives of the Janus Adviser or its affiliates present.

The Trustees discharge their responsibilities collectively as the Janus Board, as well as through Janus Board committees, each of which operates pursuant to a Board-approved charter that delineates the specific responsibilities of that committee. For example, the Janus Board as a whole is responsible for oversight of the annual process by which the Janus Board considers and approves the Janus Target’s investment advisory agreement with the Janus Adviser, but specific matters related to oversight of the Janus Target’s independent auditors have been delegated by the Janus Board to its Audit Committee, subject to approval of the Audit Committee’s recommendations by the Janus Board. The members and responsibilities of each Janus Board committee are summarized below. In addition to serving on certain committees, the Chairman of the Janus Board (“Janus Board Chairman”) is responsible for presiding at all meetings of the Janus Board, and has other duties as may be assigned by the

Trustees from time to time. The Janus Board Chairman also serves as the Janus Board’s liaison to the Janus Adviser with respect to all matters related to the Janus Target that are not otherwise delegated to the chair of a Board committee. The Janus Board has determined that this leadership structure is appropriate based on (1) the number of funds overseen and the various investment objectives of those funds; (2) the manner in which the funds’ shares are marketed and distributed; and (3) the responsibilities entrusted to the Janus Adviser and its affiliates to oversee the Janus Trust’s day-to-day operations, including the management of the Janus Target’s portfolio and the distribution of Fund shares. On an annual basis, the Janus Board conducts a self-evaluation that considers, among other matters, whether the Janus Board and its committees are functioning effectively and whether, given the size and composition of the Janus Board and each of its committees, the Trustees are able to oversee effectively the number of Janus funds in the complex.

There were [            ] regular meetings and [            ] special meetings of the Trustees held during the previous 12 months ended December 31, 2016. Each Trustee attended all of these meetings with few exceptions during that 12-month period. Since the Janus Trust is not required to convene annual shareholder meetings, there is no policy requiring Trustee attendance at such meetings.

Committees of the Board of Trustees

The Janus Board of Trustees has six standing committees that perform specialized functions: an Audit Committee, a Brokerage Committee, an Investment Oversight Committee, a Legal and Regulatory Committee, a Nominating and Governance Committee, and a Pricing Committee. Each committee is comprised entirely of Independent Trustees and has a written charter that delineates its duties and powers. Each committee reviews and evaluates matters as specified in its charter and makes recommendations to the Trustees as it deems appropriate. Each committee may utilize the resources of counsel to the Independent Trustees and the Janus Trust, independent auditors and other experts. The committees normally meet in conjunction with regular meetings of the Trustees but may convene at other times (in person or by telephone) as deemed appropriate or necessary. The membership and chairperson of each committee is appointed by the Trustees upon recommendation of the Janus Trust’s Nominating and Governance Committee.

Audit Committee. The Audit Committee reviews the Janus Trust’s financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, Form N-CSR filings, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation and oversight of the Janus Trust’s independent auditor, which performs the audits of the Janus Target’s financial statements, and pre-approval of all audit and non-audit services. The Committee receives annual representations from the Janus Trust’s independent auditor as to its independence. Currently, the members of the Audit Committee are: William D. Cvengros (Chair), Gary A. Poliner, and William D. Stewart. The Committee held [            ] meetings during the 12 months ended December 31, 2016.

Brokerage Committee. The Brokerage Committee reviews and makes recommendations regarding matters related to the Janus Trust’s use of brokerage commissions and placement of Fund portfolio transactions. Currently, the members of the Brokerage Committee are: Alan A. Brown (Chair), James T. Rothe, and William D. Stewart. The Committee held [            ] meetings during the 12 months ended December 31, 2016.

Investment Oversight Committee. The Investment Oversight Committee oversees the investment activities of the Janus Target. The Committee meets regularly with investment personnel at the Janus Adviser and sub-advisers to review the investment performance and strategies of the Janus Target in light of their stated investment objectives and policies. The Committee reviews various matters related to the operations of the Janus Trust’s money market funds, including compliance with the Janus Trust’s Money Market Fund Procedures and Rule 2a-7 under the 1940 Act. Currently, the members of the Investment Oversight Committee are: William F. McCalpin (Chair), Alan A. Brown, William D. Cvengros, Raudline Etienne, Gary A. Poliner, James T. Rothe, William D. Stewart, and Linda S. Wolf. Mr. Cvengros serves as the Lead Trustee for money market matters. The Committee held [            ] meetings during the 12 months ended December 31, 2016.

Legal and Regulatory Committee. The Legal and Regulatory Committee oversees compliance with various procedures adopted by the Janus Trust, reviews certain regulatory filings made with the SEC, and oversees, among other matters, the implementation and administration of the Janus Trust’s Proxy Voting Guidelines. Currently, the members of the Legal and Regulatory Committee are: Linda S. Wolf (Chair), Alan A. Brown, William F. McCalpin, and Gary A. Poliner. The Committee held [            ] meetings during the 12 months ended December 31, 2016.

Nominating and Governance Committee. The Nominating and Governance Committee identifies and recommends individuals for Trustee membership, consults with Fund officers and the Janus Board Chairman in planning Trustee meetings, and oversees the administration of, and ensures compliance with, the Governance Procedures and Guidelines adopted by the

Trustees, which includes review of, and proposed changes to, Trustee compensation. In addition, the Nominating and Governance Committee leads the Trustees’ annual self-assessment process. Currently, the members of the Nominating and Governance Committee are: James T. Rothe (Chair), William F. McCalpin, and Linda S. Wolf. The Committee held [            ] meetings during the 12 months ended December 31, 2016.

Pricing Committee. The Pricing Committee determines the fair value of restricted and other securities for which market quotations are not readily available, or that are deemed not to be reliable, pursuant to procedures adopted by the Janus Board. The Committee also reviews other matters related to pricing the Janus Target’s securities. Currently, the members of the Pricing Committee are: William D. Stewart (Chair), Raudline Etienne, James T. Rothe, and Linda S. Wolf. The Committee held [            ] meetings during the 12 months ended December 31, 2016.

Process for Identifying and Evaluating Trustee Nominees and Nominee Qualifications

The Nominating and Governance Committee of the Janus Board is responsible for identifying and nominating candidates for appointment as Trustees. As stated in the Committee’s charter, (1) the principal criterion for selection of candidates for the Janus Board is the candidate’s ability to contribute to the overall functioning of the Janus Board and to carry out the responsibilities of a Trustee, and (2) the Trustees should, collectively, represent a broad cross section of backgrounds, functional disciplines, and experience. In considering a potential candidate’s qualifications to serve as a Trustee, the Committee may also take into account a variety of other diverse criteria, including, but not limited to (i) knowledge of the investment company industry; (ii) relevant experience; (iii) educational background; (iv) reputation for high ethical standards and personal and professional integrity; (v) financial, technical or other expertise; (vi) time commitment to the performance of duties of a Trustee; (vii) stature commensurate with the responsibility of representing the Target Fund shareholders; and (viii) if a candidate is nominated for an Independent Trustee position, that the person meets the independence criteria established by the 1940 Act and the Governance Procedures and Guidelines adopted by the Janus Board.

Consistent with the Janus Trust’s organizational documents and procedures adopted by the Committee, the Committee will consider Trustee nominations made by shareholders. Shareholders of the Janus Target may submit names of potential candidates for consideration by the Committee by submitting their recommendations to the Janus Trust’s Secretary, at the address of the principal executive office of the Janus Trust, in accordance with procedures adopted by the Committee. A copy of such procedures is included as Appendix 1 to the Nominating and Governance Committee Charter attached to this Joint Proxy Statement/Prospectus as Appendix L.

The Committee may use any process it deems appropriate for identifying and evaluating candidates for service as a Trustee, which may include, without limitation, personal interviews, background checks, written submissions by the candidates, third party references and the use of consultants, including professional recruiting firms, which the Committee utilized to assist its efforts to identify and evaluate potential nominees during its most recent search. The Committee will evaluate nominees for a particular vacancy using the same process regardless of whether the nominee is submitted by a Janus Target shareholder or identified by some other means. On an annual basis, the Janus Board conducts a self-evaluation that considers, among other matters, the contributions of individual Trustees, whether the Janus Board has an appropriate size and the right mix of characteristics, experiences and skills, and whether the age distribution and diversity among the Trustees is appropriate.

After completion of its process to identify and evaluate Trustee nominees, and after giving due consideration to all factors it deemed appropriate, the Committee approved for nomination, and recommended that the Trustees approve for nomination, the Trustee Nominee identified herein. The Committee believes that if elected, the Trustee Nominee qualifies to serve as an Independent Trustee. The Trustee Nominee’s background is detailed above.

The Committee and the Trustees considered the totality of the information available to them, and took into account the specific experience, qualifications, attributes or skills discussed below to conclude that each Trustee and Trustee Nominee should serve as a Trustee, in light of the Janus Trust’s business and structure. In reaching these conclusions, the Committee and the Trustees, in the exercise of their reasonable business judgment, evaluated each Trustee and the Trustee Nominee based on the criteria described above, and reviewed the specific experience, qualifications, attributes or skills that each Trustee and the Trustee Nominee presented, none of which by itself was considered dispositive.

Trustee Nominee

Diane L. Wallace: Service as Independent Trustee of Henderson Global Funds and other leading investment management firms, and as Chief Operating Officer, Senior Vice President of Operations, Treasurer, and Chief Financial Officer of a leading investment management firm.

Independent Trustees

Alan A. Brown: Service as Executive Vice President and as Chief Marketing Officer of a leading investment management firm, a corporate and fund director, and as an executive with a private equity real estate investment management firm, and a Fund Independent Trustee since 2013.

William D. Cvengros: Service as Chief Executive Officer and President of a leading publicly traded investment management firm, Chief Investment Officer of a major life insurance company, a corporate and fund director, and in various capacities with private investment firms, and a Fund Independent Trustee since 2011.

Raudline Etienne: Service as Deputy Controller and Chief Investment Officer of a large public pension fund and Senior Vice President and Senior Adviser to a global strategy firm, and a Fund Independent Trustee since 2016.

William F. McCalpin: Service as Chief Operating Officer of a large private family foundation, Chairman and Director of an unaffiliated fund complex, and a Fund Independent Trustee since 2002 and Independent Chairman of the Board of Trustees since 2008.

Gary A. Poliner: Service as President, and Vice President and Chief Risk Officer, of a large life insurance company, a director of private companies, service as director and Chairman and Director of unaffiliated fund complexes, and a Fund Independent Trustee since 2016.

James T. Rothe: Co-founder and Managing Director of a private investment firm, former business school professor, service as a corporate director, and a Fund Independent Trustee since 1997.

William D. Stewart: Service as a corporate vice president of a NASDAQ-listed industrial manufacturer and a Fund Independent Trustee since 1984.

Linda S. Wolf: Service as Chairman and Chief Executive Officer of a global advertising firm, service on multiple corporate and nonprofit boards, and a Fund Independent Trustee since 2005.

Board Oversight of Risk Management

The Janus Adviser, as part of its responsibilities for the day-to-day operations of the Janus Target, is responsible for day-to-day risk management for the Janus Target. The Janus Board, as part of its overall oversight responsibilities for the Janus Target’s operations, oversees the Janus Adviser’s risk management efforts with respect to the Janus Target. In the exercise of its reasonable business judgment, the Janus Board also separately considers potential risks that may impact the Janus Target. The Janus Board discharges its oversight duties and considers potential risks in a number of different ways, including, but not limited to, receiving reports on a regular basis, either directly or through an appropriate committee, from the Janus Adviser and its officers. Reports received include those from, among others, the Janus Adviser’s (1) senior managers responsible for oversight of global risk, including, for example, those responsible for oversight of cyber risks; (2) senior managers responsible for oversight of portfolio construction and trading risk; (3) Chief Compliance Officer; and (4) Director of Internal Audit. At the time these reports are presented, the Janus Board or the committee receiving the report will, as it deems necessary, invite the presenter to participate in an executive session to discuss matters outside the presence of any other officers or representatives of the Janus Adviser or its affiliates. The Janus Board also receives reports from other entities and individuals unaffiliated with the Janus Adviser, including reports from the Janus Target’s other service providers and from independent consultants hired by the Janus Board.

Various Board committees also will consider particular risk items as the committee addresses items and issues specific to the jurisdiction of that committee. For example, the Pricing Committee will consider valuation risk as part of its regular oversight responsibilities, and similarly, the Brokerage Committee will consider counterparty risk associated with the Janus Target’s portfolio transactions. The Board also may be apprised of particular risk management matters in connection with its general oversight and approval of various Janus Target matters brought before the Board.

The Janus Board has appointed a Chief Compliance Officer for the Janus Target (“Janus Target CCO”) who (1) reports directly to the Janus Board and (2) provides a comprehensive written report annually and presents quarterly at the Janus Board’s regular meetings. The Janus Target CCO, who also serves as the Janus Adviser’s Chief Compliance Officer, discusses relevant risk issues that may impact the Janus Target and/or the Janus Adviser’s services to the Janus Target, and routinely meets with the Janus Board in private without representatives of the Janus Adviser or its affiliates present. The Janus Target CCO also provides the Janus Board with updates on the application of the Janus Target’s compliance policies and procedures, including how these procedures are designed to mitigate risk and what, if any, changes have been made to enhance the procedures. The

Janus Target CCO may also report to the Janus Board on an ad hoc basis in the event that he identifies issues associated with the Janus Target’s compliance policies and procedures that could expose the Janus Target to additional risk or adversely impact the ability of the Janus Adviser to provide services to the Janus Target.

The Janus Board believes that its leadership structure permits it to effectively discharge its oversight responsibilities with respect to the Janus Target’s risk management process.

Trustee Share Ownership

Under the Janus Trust’s Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by the Janus Adviser for which they serve as Trustee, to the extent they are directly eligible to do so. For each Trustee, these investments are expected in the aggregate and at a minimum, to equal the median Trustee annual compensation with an allowance for new Trustees to reach this level of investment over time. These investments may include amounts held under a deferred compensation plan that are valued based on “shadow investments” in such funds. Such investments, including the amount and which funds, are dictated by each Trustee’s individual financial circumstances and investment goals.

The dollar range of equity securities beneficially owned by each Trustee and Trustee Nominee in the Janus Target and all Janus funds overseen by the Janus Trustee as of December 31, 2016 in the aggregate is set forth in the table below.

Name of Trustee/ Trustee Nominee	Dollar Range of Equity Securities in Janus Target	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Janus Funds
Independent Trustee
William F. McCalpin	$
Alan A. Brown	$
William D. Cvengros	$
Raudline Etienne	$
Gary A. Poliner	$
James T. Rothe	$
William D. Stewart	$
Linda S. Wolf	$
Independent Trustee Nominee
Diane L. Wallace	$

(1)	Ownership shown includes amounts held under a deferred compensation plan that are valued based on “shadow investments” in one or more funds.

Compensation of Trustees

The Janus Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds and those amounts are included below. The Janus Adviser pays persons who are directors, officers, or employees of the Janus Adviser or any affiliate thereof, or any Trustee not considered an “independent” Trustee, for their services as Trustees or officers. All of the Trustees and the Trustee Nominee are “independent;” therefore, none of the Trustees are paid by the Janus Adviser. The Janus Trust and other funds managed by the Janus Adviser may pay all or a portion of the compensation and related expenses of the Janus Target’s Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

The Janus Trust’s Nominating and Governance Committee, which consists solely of Independent Trustees, annually reviews and recommends to the Independent Trustees any changes to compensation paid by the Target Fund to the Independent Trustees. The Independent Trustees also meet at least annually to review their fees in connection with the recommendations of the Nominating and Governance Committee, to ensure that such fees continue to be appropriate in light of the Trustees’ responsibilities as well as in relation to fees paid to trustees of other similarly situated mutual fund complexes.

The following table shows the compensation paid to each Trustee for the Janus Target’s fiscal year ended September 30, 2016, as well as the total compensation paid by all of the Janus funds during the calendar year 2016. None of the Trustees receives any pension or retirement benefits from the Janus Target or the Janus funds. The Trustees have established a deferred compensation plan under which a Trustee may elect to defer receipt of all, or a portion, of the compensation earned for services to the Janus Target, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Janus Adviser (“shadow investments”).

Name of Person, Position	Compensation From the Janus Target for the fiscal year ended September 30, 2016	Total Compensation from the Janus funds for calendar year ended December 31, 2016(1)(2)
Independent Trustees
William F. McCalpin, Chairman and Trustee(3)(4)	$	$
Alan A. Brown, Trustee(4)	$	$
William D. Cvengros, Trustee(4)	$	$
Raudline Etienne(5)
Gary A. Poliner(6)
James T. Rothe, Trustee(4)	$	$
William D. Stewart, Trustee(4)	$	$
Linda S. Wolf, Trustee(4)	$	$
Trustee Nominee
Diane L. Wallace	0	0

(1)	For all Trustees, includes compensation for service on the boards of two Janus trusts comprised of 58 portfolios.
(2)	Total Compensation received from the Janus funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the year are as follows: William F. McCalpin $[ ] and James T. Rothe $[ ].
(3)	Aggregate Compensation received from the Funds and Total Compensation received from all Janus funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
(4)	Aggregate Compensation received from the Funds and Total Compensation received from all Janus funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees during certain periods.
(5)	Raudline Etienne was elected as a Trustee on June 14, 2016. Ms. Etienne was appointed consultant to the Trustees effective June 2, 2014. During the calendar year ended December 31, 2016, Ms. Etienne received total compensation of $[ ] from the Janus funds for serving as an independent consultant to the Trustees. [Ms. Etienne’s Total Compensation includes compensation paid for services as consultant to the Trustees and as a Trustee.]
(6)	Gary A. Poliner was elected as a Trustee on June 14, 2016. Mr. Poliner was appointed consultant to the Trustees effective January 1, 2016. During the calendar year ended December 31, 2016,[Mr. Poliner received total compensation of $[ ] from the Janus funds for serving as an independent consultant to the Trustees. [Mr. Poliner’s Total Compensation includes compensation paid for services as consultant to the Trustees and as a Trustee.]

Officers of the Janus Trust

The officers of the Janus Trust and their principal occupations are set forth in Appendix K to this Joint Proxy Statement/Prospectus.

Shareholder Approval

Election of the Trustee Nominee will be determined by the affirmative vote of a plurality (the greatest number of affirmative votes) of the shares of all funds of the Janus Trust, including the Janus Target and certain funds of the Janus Trust for which votes are being solicited pursuant to separate proxy statements.

For purposes of determining the election of the Trustee Nominee, abstentions and broker non-votes will have no effect on the outcome of the vote.

If elected by shareholders, it is expected that the Trustee Nominee will be seated as a Trustee of the Janus Trust prior to the first meeting of the Janus Board of Trustees held after the consummation of the Parent Company Transaction. If the Parent Company Transaction is not consummated, such appointment will not take effect.

The Janus Board unanimously recommends that shareholders of the Target Fund vote FOR the Trustee Nominee.

PROPOSAL 6 – APPROVAL OF MANAGER OF MANAGERS PROPOSAL

The Janus Board has approved, and recommends that shareholders approve, a proposal authorizing the Janus Adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Janus Board, but without obtaining additional shareholder approval (the “Manager of Managers Proposal”).

The Manager of Managers Proposal

Shareholder Approval of Sub-Advisory Agreements. Federal securities laws generally require that shareholders approve agreements with a sub-adviser. Shareholder approval also is required if the terms of existing sub-advisory agreements are changed materially or if there is a change in control of the sub-adviser. In order to obtain shareholder approval, a fund must call and conduct shareholder meetings, prepare and distribute proxy materials and solicit votes from shareholders. The process can be costly and time-consuming. The Janus Board believes that it is in the Janus Target’s best interests if the Janus Board represents their interests in approving or rejecting recommendations made by the Janus Adviser regarding sub-advisers. This approach will avoid the costs and delays associated with holding shareholder meetings to obtain approval for future changes.

SEC Exemptive Order. On July 29, 2014, the SEC granted an order exempting the Janus Trust and the Janus Adviser from the federal securities law requirements to obtain shareholder approval regarding sub-advisory agreements between the Janus Adviser and wholly-owned sub-advisers and unaffiliated sub-advisers (the “SEC Exemptive Order”). The SEC Exemptive Order permits the Janus Adviser to select sub-advisers to manage all or a portion of the assets of the Janus Target and enter into sub-advisory agreements with sub-advisers, and materially amend sub-advisory agreements with sub-advisers, subject to the approval of the Janus Board, including a majority of the Independent Trustees, without obtaining shareholder approval. Before the Janus Target may rely on the SEC Exemptive Order, the operation of the Janus Target in the manner permitted by the SEC Exemptive Order must be approved by shareholders.

Under the SEC Exemptive Order, the Janus Trust and the Janus Adviser are subject to several conditions imposed by the SEC to ensure that the interests of the Janus Target’s shareholders are adequately protected. Among these conditions are that within 90 days of the hiring of a new sub-adviser, the Janus Target will provide shareholders with an information statement, or with a notice of the availability of such information statement, that contains substantially the same information about the sub-adviser, the sub-advisory agreement and the sub-advisory fee that the Janus Target would otherwise have been required to send to shareholders in a proxy statement.

Shareholder approval of the Manager of Managers Proposal will not result in an increase or decrease in the total amount of investment advisory fees that would be paid by the Janus Target to the Janus Adviser.

Board Considerations

The Janus Board believes that it is in the best interest of the Janus Target to afford the Janus Adviser the flexibility to provide investment advisory services to the Janus Target through one or more sub-advisers that have particular expertise in the type of investments in which the Janus Target invests.

As described above, without the ability to utilize the SEC Exemptive Order, in order for the Janus Adviser to appoint a new sub-adviser or modify a sub-advisory agreement materially, the Janus Board must call and hold a shareholder meeting of the Janus Target, create and distribute proxy materials and solicit votes from the Janus Target’s shareholders. This process is time consuming and costly. Without the delay inherent in holding shareholder meetings, the Janus Adviser would be able to act more quickly to appoint a new sub-adviser if and when the Janus Board and the Janus Adviser believe that the appointment would benefit the Janus Target. The Janus Board believes that granting the Janus Adviser (subject to review and approval by the Janus Board) maximum flexibility to select sub-advisers, without incurring the delay or expense of obtaining further shareholder approval, is in the best interest of the Janus Target because it will allow the Janus Target to operate more efficiently.

In addition, the Janus Board believes that it is appropriate to vest the selection of sub-advisers in the Janus Adviser (subject to review and approval by the Board) in light of the Janus Adviser’s investment advisory expertise and its experience in selecting sub-advisers. The Janus Board believes that if in the future it becomes appropriate to add or change a sub-adviser to the Janus Target, it can access this expertise and experience in ways that can add value to the Janus Target and its shareholders.

Although no new sub-advisory arrangements are being recommended in connection with the Parent Company Transaction, the Janus Adviser expects to continue to evaluate these relationships, including evaluating the capabilities of possible sub-advisers and the enhanced capabilities of Janus Henderson, assuming the Parent Company Transaction occurs. If that evaluation results in a recommendation to implement a new sub-advisory relationship either in connection with the Parent Company Transaction or separately, that recommendation could not be implemented without Board approval.

Finally, the Janus Board believes that it will retain sufficient oversight of the Janus Target’s sub-advisory arrangements to seek to ensure that shareholders’ interests are protected whenever the Janus Adviser selects a sub-adviser or modifies a sub-advisory agreement. The Janus Board will continue to evaluate and to approve all proposed sub-advisory agreements, as well as any proposed modifications to existing sub-advisory agreements. In doing so, the Trustees will analyze such factors that they consider to be relevant to the determination. The terms of each sub-advisory agreement will include those required by applicable provisions of the 1940 Act, except for the specific provisions of the 1940 Act from which the SEC Exemptive Order provides relief.

Shareholder Approval

To become effective with respect to the Janus Target, the Manager of Managers Proposal must be approved by a 1940 Act Majority of the Janus Target, with all classes of shares voting together as a single class. For purposes of determining the approval of the Manager of Managers Proposal, abstentions and broker non-votes will have the same effect as shares voted against the proposal.

If shareholders of the Janus Target approve the Manager of Managers Proposal, the Proposal will take effect whether or not the Parent Company Transaction is consummated.

The Janus Board unanimously recommends that shareholders of the Janus Target vote FOR approval of the Manager of Manager’s Proposal.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Based on the Audit Committee’s recommendation, the Janus Board of Trustees, all of whom are Independent Trustees, selected PwC as the Janus Trust’s independent registered public accounting firm during the Janus Trust’s current fiscal years. In accordance with Independence Standards Board Standard No. 1 (“ISB No. 1”), PwC has confirmed to the Janus Trust’s Audit Committee that it is an independent registered accounting firm with respect to the Janus Target. Representatives of PwC will be available at the Janus Meeting to answer appropriate questions concerning the Janus Trust’s financial statements and will have an opportunity to make a statement if they so choose.

Audit Fees. The aggregate fees billed for professional services rendered by PwC for the audit of annual financial statements or services that are normally provided by PwC in connection with statutory and regulatory filings or engagements for the fiscal years ending in 2016 and 2015 for the Janus Target and the Janus Adviser or entities controlling, controlled by, or under common control with the Janus Adviser that provide ongoing services to the Janus Target (collectively, “Fund Service Providers”), are $46,599 and $43,467, respectively.

Audit-Related Fees. The aggregate fees billed for assurance and related services by PwC that are reasonably related to the performance of the audit of the financial statements and are not reported under “Audit Fees” above for the fiscal years ending in 2016 and 2015 for the Janus Target and the Fund Service Providers are $2,272 and $2,217, respectively. The nature of the services comprising the fees disclosed under this category includes the review of semiannual reports to shareholders.

Tax Fees. The aggregate fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning for the fiscal years ending in 2016 and 2015 for the Janus Target and the Fund Service Providers are $9,340 and $9,155, respectively. The nature of the services comprising the fees disclosed under this category includes tax compliance, tax planning, tax advice, and corporate actions review.

All Other Fees. There were no other products and services provided by PwC, other than the services reported in “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above, for the fiscal years ending in 2016 and 2015 for the Janus Target and the Fund Service Providers.

Pre-Approval of Certain Services. The Janus Trust’s Audit Committee Charter requires the Audit Committee to pre-approve any engagement of PwC (i) to provide audit or non-audit services to the Janus Trust or (ii) to provide non-audit services to the Fund Service Providers, if the engagement relates directly to the operations and financial reporting of the Janus Trust, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “Pre-Approval Exception”). The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an Independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

None of the services rendered by PwC to the Janus Target or to the Janus Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any Fund Service Providers for the fiscal years ending in 2016 and 2015 were pre-approved by the Audit Committee pursuant to the Pre-Approval Exception.

Non-Audit Fees. The aggregate non-audit fees billed by PwC for services rendered to the Janus Trust, and rendered to the Janus Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Providers for the fiscal years ending in 2016 and 2015 are $136,234 and $131,620, respectively.

The Audit Committee has considered whether the provision of non-audit services that were rendered to the Janus Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining PwC’s independence.

INFORMATION RELATING TO THE SHAREHOLDER MEETINGS

Quorum and Voting

Janus Meeting. Shareholders of each class of shares issued by the Janus Target will vote together as a single class at the Janus Meeting for each proposal submitted to the shareholders of the Janus Target. Each holder of a whole or fractional share shall be entitled to one vote for each whole dollar value or a proportionate fractional vote for each fractional dollar value of NAV held in such shareholder’s name. Thirty percent of the outstanding shares entitled to vote at the Janus Meeting shall be a quorum for the transaction of business at the Janus Meeting. Any lesser number is sufficient for postponements or adjournments. In the event that the necessary quorum to transact business or the vote required to approve the Janus Merger is not obtained at the Janus Meeting, the persons named as proxies may propose one or more postponements or adjournments of the Janus Meeting, in accordance with applicable law, to permit further solicitation of proxies. Any such postponement or adjournment will require the affirmative vote of the holders of a majority of the shares of the Janus Target, present in person or by proxy at the Janus Meeting. The persons named as proxies will vote the proxies, in accordance with applicable law, in favor of postponement or adjournment if they determine additional solicitation is warranted and in the interests of the Janus Target’s shareholders.

Henderson Meeting. Shareholders of each class of shares issued by the Henderson Target will vote together as a single class at the Henderson Meeting for each proposal submitted to the shareholders of the Henderson Target. Each holder of a whole or fractional share shall be entitled to one vote for each whole share held and a fractional vote for each fractional share held in such shareholder’s name. One-third (33 1/3%) of the outstanding shares entitled to vote at the Henderson Meeting shall be a quorum for the transaction of business at the Henderson Meeting. In the event that the necessary quorum to transact business or the vote required to approve the Henderson Merger is not obtained at the Henderson Meeting, the persons named as proxies may propose one or more postponements or adjournments of the Henderson Meeting, in accordance with applicable law, to permit further solicitation of proxies. Any such postponement or adjournment will require the affirmative vote of the holders of a majority of the shares of the Henderson Target, present in person or by proxy at the Henderson Meeting. The persons named as proxies will vote the proxies, in accordance with applicable law, in favor of postponement or adjournment if they determine additional solicitation is warranted and in the interests of the Henderson Target’s shareholders. An adjournment may be held within a reasonable time after the date set for the Meeting without the necessity of further notice. Any business that might have been transacted at the Meeting may be transacted at any such adjourned session(s) at which a quorum is present.

Approval of proposals 1, 2, 3, 4 and 6 require the affirmative vote of a “majority of the outstanding voting securities” of the respective Target Fund within the meaning of the 1940 Act. This means the lesser of (i) 67% or more of the shares of the Target Fund entitled to vote thereon present at each Meeting, if the holders of more than 50% of such outstanding shares are present in person or represented by proxy; or (ii) more than 50% of such outstanding shares of the Target Fund entitled to vote thereon.

However, proposals 1, 2, 3, 4 and 5 will only take effect upon the closing of the Parent Company Transaction, which is conditioned upon obtaining the approval of new investment advisory agreements by shareholders of Janus funds representing a specified percentage of assets under management. Further, proposals 2, 3 and 4 will only take effect if the Merger of the Janus Target into the Acquiring Fund pursuant to the Plan described in proposal 1 is not approved, or is not completed or is delayed until after the Parent Company Closing. Additionally, proposal 4 will only take effect if the new investment sub-advisory agreement between the Janus Adviser and the Henderson Sub-Adviser described in proposal 3 is not approved prior to the Parent Company Closing.

Election of the Trustees under proposal 5 will be determined by the affirmative vote of a plurality (the greatest number of affirmative votes) of the shares of all funds of the Janus Trust, including the Janus Target and certain funds of the Janus Trust for which votes are being solicited pursuant to separate proxy statements.

If you are not the owner of record, but your shares are instead held for your benefit by a financial intermediary such as a retirement plan service provider, broker-dealer, bank trust department, insurance company, or other financial intermediary, that financial intermediary may request that you instruct it how to vote the shares you beneficially own. Your financial intermediary will provide you with additional information.

“Broker non-votes” are shares held by a broker or nominee for which an executed proxy is received by the broker or nominee, but are not voted because instructions have not been received from beneficial owners or persons entitled to vote and the broker or nominee does not have discretionary voting power. For purposes of voting on a proposal, abstentions and “broker non-votes” will be counted as present for purposes of determining whether a quorum is present, but do not represent votes cast in favor of an adjournment, postponement, or a proposal. Assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against proposals 1, 2, 3, 4, and 6, and will have no effect on the outcome of the vote on proposal 5.

Share Ownership

The following table shows, as of the Record Date, the number of outstanding shares and net assets of each class of the Janus Target and the Henderson Target. Shareholders of the Acquiring Fund will not vote on the Merger.

Fund	Total Number of Shares Outstanding	Net Assets
Janus Target
Class A Shares		$
Class C Shares		$
Class D Shares		$
Class I Shares		$
Class N Shares
Class S Shares		$
Class T Shares		$
Total		$

Henderson Target
Class A Shares		$
Class C Shares		$
Class I Shares		$
Class R6 Shares		$
Total		$

As of [                ], the officers and Trustees of each Target Fund as a group owned less than 1% of the outstanding shares of any class of each Target Fund. In addition, an investment by Janus’ funds of funds may comprise a significant percentage of a share class of the Janus Target. As of , 2017, the percentage ownership of any person or entity owning 5% or more of the outstanding Shares of any class of the Target Funds is listed below. Any person or entity that beneficially owns, directly or through one or more controlled companies, more than 25% of the voting securities of a company is presumed to “control” such company under the 1940 Act. Accordingly, to the extent that a person or entity is identified as the beneficial owner of more than 25% of the voting securities of a Target Fund, or is identified as the record owner of more than 25% of a Target Fund and has voting and/or investment powers, that person or entity may be presumed to control such Target Fund. A controlling shareholder’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Target Fund shareholders. In addition, a large redemption by a controlling shareholder could significantly reduce the asset size of a Target Fund, which may adversely affect the Target Fund’s investment flexibility, portfolio diversification, and expense ratio.

To the best knowledge of the Target Funds, as of , 2017, no other person or entity owned beneficially 5% or more (or beneficially owned more than 25%) of the outstanding shares of any class of the Target Funds, except as shown. To the extent that Janus or Henderson, an affiliate, or an individual, such as one or more of a Target Fund’s investment personnel, owns a significant portion of the shares of any class of a Target Fund or a Target Fund as a whole, the redemption of those shares may have an adverse effect on the respective Target Fund, a share class, and/or its shareholders. Janus and/or Henderson may consider the effect of redemptions on such Target Fund and its other shareholders in deciding whether to redeem its shares, if any. In certain circumstances, ownership by Janus, its affiliates or Henderson may not represent beneficial ownership. To the best knowledge of each Target Fund, entities other than Janus and Henderson shown as owning more than 25% of the outstanding shares of a class of a Target Fund are not the beneficial owners of such shares, unless otherwise indicated.

Name of Fund and Class	Name and Address of Beneficial Owner	Number of Shares	Percent of Fund
[to be updated]

Solicitation of Proxies

The Janus Adviser and the Henderson Adviser will pay the fees and expenses related to the Mergers, including the costs associated with the drafting, printing, and mailing of this Joint Proxy Statement/Prospectus, the solicitation of proxies, and the

Meetings. In addition to solicitation of proxies by mail, certain officers and representatives of the Target Funds and the Acquiring Fund, certain officers and employees of Janus, Henderson or their affiliates, certain financial services firms and their representatives, without extra compensation, or a solicitor, may solicit proxies personally, by telephone, U.S. Mail, facsimile, verbal, internet, or email communications.

The Janus Adviser has engaged Computershare, a professional proxy solicitation firm, to assist in the solicitation of proxies, at an estimated cost of $16,787.69 plus any out-of-pocket expenses. Such expenses will be paid by the Janus Adviser and/or the Henderson Adviser. Among other things, Computershare will be (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii) required to comply with applicable telemarketing laws.

Brokers, banks, and other fiduciaries may be required to forward soliciting material to their principals on behalf of a Target Fund and to request authorization for the execution of proxies. To the extent a Target Fund would have directly borne the expenses for those services, Janus or Henderson will reimburse these intermediaries for their expenses.

As the date of the Meetings approach, certain shareholders whose votes have not been received may receive telephone calls from a representative of the respective Target Fund’s proxy solicitor. Authorization to permit the proxy solicitor to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of a Target Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. Janus and Henderson believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the proxy solicitor representative is required to ask for each shareholder’s full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the Joint Proxy Statement/Prospectus and proxy card(s) in the mail. If the information solicited agrees with the information provided to the proxy solicitor, then the solicitor’s representative has the responsibility to explain the process, and ask for the shareholder’s instructions on the proposal. Although the proxy solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote. The proxy solicitor representative may read the recommendation set forth in this Joint Proxy Statement/Prospectus. The proxy solicitor representative will record the shareholder’s instructions. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call 866-492-0863 immediately if his or her instructions are not accurately reflected in the confirmation.

Telephone Touch-Tone Voting. Shareholders may provide their voting instructions through telephone touch-tone voting by following the instructions on the enclosed proxy card(s). Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call.

Internet Voting. Shareholders may provide their voting instructions through Internet voting by following the instructions on the enclosed proxy card(s). Shareholders who vote via the Internet, in addition to confirming their voting instructions prior to submission and terminating their Internet voting session, will, upon request, receive an e-mail confirming their voting instructions. If a shareholder wishes to participate in the Meeting but does not wish to give a proxy by telephone or via the Internet, the shareholder may still submit the proxy card(s) originally sent with the Joint Proxy Statement/Prospectus in the postage paid envelope provided, or attend the Meeting in person. Shareholders requiring additional information regarding the proxy or replacement proxy card(s), may contact Computershare at 866-492-0863. Any proxy given by a shareholder is revocable until voted at the Meeting.

Revoking a Proxy. Any shareholder submitting a proxy has the power to revoke it at any time before it is exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. Shareholders of the Janus Fund should submit any written notice of revocation to the Secretary of the Janus Trust at 151 Detroit Street, Denver, Colorado 80206. Shareholders of the Henderson Target should submit any written notice of revocation to the Henderson Trust at 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611, Attn: Secretary. All properly executed and unrevoked proxies received in time for the respective Meeting will be voted as specified in the proxy, or, if no specification is made, will be voted FOR the proposals described in this Joint Proxy Statement/Prospectus.

Shareholder Proposals for Subsequent Meetings

Neither Target Fund is required, nor do they intend, to hold annual shareholder meetings. Shareholder meetings may be called from time to time as described in the governing documents of the respective Target Fund. Under the proxy rules of the

SEC, shareholder proposals that meet certain conditions may be included in a proxy statement for a particular meeting. Those rules currently require that for future meetings, the shareholder must be a record or beneficial owner of the respective Target Fund’s shares either (i) with a value of at least $2,000 or (ii) in an amount representing at least 1% of the Target Fund’s securities to be voted, at the time the proposal is submitted and for one year prior thereto, and must continue to own such shares through the date on which the meeting is held. Another requirement relates to the timely receipt by the Target Fund of any such proposal. Under those rules, a proposal must have been submitted within a reasonable time before the respective Target Fund began to print and mail this Joint Proxy Statement/Prospectus in order to be included in this Joint Proxy Statement/Prospectus. A proposal submitted for inclusion in a Target Fund’s proxy material for the next special meeting after the meeting to which this Joint Proxy Statement/Prospectus relates must be received by the respective Target Fund within a reasonable time before the Target Fund begins to print and mail the proxy materials for that meeting.

Shareholders of the Janus Target wishing to submit a proposal for inclusion in a proxy statement subsequent to the Janus Meeting, if any, should send their written proposal to the Secretary of the Janus Trust at 151 Detroit Street, Denver, Colorado 80206 within a reasonable time before the Janus Target begins to print and mail the proxy materials for that meeting. Shareholders of the Henderson Target wishing to submit a proposal for inclusion in a proxy statement subsequent to the Henderson Meeting, if any, should send their written proposal to the Secretary of the Henderson Trust at 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611 within a reasonable time before the Henderson Target begins to print and mail the proxy materials for that meeting. Notice of shareholder proposals to be presented at the Janus Meeting or the Henderson Meeting must have been received within a reasonable time before the respective Target Fund began to mail this Joint Proxy Statement/Prospectus. The timely submission of a proposal does not guarantee its inclusion in the proxy materials.

Other Matters to Come Before the Meeting

The Janus Board of Trustees and the Henderson Board of Trustees are not aware of any matter that will be presented for action at the Janus Meeting and Henderson Meeting, respectively, other than the matters described in this Joint Proxy Statement/Prospectus. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any other matters in accordance with their best judgment in the interests of the applicable Target Fund.

Copies of Fund Information

To avoid sending duplicate copies of materials to certain households, each Target Fund may mail only one copy of each report or this Joint Proxy Statement/Prospectus to shareholders having the same last name and address on the applicable Fund’s records. The consolidation of these mailings benefits the Funds through reduced mailing expenses. With respect to Class D Shares, if a shareholder wants to receive multiple copies of these materials or to receive only one copy in the future, the shareholder should contact the Fund’s transfer agent, Janus Services, at 1-800-525-3713, or notify the Fund’s transfer agent in writing at P.O. Box 55932, Boston, MA 02205-5932.

Please complete, sign, and return the enclosed proxy card(s) or vote by telephone or Internet promptly. No postage is required if you mail your proxy card(s) in the United States.

By order of the Janus Board of Trustees,

/s/ Bruce L. Koepfgen

Bruce L. Koepfgen Chief Executive Officer and President of Janus Investment Fund

By order of the Henderson Board of Trustees,

/s/ James G. O’Brien

James G. O’Brien Chief Executive Officer and President of Henderson Global Funds

APPENDIX A-1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR JANUS TARGET

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this     day of                 , 201__, by and between Janus Investment Fund, a Massachusetts business trust (the “Trust”), on behalf of Janus Emerging Markets Fund, a series of the Trust (the “Target Fund”), and Janus Henderson Emerging Markets Fund, a series of the Trust (the “Acquiring Fund”). Janus Capital Management LLC (“JCM”) joins this agreement solely for the purpose of agreeing to be bound by Paragraph 5.

All references in this Agreement to action taken by the Target Fund or the Acquiring Fund shall be deemed to refer to action taken by the Trust on behalf of the respective portfolio series.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer by the Target Fund of all or substantially all of its assets to the Acquiring Fund, in exchange solely for Class A, C, D, I, S, N and T voting shares of beneficial interest in the Acquiring Fund (the “Acquiring Fund Shares”) having an aggregate net asset value equal to the aggregate net asset value of the same class of shares of the Target Fund, the assumption by the Acquiring Fund of all the liabilities of the Target Fund, and the distribution of the Class A, C, D, I, S, N and T Acquiring Fund Shares to the shareholders of the Target Fund in complete liquidation of the Target Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Board of Trustees of the Trust has determined that it is in the best interest of each of the Target Fund and the Acquiring Fund that assets of the Target Fund be acquired by the Acquiring Fund and the liabilities of the Target Fund be assumed by the Acquiring Fund in exchange for Class A, C, D, I, S, N and T Acquiring Fund Shares pursuant to this Agreement and in accordance with the applicable statutes of the Commonwealth of Massachusetts, and that the interests of existing shareholders of the Target Fund or the Acquiring Fund will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.    PLAN OF REORGANIZATION

1.1    Subject to the terms and conditions herein set forth, the Trust shall (i) transfer all or substantially all of the assets of the Target Fund, as set forth in paragraph 1.2, to the Acquiring Fund, (ii) the Trust shall cause the Acquiring Fund to deliver to the Trust full and fractional Class A, C, D, I, S, N and T Acquiring Fund Shares having an aggregate net asset value equal to the value of the aggregate net assets of the same class of shares of the Target Fund as of the close of regular session trading on the New York Stock Exchange on the Closing Date, as set forth in paragraph 2.1 (the “Closing Date”) and (iii) the Trust shall cause the Acquiring Fund to assume all liabilities of the Target Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing provided for in paragraph 2.1 (the “Closing”).

1.2    The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable which are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date. The Acquiring Fund will assume all of the liabilities, expenses, costs, charges and reserves of the Target Fund of any kind, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.3    The Target Fund will distribute pro rata to its shareholders of record of the applicable classes, determined as of immediately after the close of business on the Closing Date (the “Current Shareholders”), the Class A, C, D, I, S, N and T Acquiring Fund Shares received by the Trust pursuant to paragraph 1.1. Such distribution and liquidation will be accomplished by the transfer of the Class A, C, D, I, S, N and T Acquiring Fund Shares then credited to the accounts of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Current Shareholders and representing the respective pro rata number of the Class A, C, D, I, S, N and T Acquiring Fund Shares due to such shareholders. All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Trust. The Acquiring Fund shall not issue certificates representing the Class A, C, D, I, S, N and T Acquiring Fund Shares in connection with such exchange. Ownership of Class A, C, D, I, S, N and T Acquiring Fund Shares will be shown on the books of the Trust’s transfer agent. As soon as practicable after the Closing, the Trust shall take all steps necessary to effect a complete liquidation of the Target Fund.

2.     CLOSING AND CLOSING DATE

2.1    The Closing Date shall be             , 2017, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. New York Time. The Closing shall be held at the offices of Janus Capital Management LLC (“JCM”), 151 Detroit Street, Denver, Colorado 80206-4805, or at such other time and/or place as the parties may agree.

2.2    The Trust shall cause Janus Services LLC (the “Transfer Agent”), transfer agent of the Target Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number, class, and percentage ownership of outstanding shares of the Target Fund owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Class A, C, D, I, S, N and T Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Trust that such Class A, C, D, I, S, N and T Acquiring Fund Shares have been credited to the accounts of the Target Fund on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.    REPRESENTATIONS AND WARRANTIES

3.1     The Trust, on behalf of the Target Fund, hereby represents and warrants to the Acquiring Fund as follows:

(i) the Trust is duly organized and existing under its Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) and the laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust;”

(ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Target Fund;

(iii) the execution and delivery of this Agreement on behalf of the Target Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Target Fund (other than as contemplated in paragraph 4.1(vii)) are necessary to authorize this Agreement and the transactions contemplated hereby;

(iv) this Agreement has been duly executed by the Trust on behalf of the Target Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors’ rights generally, and general equitable principles;

(v) neither the execution and delivery of this Agreement by the Trust on behalf of the Target Fund, nor the consummation by the Trust on behalf of the Target Fund of the transactions contemplated hereby, will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both) a breach of or default under, the Declaration of Trust or the Amended and Restated Bylaws of the Trust (“Bylaws”), as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound;

(vi) if applicable, the unaudited statement of assets and liabilities of the Target Fund as of the Closing Date, determined in accordance with generally accepted accounting principles consistently applied from the prior audited period, accurately reflects all liabilities of the Target Fund as of the Closing Date;

(vii) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary (other than as contemplated in paragraph 4.1(vii)) for the execution and delivery of this Agreement by the Trust on behalf of the Target Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing;

(viii) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

(ix) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund: (i) has elected to qualify, and has qualified or will qualify (in the case of the short taxable year ending on the Closing Date), for taxation as a “regulated investment company” under the Code (a “RIC”); (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and on or prior to the Closing Date will have declared and paid a distribution with respect to all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain (as such terms are defined in the Code) in each case that has accrued or will accrue on or prior to the Closing Date; and (iii) has been, and will be (in the case of the short taxable year ending on the Closing Date), treated as a separate corporation for U.S. federal income tax purposes;

(x) Except as otherwise disclosed in writing to the Acquiring Fund, the Target Fund is in compliance in all material respects with the Internal Revenue Code (the “Code”) and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties with respect to such reporting and withholding requirements;

(xi) The Target Fund has not been granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made;

(xii) The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder;

(xiii) Except as otherwise disclosed to the Acquiring Fund, the Target Fund has not previously been a party to a transaction that qualified as reorganization under Section 368(a) of the Code; and

(xiv) The Target Fund has not received written notification from any tax authority that asserts a position contrary to any of the representations in (x) through (xvi) above.

3.2    The Trust, on behalf of the Acquiring Fund, hereby represents and warrants to the Target Fund as follows:

(i) the Trust is duly organized and existing under its Declaration of Trust and the laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust;”

(ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Acquiring Fund;

(iii) the execution and delivery of this Agreement on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated hereby;

(iv) this Agreement has been duly executed by the Trust on behalf of the Acquiring Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors’ rights generally, and general equitable principles;

(v) neither the execution and delivery of this Agreement by the Trust on behalf of the Acquiring Fund, nor the consummation by the Trust on behalf of the Acquiring Fund of the transactions contemplated hereby, will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Declaration of Trust or the Bylaws of the Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound;

(vi) the net asset value per share of a Class A, C, D, I, S, N and T Acquiring Fund Share as of the close of regular session trading on the New York Stock Exchange on the Closing Date reflects all liabilities of the Acquiring Fund as of that time and date;

(vii) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Acquiring Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing;

(viii) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof; and

(ix) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund: (i) has elected or will elect to qualify, has qualified or will qualify (in the case of the year that includes the Closing Date) and intends to continue to qualify for taxation as a RIC under the Code; (ii) has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date; and (iii) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for U.S. federal income tax purposes.

4.    CONDITIONS PRECEDENT

4.1    The obligations of the Trust on behalf of the Target Fund and the Trust on behalf of the Acquiring Fund to effectuate the Reorganization shall be subject to the satisfaction of the following conditions with respect to such Reorganization:

(i) The Trust shall have filed with the Securities and Exchange Commission (the “Commission”) a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “Securities Act”) and such amendment or amendments thereto as are determined by the Board of Trustees of the Trust and/or JCM to be necessary and appropriate to effect the registration of the Class A, C, D, I, S, N and T Acquiring Fund Shares (the “Registration Statement”), and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

(ii) Class A, C, D, I, S, N and T Acquiring Fund Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

(iii) All representations and warranties of the Trust on behalf of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Acquiring Fund shall have received a certificate of an officer of the Trust acting on behalf of the Target Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Acquiring Fund;

(iv) All representations and warranties of the Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Target Fund shall have received a certificate of an officer of the Trust acting on behalf of the Acquiring Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Target Fund;

(v) The Acquiring Fund and Target Fund shall have received an opinion, dated as of the Closing Date, of Skadden, Arps, Slate, Meager and Flom LLP, substantially to the effect that for U.S. federal income tax purposes the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code; notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph;

(vi) The Target Fund shall have declared and paid a dividend prior to the Closing Time, which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Target Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code, computed without regard to any deduction for dividends paid), if any, plus any excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all periods up to and including the

Closing Date, and all of the Target Fund’s net capital gain (as defined in Section 1222(11) of the Code), if any, for the avoidance of doubt after reduction for any usable capital loss carryforwards, recognized in all periods up to and including the Closing Date;

(vii) The shareholders of the Target Fund shall have approved this Agreement at a special meeting of its shareholder;

(viii) The merger of Horizon Orbit Corp. (“Merger Sub”), a direct wholly-owned subsidiary of Henderson Group, plc (“Henderson”) with and into Janus Capital Group, Inc. (“Janus”), with Janus surviving the merger as a direct wholly-owned subsidiary of Henderson, pursuant to the Agreement and Plan of Merger, dated as of October 3, 2016, among Janus, Henderson and Merger Sub, shall have been consummated; and

(ix) The reorganization of Henderson Emerging Markets Fund (the “Predecessor Henderson Fund”), a series of Henderson Global Funds, a Delaware statutory trust (the “Henderson Trust”), with and into the Acquiring Fund, which will include the transfer of all of the Predecessor Henderson Fund’s assets and assumption of all of the Predecessor Henderson Fund’s liabilities by the Acquiring Fund in exchange for the issuance by the Acquiring Fund to the Predecessor Henderson Fund of shares of beneficial interest of the Acquiring Fund and the distribution of those shares to the Predecessor Henderson Fund’s shareholders, pursuant to the Agreement and Plan of Reorganization, dated as of             , 2017, among the Henderson Trust, on behalf of the Predecessor Henderson Fund, the Trust, on behalf of the Acquiring Fund, JCM, and Henderson Global Investors (North America) Inc. shall have been consummated.

5.    EXPENSES

JCM agrees that it will bear all costs and expenses of the Reorganization and transactions contemplated thereby; provided, however that the Acquiring Fund and the Target Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses that they may incur in connection with the purchase or sale of portfolio securities.

6.    ENTIRE AGREEMENT

The Trust agrees on behalf of each of the Target Fund and the Acquiring Fund that this Agreement constitutes the entire agreement between the parties.

7.    TERMINATION

This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board of Trustees of the Trust, make proceeding with the Agreement inadvisable.

8.    AMENDMENTS

This agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

9.    NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties hereto at their principal place of business.

10.    HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

10.1    The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

10.2    This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

10.3    This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

10.4    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

10.5     It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, consultants, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust, as provided in the Declaration of Trust. The execution and delivery by such officers of the Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in the Declaration of Trust. The Trust is a series company with multiple series and has entered into this Agreement on behalf of each of the Target Fund and the Acquiring Fund.

10.6    The sole remedy of a party hereto for a breach of any representation or warranty made in this Agreement by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein.

IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date set forth above.

JANUS INVESTMENT FUND For and on behalf of the Acquiring Fund

By:
Title:

Attest
By:
Title:

JANUS INVESTMENT FUND For and on behalf of the Target Fund

By:
Title:

Attest
By:
Title:

JANUS CAPITAL MANAGEMENT, LLC

By:
Title:

Attest
By:
Title:

APPENDIX A-2

FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR HENDERSON TARGET

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this     day of                 , 2017, by and between Janus Investment Fund, a Massachusetts business trust (the “Janus Trust”), on behalf of Janus Henderson Emerging Markets Fund, a series of the Janus Trust (the “Acquiring Fund”), and Henderson Global Funds, a Delaware statutory trust (the “Henderson Trust”), on behalf of Henderson Emerging Markets Fund, a series of the Henderson Trust (the “Target Fund”). Each of Janus Capital Management LLC (“JCM”) and Henderson Global Investors (North America) Inc. (“HGINA”) joins this Agreement solely for the purpose of agreeing to be bound by Paragraph 5.

Except as otherwise specifically noted, all references in this Agreement to action taken by the Target Fund shall be deemed to refer to action taken by the Henderson Trust on behalf of the Target Fund, and all references in this Agreement to action taken by the Acquiring Fund shall be deemed to refer to action taken by the Janus Trust on behalf of the Acquiring Fund.

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer by the Target Fund of all of its assets to the Acquiring Fund, in exchange solely for Class A, C, I and N voting shares of beneficial interest in the Acquiring Fund (the “Acquiring Fund Shares”) having an aggregate net asset value equal to the aggregate net asset value of the same class of shares of the Target Fund (except that Class N Acquiring Fund Shares shall be delivered to the Target Fund having an aggregate net asset value equal to the value of the aggregate net assets of Class R6 Shares of the Target Fund), the assumption by the Acquiring Fund of all the liabilities of the Target Fund, and the distribution of the Class A, C, I and N Acquiring Fund Shares to the shareholders of the Target Fund in complete liquidation of the Target Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS the Henderson Trust and the Janus Trust are each an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Board of Trustees of the Janus Trust, including a majority of the Trustees of the Janus Trust who are not “interested persons” (as defined in the 1940 Act) of the Target Fund or the Acquiring Fund, has determined that it is in the best interest of the Acquiring Fund that the assets of the Target Fund be acquired by the Acquiring Fund and the liabilities of the Target Fund be assumed by the Acquiring Fund in exchange for Class A, C, I and N Acquiring Fund Shares pursuant to this Agreement, and that the interests of existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Board of Trustees of the Henderson Trust, including a majority of the Trustees of the Janus Trust who are not “interested persons” (as defined in the 1940 Act) of the Target Fund or the Acquiring Fund, has determined that it is in the best interest of the Target Fund that the assets of the Target Fund be acquired by the Acquiring Fund and the liabilities of the Target Fund be assumed by the Acquiring Fund in exchange for Class A, C, I and N Acquiring Fund Shares, pursuant to this Agreement, and that the interests of existing shareholders of the Target Fund will not be diluted as a result of the Reorganization;

WHEREAS, as soon as practicable after the Closing of the Reorganization, Class A, C, I and N Acquiring Fund Shares received by shareholders who were direct shareholders of the Target Fund, will be automatically exchanged for Class D Shares of the Acquiring Fund having an equal aggregate net asset value to the shares so exchanged;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.    PLAN OF REORGANIZATION

1.1    Subject to the requisite approval of the Target Fund’s shareholders and the other terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, (i) the Henderson Trust shall transfer all of the Assets (as defined below) of the Target Fund, as set forth in paragraph 1.2, to the Acquiring Fund, (ii) the Janus Trust shall cause the Acquiring Fund to deliver to the Henderson Trust full and fractional (rounded to the fourth decimal place) Class A, C, I and N Acquiring Fund Shares having an aggregate net asset value equal to the value of the aggregate net assets of the same class of shares of the Target Fund (except that Class N Acquiring Fund Shares shall be delivered to the Target Fund having an aggregate net asset value equal to the value of the aggregate net assets of Class R6 Shares of the Target Fund), as of the close of regular session trading on the New York Stock Exchange (the “Valuation Time”) on the Closing Date, as set forth in paragraph 2.1 (the “Closing Date”) and (iii) the Janus Trust shall cause the Acquiring Fund to assume all Liabilities (as defined below) of the Target Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing provided for in paragraph 2.1 (the “Closing”). The aggregate number of shares of the Acquiring Fund to be issued and delivered to the Target Fund shall be determined as set forth in Section 2.7.

1.2    The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities, interest in futures and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), dividends, interest or other receivables that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date (“collectively, the “Assets”).

1.3    To the extent consistent with the Target Fund’s investment objective and policies, the Target Fund will use its reasonable best efforts to discharge all of its known liabilities and obligations prior to the Valuation Time. The Acquiring Fund will assume all of the liabilities, expenses, costs, charges, debts, obligations, duties and reserves of the Target Fund of any kind, whether absolute, accrued, contingent, known or unknown, or otherwise in existence on the Closing Date; provided, however, the Acquiring Fund shall not assume (i) any obligation arising from the termination of the agreements set forth in Schedule 4.2(iv) or (ii) any obligations of the Target Fund under this Agreement, including indemnification obligations. (collectively the “Liabilities”).

1.4    The Target Fund will distribute in liquidation of the Target Fund pro rata to its shareholders of record of the applicable classes, determined as of immediately after the close of business on the Closing Date (the “Current Shareholders”), the Class A, C, I and N Acquiring Fund Shares received by the Henderson Trust pursuant to paragraph 1.1. Such distribution and liquidation will be accomplished by the transfer of the Class A, C, I and N Acquiring Fund Shares then credited to the accounts of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Current Shareholders and representing the respective pro rata number of the corresponding class of Acquiring Fund Shares due to such shareholders (provided that holders of Class R6 Shares of the Target Fund shall be credited Class N Acquiring Fund Shares). All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing the Class A, C, I and N (and Class D when issued) Acquiring Fund Shares in connection with such exchange. Ownership of Class (and Class D when issued) Acquiring Fund Shares will be shown on the books of the Janus Trust’s transfer agent. As soon as reasonably practicable after the Closing, the Henderson Trust shall take all steps necessary to effect a complete liquidation of the Target Fund in accordance with its governing instruments and applicable law, and the Target Fund shall not conduct any business after the Closing Date, except as contemplated herein.

1.5    To the extent consistent with the Target Fund’s investment objective and policies, the Target Fund agrees to use reasonable best efforts to dispose of certain assets prior to the Closing as requested by the Acquiring Fund to the extent necessary to ensure that the combined portfolio following the Closing meets the investment objective, policies and restrictions of the Acquiring Fund. Notwithstanding the foregoing, nothing herein shall permit or require the Target Fund to dispose of any investments or securities if, in the reasonable judgment of the Board of the Henderson Trust or the investment adviser to the Target Fund, such disposition would adversely affect the status of the Reorganization as a “reorganization” as such term is used in Section 368(a) of the Code or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code, or would not be in the best interest of the Target Fund’s shareholders.

1.6    Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Target Fund Shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7    No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged by the Target Fund or the Acquiring Fund as a result of, or in connection with, the Reorganization.

2.	CLOSING AND CLOSING DATE

2.1    The Closing Date shall be             , 2017, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing

Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. New York Time. The Closing shall be held at the offices of JCM, 151 Detroit Street, Denver, Colorado 80206-4805, or at such other time and/or place, or by such other means of communication, as the parties may agree.

2.2    In the event that on the Closing Date or the Valuation Time (i) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereon shall be restricted or (ii) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Janus Trust or the Henderson Trust or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of a Acquiring Fund or a Target Fund is impracticable, the Closing Date shall be postponed until at least the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

2.3    The Henderson Trust shall cause Boston Financial Data Services, transfer agent of the Target Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number, class, dividend reinvestment election, tax withholding status and percentage ownership of outstanding shares of the Target Fund owned by each such shareholder immediately prior to the Closing. The Janus Trust shall issue and deliver or cause Janus Services LLC, the transfer agent to the Acquiring Fund, to issue and deliver a confirmation evidencing the Class A, C, I and N Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Henderson Trust or provide evidence satisfactory to the Henderson Trust that such Class A, C, I and N Acquiring Fund Shares have been credited to the account of the Current Shareholders on the books of the Acquiring Fund.

2.4    The Target Fund shall cause its custodian to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer identifying all of the Target Fund’s portfolio securities, investments, cash, and any other Assets as of the Valuation Time and stating that the Target Fund’s portfolio securities, investments, cash, and any other Assets shall have been delivered in proper form to constitute good delivery thereof to the Acquiring Fund’s custodian on behalf of the Acquiring Fund on the Closing Date. The Acquiring Fund shall cause its custodian to deliver to the Target Fund at the Closing, a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund’s portfolio securities, cash and other Assets on the Closing Date.

2.5    At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

2.6    The net asset value per share of the Acquiring Fund Shares to be delivered to the Target Fund, the value of the Assets of the Target Fund transferred hereunder and the value of the Liabilities of the Target Fund to be assumed hereunder shall, in each case, be determined as of the Valuation Time. Such valuations and determinations shall be made by the Acquiring Fund, in cooperation with the Target Fund, in accordance with the Acquiring Fund’s valuation procedures established by the Board of Trustees of the Janus Trust, which shall be provided to the Target Fund prior to the Valuation Time, and shall be confirmed in writing to the Target Fund. All computations of value shall be subject to review by the Target Fund and, if requested by either the Henderson Trust or the Janus Trust, by the independent registered public accountant of the requesting party.

2.7    The number of Acquiring Fund Shares of each class to be issued (including fractional shares to the third decimal place) shall be determined by dividing the value of the (i) Assets with respect to the corresponding class of the Target Fund, net of the Liabilities of the Target Fund with respect to the corresponding class of the Target Fund (each calculated as of the Valuation Time in accordance with Section 2.6), by (ii) the net asset value per share of the applicable class of the Acquiring Fund as of the Valuation Time.

2.8    The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the Valuation Time, determined as set forth in Section 2.6 above, provided that, if more than one class of shares of the Target Fund is being exchanged for a single class of shares of the Acquiring Fund, then the net asset value per share of such class of shares of the Acquiring Fund issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund having attributes most consistent with the Acquiring Fund share class, as determined by the Acquiring Fund, or the net asset value of such other class of shares of the Acquiring Fund as the parties may mutually agree .

2.9    The Target Fund shall be the accounting and performance survivor in the Reorganization, with the result that the Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Target Fund.

3.    REPRESENTATIONS AND WARRANTIES

3.1    The Henderson Trust, on behalf of the Target Fund, hereby represents and warrants to the Acquiring Fund as follows:

(i) the Henderson Trust is duly organized and existing under its Declaration of Trust (the “Henderson Declaration of Trust”) and the laws of the State of Delaware as a statutory trust; the Target Fund is a series of the Henderson Trust duly designated in accordance with the Henderson Declaration of Trust; and the Henderson Trust has power under the Henderson Declaration of Trust to own, on behalf of the Target Fund, all of its property and assets;

(ii) the Henderson Trust is registered under the 1940 Act as an open-end management investment company and its shares are registered for public sale under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect; the Target Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(iii) the current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information that the Target Fund used at all times prior to the date of this Agreement (a) conforms or conformed, as applicable, at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and (b) do or did not, as applicable, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(iv) the Henderson Trust has full power and authority on behalf of the Target Fund to conduct the Target Fund’s business as it is now being conducted and to own the properties and assets the Target Fund now owns and to execute, deliver and carry out the terms of this Agreement on behalf of the Target Fund;

(v) the execution and delivery of this Agreement by the Henderson Trust on behalf of the Target Fund and the consummation of the transactions contemplated hereby are duly authorized by the Board of Trustees of the Henderson Trust and no other proceedings on the part of the Henderson Trust or the shareholders of the Target Fund (other than as contemplated in paragraph 6.2(i)) are necessary to authorize this Agreement and the transactions contemplated hereby;

(vi) this Agreement has been duly executed by the Henderson Trust on behalf of the Target Fund and, subject to the due authorization, execution and delivery of this Agreement by the other party(ies) hereto, constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other laws relating to or affecting creditors’ rights generally, and general equitable principles;

(vii) neither the execution and delivery of this Agreement by the Henderson Trust on behalf of the Target Fund, nor the consummation by the Henderson Trust on behalf of the Target Fund of the transactions contemplated hereby, will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both) a breach of or default under, the Henderson Declaration of Trust or the Bylaws of the Henderson Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Henderson Trust is a party or by which the Henderson Trust or any of its assets is subject or bound;

(viii) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary (other than as contemplated in paragraph 6.2(i)) for the execution and delivery of this Agreement by the Henderson Trust on behalf of the Target Fund or the consummation of any transactions contemplated hereby by the Henderson Trust, other than as shall be obtained at or prior to the Closing;

(ix) all of the issued and outstanding shares of the Target Fund are, and at the Closing Date will be duly and validly issued by the Henderson Trust and outstanding and fully paid and non-assessable, and have been offered for sale in conformity in all material respects with all applicable federal and state securities laws; all of the issued and outstanding shares of the Target Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(x) the statement of assets and liabilities and the portfolio of investments and the related statements of operations and change in net assets of the Target Fund, audited as of and for the fiscal year ended July 31, 2016, true and complete copies of which have been heretofore furnished to the Acquiring Fund, fairly represent in all material respects the financial condition and the results of operations of the Target Fund as of an for their respective dates and periods in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved;

(xi) the Target Fund shall furnish to the Acquiring Fund (a) an unaudited statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets of the Target Fund for the fiscal period ended January 31, 2017; and (b) an unaudited statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly in all material respects the financial position and portfolio of investments and the results of the Target Fund’s operations as of, and for the period ending on, the dates of such statements in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved and the results of its operations and changes in financial position for the periods then ended; and such financial statements shall be certified by the Treasurer of the Target Fund as complying with the requirements hereof;

(xii) since the date of the statements delivered in 3.1(x) and 3.1(xi) when available, except as disclosed in writing to the Acquiring Fund, there has not been any change in the financial condition, properties, assets, liabilities or business of the Target Fund that would have a material adverse effect on the Target Fund or its properties or assets other than changes occurring in the ordinary course of business. For purposes of this paragraph 3.1(xii), a decline in the net asset value of the Target Fund shall not constitute a material adverse change;

(xiii) there are, and as of the Closing Date will be, no known contingent liabilities of the Target Fund not disclosed in the financial statements delivered pursuant to paragraphs 3.1(x) and 3.1(xi) which would materially affect the Target Fund’s financial condition;

(xiv) except as otherwise disclosed in writing to and accepted by the Acquiring Fund, there are no legal, administrative, or other proceedings or investigations of, or before any court or governmental body, presently pending, or to the knowledge of the Target Fund, threatened against the Target Fund, which, if adversely determined, would be expected to have a material adverse effect the Target Fund’s financial condition or the conduct of the Target Fund’s business; the Target Fund, without any special investigation or inquiry, knows of no facts which might form the basis for the institution of such proceedings or which would affect the Target Fund’s ability to consummate the transactions contemplated herein;

(xv) as of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided or will provide the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the registration statement filed by the Janus Trust on Form N-14, which includes the proxy statement of the Target Fund with respect to the Reorganization, including any statement of additional information incorporated therein (the “Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents included or incorporated by reference therein (collectively, as so amended or supplemented, the “N-14 Registration Statement”), in compliance in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act and the rules and regulations thereunder in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the Proxy Statement/Prospectus, the date the Proxy Statement/Prospectus is first mailed to shareholders of the Target Fund, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by the Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that no representation or warranty is made with respect to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished or should have been furnished by or on behalf of the Janus Trust or the Acquiring Fund for use therein;

(xvi) on the Closing Date, the Target Fund will have good and marketable title to the transferred Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, other than a lien for taxes not yet due and payable and full right, power and authority to sell, assign, transfer and deliver such Assets; upon delivery of and payment for such Assets, the Acquiring Fund will receive good and marketable title to such Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities other than a lien for taxes not yet due and payable;

(xvii) on the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

(xviii) for each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund: (i) has elected to qualify, and has qualified or will qualify (in the case of the short taxable year ending on the Closing Date), for taxation as a “regulated investment company” under the Code (a “RIC”); (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and on or prior to the Closing Date will have declared and paid a distribution with respect to all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain (as such terms are defined in the Code) in each case that has accrued or will accrue on or prior to the Closing Date; and (iii) has been, and will be (in the case of the short taxable year ending on the Closing Date), treated as a separate corporation for U.S. federal income tax purposes;

(xix) the Target Fund is in material compliance with the conditions set forth in all exemptive orders, if any, granted by the Securities and Exchange Commission (the “Commission”) that are currently relied upon by the Target Fund;

(xx) the Target Fund has maintained, or caused to be maintained on its behalf, in all material respects, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder;

(xxi) the books and records of the Target Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Target Fund;

(xxii) the Henderson Trust is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(xxiii) except as otherwise disclosed in writing to the Acquiring Fund, the Target Fund is in compliance in all material respects with the Internal Revenue Code (the “Code”) and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties with respect to such reporting and withholding requirements;

(xxiv) the Target Fund has not been granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made;

(xxv) the Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder;

(xxvi) except as otherwise disclosed to the Acquiring Fund, the Target Fund has not previously been a party to a transaction that qualified as reorganization under Section 368(a) of the Code;

(xxvii) the Target Fund has not received written notification from any tax authority that asserts a position contrary to any of the representations in (xxiii) through (xxvii) above;

(xxviii) the Target Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by its investment adviser or its affiliates;

(xxix) there are no material contracts outstanding to which the Target Fund is a party, other than as disclosed on Schedule 4.2(iv) and there are no such contract or commitments that will be terminated with any liability to the Target Fund at or prior to the Closing;

(xxx) the Henderson Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund; and

(xxxi) the Henderson Trust and the Target Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder.

3.2    The Janus Trust, on behalf of the Acquiring Fund, hereby represents and warrants to the Target Fund as follows:

(i) the Janus Trust is duly organized and existing under its Amended and Restated Declaration of Trust of the Janus Trust (the “Janus Declaration of Trust”) and the laws of the Commonwealth of Massachusetts as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust;” the Acquiring Fund is a series of the Janus Trust; and the Janus Trust has with power under the Janus Declaration of Trust to own, on behalf of the Acquiring Fund, all of its property and assets;

(ii) the Janus Trust is registered under the 1940 Act as an open-end management investment company and its shares are registered for public sale under the 1933 Act and such registrations have not been revoked or rescinded and are in full force and effect; the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to its activities;

(iii) the Janus Trust’s registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein will comply as to form in all material respects with the requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and on the Closing Date will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to statements in or omissions from the such registration statement, prospectus and statement of additional information made in reliance upon and in conformity with information that was furnished or should have been furnished by or on behalf of the Henderson Trust or the Target Fund for use therein

(iv) the Janus Trust has full power and authority on behalf of the Target Fund to conduct the Target Fund’s business as it is now being conducted and to own the properties and assets the Target Fund now owns and to execute, deliver and carry out the terms of this Agreement on behalf of the Acquiring Fund;

(v) the execution and delivery of this Agreement on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby are duly authorized by the Board of Trustees of the Janus Trust and no other proceedings on the part of the Janus Trust or the shareholders of the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated hereby;

(vi) this Agreement has been duly executed by the Janus Trust on behalf of the Acquiring Fund and, subject to the due authorization, execution and delivery of this Agreement by the other party(ies) hereto, constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other laws relating to or affecting creditors’ rights generally, and general equitable principles;

(vii) neither the execution and delivery of this Agreement by the Janus Trust on behalf of the Acquiring Fund, nor the consummation by the Janus Trust on behalf of the Acquiring Fund of the transactions contemplated hereby, will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Janus Declaration of Trust or the Bylaws of the Janus Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Janus Trust is a party or by which the Janus Trust or any of its assets is subject or bound;

(viii) the net asset value per share of a Class A, C, I and N Acquiring Fund Share as of the Valuation Time reflects all liabilities of the Acquiring Fund as of that time and date;

(ix) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Janus Trust on behalf of the Acquiring Fund or the consummation of any transactions contemplated hereby by the Janus Trust, other than as shall be obtained at or prior to the Closing;

(x) all of the issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued by the Janus Trust and outstanding and fully paid and non-assessable, and have been offered for sale in conformity in all material respects with all applicable registration requirements of federal and state securities laws;

(xi) except as otherwise disclosed in writing to and accepted by the Target Fund, there are no legal, administrative, or other proceedings or investigations of, or before any court or governmental body, presently pending, or to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund, which, if adversely determined, would be expected to have a material adverse effect on the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business; the Acquiring Fund, without any special investigation or inquiry, knows of no facts which might form the basis for the institution of such proceedings or which would affect the Acquiring Fund’s ability to consummate the transactions contemplated herein;

(xii) the N-14 Registration Statement, on its effective date, at the time of the meeting of shareholders of the Target Fund called to vote on the Reorganization and on the Closing Date, (a) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (b) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that no representation or warranty is made with respect to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by or on behalf of the Henderson Trust or the Target Fund for use therein;

(xiii) the Proxy Statement/Prospectus, as of its date, the date the Proxy Statement/Prospectus is first mailed to shareholders of the Target Fund and at the time of the meeting of shareholders of the Target Fund called to vote on the Reorganization, did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, provided, however, that no representation or warranty is made with respect to statements in or omissions from the Proxy Statement/Prospectus made in reliance upon and in conformity with information that was furnished or should have been furnished by or on behalf of the Henderson Trust or the Target Fund for use therein;

(xiv) the Acquiring Fund Shares to be issued pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable, except as provided in the Janus Declaration of Trust or applicable law, and no Acquiring Fund Shareholder will have any preemptive right of subscription or purchase in respect thereof;

(xv) on the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

(xvi) for each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund: (i) has elected or will elect to qualify, has qualified or will qualify (in the case of the year that includes the Closing Date) and intends to continue to qualify for taxation as a RIC under the Code; (ii) has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date; and (iii) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for U.S. federal income tax purposes;

(xvii) the Acquiring Fund is in material compliance with the conditions set forth in all exemptive orders, if any, granted by the Commission that are currently relied upon by the Acquiring Fund;

(xviii) the Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder;

(xix) the books and records of the Acquiring Fund made available to the Target Fund and/or its counsel are substantially true and correct; and contain no material misstatements or omissions with respect to the operations of the Acquiring Fund;

(xx) the Janus Trust is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(xxi) except as otherwise disclosed in writing to the Target Fund, the Acquiring Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties with respect to such reporting and withholding requirements;

(xxii) the Acquiring Fund has not been granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made;

(xxiii) the Acquiring Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder;

(xxiv) except as otherwise disclosed to the Target Fund, the Acquiring Fund has not previously been a party to a transaction that qualified as reorganization under Section 368(a) of the Code;

(xxv) the Acquiring Fund has not received written notification from any tax authority that asserts a position contrary to any of the representations in (xxiii) through (xxvii) above;

(xxvi) the Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by its investment adviser or its affiliates;

(xxvii) there are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Janus Trust’s registration statement on Form N-1A or in the N-14 Registration Statement;

(xxviii) the Janus Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund;

(xxix) the Janus Trust and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(xxx) the copy of the Janus Trust’s valuation procedures that the Janus Trust has provided to the Henderson Trust is accurate and complete statement of such procedures as of the date that such copy was so provided;

(xxxi) the Acquiring Fund was formed for the purpose of effecting the transactions contemplated by this Agreement and has no assets or liabilities (other than its rights and obligations under this Agreement and a de minimis amount of assets, if any, held to facilitate the organization of the Acquiring Fund); prior to the Closing Date, the Acquiring Fund shall not have commenced investment operations and there will be no issued and outstanding shares in the Acquiring Fund, except shares issued by the Acquiring Fund to an initial sole shareholder for the purpose of enabling the sole shareholder to take certain organizational actions as are required to be taken by shareholders under the 1940 Act.

4.    CONDITIONS PRECEDENT

4.1    Except to the extent waived in writing by the Henderson Trust, the obligations of the Henderson Trust on behalf of the Target Fund to effectuate the Reorganization shall be subject to the satisfaction of the following conditions:

(i) Class A, C, I, N and D Acquiring Fund Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

(ii) All representations and warranties of the Janus Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if then made;

(iii) The Henderson Trust on behalf of the Target Fund shall have received a certificate of an officer of the Janus Trust on behalf of the Acquiring Fund in form and substance reasonably satisfactory to the Henderson Trust and dated as of the Closing Date, certifying that the representations and warranties of or with respect to the Janus Trust and the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Henderson Trust shall reasonably request;

(iv) The Janus Trust and the Acquiring Fund shall have performed all obligations required to be performed by the Janus Trust or the Acquiring Fund under this Agreement at or prior to the Closing Date;

(v) The Janus Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Henderson Trust, on behalf of the Target Fund, an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Target Fund existing at the Closing Date in connection with the transactions contemplated by this Agreement; and

(vi) The Henderson Trust shall have received the opinion or letter of Skadden, Arps, Slate, Meagher & Flom LLP (“Skadden”), dated as of the Closing Date, addressed to the Henderson Trust and the Target Fund substantially in the form and to the effect that:

(1) the Janus Trust is validly existing in good standing under the laws of the Commonwealth of Massachusetts;

(2) the Janus Trust has the power and authority to execute and deliver the Agreement and to consummate the transactions contemplated thereby

(3) the Agreement has been duly authorized, executed and delivered by the Janus Trust;

(4) the Agreement constitutes the valid and binding obligation of the Janus Trust, enforceable against the Janus Trust in accordance with its terms under the laws of the Commonwealth of Massachusetts, subject, as to enforcement, to applicable bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer, preference and other similar laws affecting creditors’ rights generally, and by general principles of equity (regardless of whether enforcement is sought in equity or at law);

(5) neither the execution and delivery by the Janus Trust of the Agreement nor the performance by the Janus Trust of its obligations under the Agreement: (a) conflicts with the governing documents of the Janus Trust; (b) constitutes a violation of, or a default under, any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund; (c) contravenes any material judgement, order or decree of courts of other governmental authorities or arbitrators that are material to the business or financial condition of the Acquiring Fund; or (d) violates the 1940 Act or any law, rule or regulation of the Commonwealth of Massachusetts;

(6) neither the execution and delivery by the Janus Trust of the Agreement nor the performance by the Janus Trust of its obligations under the Agreement requires the consent, approval, licensing or authorization of, or any filing, recording or registration with, any governmental authority under the 1940 Act or any law, rule or regulation of the Commonwealth of Massachusetts, except for those consents, approvals, licenses and authorizations already obtained and those filings, recordings and registrations already made; and

(7) when the Acquiring Fund Shares have been duly issued and delivered to the Target Fund for distribution to the shareholders of the Target Fund in exchange for the Acquiring Fund’s acquisition of all of the Target Fund’s assets and assumption of all of the Target Fund’s liabilities, in accordance with the terms of the Agreement, and entered into the share record books of the Acquiring Fund, the issuance of the Acquiring Fund Shares will have been duly authorized by all requisite action on the part of the Janus Trust and the Acquiring Fund Shares will be validly issued, fully paid and, subject to the following, non-assessable. Pursuant to certain decisions of the Supreme Judicial Court of The Commonwealth of Massachusetts, shareholders of a Massachusetts business trust may, in certain circumstances, be held personally liable as partners for the obligations of a Massachusetts business trust. Even if the Janus Trust were held to be a partnership, however, the possibility of the holders of Acquiring Fund Shares incurring personal liability for financial losses of the Acquiring Fund appears remote because the Janus Declaration of Trust disclaims shareholder liability for acts or obligations of the Acquiring Fund and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Acquiring Fund or the Trustees. The Janus Declaration of Trust also provides for indemnification from the assets of the Acquiring Fund for all losses and expenses of any Acquiring Fund shareholder held liable for the obligations of the Acquiring Fund;

(8) the Janus Trust is registered with the Commission pursuant to Section 8 of the 1940 Act as an open-end management investment company; and

4.2    Except to the extent waived in writing by the Janus Trust, the obligations of the Janus Trust on behalf of the Acquiring Fund to effectuate the Reorganization shall be subject to the satisfaction of the following conditions:

(i) All representations and warranties of the Henderson Trust on behalf of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if then made,

(ii) The Janus Trust on behalf of the Acquiring Fund shall have received a certificate of an officer of the Henderson Trust on behalf of the Target Fund in form and substance reasonably satisfactory to the Janus Trust and dated as of the Closing Date, certifying that the representations and warranties of or with respect to the Henderson Trust and the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Janus Trust shall reasonably request;

(iii) The Henderson Trust shall have performed all obligations required to be performed by it under this Agreement at or prior to the Closing Date;

(iv) The Target Fund’s agreements with each of the parties set forth on Schedule 4.2(iv) hereto shall have been terminated as of the Closing with respect to the Target Fund, and each party to this Agreement shall have received evidence of such termination and assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

(v) The Janus Trust shall have received the opinion of Vedder Price P.C., dated as of the Closing Date, addressed to the Janus Trust and the Acquiring Fund substantially in the form and to the effect that:

(1) the Henderson Trust is validly existing in good standing under the laws of the State of Delaware;

(2) the Henderson Trust has the power and authority to execute and deliver the Agreement and to consummate the transactions contemplated thereby

(3) the Agreement has been duly authorized, executed and delivered by the Henderson Trust;

(4) the Agreement constitutes the valid and binding obligation of the Henderson Trust, enforceable against the Henderson Trust in accordance with its terms under the laws of the State of Delaware, subject, as to enforcement, to applicable bankruptcy, insolvency, reorganization, moratorium, fraudulent transfer, preference and other similar laws affecting creditors’ rights generally, and by general principles of equity (regardless of whether considered enforcement is sought in equity or at law);

(5) neither the execution and delivery by the Henderson Trust of the Agreement nor the performance by the Henderson Trust of its obligations under the Agreement: (a) conflicts with the governing documents of the Henderson Trust; (b) constitutes a violation of, or a default under, any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Fund; (c) contravenes any material judgement, order or decree of courts of other governmental authorities or arbitrators that are material to the business or financial condition of the Target Fund; or (d) violates the 1940 Act or any law, rule or regulation of the State of Delaware;

(6) neither the execution and delivery by the Henderson Trust of the Agreement nor the performance by the Henderson Trust of its obligations under the Agreement requires the consent, approval, licensing or authorization of, or any filing, recording or registration with, any governmental authority under the 1940 Act or any law, rule or regulation of the State of Delaware, except for those consents, approvals, licenses and authorizations already obtained and those filings, recordings and registrations already made; and

(7) the Henderson Trust is registered with the Commission pursuant to Section 8 of the 1940 Act as an open-end management investment company.

4.3    Except to the extent waived in writing by both the Henderson Trust and the Janus Trust, the obligations of the Henderson Trust, on behalf of the Target Fund, and the Janus Trust, on behalf of the Acquiring Fund, to consummate the Reorganization shall be subject to the satisfaction of the following conditions:

(i) This Agreement and transactions contemplated herein shall have been approved by the Board of Trustees of the Henderson Trust, including a majority of the Trustees of the Henderson Trust who are not “interested persons” (as defined in the 1940 Act) of the Target Fund or the Acquiring Fund, on behalf of the Target Fund, and by the Board of Trustees of the Janus Trust, including a majority of the Trustees of the Janus Trust who are not “interested persons” (as defined in the 1940 Act) of the Target Fund or the Acquiring Fund, on behalf of the Acquiring Fund, and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s Board of Trustees, certified by the secretary or equivalent officer; notwithstanding anything herein to the contrary, neither the Henderson Trust nor the Janus Trust may waive the conditions set forth in this paragraph 4.3(i);

(ii) The Janus Trust shall have filed with the Commission the N-14 Registration Statement and the N-14 Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

(iii) This Agreement has been approved by the affirmative vote of Target Fund Shareholders representing a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Target Fund; notwithstanding anything herein to the contrary, neither the Henderson Trust nor the Janus Trust may waive the condition set forth in this paragraph 4.3(iii);

(iv) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with this Agreement;

(v) No judgment, order, decree, statute, law, ordinance, rule or regulation, entered, enacted, promulgated, enforced or issued by any court or other governmental entity of competent jurisdiction or other legal restraint or prohibition, whether preliminary, temporary or permanent, shall be in effect that prevents, makes illegal or prohibits the consummation of the Reorganization;

(vi) As of the Closing Date, there shall be no pending litigation brought by any person against the Henderson Trust or the Target Fund or, the Janus Trust or the Acquiring Fund, or any of the investment advisers, directors or officers of the foregoing, as applicable, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein. No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the knowledge of any party hereto, threatened against a party or any of its properties or assets that, if adversely determined, would materially and adversely affect its business or its ability to consummate the transactions herein contemplated;

(vii) On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act;

(viii) All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed necessary by the Janus Trust and the Acquiring Fund, or the Henderson Trust and the Target Fund, to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund; provided that either party hereto may for itself waive any of such conditions;

(ix) The Acquiring Fund and Target Fund shall have received an opinion in form reasonably satisfactory to each such party, dated as of the Closing Date, of Skadden, Arps, Slate, Meager and Flom LLP, substantially to the effect that for U.S. federal income tax purposes the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Henderson Trust nor the Janus Trust may waive the condition set forth in this paragraph 4.3(ix).

(x) The Target Fund shall have declared and paid a dividend prior to the Closing Time, which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Target Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code, computed without regard to any deduction for dividends paid), if any, plus any excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all periods up to and including the Closing Date, and all of the Target Fund’s net capital gain (as defined in Section 1222(11) of the Code), if any, for the avoidance of doubt after reduction for any usable capital loss carryforwards, recognized in all periods up to and including the Closing Date.

(xi) HGINA shall have arranged for the provision of directors and officers liability and errors and omissions insurance that is substantially similar in scope to the current coverage (“Insurance”) covering the Target Fund, and current and former trustees and officers of the Henderson Trust, with respect to the Target Fund, with respect to “Wrongful Acts” (as defined under the Insurance) committed on or prior to the Closing Date for a period beginning at the Closing Date and ending no less than five years thereafter, and the parties shall have received evidence of the foregoing.

(xii) The merger of Horizon Orbit Corp. (“Merger Sub”), a direct wholly-owned subsidiary of Henderson Group, plc (“Henderson”) with and into Janus Capital Group, Inc. (“Janus”), with Janus surviving the merger as a direct wholly-owned subsidiary of Henderson, pursuant to the Agreement and Plan of Merger, dated as of October 3, 2016, among Janus, Henderson and Merger Sub (the “Janus Henderson Group Merger”), shall have been consummated.

5.    EXPENSES

5.1    JCM agrees that it will bear all costs and expenses of the Janus Trust and the Acquiring Fund incurred in connection with the Reorganization and transactions contemplated thereby and HGINA agrees that it will bear all costs and expenses of the Henderson Trust and the Target Fund incurred in connection with the Reorganization and transactions contemplated thereby. The costs of the Reorganizations shall include, but not be limited to, organizing the Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement and the Proxy Statement/Prospectus, legal fees, accounting fees, proxy solicitation costs, and expenses of holding shareholders’ meetings.

5.2    Each of the Henderson Trust and the Janus Trust represents that there is no person who has dealt with it who by reason of such dealing is entitled to any broker’s or finders’ or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6.    COVENANTS

6.1    During the period from the date of this Agreement and continuing until the Closing Date, the Janus Trust, on behalf of the Acquiring Fund, and the Henderson Trust, on behalf of the Target Fund, agree that:

(i) The parties hereto shall cooperate in preparing the N-14 Registration Statement and the Proxy Statement/Prospectus;

(ii) The Janus Trust, on behalf of the Acquiring Fund, and the Henderson Trust, on behalf of the Target Fund, will, subject to the provisions of this Agreement, take, or cause to be taken, all commercially reasonable actions, and do or cause to be done all commercially reasonably things, necessary, proper or advisable to fulfill or obtain the fulfillment of the conditions precedent set forth in this Agreement and to consummate and make effective the transactions contemplated by this Agreement; and

(iii) It is the intention of the parties that the Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Skadden to render the tax opinions required as a condition to the Closing of this Agreement (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Skadden).

6.2    During the period from the date of this Agreement and continuing until the Closing Date, the Janus Trust on behalf of the Acquiring Fund agrees that:

(i) The Janus Trust will file the N-14 Registration Statement with the SEC and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as possible; each party agrees to cooperate fully with the other, and each will furnish to the other the information related to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, 1934 Act and the 1940 Act, and the rules and regulations thereunder, and state securities laws;

(ii) The Acquiring Fund will not engage in any business activities other than such activities as are directly related to the organization of the Acquiring Fund in anticipation of the Reorganization and any other transactions contemplated hereby.

6.3    During the period from the date of this Agreement and continuing until the Closing Date, the Henderson Trust on behalf of the Target Fund agrees that:

(i) The Board of Trustees of the Henderson Trust will call a meeting of shareholders of the Target Fund, to consider and act upon this Agreement (the “Target Fund Shareholder Meeting”) and to take all other actions necessary to submit the transactions contemplated herein to Target Fund Shareholders for approval;

(ii) The Henderson Trust will mail the Proxy Statement/Prospectus to Target Fund Shareholders entitled to vote at the Target Fund Shareholder Meeting, in sufficient time to comply with requirements as to notice thereof;

(iii) Except as otherwise set forth herein, the Target Fund: (a) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (b) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund, as appropriate, in the ordinary course in all material respects;

(iv) The Henderson Trust will not sell or otherwise dispose of any of the Acquiring Fund Shares to be received in the Reorganization, except in distribution to the Target Fund Shareholders as provided in this Agreement;

(v) The Henderson Trust on behalf of the Target Fund will, from time to time, as and when reasonably requested by the Janus Trust on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and take or cause to be taken such further actions as the other party may reasonably deem necessary or desirable in order to vest in and confirm the Janus Trust’s, on behalf of the Acquiring Fund, title to and possession of all the Assets transferred hereby;

(vi) At or prior the Closing Date, the Henderson Trust will provide the Janus Trust with (a) a statement of the respective tax basis and holding period of all the transferred Assets, (b) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the Closing Date, who are to become holders of the Acquiring Fund as a result of the Reorganization, certified by the transfer agent of the Target Fund or an officer of the Henderson Trust on behalf of the Target Fund to the best of their knowledge and belief, (c) if requested by the Acquiring Fund, all FIN 48 work papers and supporting statements pertaining to the Target Fund, and (d) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date; and

(vii) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares;

(viii) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

6.4    As soon as practicable after the Closing of the Reorganization, Class A, C, I and N Acquiring Fund Shares received by shareholders who were direct shareholders of the Target Fund, will be automatically exchanged for Class D Shares of the Acquiring Fund having an equal aggregate net asset value to the shares so exchanged.

7.    ENTIRE AGREEMENT

The Henderson Trust, on behalf of the Target Fund, and the Janus Trust, on behalf of the Acquiring Fund, agree that this Agreement constitutes the entire agreement between the parties.

8.    TERMINATION

8.1    This Agreement and the transactions contemplated hereby may be terminated and abandoned by the mutual agreement of the Henderson Trust and the Janus Trust.

8.2    Either the Henderson Trust or the Janus Trust may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other party of any representation, warranty or agreement contained herein to be performed at or prior the Closing Date;

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met prior to the Closing Date;

(iii) there shall be a final, non-appealable order of a federal or state court in effect preventing consummation of the transactions contemplated hereby; or there shall be any final action taken, or any statute, rule, regulation or order enacted, promulgated or issued or deemed applicable to the transactions contemplated hereby by any governmental entity which would make consummation of the transactions contemplated hereby illegal; or

(iv) the closing has not occurred on or prior to             , 2017 (provided that the right to terminate this Agreement pursuant to this paragraph 8.2(iii) shall not be available to any party whose failure to fulfill any of its obligations under this Agreement has been the cause of or resulted in the failure of the Closing to occur on or before such date).

8.3    In the event that the Board of Trustees of the Henderson Trust or the Board of Trustees of the Janus Trust reasonably determines, after consultation with outside counsel, that the failure to terminate this Agreement would constitute a breach of the fiduciary duties of such Board of Trustees (such fiduciary duty to be interpreted in accordance with the laws of the state in which such trust is organized), such party may terminate this Agreement with the written consent of the other party, which consent shall not be unreasonably withheld. The party seeking termination pursuant to this Section 8.3 shall provide written notice to the other party of the determination by the Board of Trustees of the party seeking termination and the facts and circumstances that form the basis for such determination.

8.4    In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of any Fund or its respective directors, trustees, officers, agents or shareholders in respect of this Agreement other than with respect to Section 13.

9.    AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, however, that at any time after the approval of this Agreement by Target Fund Shareholders, no amendment or modification shall be made which by law requires further approval by such shareholders without such further approval.

10.    NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, overnight courier, personal delivery or certified mail addressed to:

For the Henderson Trust or the Target Fund:

737 North Michigan Avenue, Suite 1700

Chicago, Illinois 60611

Attention: Secretary, Henderson Global Funds

Facsimile: 312-871-6293

With a copy to:

Henderson Group plc

201 Bishopsgate, 10th Floor

London EC2M 3AE

United Kingdom

Attention: General Counsel

Facsimile: +44-20-7818 4639

For HGINA:

737 North Michigan Avenue, Suite 1700

Chicago, Illinois 60611

Attention: Legal Counsel

Facsimile: 312-871-6293

With a copy to:

Henderson Group plc

201 Bishopsgate, 10th Floor

London EC2M 3AE

United Kingdom

Attention: General Counsel

Facsimile: +44-20-7818 4639

For the Janus Trust or the Acquiring Fund:

151 Detroit Street

Denver, Colorado 80206-4805

Attention: Michelle Rosenberg

Facsimile: 303-394-7714

For JCM:

151 Detroit Street

Denver, Colorado 80206-4805

Attention: Michelle Rosenberg

Facsimile: 303-394-7714

11.    COOPERATION AND EXCHANGE OF INFORMATION

Copies of all books and records of the Target Fund shall be delivered by the Henderson Trust to the Janus Trust at the Closing Date. Prior to the Closing and for a reasonable time thereafter, the Henderson Trust on behalf of the Target Fund and the Janus Trust on behalf of the Acquiring Fund will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any tax return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired, each such party or their respective agents will retain all returns, schedules and work papers and all material records or other documents relating to tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing Date and for all prior taxable periods for which the statute of limitation had not run at the Closing Date, provided that the Henderson Trust shall not be required to maintain any such documents that it has delivered to the Janus Trust.

12.    DISSOLUTION OF THE HENDERSON TRUST

Each series of the Henderson Trust (i) has entered into (or will enter into) an agreement and plan of reorganization pursuant to which the assets of such series would be transferred to, and the liabilities of such series would be assumed by, a series of the Janus Trust, (ii) will be reorganized into an entity, which after giving effect to such reorganization, is not required to register as an investment company or (iii) will adopt a plan of liquidation or engage in such other transaction or transactions which results in the liquidation of such series. Upon the completion of all such transactions, the Henderson Trust will be terminated and dissolved in accordance with the Henderson Declaration of Trust, the laws of the State of Delaware and any other applicable law and shall not conduct any business except in connection with its dissolution and termination.

13.    INDEMNIFICATION

13.1    Each party (an “Indemnitor”) shall indemnify and hold the other and its officers, directors, trustees, agents and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys’ fees and reasonable costs of investigation) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor;

provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.

13.2    The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to the Indemnified Party or thirty (30) days from discovery by the Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of the Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, the Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from the Indemnitor that the Indemnitor intends, at the Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case the Indemnified Party shall have the right, at no cost or expense to the Indemnitor, to participate in such defense. If the Indemnitor does not assume the defense of such matter, and in any event until the Indemnitor states in writing that it will assume the defense, the Indemnitor shall pay all costs of the Indemnified Party arising out of the defense until the defense is assumed; provided, however, that the Indemnified Party shall consult with the Indemnitor and obtain indemnitor’s prior written consent to any payment or settlement of any such claim. The Indemnitor shall keep the Indemnified Party fully apprised at all times as to the status of the defense. If the Indemnitor does not assume the defense, the Indemnified Party shall keep the Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, the Indemnitor shall be subrogated to all rights of the Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

14.    HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1    The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2    This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

14.3    The respective representations and warranties contained in Section 3 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Funds, nor any of their respective officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

14.4    This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts; provided that, in the case of any conflict between those laws and the 1940 Act, the latter shall govern.

14.5    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.6    It is expressly agreed that the obligations of the Janus Trust hereunder shall not be binding upon any of the Trustees, consultants, shareholders, nominees, officers, agents or employees of the Janus Trust personally, but shall bind only the trust property of the Janus Trust, as provided in the Janus Declaration of Trust. The execution and delivery by such officers of the Janus Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Janus Trust as provided in the Janus Declaration of Trust. The Janus Trust is a series company with multiple series and has entered into this Agreement on behalf of the Acquiring Fund.

IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date set forth above.

Attest
By:
Title:

Attest
By:
Title:

Attest
By:
Title:

Attest
By:
Title:

JANUS INVESTMENT FUND For and on behalf of the Acquiring Fund

By:
Title:

HENDERSON GLOBAL FUNDS For and on behalf of the Target Fund

By:
Title:

JANUS CAPITAL MANAGEMENT, LLC

By:
Title:

HENDERSON GLOBAL INVESTORS (NORTH AMERICA) INC.

By:
Title:

APPENDIX B

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS AND CERTAIN OPERATING POLICIES

Fundamental Investment Policies and Restrictions:

The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds.

Janus Target and Acquiring Fund.

Janus Target	Acquiring Fund
The Fund may not:

(i)     with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of its total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by it;

(i) Same as the Janus Target.
(ii) invest more than 25% of the value of its total assets in any particular industry (other than U.S. Government securities);	(ii) Same as the Janus Target.

(iii)  purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities);

(iii) Same as the Janus Target.

(iv)   lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests);

(iv) Same as the Janus Target.
(v) act as underwriter of securities issued by others, except to the extent that they may be deemed an underwriter in connection with the disposition of its portfolio securities;	(v) Same as the Janus Target.

(vi)   borrow money except that they may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund’s total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps, or forward transactions. The Fund may not issue “senior securities” in contravention of the 1940 Act; or

(vi) borrow money, except as permitted under the 1940 Act; or
(vii) invest directly in real estate or interests in real estate; however, a Fund may own debt or equity securities issued by companies engaged in those businesses.	(vii) Same as the Janus Target.

As a fundamental policy, the Janus Target and the Acquiring Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of their assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Fund.

Under the terms of an exemptive order received from the SEC, the Janus Target and the Acquiring Fund may borrow money from or lend money to other funds that permit such transactions and for which the Janus Adviser or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. The Janus Target and the Acquiring Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Janus Target and the Acquiring Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Janus Target and the Acquiring Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs, and interfund loans are subject to the risk that the borrowing Fund may be unable to repay the loan when due. While it is expected that the Janus Target and the Acquiring Fund may borrow money through the program to satisfy redemption requests or to cover unanticipated cash shortfalls, the Janus Target and the Acquiring Fund may elect to not participate in the program during times of market uncertainty or distress or for other reasons.

For purposes of these fundamental investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

For purposes of the Janus Target and the Acquiring Fund’s fundamental policy related to investments in real estate, the policy does not prohibit the purchase of securities directly or indirectly secured by real estate or interests therein, or issued by entities that invest in real estate or interests therein, such as, but not limited to, corporations, partnerships, real estate investment trusts (“REITs”), and other REIT-like entities, such as foreign entities that have REIT characteristics.

For purposes of the Janus Target and the Acquiring Fund’s policies on investing in particular industries, the Janus Target and the Acquiring Fund rely primarily on industry or industry group classifications under the Global Industry Classification Standard (“GICS”) developed by MSCI with respect to equity investments and classifications published by Barclays for fixed-income investments. In the event the Janus Target and/or the Acquiring Fund have both equity and fixed-income components, the Janus Target and/or the Acquiring Fund will rely on industry classifications published by Bloomberg L.P. To the extent that the above classifications are so broad that the primary economic characteristics in a single class are materially different, the Janus Target and the Acquiring Fund may further classify issuers in accordance with industry classifications consistent with relevant SEC staff interpretations. The Janus Target and the Acquiring Fund may change any source used for determining industry classifications without prior shareholder notice or approval.

Henderson Target. The investment restrictions set forth below are fundamental policies of the Henderson Target. Under these restrictions, the Henderson Target may not:

(i)	issue senior securities, except as permitted under the 1940 Act;

(ii)	borrow money, except as permitted under the 1940 Act;

(iii)	engage in the business of underwriting securities issued by others, except to the extent that the Henderson Target may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(iv)	invest more than 25% of its total assets in any one industry provided that securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to this limitation;

(v)	purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Henderson Target may hold and sell real estate acquired as a result of the Henderson Target’s ownership of securities;

(vi)	purchase commodities or contracts relating to commodities, although a Fund may invest in commodities futures contracts and options thereon to the extent permitted by its Prospectus and its SAI; and

(vii)	make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Henderson Target’s investment objective and policies may be deemed to be loans.

It is a non-fundamental policy of the Henderson Target that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Henderson Target’s net assets.

Operating Policies:

The Janus Board of Trustees has adopted additional investment restrictions for the Janus Target and the Acquiring Fund. These restrictions are operating policies of the Janus Target and the Acquiring Fund and may be changed by the Janus Trustees without shareholder approval. The additional restrictions adopted by the Janus Trustees to date include the following:

(i)	If a Fund is an underlying fund in a Janus fund of funds, the Janus Target and the Acquiring Fund may not acquire securities of other investment companies in reliance on Section 12(d)(1)(F) of the 1940 Act and securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) of the 1940 Act.

(ii)	The Janus Target and the Acquiring Fund may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor (“short sales against the box”). In addition, each such Fund may engage in short sales other than against the box, which involve selling a security that a Fund borrows and does not own. The Janus Trustees may impose limits on a Fund’s investments in short sales, as described in the Joint Proxy Statement/Prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

(iii)	The Janus Target and the Acquiring Fund do not intend to purchase securities on margin, except that the Janus Target and the Acquiring Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(iv)	The Janus Target and the Acquiring Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund’s net asset value (“NAV”), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts

(v)	The Janus Target and the Acquiring Fund do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Janus Trustees, or the Janus Target and the Acquiring Funds’ investment adviser acting pursuant to authority delegated by the Janus Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A Securities”), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of liquidity factors affecting the security.

(vi)	The Janus Target and the Acquiring Fund may not invest in companies for the purpose of exercising control of management.

APPENDIX C

ADDITIONAL INFORMATION ABOUT SHARE CLASSES OF THE ACQUIRING FUND AND THE TARGET FUNDS

References to “Janus” in this Appendix C should be understood to include “Janus Henderson” following the completion of the Parent Company Transaction.

The Acquiring Fund offers multiple classes of shares in order to meet the needs of various types of investors. In connection with the Mergers, shareholders of the Janus Target will receive shares of the Acquiring Fund with the same class designation as they own in the Janus Target, and shareholders of the Henderson Target will receive shares of the Acquiring Fund with the same class designation as they own in the Henderson Target (e.g., they will receive Class A Shares of the Acquiring Fund if they own Class A Shares of the Henderson Target), except owners of Class R6 Shares of the Henderson Target will receive Class N Shares of the Acquiring Fund. Set forth below is a description of the classes of shares offered by the Acquiring Fund. Each class of shares of the Janus Target, the corresponding class of the Acquiring Fund and the corresponding class of the Henderson Target is highlighted in the tables below.

With certain exceptions, shares of the Acquiring Fund are generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Acquiring Fund requires that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with the Acquiring Fund.

Class A Shares and Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. Class A Shares may be offered without an initial sales charge through certain retirement platforms (including adviser-assisted employer-sponsored welfare benefit plans such as health savings accounts or voluntary employees’ beneficiary association (“VEBA”) Trusts) and through certain financial intermediary platforms, including but not limited to, fee-based broker-dealers or financial advisors, primarily on their wrap account platform(s) where such broker-dealer or financial advisor imposes additional fees for services connected to the wrap account. Class A Shares pay up to 0.25% of net assets annually to financial intermediaries for the provision of distribution services and/or shareholder services on behalf of their clients. Class C Shares pay up to 0.75% of net assets annually for payment to financial intermediaries for the provision of distribution services and up to 0.25% of net assets annually for the provision of shareholder services on behalf of their clients. In addition, Class A Shares and Class C Shares pay financial intermediaries for the provision of administrative services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other non-distribution related shareholder services provided to or on behalf of shareholders.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with Janus or its affiliates to offer the Shares on their supermarket platforms. Class S Shares pay up to 0.25% of net assets annually to financial intermediaries for the provision of distribution services and/or shareholder services and up to 0.25% of net assets annually for the provision of administrative services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other non-distribution related shareholder services provided to or on behalf of shareholders.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares pay financial intermediaries for the provision of administrative services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other non-distribution related shareholder services provided to or on behalf of shareholders. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans and foundations/endowments.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class N Shares also are available to Janus proprietary products. Class N Shares are not available to retail non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, or 529 college savings plans.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with Janus or its affiliates to offer the Shares on their supermarket platforms. Class T Shares pay up to 0.25% of net assets annually to financial intermediaries for the provision of shareholder services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other non-distribution related shareholder services provided to or on behalf of shareholders.

Class D Shares are available only to investors who hold accounts directly with the Janus funds, and to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with a Janus fund. Class D Shares are offered directly through the Janus funds to eligible investors by calling 1-800-525-3713 or at janus.com/individual. Class D Shares are not offered through financial intermediaries.

The shares are not offered directly to individual investors with the exception of Class D Shares, and in certain circumstances, Class I Shares. Consult with your financial intermediary representative for additional information on whether the shares are an appropriate investment choice. Certain Funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. For instructions on how to purchase, exchange, or redeem shares, contact your financial intermediary or refer to your plan documents. For Class D Shares, contact a Janus representative at 1-800-525-3713, or for Class I Shares held directly with Janus, please contact a Janus representative at 1-800-333-1181.

PRICING OF ACQUIRING FUND SHARES

The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares of the class. The Acquiring Fund’s NAV is calculated as of the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“business day”). However, the time at which the Acquiring Fund’s NAV is calculated may be changed if trading on the NYSE is restricted, the NYSE closes at a different time, or as permitted by the SEC. Non-U.S. securities held by the Acquiring Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of the Acquiring Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem the Acquiring Fund’s shares.

The price you pay for purchases of shares is the public offering price, which is the NAV next calculated after your request is received in good order by the Acquiring Fund or its agents, plus, for Class A Shares, any applicable initial sales charge. The price you pay to sell shares is also the NAV, although for Class A Shares and Class C Shares, a contingent deferred sales charge may be taken out of the proceeds. Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of shares. In order to receive a day’s price, your order must be received in good order by the Acquiring Fund or its agents by the close of the regular trading session of the NYSE.

Securities held by the Acquiring Fund are valued in accordance with policies and procedures established by and under the supervision of the Janus Trustees. To the extent available, equity securities are generally valued on the basis of market quotations. Most fixed-income securities are typically valued using an evaluated bid price supplied by an approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith under the policies and procedures established by the Janus Trustees. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair value pricing may be more commonly used with non-U.S. equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of non-U.S. portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing exchange rates. The Acquiring Fund uses systematic fair valuation models provided by an independent pricing service to value non-U.S. equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of systematic fair value pricing, the Acquiring Fund’s value for a particular security may be different from the last quoted market price. Systematic fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of the Acquiring Fund’s portfolio securities and the reflection of such change in the Acquiring Fund’s NAV, as further described in the “Excessive Trading” section of this Joint Proxy Statement/Prospectus. While funds that invest in non-U.S. securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in non-U.S. securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that the Acquiring Fund’s valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of the Acquiring Fund may dilute the NAV of the Acquiring Fund, which negatively impacts long-term shareholders. The Acquiring Fund’s fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other open-end funds held by the Acquiring Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

For each class of shares (except Class D Shares), all purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Acquiring Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Acquiring Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

For Class D Shares, all requests, including but not limited to, exchanges between the Acquiring Fund and other Janus funds, purchases by check or automated investment, redemptions by wire transfer, ACH transfer, or check, must be received in good order by the Acquiring Fund or its agents prior to the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Time) in order to receive that day’s NAV. Transaction requests submitted in writing and mailed to Janus’ P.O. Box, once delivered, are considered received for processing the following business day. Transactions involving funds which pay dividends will generally begin to earn dividends, as applicable, on the first bank business day following the date of purchase.

CHOOSING A SHARE CLASS

Class A Shares, Class C Shares, Class D Shares, Class S Shares, Class I Shares, Class N Shares, and Class T Shares are offered by this Joint Proxy Statement/Prospectus. The Acquiring Fund offers multiple classes of shares in order to meet the needs of various types of investors. For more information about these classes of shares and whether or not you are eligible to purchase these shares, please call 1-877-335-2687.

Each class represents an interest in the same portfolio of investments, but has different charges and expenses, allowing you to choose the class that best meets your needs. For an analysis of fees associated with an investment in each share class or other similar funds, please visit www.finra.org/fundanalyzer. When choosing a share class, you should consider:

•	how much you plan to invest;
•	how long you expect to own the shares;
•	the expenses paid by each class; and
•	for Class A Shares and Class C Shares, whether you qualify for any reduction or waiver of any sales charges.

You should also consult your financial intermediary or financial advisor about which class is most suitable for you. In addition, you should consider the factors below with respect to each class of shares:

Class A Shares
Initial sales charge on purchases	Up to 5.75%(1)
• reduction of initial sales charge for purchases of $50,000 or more • initial sales charge waived for purchases of $1 million or more
Deferred sales charge (CDSC)	None except on certain redemptions of Shares purchased without an initial sales charge(1)
Shareholder services (administrative) fees	Pays shareholder servicing fees, administrative, networking or omnibus fees to certain intermediaries, and out-of-pocket costs to Janus Services
Minimum initial investment	$2,500
Maximum purchase	None
Minimum aggregate account balance	None
12b-1 fee	0.25% annual distribution/service fee
Class C Shares
Initial sales charge on purchases	None
Deferred sales charge (CDSC)	1.00% on Shares redeemed within 12 months of purchase(1)
Shareholder services (administrative) fees	Pays shareholder servicing fees, administrative, networking or omnibus fees to certain intermediaries, and out-of-pocket costs to Janus Services
Minimum initial investment	$2,500
Maximum purchase	$500,000 ($1,000,000 for the Henderson Target)
Minimum aggregate account balance	None
12b-1 fee	1.00% annual fee (up to 0.75% distribution fee and up to 0.25% shareholder servicing fee)
Class D Shares
Initial sales charge on purchases	None
Deferred sales charge (CDSC)	None
Shareholder services (administrative) fees	0.12%
Minimum initial investment	$2,500
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement fund account • without an automatic investment program • with an automatic investment program of $50 per month	$1,000 $ 500
To add to any existing type of Acquiring Fund account without an automatic investment program	$ 100
Maximum purchase	None
Minimum aggregate account balance	None
12b-1 fee	None
Class S Shares
Initial sales charge on purchases	None
Deferred sales charge (CDSC)	None
Shareholder services (administrative) fees	0.25%
Minimum initial investment	$2,500
Maximum purchase	None
Minimum aggregate account balance	None
12b-1 fee	0.25% annual distribution/service fee

Class I Shares
Initial sales charge on purchases	None
Deferred sales charge (CDSC)	None
Shareholder services (administrative) fees	Pays shareholder servicing fees, administrative, networking or omnibus fees to certain intermediaries, and out-of-pocket costs to Janus Services
Minimum initial investment • institutional investors (investing directly with Janus) • through an intermediary institution	$1,000,000 $2,500
Maximum purchase	None
Minimum aggregate account balance	None
12b-1 fee	None
Class N Shares(2)
Initial sales charge on purchases	None
Deferred sales charge (CDSC)	None
Shareholder services (administrative) fees	Pays out-of-pocket costs to Janus Services
Minimum initial investment	None
Maximum purchase	None
Minimum aggregate account balance	None
12b-1 fee	None
Class T Shares
Initial sales charge on purchases	None
Deferred sales charge (CDSC)	None
Shareholder services (administrative) fees	0.25%
Minimum initial investment	$2,500
Maximum purchase	None
Minimum aggregate account balance	None
12b-1 fee	None
(1)	May be waived under certain circumstances.
(2)	Holders of Class R6 Shares of the Henderson Target will receive Class N Shares of the Acquiring Fund in the Henderson Merger. Such classes of shares have substantially the same terms.

DISTRIBUTION, SERVICING, AND ADMINISTRATIVE FEES

Distribution and Shareholder Servicing Plans

Under separate distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Class A Shares and Class S Shares (each a “Plan”) and Class C Shares (the “Class C Plan”), the Acquiring Fund pays Janus Distributors LLC (“Janus Distributors”), the Janus Trust’s distributor, a fee for the sale and distribution and/or shareholder servicing of the Shares based on the average daily net assets of each, at the following annual rates:

Class	12b-1 Fee for the Acquiring Fund
Class A Shares	0.25%
Class C Shares	1.00	%(1)
Class S Shares	0.25%
(1)	Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services.

Under the terms of each Plan, the Janus Trust is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Acquiring Fund.

Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.

Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under each Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Because 12b-1 fees are paid out of the Acquiring Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Shareholder Servicing (Administrative) Fees

Class A Shares, Class C Shares, and Class I Shares

Certain, but not all, intermediaries may charge fees for shareholder (administrative) services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other non-distribution related shareholder services provided by intermediaries on behalf of shareholders of the Acquiring Fund. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus. Other shareholder services may include the provision of order confirmations, periodic account statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and answering inquiries regarding accounts. Janus Services pays these shareholder servicing fees to intermediaries on behalf of the Acquiring Fund. Janus Services is then reimbursed by the Acquiring Fund for such payments. Because the form and amount charged varies by intermediary, the amount of the shareholder servicing fee borne by the class is an average of all fees charged by intermediaries. In the event an intermediary receiving payments from Janus Services on behalf of the Acquiring Fund converts from a networking structure to an omnibus account structure, or otherwise experiences increased costs, fees borne by the Shares may increase. The Janus Trustees have set limits on fees that the Acquiring Fund may incur with respect to shareholder services fees paid for omnibus or networked accounts. Such limits are subject to change by the Janus Trustees in the future. Janus Services also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Class S Shares and Class T Shares

Janus Services receives a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of Class S Shares and Class T Shares of the Acquiring Fund for providing, or arranging for the provision by intermediaries of, shareholder services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other non-distribution related shareholder services provided on behalf of shareholders of the Acquiring Fund. Order processing includes the submission of transactions through the NSCC or similar systems, or those processed on a manual basis with Janus. Other shareholder services may include the provision of order confirmations, periodic account statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and answering inquiries regarding accounts. Janus Services expects to use all or a significant portion of this fee to compensate intermediaries and retirement plan service providers for providing these services to their customers who invest in the Acquiring Fund. Janus Services or its affiliates may also pay fees for services provided by intermediaries to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Acquiring Fund.

Class D Shares

The Acquiring Fund pays an annual shareholder servicing fee of 0.12% of net assets of Class D Shares. These shareholder servicing fees are paid by Class D Shares of the Acquiring Fund for shareholder services provided by Janus Services. Janus Services provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, sub-accounting, answering inquiries regarding accounts, transaction processing, transaction confirmations, and the mailing of prospectuses and shareholder reports.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS OR ITS AFFILIATES

From their own assets, the Janus Adviser or its affiliates may pay selected brokerage firms or other financial intermediaries that sell certain classes of shares of the Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. The amount of these payments is determined from time to time by the Janus Adviser, may be substantial, and may differ for different financial intermediaries. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Sales- and asset-based payments currently range up to 25 basis points on sales and up to 20 basis points on average annual net assets of shares held through the intermediary and are subject to change. Payments based on transactional charges may include the payment or reimbursement of all or a portion of “ticket charges.” Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Payments made with respect to certain classes of shares may create an incentive for an intermediary to promote or favor other share classes of the Janus funds. The Janus Adviser and its affiliates consider a number of factors in making payments to financial intermediaries, including the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness of the intermediary to cooperate with Janus’ marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors may change from time to time. Currently, the payments mentioned above are limited to Class A Shares, Class C Shares, and for certain financial intermediaries with advisory platforms, Class I Shares, and only for the top 100 distributors (measured by sales or expected sales of shares of the Janus funds). Broker-dealer firms currently receiving or expected to receive these fees are listed in the Acquiring Fund’s SAI, which is incorporated by reference herein.

In addition, for all share classes (except Class N Shares and Class D Shares), the Janus Adviser, Janus Distributors, or their affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing other marketing or distribution-related services, as well as recordkeeping, sub-accounting, transaction processing, and other non-distribution related shareholder or administrative services (including payments for processing transactions via the NSCC or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services.

Janus or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Acquiring Fund. Janus or its affiliates may make payments to participate in intermediary marketing support programs which may provide Janus or its affiliates with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, business planning and strategy sessions with intermediary personnel, information on industry- or platform-specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

The receipt of (or prospect of receiving) payments, reimbursements, and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Janus funds’ shares over sales of another Janus funds’ share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Janus funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Janus funds in various ways within such financial intermediary’s organization.

From time to time, certain financial intermediaries approach Janus to request that Janus make contributions to certain charitable organizations. In these cases, Janus’ contribution may result in the financial intermediary, or its salespersons, recommending Janus funds over other mutual funds (or non-mutual fund investments).

The payment arrangements described above will not change the price an investor pays for shares nor the amount that a Janus fund receives to invest on behalf of the investor. However, as described elsewhere in this Joint Proxy Statement/Prospectus, your financial adviser and/or his or her firm may also receive 12b-1 fees and/or shareholder servicing fees in connection with your purchase and retention of Janus funds. When such fees are combined with the payments described above, the aggregate payments being made to a financial intermediary may be substantial. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of the Acquiring Fund and, if applicable, when considering which share class of the Acquiring Fund is most appropriate for you. Please contact your financial intermediary or plan sponsor for details on such arrangements.

PURCHASES

With certain exceptions, the Acquiring Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

With the exception of Class D Shares and Class I Shares, purchases of shares may generally be made only through institutional channels such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly with the Acquiring Fund in certain circumstances as described in the “Minimum Investment Requirements” section. Contact your financial intermediary, a Janus representative (1-800-333-1181) if you hold Class I Shares directly with Janus, or refer to your plan documents for information on how to invest in the Acquiring Fund, including additional information on minimum initial or subsequent investment requirements. Under certain circumstances, the Acquiring Fund may permit an in-kind purchase of shares. Your financial intermediary may charge you a separate or additional fee for processing purchases of shares. Only certain financial intermediaries are authorized to receive purchase orders on the Acquiring Fund’s behalf. As discussed under “Payments to Financial Intermediaries by Janus or its Affiliates,” Janus and its affiliates may make payments to brokerage firms or other financial intermediaries that were instrumental in the acquisition or retention of shareholders for the Acquiring Fund or that provide services in connection with investments in the Acquiring Fund. You should consider such arrangements when evaluating any recommendation of the Acquiring Fund.

Class D Shares are generally no longer being made available to new investors who do not already have a direct account with the Janus funds. Class D Shares are available only to investors who hold accounts directly with the Janus funds, to immediate family members or members of the same household of an eligible individual investor, and to existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus funds. Under certain limited circumstances, shareholders of other Janus share classes who no longer wish to hold shares through an intermediary may be eligible to purchase Class D Shares. In addition, directors, officers, and employees of JCG and its affiliates, as well as Janus Trustees and officers of the Janus Trust, may purchase Class D Shares. Under certain circumstances, where there has been a change in the form of ownership due to, for example, mandatory retirement distributions, legal proceedings, estate settlements, or the gifting of Shares, the recipient of Class D Shares may continue to purchase Class D Shares. Eligible investors can purchase Class D Shares directly through Janus by the following methods:

•	By calling Janus XpressLine™ at 1-888-979-7737, a 24-hour automated phone system;
•	By contacting a Janus representative at 1-800-525-3713 (TDD for the speech and hearing impaired, 1-800-525-0056);
•	By regular mail, Janus, P.O. Box 55932, Boston, MA 02205-5932;
•	By overnight mail, Janus, 30 Dan Road, Suite 55932, Canton, MA 02021-2809; or
•	Online, through janus.com.

The Acquiring Fund reserves the right to reject any purchase order, including exchange purchases, for any reason. The Acquiring Fund is not intended for excessive trading. For more information about the Acquiring Fund’s policy on excessive trading, refer to “Excessive Trading.”

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“U.S.A. PATRIOT Act”), your financial intermediary (or Janus, if you hold shares directly with Janus) is required to verify certain information on your account application as part of its Anti-Money Laundering Program. You will be required to provide your full name, date of birth, Social Security number, and permanent street address to assist in verifying your identity. You may also be asked to provide documents that may help to establish your identity. Until verification of your identity is made, your financial intermediary (or Janus, if you hold shares directly with Janus) may temporarily limit additional share purchases. In addition, your financial intermediary (or Janus, if you hold shares directly with Janus) may close an account if it is unable to verify a shareholder’s identity. Please contact your financial intermediary (or a Janus representative if you hold shares directly with Janus) if you need additional assistance when completing your application or additional information about the intermediary’s (or Janus’) Anti-Money Laundering Program.

In an effort to ensure compliance with this law, Janus’ Anti-Money Laundering Program (the “Program”) provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

With respect to Class D Shares, the Acquiring Fund has also adopted an identity theft policy (“Red Flag Policy”) to detect, prevent, and mitigate patterns, practices, or specific activities that indicate the possible existence of identity theft. The Acquiring Fund is required by law to obtain certain personal information which will be used to verify your identity. The Red Flag Policy applies to the opening of Acquiring Fund accounts and activity with respect to existing accounts.

Minimum Investment Requirements

Class A Shares, Class C Shares, Class S Shares, and Class T Shares

The minimum investment is $2,500 per Acquiring Fund account for non-retirement accounts and $500 per Acquiring Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information. In addition, accounts held through certain wrap programs may not be subject to these minimums. Investors should refer to their intermediary for additional information.

The maximum purchase in Class C Shares is $500,000 for any single purchase. The sales charge and expense structure of Class A Shares may be more advantageous for investors purchasing more than $500,000 of Acquiring Fund shares.

Class D Shares

The minimum investment is $2,500 per Acquiring Fund account for non-retirement accounts. For certain tax-deferred accounts or UGMA/UTMA accounts, the minimum investment is $1,000 without an automatic investment program, or $500 with an automatic investment program of $50 per month.

Class I Shares

The minimum investment is $1 million for institutional investors investing directly with Janus. Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the same Acquiring Fund. Accounts offered through an intermediary institution must meet the minimum investment requirements of $2,500 per Acquiring Fund account for non-retirement accounts and $500 per Acquiring Fund account for certain tax-deferred accounts or UGMA/UTMA accounts. Directors, officers, and employees of JCG and its affiliates, as well as Janus Trustees and officers of the Janus Trust, may purchase Class I Shares through certain financial intermediaries’ institutional platforms. For more information about this program and eligibility requirements, please contact a Janus representative at 1-800-333-1181. Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs. For additional information, contact your intermediary, plan sponsor, administrator, or a Janus representative, as applicable.

Class N Shares

Investors in a retirement plan through a third party administrator should refer to their plan documents or contact their plan administrator for information regarding account minimums.

Class A Shares, Class C Shares, Class D Shares, Class S Shares, Class I Shares, and Class T Shares

The Acquiring Fund reserves the right to annually request that intermediaries close Acquiring Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed provided you meet certain residency eligibility requirements. If you hold shares directly with the Acquiring Fund, you may receive written notice prior to the closure of your Acquiring Fund account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of a redemption.

The Acquiring Fund reserves the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

Systematic Purchase Plan

You may arrange for periodic purchases by authorizing your financial intermediary (or a Janus representative if you hold shares directly with Janus) to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

Initial Sales Charge

Class A Shares

An initial sales charge may apply to your purchase of Class A Shares of the Acquiring Fund based on the aggregate amount invested during the prior one-year period, as set forth in the table below. The sales charge is allocated between Janus Distributors and your financial intermediary. Sales charges, as expressed as a percentage of offering price and as a percentage of your net investment, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding.

Amount of Purchase at Offering Price	Class A Shares Sales Charge as a Percentage of Offering Price(1)(2)	Class A Shares Sales Charge as a Percentage of Net Amount Invested(2)
Under $50,000	5.75%	6.10%
$50,000 but under $100,000	4.50%	4.71%
$100,000 but under $250,000	3.50%	3.63%
$250,000 but under $500,000	2.50%	2.56%
$500,000 but under $1,000,000	2.00%	2.04%
$1,000,000 and above	None (3)	None
(1)	Offering Price includes the initial sales charge.
(2)	For the Henderson Target, the sales charges are as follows:

Amount of Purchase at Offering Price	Class A Shares Sales Charge as a Percentage of Offering Price(1)	Class A Shares Sales Charge as a Percentage of Net Amount Invested
Under $50,000	5.00%	5.26%
$50,000 but under $100,000	4.25%	4.44%
$100,000 but under $250,000	3.50%	3.63%
$250,000 but under $500,000	2.50%	2.56%
$500,000 but under $1,000,000	1.50%	1.52%
$1,000,000 and above	None (3)	None
(3)	A CDSC of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

The purchase totals eligible for these commissions are aggregated on a rolling one year basis so that the rate payable resets to the highest rate annually.

Qualifying for a Reduction or Waiver of Class A Shares Sales Charge

You may be able to lower your Class A Shares sales charge under certain circumstances. For example, you can combine Class A Shares and Class C Shares you already own (either in the Acquiring Fund or certain other Janus funds) with your current purchase of Class A Shares of the Acquiring Fund and certain other Janus funds (including Class C Shares of those funds) to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.

Class A Shares of the Acquiring Fund may be purchased without an initial sales charge by the following persons (and their spouses and children under 21 years of age): (i) registered representatives and other employees of intermediaries that have selling agreements with Janus Distributors to sell Class A Shares; (ii) directors, officers, and employees of JCG and its affiliates; and (iii) Janus Trustees and officers of the Janus Trust. In addition, the initial sales charge may be waived on purchases of Class A Shares through financial intermediaries that have entered into an agreement with Janus Distributors that allows for the waiver of the sales charge.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Acquiring Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described under “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Acquiring Fund shares, as the Acquiring Fund, its agents, or your financial intermediary may not retain this information.

Right of Accumulation. You may purchase Class A Shares of the Acquiring Fund at a reduced sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior day’s net asset value (net amount invested) of all Class A Shares of the Acquiring Fund and of certain other classes (Class A Shares and Class C Shares of the Janus Trust) of Janus funds then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order for your purchases and holdings to be aggregated for purposes of qualifying for such discount, they must have been made through one financial intermediary and you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent. You may obtain a reduced sales charge on Class A Shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A Shares (including Class A Shares in other series of the Janus Trust) over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A Shares acquired during the term of the Letter of Intent, minus (ii) the value of any redemptions of Class A Shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal stated in your Letter of Intent. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the investment goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts. To take advantage of lower Class A Shares sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse, and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

•	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);
•	solely controlled business accounts; and
•	single participant retirement plans.

To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse, and your children under age 21 have at the time of your purchase.

You may access information regarding sales loads, breakpoint discounts, and purchases of the Acquiring Fund’s shares, free of charge, and in a clear and prominent format, on our website at janus.com/breakpoints, and by following the appropriate hyperlinks to the specific information.

Commission on Class C Shares

Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans or other financial intermediaries will not receive this amount if they receive 12b-1 fees from the time of initial investment of assets in Class C Shares.

EXCHANGES

With certain exceptions, the Acquiring Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

Contact your financial intermediary, a Janus representative if you hold shares directly with Janus, or consult your plan documents to exchange into other funds in the Janus Trust. Be sure to read the prospectus of the fund into which you are exchanging. An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).

•	You may generally exchange shares of the Acquiring Fund for shares of the same class of any other fund in the Janus Trust offered through your financial intermediary or qualified plan, with the exception of the Janus money market funds. Only accounts held by individual investors will be allowed to exchange to Janus Money Market Fund; all other account types can only exchange to Janus Government Money Market Fund.
•	You may also exchange shares of one class for another class of shares within the same fund, provided the eligibility requirements of the class of shares to be received are met. Same-fund exchanges will generally only be processed in instances where there is no CDSC on the shares to be exchanged and no initial sales charge on the shares to be received. The Acquiring Fund’s fees and expenses differ between share classes. Please read the prospectus for the share class you are interested in prior to investing in that share class. Contact your financial intermediary or consult your plan documents for additional information.
•	You must meet the minimum investment amount for each fund.
•	The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Acquiring Fund may suspend or terminate the exchange privilege of any investor who is identified as having a pattern of short-term trading. The Acquiring Fund will work with intermediaries to apply the Acquiring Fund’s exchange limit. However, the Acquiring Fund may not always have the ability to monitor or enforce the trading activity in such accounts. For more information about the Acquiring Fund’s policy on excessive trading, refer to “Excessive Trading.”
•	The Acquiring Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

Waiver of Sales Charges

Class A Shares received through an exchange of Class A Shares of another fund of the Janus Trust will not be subject to any initial sales charge of the Acquiring Fund’s Class A Shares. Class A Shares or Class C Shares received through an exchange of Class A Shares or Class C Shares, respectively, of another fund of the Janus Trust will not be subject to any applicable CDSC at the time of the exchange. Any CDSC applicable to redemptions of Class A Shares or Class C Shares will continue to be measured on the Shares received by exchange from the date of your original purchase. For more information about the CDSC, please refer to “Redemptions.” While Class C Shares do not have any front-end sales charges, their higher annual fund operating expenses mean that over time, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

REDEMPTIONS

With certain exceptions, the Acquiring Fund is generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Acquiring Fund.

Redemptions, like purchases, may generally be effected only through financial intermediaries, retirement platforms, and by certain direct investors holding Class D Shares or Class I Shares. Please contact your financial intermediary, a Janus representative if you hold shares directly with Janus, or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Shares of the Acquiring Fund may be redeemed on any business day on which the Acquiring Fund’s NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by the Acquiring Fund or its agents. Redemption proceeds, less any applicable CDSC for Class A Shares or Class C Shares, will normally be sent the business day following receipt of the redemption order.

The Acquiring Fund reserves the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Acquiring Fund to redeem its shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

The Acquiring Fund reserves the right to annually request that intermediaries close Acquiring Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed provided you meet certain residency eligibility requirements. If you hold shares directly with the Acquiring Fund, you may receive written notice prior to the closure of your Acquiring Fund account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of a redemption.

Large Shareholder Redemptions

Certain large shareholders, such as other funds, institutional investors, financial intermediaries, individuals, accounts, and Janus affiliates, may from time to time own (beneficially or of record) or control a significant percentage of the Acquiring Fund’s shares. Redemptions by these large shareholders of their holdings in the Acquiring Fund may cause the Acquiring Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Acquiring Fund’s NAV and liquidity. Similarly, large Acquiring Fund share purchases may adversely affect the Acquiring Fund’s performance to the extent that the Acquiring Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Acquiring Fund’s current expenses being allocated over a smaller asset base, which could lead to an increase in the Acquiring Fund’s expense ratio.

Redemptions In-Kind

Shares normally will be redeemed for cash, although the Acquiring Fund reserves the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a fund, by delivery of securities selected from its assets at its discretion. However, the Acquiring Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Acquiring Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Acquiring Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash, and may potentially include illiquid securities. Illiquid securities may not be able to be sold quickly or at a price that reflects full value, or there may not be a market for such securities, which could cause the redeeming shareholder to realize losses on the security if the security is sold at a price lower than that at which it had been valued. If the Acquiring Fund makes an in-kind payment, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash, whereas such costs are borne by the Acquiring Fund for cash redemptions.

While the Acquiring Fund may pay redemptions in-kind, the Acquiring Fund may instead choose to raise cash to meet redemption requests through the sale of fund securities or permissible borrowings. If the Acquiring Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Acquiring Fund’s NAV and may increase brokerage costs.

Systematic Withdrawal Plan

Class A Shares and Class C Shares

You may arrange for periodic redemptions of Class A Shares or Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with Janus Distributors. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Class D Shares, Class S Shares, Class I Shares, Class N Shares, and Class T Shares

You may arrange for periodic redemptions by authorizing your financial intermediary (or a Janus representative if you hold shares directly with Janus) to redeem a specified amount from your account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary or a Janus representative for details.

Contingent Deferred Sales Charge

Class A Shares and Class C Shares

A 1.00% CDSC may be deducted with respect to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase, unless any of the CDSC waivers listed apply. A 1.00% CDSC will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares or Class C Shares redeemed, as applicable.

CDSC Waivers

There are certain cases in which you may be exempt from a CDSC charged to Class A Shares and Class C Shares. Among others, these include:

•	Upon the death or disability of an account owner;
•	Retirement plans and certain other accounts held through a financial intermediary that has entered into an agreement with Janus Distributors to waive CDSCs for such accounts;
•	Retirement plan shareholders taking required minimum distributions;
•	The redemption of Class A Shares or Class C Shares acquired through reinvestment of Acquiring Fund dividends or distributions;
•	The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class A Shares or Class C Shares during the period during which the CDSC applied; or
•	If the Acquiring Fund chooses to liquidate or involuntarily redeem shares in your account.

To keep the CDSC as low as possible, Class A Shares or Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

Reinstatement Privilege

After you have redeemed Class A Shares, you have a one-time right to reinvest the proceeds into Class A Shares of the same or another fund within 90 days of the redemption date at the current NAV (without an initial sales charge). You will not be reimbursed for any CDSC paid on your redemption of Class A Shares.

EXCESSIVE TRADING

Excessive and Short-Term Trading Policies and Procedures

The Janus Trustees have adopted policies and procedures with respect to short-term and excessive trading of Acquiring Fund shares (“excessive trading”). The Acquiring Fund is intended for long-term investment purposes, and the Acquiring Fund will take reasonable steps to attempt to detect and deter short-term and excessive trading. Transactions placed in violation of the Acquiring Fund’s exchange limits or excessive trading policies and procedures may be cancelled or rescinded by the Acquiring Fund by the next business day following receipt by the Acquiring Fund. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Acquiring Fund may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries. By their nature, omnibus accounts, in which purchases and redemptions of the Acquiring Fund’s shares by multiple investors are aggregated by the intermediary and presented to the Acquiring Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from the Acquiring Fund and its agents. This makes the elimination of excessive trading in the accounts impractical without the assistance of the intermediary.

The Janus funds attempt to deter excessive trading through at least the following methods:

•	exchange limitations as described under “Exchanges;”
•	trade monitoring; and
•	fair valuation of securities as described under “Pricing of Acquiring Fund Shares.”

The Acquiring Fund monitors for patterns of shareholder short-term trading and may suspend or permanently terminate the purchase and exchange privilege of any investor who is identified as having a pattern of short-term trading. The Acquiring Fund at all times reserves the right to reject any purchase or exchange request and to modify or terminate the purchase and exchange privileges for any investor for any reason without prior notice, in particular, if the trading activity in the account(s) is deemed to be disruptive to the Acquiring Fund. For example, the Acquiring Fund may refuse a purchase order if the investment personnel believe they would be unable to invest the money effectively in accordance with the Acquiring Fund’s investment policies or the Acquiring Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

The Janus Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days’ notice to shareholders of that fund.

Investors who place transactions through the same financial intermediary on an omnibus basis may be deemed part of a group for the purpose of the Acquiring Fund’s excessive trading policies and procedures and may be rejected in whole or in part by the Acquiring Fund. The Acquiring Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Acquiring Fund, and thus the Acquiring Fund may have difficulty curtailing such activity. Transactions accepted by a financial intermediary in violation of the Acquiring Fund’s excessive trading policies may be cancelled or revoked by the Acquiring Fund by the next business day following receipt by the Acquiring Fund.

In an attempt to detect and deter excessive trading in omnibus accounts, the Acquiring Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting future purchases by investors who have recently redeemed Acquiring Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Acquiring Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

Generally, the Acquiring Fund’s excessive trading policies and procedures do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; (iii) periodic rebalancing and identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations; and (iv) systematic purchase, exchange, or redemption programs.

The Acquiring Fund’s policies and procedures regarding excessive trading may be modified at any time by the Janus Trustees.

Excessive Trading Risks

Excessive trading may present risks to the Acquiring Fund’s long-term shareholders. Excessive trading into and out of the Acquiring Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Acquiring Fund shareholders, and may increase Acquiring Fund expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

Funds that invest in non-U.S. securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a fund based on events occurring after the close of a foreign market that may not be reflected in the fund’s NAV (referred to as “price arbitrage”). Such arbitrage opportunities may also arise in funds which do not invest in non-U.S. securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that the Acquiring Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Acquiring Fund, which negatively impacts long-term shareholders. Although the Acquiring Fund has adopted valuation policies and procedures intended to reduce the Acquiring Fund’s exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of shares held by the Acquiring Fund.

Although the Acquiring Fund takes steps to detect and deter excessive trading pursuant to the policies and procedures described in the Acquiring Fund’s prospectuses and approved by the Janus Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Acquiring Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Acquiring Fund and its agents. This makes the Acquiring Fund’s identification of excessive trading transactions in the Acquiring Fund through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Although the Acquiring Fund encourages intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Acquiring Fund cannot eliminate completely the possibility of excessive trading.

Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to excessive trading in the Acquiring Fund.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

The Mutual Fund Holdings Disclosure Policies and Procedures adopted by the Janus Adviser and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds’ portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

•	Full Holdings. The Acquiring Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Acquiring Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Acquiring Fund at janus.com/info.

The Acquiring Fund may provide, upon request, historical full holdings on a monthly basis for periods prior to the previous quarter-end subject to a written confidentiality agreement.

•	Top Holdings. The Acquiring Fund’s top portfolio holdings, in order of position size and as a percentage of a Fund’s total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag.
•	Other Information. The Acquiring Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors may include the percentage of contribution/detraction to Fund performance.

Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Janus may exclude from publication on its websites all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds. Under extraordinary circumstances, exceptions to the Mutual Fund Holdings Disclosure Policies and Procedures may be made by Janus’ Chief Investment Officer(s) or their delegates. All exceptions shall be preapproved by the Chief Compliance Officer or his designee. Such exceptions may be made without prior notice to shareholders. A summary of the Acquiring Fund’s portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Acquiring Fund’s SAI, which is incorporated by reference herein.

CLOSED FUND POLICIES

The Acquiring Fund may limit sales of its shares to new investors. If sales of the Acquiring Fund are limited, it is expected that existing shareholders invested in the Acquiring Fund would be permitted to continue to purchase shares through their existing Acquiring Fund accounts and to reinvest any dividends or capital gains distributions in such accounts, absent unusual circumstances. Requests for new accounts into a closed fund would be reviewed by management, taking into consideration eligibility requirements and whether the addition to the fund is believed to negatively impact existing fund shareholders. The closed fund may decline opening new accounts, including eligible new accounts, if it would be in the best interests of the fund and its shareholders. If applicable, additional information regarding general policies and exceptions can be found in a closed fund’s prospectuses.

SHAREHOLDER COMMUNICATIONS

Statements and Reports

Your financial intermediary or plan sponsor (or Janus, if you hold shares directly with Janus) is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor (or Janus, if you hold shares directly with Janus) is responsible for providing annual and semiannual reports, including the financial statements of the Acquiring Fund. These reports show the Acquiring Fund’s investments and the market value of such investments, as well as other information about the Acquiring Fund and its operations. Please contact your financial intermediary or plan sponsor (or a Janus representative, if you hold shares directly with Janus) to obtain these reports. The Acquiring Fund’s fiscal year ends September 30.

Lost (Unclaimed/Abandoned) Accounts

It is important to maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned as undeliverable. Based upon statutory requirements for returned mail, your financial intermediary or plan sponsor (or Janus, if you hold shares directly with Janus) is required to attempt to locate the shareholder or rightful owner of the account. If the financial intermediary or plan sponsor (or Janus) is unable to locate the shareholder, then the financial intermediary or plan sponsor (or Janus) is legally obligated to deem the property “unclaimed” or “abandoned,” and after a specified period of time escheat (or transfer) unclaimed property (including shares of a mutual fund) to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. Further, your mutual fund account may be deemed “unclaimed” or “abandoned,” and subsequently transferred to your state of residence if no activity (as defined by that state) occurs within your account during the time frame specified in your state’s unclaimed property laws. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution check(s) sent to you during the time the check(s) remained uncashed.

DISTRIBUTIONS

To avoid taxation of the Acquiring Fund, the Code requires the Acquiring Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. Distributions are made at the class level, so they may vary from class to class within the Acquiring Fund.

Distribution Schedule

Dividends from net investment income and distributions of net capital gains are normally declared and distributed in December but, if necessary, may be distributed at other times as well. For shareholders investing through a financial intermediary, the date you receive your distribution may vary depending on how your intermediary processes trades. Please consult your intermediary for details.

How Distributions Affect the Acquiring Fund’s NAV

Distributions are paid to shareholders as of the record date of a distribution of the Acquiring Fund, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in the Acquiring Fund’s daily NAV. The share price of the Acquiring Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Acquiring Fund declared a dividend in the amount of $0.25 per share. If the Acquiring Fund’s share price was $10.00 on December 30, the Acquiring Fund’s share price on December 31 would be $9.75, barring market fluctuations. You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

“Buying a Dividend”

If you purchase shares of the Acquiring Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.” In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Acquiring Fund would pay you $0.25 per share as a dividend and your shares would then be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for U.S. federal income tax purposes, even though you may not have participated in the increase in NAV of the Acquiring Fund, whether or not you reinvested the dividends. You should consult with your financial intermediary or tax adviser as to potential tax consequences of any distributions that may be paid shortly after purchase.

For your convenience, distributions of net investment income and net capital gains are automatically reinvested in additional shares of the Acquiring Fund without any sales charge. To receive distributions in cash, contact your financial intermediary or a Janus representative if you hold shares directly with Janus. Whether reinvested or paid in cash, the distributions may be subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAXES

As with any investment, you should consider the tax consequences of investing in the Acquiring Fund. The following is a brief and general discussion of certain U.S. federal income tax consequences of investing in the Acquiring Fund. The discussion does not apply to qualified tax-deferred accounts or other non-taxable entities or to non-U.S. investors, nor is it a complete analysis of the U.S. federal income tax implications of investing in the Acquiring Fund. You should consult your tax adviser regarding the effect that an investment in the Acquiring Fund may have on your particular tax situation, including the federal, state, local, and foreign tax consequences of your investment.

Taxes on Distributions

Distributions by the Acquiring Fund are subject to U.S. federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Acquiring Fund. Distributions from investment company taxable income (which includes dividends, interest, and realized net short-term capital gains), other than qualified dividend income, are taxable to shareholders as ordinary income. Properly reported distributions of qualified dividend income are taxed to individuals and other noncorporate shareholders at long-term capital gain rates, provided certain holding period and other requirements are satisfied. Properly reported distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held Acquiring Fund shares. In certain states, a portion of the distributions (depending on the sources of the Acquiring Fund’s income) may be exempt from state and local taxes. Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to an additional 3.8% Medicare contribution tax on “net investment income.” Net investment income includes dividends paid by the Acquiring Fund and capital gains from any sale or exchange of Acquiring Fund shares. The Acquiring Fund’s investment company taxable income and capital gains are distributed to (and may be taxable to) those persons who are shareholders of the Acquiring Fund at the record date of such payments. Although the Acquiring Fund’s total net income and net realized gain are the results of its operations, the per share amount distributed or taxable to shareholders is affected by the number of Acquiring Fund shares outstanding at the record date. Distributions declared to shareholders of record in October, November, or December and paid on or before January 31 of the succeeding year will be treated for U.S. federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared. Generally, account tax information will be made available to shareholders on or before February 15 of each year. Information regarding distributions may also be reported to the Internal Revenue Service.

Distributions made by the Acquiring Fund with respect to Shares purchased through a qualified retirement plan will generally be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to U.S. federal income tax at ordinary income rates and, if made before age 59 1/2, a 10% penalty tax may be imposed. The U.S. federal income tax status of your investment depends on the features of your qualified plan. For further information, please contact your plan sponsor or tax adviser.

Taxes on Sales or Exchanges

Any time you sell or exchange shares of the Acquiring Fund in a taxable account (including in a redemption), it is considered a taxable event. For U.S. federal income tax purposes, an exchange is treated the same as a sale. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year and if not held for such period, as a short-term capital gain or loss. Any tax liabilities generated by your transactions are your responsibility.

The Acquiring Fund may be required to withhold U.S. federal income tax on all distributions and redemptions payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is applied.

If a shareholder does not meet the requirements of the Foreign Account Tax Compliance Act (“FATCA”), the Acquiring Fund may be required to impose a 30% U.S. withholding tax on distributions and proceeds from the sale or other disposition of shares in the Acquiring Fund. FATCA withholding will generally apply to payments of dividends and, after December 31, 2018, payments of gross proceeds from sales of Acquiring Fund shares and distributions of net capital gains made. Shareholders should consult their individual tax advisers regarding the possible implications of this legislation.

For Shares purchased on or after January 1, 2012 and sold thereafter from a taxable account, your intermediary (or Janus, if you hold shares directly with Janus) will report cost basis information to you and to the IRS. Your intermediary (or Janus) will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method, unless you hold shares directly with Janus in which case the Acquiring Fund will use an average cost basis method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the cost basis reporting laws apply to you and your investments.

Taxation of the Acquiring Fund

Dividends, interest, and some capital gains received by the Acquiring Fund on non-U.S. securities may be subject to foreign tax withholding or other foreign taxes. If the Acquiring Fund is eligible, it may from year to year make the election permitted under Section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit. If the Acquiring Fund makes such election, foreign taxes paid by the Acquiring Fund will be reported to shareholders as income and shareholders may claim a tax credit or deduction for such taxes, subject to certain limitations. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Acquiring Fund.

Certain Acquiring Fund transactions may involve short sales, futures, options, swap agreements, hedged investments, and other similar transactions, and may be subject to special provisions of the Code that, among other things, can potentially affect the character, amount, and timing of distributions to shareholders, and utilization of capital loss carryforwards. The Acquiring Fund will monitor its transactions and may make certain tax elections and use certain investment strategies where applicable in order to mitigate the effect of these tax provisions, if possible.

The Acquiring Fund does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Code, including the distribution each year of all or substantially all of its investment company taxable income and net capital gains. It is important that the Acquiring Fund meets these requirements so that any earnings on your investment will not be subject to federal income taxes twice. If the Acquiring Fund invests in partnerships, it may be subject to state tax liabilities.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Acquiring Fund’s financial performance for each fiscal period shown. Items “Net asset value, beginning of period” through “Net asset value, end of period” reflect financial results for a single Acquiring Fund share. The gross expense ratio reflects expenses prior to any expense offset arrangement and waivers (reimbursements), if applicable. The net expense ratio reflects expenses after any expense offset arrangement and waivers (reimbursements), if applicable. The information for the fiscal periods shown has been audited by [            ], whose report, along with the Acquiring Fund’s financial statements, is included in the Annual Reports, which are available upon request, and incorporated by reference into the Fund’s SAI.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the shares of the Acquiring Fund (assuming reinvestment of all dividends and distributions).

APPENDIX D

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Funds may invest, as well as some general investment terms. The Funds may invest in these instruments to the extent permitted by their investment objectives and policies. The Funds are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Joint Proxy Statement/Prospectus.

EQUITY AND DEBT SECURITIES

Average-Weighted Effective Maturity is a measure of a bond’s maturity. The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by a Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

Bank loans include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. There are also risks involved in purchasing assignments. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. The Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower’s obligations or that any collateral could be liquidated. A Fund may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Fund’s NAV.

Bonds are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

Certificates of Participation (“COPs”) are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. Refer to “Municipal lease obligations” below.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”).

Common stocks are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer’s board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Debt securities are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

Duration is a measurement of price sensitivity to interest rate changes. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by a Fund with each duration “weighted” according to the percentage of net assets that it represents. Because duration accounts for interest payments, a Fund’s duration is usually shorter than its average maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter duration. For example, the price of a bond portfolio with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. A Fund with a longer portfolio duration is more likely to experience a decrease in its share price as interest rates rise.

Equity securities generally include domestic and non-U.S. common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

Exchange-traded funds (“ETFs”) are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/high-risk bonds are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor’s and Fitch, or Ba or lower by Moody’s). Other terms commonly used to describe such bonds include “lower rated bonds,” “non-investment grade bonds,” and “junk bonds.”

Industrial development bonds are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. Refer to “Municipal securities” below.

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt instruments. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Mortgage dollar rolls are transactions in which a Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A “dollar roll” can be viewed as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash.

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality’s credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

Municipal securities are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility, or revenue source.

Pass-through securities are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

Passive foreign investment companies (“PFICs”) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that a Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Real estate investment trust (“REIT”) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are in direct ownership of either income property or mortgage loans.

Rule 144A securities are securities that are not registered for sale to the general public under the 1933 Act, but that may be resold to certain institutional investors.

Standby commitment is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the “underlying index”). The floating rate tends to decrease the security’s price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

Zero coupon bonds are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

FUTURES, OPTIONS, AND OTHER DERIVATIVES

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Derivatives are financial instruments whose performance is derived from the performance of another asset (stock, bond, commodity, currency, interest rate or market index). Types of derivatives can include, but are not limited to options, forward contracts, swaps, and futures contracts.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities, and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Fund may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Fund may buy and sell futures contracts on non-U.S. currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges. To the extent a Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Inflation-linked swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices). By design, one of the reference indices is an inflation index, such as the Consumer Price Index.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Inverse floaters are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security’s market value.

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Fund may purchase and write put and call options on securities, securities indices, and foreign currencies. A Fund may purchase or write such options individually or in combination.

Participatory notes are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

Cash sweep program is an arrangement in which a Fund’s uninvested cash balance is used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles at the end of each day.

Diversification is a classification given to a fund under the 1940 Act. Funds are classified as either “diversified” or “nondiversified.” To be classified as “diversified” under the 1940 Act, a fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer. A fund that is classified as “nondiversified” under the 1940 Act, on the other hand, has the flexibility to take larger positions in a smaller number of issuers than a fund that is classified as “diversified.” However, because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified.

Industry concentration for purposes under the 1940 Act is the investment of 25% or more of a Fund’s total assets in an industry or group of industries.

Leverage is investment exposure which exceeds the initial amount invested. Leverage occurs when a Fund increases its assets available for investment using reverse repurchase agreements or other similar transactions. In addition, other investment techniques, such as short sales and certain derivative transactions, can create a leveraging effect. Engaging in transactions using leverage or those having a leveraging effect subjects a Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing a Fund to be more volatile than if it had not been leveraged. Certain commodity-linked derivative investments may subject a Fund to leveraged market exposure to commodities. In addition, a Fund’s assets that are used as collateral to secure short sale transactions may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase collateral. There is no assurance that a leveraging strategy will be successful.

Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding. Market capitalization is an important investment criterion for certain funds, while others do not emphasize investments in companies of any particular size.

Net long is a term used to describe when a Fund’s assets committed to long positions exceed those committed to short positions.

Repurchase agreements involve the purchase of a security by a Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Short sales in which a Fund may engage may be either “short sales against the box” or other short sales. Short sales against the box involve selling short a security that a Fund owns, or the Fund has the right to obtain the amount of the security sold short at a specified date in the future. A Fund may also enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Fund will realize a short-term capital gain. Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future–i.e., beyond normal settlement. A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

APPENDIX E

COMPARISON OF STATE LAWS

Comparison of Delaware and Massachusetts State Laws

The laws governing Massachusetts business trusts and Delaware statutory trusts have similar effect, but they differ in certain respects. Both the Massachusetts Business Trust Law (the “MA Statute”) and the Delaware Statutory Trust Act (the “DE Statute”) permit a trust’s governing instrument to contain provisions relating to shareholder rights and removal of trustees, and provide trusts with the ability to amend or restate the trust’s governing instruments. However, the MA Statute is silent on many of the salient features of a Massachusetts business trust (a “MA Trust”) whereas the DE Statute provides guidance and offers a significant amount of operational flexibility to Delaware statutory trusts (a “DE Trust”). The DE Statute provides that the shareholders and trustees of a DE Trust are not liable for obligations of the trust. Under the MA Statute, shareholders and trustees are potentially liable for trust obligations. The DE Statute authorizes the trustees to take various actions without requiring shareholder approval if permitted by a fund’s governing instruments. For example, trustees may have the power to amend the DE Trust’s trust instrument, merge or consolidate a fund with another entity and to change the DE Trust’s domicile, in each case without a shareholder vote.

The following is a discussion of only certain material differences between the DE Statute and MA Statute, as applicable, and is not a complete description of those documents or law. Further information about each Fund’s current trust structure is contained in such Fund’s organizational documents and in relevant state law.

	Delaware Statutory Trust	Massachusetts Business Trust
Governing Documents/ Governing Body	A DE Trust is formed by the filing of a certificate of trust with the Delaware Secretary of State. A DE Trust is an unincorporated association organized under the DE Statute whose operations are governed by its governing document (which may consist of one or more documents). Its business and affairs are managed by or under the direction of one or more trustees. As described in this chart, DE Trusts are granted a significant amount of organizational and operational flexibility. Delaware law makes it easy to obtain needed shareholder approvals, and also permits the management of a DE Trust to take various actions without being required to make state filings or obtain shareholder approval.	A MA Trust is created by the
trustees’ execution of a written
declaration of trust. A MA Trust is
required to file the declaration of
trust with the Secretary of the
Commonwealth of Massachusetts
and with the clerk of every city or
town in Massachusetts where the
trust has a usual place of business. A
MA Trust is a voluntary association
with transferable shares of beneficial
interests, organized under the MA
Statute. A MA Trust is considered to
be a hybrid, having characteristics of
both corporations and common law
trusts. A MA Trust’s operations are
governed by a trust document and
bylaws. The business and affairs of a
MA Trust are managed by or under
the direction of a board of trustees.

MA Trusts are also granted a
significant amount of organizational
and operational flexibility. The MA
Statute is silent on most of the salient
features of MA Trusts, thereby
allowing trustees to freely structure
the MA Trust. The MA Statute does
not specify what information must be
contained in the declaration of trust,
nor does it require a registered officer
or agent for service of process.

Ownership Shares of Interest	Under both the DE Statute and the MA Statute, the ownership interests in a DE Trust and MA Trust, as applicable, are denominated as “beneficial interests” and are held by “beneficial owners.”

	Delaware Statutory Trust	Massachusetts Business Trust
Series and Classes	Under the DE Statute, the governing document may provide for classes, groups or series of shares, having such relative rights, powers and duties as shareholders set forth in the governing document. Such classes, groups or series may be described in a DE Trust’s governing document or in resolutions adopted by its trustees.	The MA Statute is silent as to any requirements for the creation of such series or classes. As a matter of practice, MA Trusts routinely create such series and classes.
Shareholder Voting Rights	Under the DE Statute, the governing document may set forth any provision relating to trustee and shareholder voting rights, including the withholding of such rights from certain trustees or shareholders. If voting rights are granted, the governing document may contain any provision relating to the exercise of voting rights. No state filing is necessary and, unless required by the governing document, shareholder approval is not needed.	There is no provision in the MA Statute addressing voting by the shareholders of a MA Trust.
Quorum	Under the DE Statute, the governing document may set forth any provision relating to quorum requirements at meetings of shareholders.	There is no provision in the MA Statute addressing quorum requirements at meetings of shareholders of a MA Trust.
Shareholder Meetings	Neither the DE Statute nor the MA Statute mandates an annual shareholders’ meeting.
Organization at Meetings	Neither the DE Statute nor the MA Statute contain provisions relating to the organization of shareholder meetings.
Record Dates	Under the DE Statute, the governing document may provide for record dates.	There is no record date provision in the MA Statute.
Qualification and Election of Trustees	Under the DE Statute, the governing documents may set forth the manner in which trustees are elected and qualified.	The MA Statute does not contain provisions relating to the election and qualification of trustees of a MA Trust.
Removal of Trustees	Under the DE Statute, the governing documents of a DE Trust may contain any provision relating to the removal of trustees; provided, however, that there shall at all times be at least one trustee of a DE Trust.	The MA Statute does not contain provisions relating to the removal of trustees of a MA Trust.
Restriction on Transfer	Neither the DE Statute nor the MA Statute contain provisions relating to the ability of a DE Trust or MA Trust, as applicable, to restrict transfers of beneficial interests.

	Delaware Statutory Trust	Massachusetts Business Trust
Preemptive Rights and Redemption of Shares	Under each of the DE Statute and the MA Statute, a governing document may contain any provision relating to the rights, duties and obligations of the shareholders.
Liquidation Upon Dissolution or Termination Event	Under the DE Statute, a DE Trust that has dissolved shall first pay or make reasonable provision to pay all known claims and obligations, including those that are contingent, conditional and unmatured, and all known claims and obligations for which the claimant is unknown. Any remaining assets shall be distributed to the shareholders or as otherwise provided in the governing document.	The MA Statute has no provisions pertaining to the liquidation of a MA Trust.
Shareholder Liability	Under the DE Statute, except to the extent otherwise provided in the governing document of a DE Trust, shareholders of a DE Trust are entitled to the same limitation of personal liability extended to shareholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware.	The MA Statute does not include an
express provision relating to the
limitation of liability of the
shareholders of a MA Trust. The
shareholders of a MA Trust could
potentially be held personally liable
for the obligations of the trust,
notwithstanding an express provision
in the governing document stating
that the shareholders are not
personally liable in connection with
trust property or the acts, obligations
or affairs of the MA Trust.
Trustee/Director Liability

Subject to the provisions in the governing document, the DE Statute provides that a trustee or any other person managing the DE Trust, when acting in such capacity, will not be personally liable to any person other than the DE Trust or a shareholder of the DE Trust for any act, omission or obligation of the DE Trust or any trustee.

The DE Statute provides that trustees of a statutory trust that is registered as an investment company under the 1940 Act shall have the same fiduciary duties as directors of private corporations for profit organized under the General Corporation Law of the State of Delaware, unless otherwise provided in the governing document of the statutory trust.

To the extent that at law or in equity a trustee has duties (including fiduciary duties) and liabilities to the DE Trust and its shareholders, such duties and liabilities may be expanded or restricted by the governing document.

The MA Statute does not include an
express provision limiting the
liability of the trustee of a MA Trust.
The trustees of a MA Trust could
potentially be held personally liable
for the obligations of the trust.

	Delaware Statutory Trust	Massachusetts Business Trust
Indemnification	Subject to such standards and restrictions as may be contained in the governing document of a DE Trust, the DE Statute authorizes a DE Trust to indemnify and hold harmless any trustee, shareholder or other person from and against any and all claims and demands.	The MA Statute is silent as to the indemnification of trustees, officers and shareholders.
Insurance	Neither the DE Statute nor the MA Statute contain provisions regarding insurance.
Shareholder Right of Inspection	Under the DE Statute, except to the extent otherwise provided in the governing document of a DE Trust and subject to reasonable standards established by the trustees, each shareholder has the right, upon reasonable demand for any purpose reasonably related to the shareholder’s interest as a shareholder, to obtain from the DE Trust certain information regarding the governance and affairs of the DE Trust, including a current list of the name and last known address of each beneficial owner and trustee. In addition, the DE Statute permits the trustees of a DE Trust to keep confidential from shareholders for such period of time as deemed reasonable any information that the trustees in good faith believe would not be in the best interest of the DE Trust to disclose or that could damage the DE Trust or that the DE Trust is required by law or by agreement with a third party to keep confidential.	There is no provision in the MA Statute relating to shareholder inspection rights.
Derivative Actions	Under the DE Statute, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (a) was a shareholder at the time of the transaction complained about or (b) acquired the status of shareholder by operation of law or pursuant to the governing document from a person who was a shareholder at the time of the transaction. A shareholder’s right to bring a derivative action may be subject to such additional standards and restrictions, if any, as are set forth in the governing document.	There is no provision under the MA Statute regarding derivative actions.

	Delaware Statutory Trust	Massachusetts Business Trust
Arbitration of Claims	The DE Statute provides flexibility as to providing for arbitration pursuant to the governing documents of a DE Trust.	There is no provision under the MA Statute regarding arbitration.
Amendments to Governing Documents	The DE Statute provides broad flexibility as to the manner of amending and/or restating the governing document of a DE Trust. Amendments to the declaration that do not change the information in the DE Trust’s certificate of trust are not required to be filed with the Delaware Secretary of State.	The MA Statute provides broad
flexibility as to the manner of
amending and/or restating the
governing document of a MA Trust.
The MA Statute provides that the
trustees shall, within thirty days after
the adoption of any amendment to the
declaration of trust, file a copy with
the Secretary of the Commonwealth
of Massachusetts and with the clerk
of every city or town in
Massachusetts where the trust has a
usual place of business.

APPENDIX F

FORM OF NEW ADVISORY AGREEMENT

JANUS INVESTMENT FUND

FORM OF PROPOSED INVESTMENT ADVISORY AGREEMENT

[JANUS HENDERSON EMERGING MARKETS FUND]

THIS INVESTMENT ADVISORY AGREEMENT (the “Agreement”) is made this     day of                 , 2017, between JANUS INVESTMENT FUND, a Massachusetts business trust (the “Trust”), and [JANUS HENDERSON CAPITAL MANAGEMENT LLC], a Delaware limited liability company (“JCM”).

W I T N E S S E T H:

WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and has registered its shares for public offering under the Securities Act of 1933, as amended (the “1933 Act”); and

WHEREAS, the Trust is authorized to create separate funds, each with its own separate investment portfolio of which the beneficial interests are represented by a separate series of shares; one of such funds created by the Trust being designated as the [Janus Henderson Emerging Markets Fund] (the “Fund”); and

WHEREAS, the Trust and JCM deem it mutually advantageous that JCM should be appointed as investment adviser to the Fund.

NOW, THEREFORE, the parties agree as follows:

1.    Appointment. The Trust hereby appoints JCM as investment adviser and manager with respect to the Fund for the period and on the terms set forth in this Agreement. JCM hereby accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

2.    Investment Advisory Services. JCM shall determine the securities or other assets to be purchased, sold or held and shall place orders for the purchase or sale of such securities or other assets with brokers, dealers or others. JCM shall furnish continuous advice and recommendations to the Fund, and have authority to act with respect thereto, as to the acquisition, holding, or disposition of any or all of the securities or other assets which the Fund may own or contemplate acquiring from time to time. JCM shall give due consideration to the investment policies and restrictions and the other statements concerning the Fund in the Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), Amended and Restated Bylaws (“Bylaws”), and registration statements under the 1940 Act and the 1933 Act, and to the provisions of the Internal Revenue Code, as amended from time to time, applicable to the Fund as a regulated investment company. In addition, JCM shall cause its officers to attend meetings and furnish oral or written reports, as the Trust may reasonably require, in order to keep the Trustees and appropriate officers of the Trust fully informed as to the condition of the investment portfolio of the Fund. Subject to the approval of the Trustees of the Trust and, if required, the shareholders of the Fund, JCM is authorized to engage one or more subadvisers in connection with JCM’s duties and responsibilities under this Agreement, which subadvisers may be affiliates of JCM. [Subject to the approval of the Trustees of the Trust and, if required, the shareholders of the Fund, the Adviser is authorized to engage one or more subadvisers in connection with the Adviser’s duties and responsibilities under this Agreement, which subadvisers may be, but are not required to be, affiliates of the Adviser.1]

3.    Other Services. JCM is hereby authorized (to the extent the Trust has not otherwise contracted) but not obligated (to the extent it so notifies the Trustees at least 60 days in advance), to perform (or arrange for the performance by affiliates of or duly appointed subadvisers or affiliates of) the management and administrative services necessary for the operation of the Fund. JCM is specifically authorized, on behalf of the Trust, to conduct relations with custodians, depositories, transfer and pricing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurance company separate accounts, insurers, banks and such other persons in any such other capacity deemed by JCM to be necessary or desirable. JCM shall generally monitor and report to Fund officers the Fund’s compliance with investment policies and restrictions as set forth in the currently effective prospectus and statement of additional information relating to the shares of the Fund under the 1933 Act.

[1]	This text does not appear in the Fund’s current Investment Advisory Agreement, but will be included in it to the extent shareholders approve the Manager of Managers Proposal, included in this Proxy Statement.

JCM shall make reports to the Trustees of its performance of services hereunder upon request therefor and furnish advice and recommendations with respect to such other aspects of the business and affairs of the Fund as it shall determine to be desirable. JCM is also authorized, subject to review by the Trustees, to furnish such other services as JCM shall from time to time determine to be necessary or useful to perform the services contemplated by this Agreement.

4.    Obligations of Trust. The Trust shall have the following obligations under this Agreement:

(a)	to keep JCM continuously and fully informed as to the composition of its investment portfolio and the nature of all of its assets and liabilities from time to time;

(b)	to furnish JCM with a certified copy of any financial statement or report prepared for it by certified or independent public accountants and with copies of any financial statements or reports made to its shareholders or to any governmental body or securities exchange;

(c)	to furnish JCM with any further materials or information which JCM may reasonably request to enable it to perform its function under this Agreement; and

(d)	to compensate JCM for its services and reimburse JCM for its expenses incurred hereunder in accordance with the provisions hereof.

5.    Compensation. The Trust shall pay to JCM for its advisory services pursuant to this Agreement a monthly base fee, of 1/12 of 1.00% of average daily closing net asset value of the Fund (“Base Fee”), adjusted by a performance fee as set forth in Schedule A. For any period less than a month during which this Agreement is in effect, the Base Fee shall be prorated according to the proportion which such period bears to a full month of 28, 29, 30, or 31 days, as the case may be.

6.    Expenses Borne by JCM. In addition to the expenses which JCM may incur in the performance of its investment advisory functions and other services under this Agreement, and the expenses which it may expressly undertake to incur and pay under other agreements with the Trust or otherwise, JCM shall incur and pay the following expenses relating to the Fund’s operations without reimbursement from the Fund:

(a)	Reasonable compensation, fees and related expenses of the Trust’s officers and its Trustees, except for such Trustees who are not “interested persons,” as defined in the 1940 Act, of JCM, and except as otherwise provided in Section 7;

(b)	Rental of offices of the Trust; and

(c)	Fees of any subadviser engaged by JCM pursuant to the authority granted in Section 2 hereof.

7.    Expenses Borne by the Trust. The Trust assumes and shall pay all expenses incidental to its organization, operations and business not specifically assumed or agreed to be paid by JCM pursuant to Sections 3 and 6 hereof, including, but not limited to, investment adviser fees; any compensation, fees, or reimbursements which the Trust pays to its Trustees who are not “interested persons,” as defined in the 1940 Act, of JCM; compensation and related expenses of the Chief Compliance Officer of the Trust and compliance staff, as authorized from time to time by the Trustees of the Trust; compensation of the Fund’s custodian, transfer agent, registrar and dividend disbursing agent; legal, accounting, audit and printing expenses; administrative, clerical, recordkeeping and bookkeeping expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions (including any appropriate commissions paid to JCM or its affiliates for effecting exchange listed, over-the-counter or other securities transactions); interest; all federal, state and local taxes (including stamp, excise, income and franchise taxes); costs of stock certificates and expenses of delivering such certificates to purchasers thereof; expenses of local representation in Massachusetts; expenses of shareholders’ meetings and of preparing, printing and distributing proxy statements, notices, and reports to shareholders; expenses of preparing and filing reports and tax returns with federal and state regulatory authorities; all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer, or sale of shares of the Fund, including, but not limited to, all costs involved in the registration or qualification of shares of the Fund for sale in any jurisdiction, the costs of portfolio pricing services and compliance systems, and all costs involved in preparing, printing and mailing prospectuses and statements of additional information to Fund shareholders; and all fees, dues and other expenses incurred by the Trust in connection with the membership of the Trust in any trade association or other investment company organization.

8.    Termination. This Agreement may be terminated at any time, without penalty, by the Trustees of the Trust, or by the shareholders of the Fund acting by vote of at least a majority of its outstanding voting securities, provided in either case that sixty (60) days advance written notice of termination be given to JCM at its principal place of business. This Agreement may be terminated by JCM at any time, without penalty, by giving sixty (60) days advance written notice of termination to the Trust, addressed to its principal place of business. The Trust agrees that, consistent with the terms of the Declaration of Trust, the Trust shall cease to use the name “Janus” in connection with the Fund as soon as reasonably practicable following any termination of this Agreement if JCM does not continue to provide investment advice to the Fund after such termination.

9.    Assignment. This Agreement shall terminate automatically in the event of any assignment of this Agreement.

10.    Term. This Agreement shall continue in effect until February 1, 2012, unless sooner terminated in accordance with its terms, and shall continue in effect from year to year thereafter only so long as such continuance is specifically approved at least annually by (a) the vote of a majority of the Trustees of the Trust who are not parties hereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on the approval of the terms of such renewal, and (b) either the Trustees of the Trust or the affirmative vote of a majority of the outstanding voting securities of the Fund. The annual approvals provided for herein shall be effective to continue this Agreement from year to year if given within a period beginning not more than ninety (90) days prior to February 1 of each applicable year, notwithstanding the fact that more than three hundred sixty-five (365) days may have elapsed since the date on which such approval was last given.

11.    Amendments. This Agreement may be amended by the parties only if such amendment is specifically approved (i) by a majority of the Trustees, including a majority of the Trustees who are not interested persons (as that phrase is defined in Section 2(a)(19) of the 1940 Act) of any party to this Agreement and, if required by applicable law, (ii) by the affirmative vote of a majority of the outstanding voting securities of the Fund (as that phrase is defined in Section 2(a)(42) of the 1940 Act).

12.    Other Series. The Trustees shall determine the basis for making an appropriate allocation of the Trust’s expenses (other than those directly attributable to the Fund) between the Fund and the other series of the Trust.

13.    Limitation of Personal Liability. All the parties hereto acknowledge and agree that all liabilities of the Trust arising, directly or indirectly, under this Agreement, of any and every nature whatsoever, shall be satisfied solely out of the assets of the Fund and that no Trustee, officer or holder of shares of beneficial interest of the Trust shall be personally liable for any of the foregoing liabilities. The Declaration of Trust describes in detail the respective responsibilities and limitations on liability of the Trustees, officers and holders of shares of beneficial interest of the Trust.

14.    Limitation of Liability of JCM. JCM shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law. As used in this Section 14, “JCM” shall include any affiliate of JCM performing services for the Trust contemplated hereunder and directors, officers and employees of JCM and such affiliates.

15.    Activities of JCM. The services of JCM to the Trust hereunder are not to be deemed to be exclusive, and JCM and its affiliates are free to render services to other parties. It is understood that trustees, officers and shareholders of the Trust are or may become interested in JCM as directors, officers and shareholders of JCM, that directors, officers, employees and shareholders of JCM are or may become similarly interested in the Trust, and that JCM may become interested in the Trust as a shareholder or otherwise.

16.    Certain Definitions. The terms “vote of a majority of the outstanding voting securities,” “assignment” and “interested persons” when used herein, shall have the respective meanings specified in the 1940 Act, as now in effect or hereafter amended, and the rules and regulations thereunder, subject to such orders, exemptions and interpretations as may be issued by the Securities and Exchange Commission under said Act and as may be then in effect.

17.    Governing Law. This Agreement shall be construed in accordance with the laws of the State of Colorado (without giving effect to the conflicts of laws principles thereof) and the 1940 Act. To the extent that the applicable laws of the State of Colorado conflict with the applicable provisions of the 1940 Act, the latter shall control.

This Agreement shall supercede all prior investment advisory agreements entered into between JCM and the Trust, on behalf of the Fund.

IN WITNESS WHEREOF, the parties have caused their duly authorized officers to execute this Investment Advisory Agreement as of the date and year first above written.

[JANUS HENDERSON CAPITAL MANAGEMENT LLC]

By:
Name:
Title:

JANUS INVESTMENT FUND

By:
Name:
Title:

Schedule A

Performance Adjustment

The Base Fee shall be adjusted monthly based upon the investment performance of the Fund’s Class A Shares (waiving the upfront sales load) (the “Class”) in relation to the cumulative investment record of the Fund’s benchmark, the Morgan Stanley Capital International Emerging Markets IndexSM (the “Index”), over the “Performance Period” (such adjustment being referred to herein as the “Performance Adjustment”). The “Performance Period” is defined as the shorter of (a) the period from the date of this Agreement through the end of the month for which the fee is being calculated, and (b) the 36 month period preceding the end of the month for which the fee is being calculated.

The Performance Adjustment shall be calculated by subtracting the investment record of the Index from the investment performance of the Class. If there is less than a 0.50% difference (plus or minus) between the investment performance of the Class and the investment record of the Index, the Fund pays JCM the Base Fee with no adjustment. If the difference between the investment performance of the Class and the investment record of the Index is 0.50% or greater during any Performance Period, the Base Fee will be subject to an upward or downward performance adjustment of 1/12 of 0.0125% for every full 0.50% increment by which the Class outperforms or underperforms the Index. The maximum percentage used in calculating the Performance Adjustment (positive or negative) in any month is 1/12 of 0.15%. The Performance Adjustment is applied against the Fund’s average daily net assets during the Performance Period.

For purposes of computing the Base Fee and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the relevant month for the Base Fee versus average daily net assets during the Performance Period for the Performance Adjustment). The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued daily, beginning no later than the second business day of the month, and thereafter, the amount is distributed evenly throughout the month. The investment advisory fee is paid monthly in arrears.

The average daily net asset value of the Fund, or any class thereof, shall be determined in the manner set forth in the Trust’s Amended and Restated Agreement and Declaration of Trust, Amended and Restated Bylaws and registration statement, each as may be amended from time to time.

The investment performance of the Class will be the sum of:

(1) the change in the Class’ net asset value (“NAV”) per share during the Performance Period; plus

(2) the value of the Class’ cash distributions per share accumulated to the end of the Performance Period; plus

(3) the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the Performance Period;

expressed as a percentage of the Class’ NAV per share at the beginning of the Performance Period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the Class at the NAV in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.

The investment record of the Index will be the sum of:

(1) the change in the level of the Index during the Performance Period; plus

(2) the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of the Performance Period; expressed as a percentage of the Index level at the beginning of the Performance Period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the Index at least as frequently as the end of each calendar quarter following the payment of the dividend.

The Trustees have designated the Class to be used for purposes of determining the Performance Adjustment. From time to time, the Trustees may, by vote of the Trustees of the Trust voting in person, including a majority of the Trustees who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of any such parties, determine that a different class of shares of the Fund is the most appropriate for use in calculating the Performance Adjustment. If a different class of shares (“Successor Class”) is substituted in calculating the Performance Adjustment, the use of that Successor Class of shares for purposes of calculating the Performance Adjustment may apply to the entire Performance Period so long as such Successor

Class was outstanding at the beginning of such period. If the Successor Class of shares was not outstanding for all or a portion of the Performance Period, it may only be used in calculating that portion of the Performance Adjustment attributable to the period during which such Successor Class was outstanding and any prior portion of the Performance Period shall be calculated using the class of shares previously designated.

APPENDIX G

FORM OF NEW SUB-ADVISORY AGREEMENT WITH HENDERSON SUB-ADVISER

FORM OF SUB-ADVISORY AGREEMENT

[JANUS HENDERSON EMERGING MARKETS FUND]

(a Series of Janus Investment Fund)

This SUB-ADVISORY AGREEMENT (the “Agreement”) is entered into effective as of this     day of             , 2017, by and between [JANUS HENDERSON CAPITAL MANAGEMENT LLC], a Delaware limited liability company (the “Adviser”) and HENDERSON INVESTMENT MANAGEMENT LIMITED (“HIML”).

WHEREAS, the Adviser has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Janus Investment Fund, a Massachusetts business trust (the “Trust”) and an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to [Janus Henderson Emerging Markets Fund], a series of the Trust (the “Fund”) pursuant to which the Adviser has agreed to provide investment advisory services with respect to the Fund; and

WHEREAS, HIML is engaged in the business of rendering investment advisory services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”); and

WHEREAS, the Adviser desires to retain HIML to furnish investment advisory services with respect to the Fund, and HIML is willing to furnish such services;

NOW THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties agree as follows:

1.    Duties of HIML. The Adviser hereby engages the services of HIML as subadviser in furtherance of the Advisory Agreement. HIML agrees to perform the following duties, subject to the oversight of the Adviser and to the overall control of the officers and the Board of Trustees (the “Trustees”) of the Trust:

(a)    HIML shall manage the investment operations of the Fund and the composition of its investment portfolio, shall determine without prior consultation with the Trust or the Adviser, what securities and other assets of the Fund will be acquired, held, disposed of or loaned, and place orders, or direct the Adviser to place orders, for the purchase or sale of such securities or other assets with brokers, dealers or others, all in conformity with the investment objectives, policies and restrictions and the other statements concerning the Fund in the Trust’s trust instrument, as amended from time to time (the “Trust Instrument”), bylaws and registration statements under the 1940 Act and the Securities Act of 1933, as amended (the “1933 Act”), the Advisers Act, the rules thereunder and all other applicable federal and state laws and regulations, and the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to the Trust, on behalf of the Fund, as a regulated investment company;

(b)    HIML shall cause its officers and employees to attend meetings and furnish oral or written reports, as the Trust or the Adviser may reasonably require, in order to keep the Adviser, the Trustees and appropriate officers of the Trust fully informed as to the condition of the investment portfolio of the Fund, the investment decisions of HIML, and the investment considerations which have given rise to those decisions;

(c)    HIML shall maintain all books and records required to be maintained by HIML pursuant to the 1940 Act, the Advisers Act, and the rules and regulations promulgated thereunder, as the same may be amended from time to time, with respect to transactions on behalf of the Fund, and shall furnish the Trustees and the Adviser with such periodic and special reports as the Trustees or the Adviser reasonably may request. HIML hereby agrees that all records which it maintains for the Fund or the Trust are the property of the Trust, agrees to permit the reasonable inspection thereof by the Trust or its designees and agrees to preserve for the periods prescribed under the 1940 Act and the Advisers Act any records which it maintains for the Trust and which are required to be maintained under the 1940 Act and the Advisers Act, and further agrees to surrender promptly to the Trust or its designees any records which it maintains for the Trust upon request by the Trust;

(d)    HIML shall submit such reports relating to the valuation of the Fund’s assets and to otherwise assist in the calculation of the net asset value of shares of the Fund as may reasonably be requested;

(e)    HIML shall exercise, and/or provide the Adviser with such assistance and advice as the Adviser may reasonably request as to the manner in which to exercise, on behalf of the Fund, such voting rights, subscription rights, rights to consent to corporate action and any other rights pertaining to the Fund’s assets that may be exercised, in accordance with any policy pertaining to the same that may be adopted or agreed to by the Trustees of the Trust, so that the Adviser may exercise such rights if not otherwise exercised by HIML, or, in the event that the Trust retains the right to exercise such voting and other rights, to furnish the Trust with advice as may reasonably be requested as to the manner in which such rights should be exercised;

(f)    At such times as shall be reasonably requested by the Trustees or the Adviser, HIML shall provide the Trustees and the Adviser with economic, operational and investment data and reports, including without limitation all information and materials reasonably requested by or requested to be delivered to the Trustees of the Trust pursuant to Section 15(c) of the 1940 Act, and shall make available to the Trustees and the Adviser any economic, statistical and investment services normally available to similar investment company clients of HIML; and

(g)    HIML will provide to the Adviser for regulatory filings and other appropriate uses materially accurate and complete information relating to HIML as may be reasonably requested by the Adviser from time to time and, notwithstanding anything herein to the contrary, HIML shall be liable to the Adviser for all damages, costs and expenses, including without limitation reasonable attorney’s fees (hereinafter referred to collectively as “Damages”), incurred by the Adviser as a result of any material inaccuracies or omissions in such information provided by HIML to the Adviser, provided, however, that HIML shall not be liable to the extent that any Damages are based upon inaccuracies or omissions made in reliance upon information furnished to HIML by the Adviser.

(h)    Notwithstanding anything to the contrary herein, the Sub-Adviser shall not be required to render any legal advice or initiate litigation with respect to portfolio assets, including, but not limited to, class action and bankruptcy claims, provided that the Sub-Adviser shall render investment advice regarding such matters should such matters arise.

2.    Further Obligations. In all matters relating to the performance of this Agreement, HIML shall act in conformity with the Trust’s Trust Instrument, bylaws and currently effective registration statements under the 1940 Act and the 1933 Act and any amendments or supplements thereto (the “Registration Statements”) and with the written policies, procedures and guidelines of the Fund, and written instructions and directions of the Trustees and the Adviser and shall comply with the requirements of the 1940 Act, the Advisers Act, the rules thereunder, and all other applicable federal and state laws and regulations. The Adviser agrees to provide to HIML copies of the Trust’s Trust Instrument, bylaws, Registration Statement, written policies, procedures and guidelines and written instructions and directions of the Trustees and the Adviser, and any amendments or supplements to any of them at, or, if practicable, before the time such materials become effective.

3.    Obligations of the Adviser. The Adviser shall have the following obligations under this Agreement:

(a)    To keep HIML continuously and fully informed (or cause the custodian of the Fund’s assets to keep HIML so informed) as to the composition of the investment portfolio of the Fund and the nature of all of the Fund’s assets and liabilities from time to time;

(b)    To furnish HIML with a certified copy of any financial statement or report prepared for the Fund by certified or independent public accountants and with copies of any financial statements or reports made to the Fund’s shareholders or to any governmental body or securities exchange;

(c)    To furnish HIML with any further materials or information which HIML may reasonably request to enable it to perform its function under this Agreement; and

(d)    To compensate HIML for its services in accordance with the provisions of Section 4 hereof.

4.    Compensation.

The Adviser shall pay to HIML for its services under this Agreement a fee equal to 50% of the advisory fee payable to the Adviser from the Fund (net of any performance fee adjustment, reimbursement of expenses incurred or fees waived by the Adviser). Fees paid to HIML shall be computed and accrued daily and payable monthly as of the last day of each month during which or part of which this Agreement is in effect. For the month during which this Agreement becomes effective and the month during which it terminates, however, there shall be an appropriate proration of the fee payable for such month based on the number of calendar days of such month during which this Agreement is effective.

5.    Expenses. HIML shall pay all its own costs and expenses incurred in rendering its service under this Agreement.

6.    Representations of HIML. HIML hereby represents, warrants and covenants to the Adviser as follows:

(a)    HIML: (i) is registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect; (ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement; (iii) has met, and will continue to meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory organization necessary to be met in order to perform the services contemplated by this Agreement; (iv) has the legal and corporate authority to enter into and perform the services contemplated by this Agreement; and (v) will immediately notify the Adviser of the occurrence of any event that would disqualify HIML from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise, and of the institution of any administrative, regulatory or judicial proceeding against HIML that could have a material adverse effect upon HIML’s ability to fulfill its obligations under this Agreement.

(b)    HIML has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and, to the extent it is a separate Code of Ethics from that of the Adviser, will provide the Adviser with a copy of such code of ethics, together with evidence of its adoption, and any material changes thereto. Within 45 days after the end of the last calendar quarter of each year that this Agreement is in effect, the chief compliance officer or a director of HIML shall certify to the Adviser that HIML has complied with the requirements of Rule 17j-1 during the previous year and that there has been no violation HIML’s code of ethics or, if such a violation has occurred, that appropriate action was taken in response to such violation. Upon the written request of the Adviser, HIML shall permit the Adviser, its employees or its agents to examine the reports required to be made to HIML by Rule 17j-1(c)(1) and all other records relevant to HIML’s code of ethics.

(c)    HIML has provided the Adviser with a copy of its Form ADV as most recently filed with the U.S. Securities and Exchange Commission (“SEC”) and will, promptly after filing any amendment to its Form ADV with the SEC, furnish a copy of such amendment to the Adviser.

7.    Representations of the Adviser. The Adviser hereby represents, warrants and covenants to HIML as follows:

(a)    The Adviser (i) is registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect; (ii) is not prohibited by the 1940 Act or the Advisers Act from fulfilling its obligations under this Agreement; (iii) has met, and will continue to meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory organization necessary to be met in order to fulfill its obligations under this Agreement; (iv) has the legal and corporate authority to enter into and perform this Agreement; and (v) will immediately notify HIML of the occurrence of any event that would disqualify the Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise, and of the institution of any administrative, regulatory or judicial proceeding against the Adviser that could have a material adverse effect upon the Adviser’s ability to fulfill its obligations under this Agreement.

(b)    The Adviser has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and will provide HIML with a copy of such code of ethics, together with evidence of its adoption.

(c)    The Adviser has provided HIML with a copy of its Form ADV as most recently filed with the SEC and will, promptly after filing any amendment to its Form ADV with the SEC, furnish a copy of such amendment to HIML.

8.    Term. This Agreement shall become effective as of the date first set forth above and shall continue in effect until February 1, 2018, unless sooner terminated in accordance with its terms, and shall continue in effect from year to year thereafter only so long as such continuance is specifically approved at least annually by (a) the vote of a majority of the Trustees of the Trust who are not parties hereto or interested persons of the Trust, the Adviser or HIML, cast in person at a meeting called for the purpose of voting on the approval of the terms of such renewal, and (b) either the Trustees of the Trust or the affirmative vote of a majority of the outstanding voting securities of the Fund. The annual approvals provided for herein shall be effective to continue this Agreement from year to year if given within a period beginning not more than ninety (90) days prior to February 1 of each applicable year, notwithstanding the fact that more than three hundred sixty-five (365) days may have elapsed since the date on which such approval was last given.

9.    Termination. This Agreement may be terminated at any time, without penalty, by the Trustees or by the shareholders of the Fund acting by vote of at least a majority of its outstanding voting securities, provided in any such case that 60 days’ advance written notice of termination be given to HIML at its principal place of business. This Agreement may be terminated (i) by the Adviser at any time, without penalty by giving 60 days’ advance written notice of termination to HIML; (ii) by HIML at any time, without penalty by giving 90 days’ advance notice to the Adviser and the Trust, unless the Adviser or the Trust requests additional time to find a replacement for HIML, in which case HIML shall allow the additional time requested by the Adviser or the Trust not to exceed 90 days’ beyond the initial 90 days’ notice period unless otherwise agreed to by the Adviser, the Trust and HIML; or (iii) by the Adviser or the Trust without advance notice if HIML becomes unable to discharge its duties and obligations under this Agreement. In addition, this Agreement shall terminate, without penalty, upon the termination of the Advisory Agreement.

10.    Assignment. This Agreement shall automatically terminate in the event of its assignment.

11.    Amendments. This Agreement may be amended by the parties only in a written instrument signed by the parties to this Agreement and only if such amendment is specifically approved (i) by a majority of the Trustees, including a majority of the Trustees who are not interested persons (as that phrase is defined in Section 2(a)(19) of the 1940 Act) of the Trust or the Adviser, HIML or their affiliates, and (ii) if required by applicable law, by the affirmative vote of a majority of the outstanding voting securities of the Fund (as that phrase is defined in Section 2(a)(42) of the 1940 Act).

12.    Limitation on Personal Liability. All parties to this Agreement acknowledge and agree that the Trust is a series trust and all debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular series shall be enforceable against the assets held with respect to such series only, and not against the assets of the Trust generally or against the assets held with respect to any other series and further that no Trustee, officer or holder of shares of beneficial interest of the Trust shall be personally liable for any of the foregoing.

13.    Limitation of Liability of HIML. The Adviser will not seek to hold HIML, and HIML shall not be, liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law. As used in this section, “HIML” shall include any affiliate of HIML performing services for the Fund contemplated hereunder and directors, officers and employees of HIML and such affiliates.

14.    Activities of HIML. The services of HIML hereunder are not to be deemed to be exclusive, and HIML is free to render services to other parties, so long as its services under this Agreement are not materially adversely affected or otherwise impaired thereby. Nothing in this Agreement shall limit or restrict the right of any director, officer or employee of HIML to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar or a dissimilar nature. It is understood that Trustees, officers and shareholders of the Trust are or may become interested in HIML as directors, officers and shareholders of HIML, that directors, officers, employees and shareholders of HIML are or may become similarly interested in the Trust, and that HIML may become interested in the Trust as a shareholder or otherwise.

15.    Third Party Beneficiary. The parties expressly acknowledge and agree that the Trust is a third party beneficiary of this Agreement and that the Trust shall have the full right to sue upon and enforce this Agreement in accordance with its terms as if it were a signatory hereto. Any oversight, monitoring or evaluation of the activities of HIML by the Adviser, the Trust or the Fund shall not diminish or relieve in any way the liability of HIML for any of its duties and responsibilities under this Agreement.

16.    Notices. Any notice or other communication required to be given pursuant to this Agreement shall be deemed duly given if delivered personally or by overnight delivery service or mailed by certified or registered mail, return receipt requested and postage prepaid, or sent by facsimile addressed to the parties at their respective addresses set forth below, or at such other address as shall be designated by any party in a written notice to the other party.

(a)	To the Adviser at:

[Janus Henderson Capital Management LLC]

151 Detroit Street

Denver, Colorado 80206

Attention: General Counsel

Phone: (303) 394-6459

Fax: (303) 316-5728

(b)	To HIML at:

(c)	To the Trust at:

Janus Investment Fund

151 Detroit Street

Denver, Colorado 80206

Attention: Chief Legal Counsel

Phone: (303) 394-6459

Fax: (303) 316-5728

17.    Certain Definitions. The terms “vote of a majority of the outstanding voting securities,” “assignment,” “approved at least annually,” and “interested persons” shall have the respective meanings specified in the 1940 Act, as now in effect or hereafter amended, and the rules and regulations thereunder, subject to such orders, exemptions and interpretations as may be issued by the SEC under the 1940 Act and as may be then in effect.

18.    Governing Law. This Agreement shall be construed in accordance with the laws of the State of Colorado (without giving effect to the conflicts of laws principles thereof) and the 1940 Act. To the extent that the applicable laws of the State of Colorado conflict with the applicable provisions of the 1940 Act, the latter shall control.

IN WITNESS WHEREOF, the parties have caused this Agreement to be executed by their duly authorized officers designated below as of the day and year first above written.

[JANUS HENDERSON CAPITAL MANAGEMENT LLC]

By:
Name:
Title:

HENDERSON INVESTMENT MANAGEMENT LIMITED

By:
Name:
Title:

APPENDIX H

FORM OF NEW SUB-ADVISORY AGREEMENT WITH JANUS SUB-ADVISER

FORM OF PROPOSED SUB-ADVISORY AGREEMENT

[JANUS HENDERSON EMERGING MARKETS FUND]

(a Series of Janus Investment Fund)

This SUB-ADVISORY AGREEMENT (the “Agreement”) is entered into effective as of this     day of                 , 2017, by and between [JANUS HENDERSON CAPITAL MANAGEMENT LLC], a Delaware limited liability company (“Janus”) and [JANUS HENDERSON CAPITAL SINGAPORE PTE. LIMITED] (“Janus Singapore”).

WHEREAS, Janus has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Janus Investment Fund, a Massachusetts business trust (the “Trust”) and an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to [Janus Henderson Emerging Markets Fund], a series of the Trust (the “Fund”) pursuant to which Janus has agreed to provide investment advisory services with respect to the Fund; and

WHEREAS, Janus Singapore is engaged in the business of rendering investment advisory services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”); and

WHEREAS, Janus desires to retain Janus Singapore to furnish investment advisory services with respect to the Fund, and Janus Singapore is willing to furnish such services;

NOW THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties agree as follows:

1.    Duties of Janus Singapore. Janus hereby engages the services of Janus Singapore as subadviser in furtherance of the Advisory Agreement. Janus Singapore agrees to perform the following duties, subject to the oversight of Janus and to the overall control of the officers and the Board of Trustees (the “Trustees”) of the Trust:

(a)    Janus Singapore shall manage the investment operations of the Fund and the composition of its investment portfolio, shall determine without prior consultation with the Trust or Janus, what securities and other assets of the Fund will be acquired, held, disposed of or loaned, and place orders, or direct Janus to place orders, for the purchase or sale of such securities or other assets with brokers, dealers or others, all in conformity with the investment objectives, policies and restrictions and the other statements concerning the Fund in the Trust’s trust instrument, as amended from time to time (the “Trust Instrument”), bylaws and registration statements under the 1940 Act and the Securities Act of 1933, as amended (the “1933 Act”), the Advisers Act, the rules thereunder and all other applicable federal and state laws and regulations, and the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to the Trust, on behalf of the Fund, as a regulated investment company;

(b)    Janus Singapore shall cause its officers to attend meetings and furnish oral or written reports, as the Trust or Janus may reasonably require, in order to keep Janus, the Trustees and appropriate officers of the Trust fully informed as to the condition of the investment portfolio of the Fund, the investment decisions of Janus Singapore, and the investment considerations which have given rise to those decisions;

(c)    Janus Singapore shall maintain all books and records required to be maintained by Janus Singapore pursuant to the 1940 Act, the Advisers Act, and the rules and regulations promulgated thereunder, as the same may be amended from time to time, with respect to transactions on behalf of the Fund, and shall furnish the Trustees and Janus with such periodic and special reports as the Trustees or Janus reasonably may request. Janus Singapore hereby agrees that all records which it maintains for the Fund or the Trust are the property of the Trust, agrees to permit the reasonable inspection thereof by the Trust or its designees and agrees to preserve for the periods prescribed under the 1940 Act and the Advisers Act any records which it maintains for the Trust and which are required to be maintained under the 1940 Act and the Advisers Act, and further agrees to surrender promptly to the Trust or its designees any records which it maintains for the Trust upon request by the Trust;

(d)    Janus Singapore shall submit such reports relating to the valuation of the Fund’s assets and to otherwise assist in the calculation of the net asset value of shares of the Fund as may reasonably be requested;

(e)    Janus Singapore shall exercise, and/or provide Janus with such assistance and advice as Janus may reasonably request as to the manner in which to exercise, on behalf of the Fund, exercise such voting rights, subscription rights, rights to consent to corporate action and any other rights pertaining to the Fund’s assets that may be exercised, in accordance with any policy pertaining to the same that may be adopted or agreed to by the Trustees of the Trust, so that Janus may exercise such rights, or, in the event that the Trust retains the right to exercise such voting and other rights, to furnish the Trust with advice as may reasonably be requested as to the manner in which such rights should be exercised;

(f)    At such times as shall be reasonably requested by the Trustees or Janus, Janus Singapore shall provide the Trustees and Janus with economic, operational and investment data and reports, including without limitation all information and materials reasonably requested by or requested to be delivered to the Trustees of the Trust pursuant to Section 15(c) of the 1940 Act, and shall make available to the Trustees and Janus any economic, statistical and investment services normally available to similar investment company clients of Janus Singapore; and

(g)    Janus Singapore will provide to Janus for regulatory filings and other appropriate uses materially accurate and complete information relating to Janus Singapore as may be reasonably requested by Janus from time to time and, notwithstanding anything herein to the contrary, Janus Singapore shall be liable to Janus for all damages, costs and expenses, including without limitation reasonable attorney’s fees (hereinafter referred to collectively as “Damages”), incurred by Janus as a result of any material inaccuracies or omissions in such information provided by Janus Singapore to Janus, provided, however, that Janus Singapore shall not be liable to the extent that any Damages are based upon inaccuracies or omissions made in reliance upon information furnished to Janus Singapore by Janus.

2.    Further Obligations. In all matters relating to the performance of this Agreement, Janus Singapore shall act in conformity with the Trust’s Trust Instrument, bylaws and currently effective registration statements under the 1940 Act and the 1933 Act and any amendments or supplements thereto (the “Registration Statements”) and with the written policies, procedures and guidelines of the Fund, and written instructions and directions of the Trustees and Janus and shall comply with the requirements of the 1940 Act, the Advisers Act, the rules thereunder, and all other applicable federal and state laws and regulations. Janus agrees to provide to Janus Singapore copies of the Trust’s Trust Instrument, bylaws, Registration Statement, written policies, procedures and guidelines and written instructions and directions of the Trustees and Janus, and any amendments or supplements to any of them at, or, if practicable, before the time such materials become effective.

3.    Obligations of Janus. Janus shall have the following obligations under this Agreement:

(a)    To keep Janus Singapore continuously and fully informed (or cause the custodian of the Fund’s assets to keep Janus Singapore so informed) as to the composition of the investment portfolio of the Fund and the nature of all of the Fund’s assets and liabilities from time to time;

(b)    To furnish Janus Singapore with a certified copy of any financial statement or report prepared for the Fund by certified or independent public accountants and with copies of any financial statements or reports made to the Fund’s shareholders or to any governmental body or securities exchange;

(c)    To furnish Janus Singapore with any further materials or information which Janus Singapore may reasonably request to enable it to perform its function under this Agreement; and

(d)    To compensate Janus Singapore for its services in accordance with the provisions of Section 4 hereof.

4.    Compensation. Janus shall pay to Janus Singapore for its services under this Agreement a fee equal to one third of the advisory fee payable to Janus from the Fund (net of any performance fee adjustment, reimbursement of expenses incurred or fees waived by Janus). Fees paid to Janus Singapore shall be computed and accrued daily and payable monthly as of the last day of each month during which or part of which this Agreement is in effect. For the month during which this Agreement becomes effective and the month during which it terminates, however, there shall be an appropriate proration of the fee payable for such month based on the number of calendar days of such month during which this Agreement is effective.

5.    Expenses. Janus Singapore shall pay all its own costs and expenses incurred in rendering its service under this Agreement.

6.    Representations of Janus Singapore. Janus Singapore hereby represents, warrants and covenants to Janus as follows:

(a)    Janus Singapore: (i) is registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect; (ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement; (iii) has met, and will continue to meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory organization necessary to be met in order to perform the services contemplated by this Agreement; (iv) has the legal and corporate authority to enter into and perform the services contemplated by this Agreement; and (v) will immediately notify Janus of the occurrence of any event that would disqualify Janus Singapore from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise, and of the institution of any administrative, regulatory or judicial proceeding against Janus Singapore that could have a material adverse effect upon Janus Singapore’ ability to fulfill its obligations under this Agreement.

(b)    Janus Singapore has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and, to the extent it is a separate Code of Ethics from that of Janus, will provide Janus with a copy of such code of ethics, together with evidence of its adoption, and any material changes thereto. Within 45 days after the end of the last calendar quarter of each year that this Agreement is in effect, a director of Janus Singapore shall certify to Janus that Janus Singapore has complied with the requirements of Rule 17j-1 during the previous year and that there has been no violation of Janus Singapore’ code of ethics or, if such a violation has occurred, that appropriate action was taken in response to such violation. Upon the written request of Janus, Janus Singapore shall permit Janus, its employees or its agents to examine the reports required to be made to Janus Singapore by Rule 17j-1(c)(1) and all other records relevant to Janus Singapore’ code of ethics.

(c)    Janus Singapore has provided Janus with a copy of its Form ADV as most recently filed with the U.S. Securities and Exchange Commission (“SEC”) and will, promptly after filing any amendment to its Form ADV with the SEC, furnish a copy of such amendment to Janus.

7.    Term. This Agreement shall become effective as of the date first set forth above and shall continue in effect until February 1, 2014, unless sooner terminated in accordance with its terms, and shall continue in effect from year to year thereafter only so long as such continuance is specifically approved at least annually by (a) the vote of a majority of the Trustees of the Trust who are not parties hereto or interested persons of the Trust, Janus or Janus Singapore, cast in person at a meeting called for the purpose of voting on the approval of the terms of such renewal, and (b) either the Trustees of the Trust or the affirmative vote of a majority of the outstanding voting securities of the Fund. The annual approvals provided for herein shall be effective to continue this Agreement from year to year if given within a period beginning not more than ninety (90) days prior to February 1 of each applicable year, notwithstanding the fact that more than three hundred sixty-five (365) days may have elapsed since the date on which such approval was last given.

8.    Termination. This Agreement may be terminated at any time, without penalty, by the Trustees or by the shareholders of the Fund acting by vote of at least a majority of its outstanding voting securities, provided in any such case that 60 days’ advance written notice of termination be given to Janus Singapore at its principal place of business. This Agreement may be terminated (i) by Janus at any time, without penalty by giving 60 days’ advance written notice of termination to Janus Singapore; (ii) by Janus Singapore at any time, without penalty by giving 90 days’ advance notice to Janus and the Trust, unless Janus or the Trust requests additional time to find a replacement for Janus Singapore, in which case Janus Singapore shall allow the additional time requested by Janus or the Trust not to exceed 90 days’ beyond the initial 90 days’ notice period unless otherwise agreed to by Janus, the Trust and Janus Singapore; or (iii) by Janus or the Trust without advance notice if Janus Singapore becomes unable to discharge its duties and obligations under this Agreement. In addition, this Agreement shall terminate, without penalty, upon the termination of the Advisory Agreement.

9.    Assignment. This Agreement shall automatically terminate in the event of its assignment.

10.    Amendments. This Agreement may be amended by the parties only in a written instrument signed by the parties to this Agreement and only if such amendment is specifically approved (i) by a majority of the Trustees, including a majority of the Trustees who are not interested persons (as that phrase is defined in Section 2(a)(19) of the 1940 Act) of the Trust or Janus, Janus Singapore or their affiliates, and (ii) if required by applicable law, by the affirmative vote of a majority of the outstanding voting securities of the Fund (as that phrase is defined in Section 2(a)(42) of the 1940 Act).

11.    Limitation on Personal Liability. All parties to this Agreement acknowledge and agree that the Trust is a series trust and all debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular series shall be enforceable against the assets held with respect to such series only, and not against the assets of the Trust generally or against the assets held with respect to any other series and further that no Trustee, officer or holder of shares of beneficial interest of the Trust shall be personally liable for any of the foregoing.

12.    Limitation of Liability of Janus Singapore. Janus will not seek to hold Janus Singapore, and Janus Singapore shall not be, liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law. As used in this section, “Janus Singapore” shall include any affiliate of Janus Singapore performing services for the Fund contemplated hereunder and directors, officers and employees of Janus Singapore and such affiliates.

13.    Activities of Janus Singapore. The services of Janus Singapore hereunder are not to be deemed to be exclusive, and Janus Singapore is free to render services to other parties, so long as its services under this Agreement are not materially adversely affected or otherwise impaired thereby. Nothing in this Agreement shall limit or restrict the right of any director, officer or employee of Janus Singapore to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar or a dissimilar nature. It is understood that Trustees, officers and shareholders of the Trust are or may become interested in Janus Singapore as directors, officers and shareholders of Janus Singapore, that directors, officers, employees and shareholders of Janus Singapore are or may become similarly interested in the Trust, and that Janus Singapore may become interested in the Trust as a shareholder or otherwise.

14.    Third Party Beneficiary. The parties expressly acknowledge and agree that the Trust is a third party beneficiary of this Agreement and that the Trust shall have the full right to sue upon and enforce this Agreement in accordance with its terms as if it were a signatory hereto. Any oversight, monitoring or evaluation of the activities of Janus Singapore by Janus, the Trust or the Fund shall not diminish or relieve in any way the liability of Janus Singapore for any of its duties and responsibilities under this Agreement.

15.    Notices. Any notice or other communication required to be given pursuant to this Agreement shall be deemed duly given if delivered personally or by overnight delivery service or mailed by certified or registered mail, return receipt requested and postage prepaid, or sent by facsimile addressed to the parties at their respective addresses set forth below, or at such other address as shall be designated by any party in a written notice to the other party.

(a)	To Janus at:

[Janus Henderson Capital Management LLC]

151 Detroit Street

Denver, Colorado 80206

Attention: General Counsel

Phone: (303) 333-3863

Fax: (303) 316-5728

(b)	To Janus Singapore at:

[Janus Henderson Capital Singapore Pte. Limited]

8 Shenton Way

#36-02 AXA Tower

Singapore 068811

Attention: Legal Department

Phone: +65.6550.9888

Fax: +65.6511.8491

(c)	To the Trust at:

Janus Investment Fund

151 Detroit Street

Denver, Colorado 80206

Attention: Chief Legal Counsel

Phone: (303) 333-3863

Fax: (303) 316-5728

16.    Certain Definitions. The terms “vote of a majority of the outstanding voting securities,” “assignment,” “approved at least annually,” and “interested persons” shall have the respective meanings specified in the 1940 Act, as now in effect or hereafter amended, and the rules and regulations thereunder, subject to such orders, exemptions and interpretations as may be issued by the SEC under the 1940 Act and as may be then in effect.

17.    Governing Law. This Agreement shall be construed in accordance with the laws of the State of Colorado (without giving effect to the conflicts of laws principles thereof) and the 1940 Act. To the extent that the applicable laws of the State of Colorado conflict with the applicable provisions of the 1940 Act, the latter shall control.

IN WITNESS WHEREOF, the parties have caused this Agreement to be executed by their duly authorized officers designated below as of the day and year first above written.

[JANUS HENDERSON CAPITAL MANAGEMENT LLC]

By:
Name:
Title:

[JANUS HENDERSON CAPITAL SINGAPORE PTE. LIMITED]

By:
Name:
Title:

APPENDIX I

COMPARABLE FUNDS

Comparable Henderson Funds

Fund	Comparable Henderson Fund	Comparable Fund Fee Rate	Comparable Fund Fee Waivers	Comparable Fund Net Assets (as of [•])

Funds Advised by Janus Capital Management LLC

Fund	Comparable Fund	Comparable Fund Fee Rate	Comparable Fund Fee Waivers	Comparable Fund Net Assets (as of [•])

Funds Sub-Advised by Janus Capital Singapore Pte. Limited

Fund	Comparable Fund	Comparable Fund Fee Rate	Comparable Fund Fee Waivers	Comparable Fund Net Assets (as of [•])

I-1

APPENDIX J

INFORMATION REGARDING OFFICERS AND DIRECTORS OF THE JANUS ADVISER, THE JANUS SUB-ADVISER, AND THE HENDERSON SUB-ADVISER

 Janus Capital Management LLC(1)

Name	Janus Capital/Affiliated Entity Name	Position(s) with Janus Capital or Affiliated Entity
Enrique Chang	Janus Capital Group Inc.	President – Head of Investments
	Janus Capital Management LLC	President – Head of Investments
	Perkins Investment Management LLC	Director
	Janus Capital International Limited	Director

Augustus Cheh	Janus Capital Management LLC	Executive Vice President
	Janus Capital Asia Limited	Director
	Janus Capital Trust Manager Limited	Director
	Janus Capital International Limited	Director

Michael Drew Elder	Janus Capital Group Inc.	Executive Vice President
	Janus Capital Management LLC	Executive Vice President
	Janus Distributors LLC	President
	Perkins Investment Management LLC	Director

David W. Grawemeyer	Janus Capital Group Inc.	General Counsel and Executive Vice President
	Janus Capital Management LLC	Executive Vice President
	Janus Management Holdings Corp.	General Counsel, Executive Vice President, and Director
	Janus International Holding LLC	General Counsel and Executive Vice President

Brennan A. Hughes	Janus Capital Group Inc.	Chief Accounting Officer and Senior Vice President
	Janus Capital Management LLC	Chief Accounting Officer and Senior Vice President
	Janus Distributors LLC	Chief Accounting Officer and Senior Vice President
	Janus Services LLC	Chief Accounting Officer and Senior Vice President
	The Janus Foundation	Director
	Janus Management Holdings Corp.	Chief Accounting Officer and Senior Vice President
	Janus Holdings LLC	Senior Vice President
	INTECH Investment Management LLC	Vice President
	Perkins Investment Management LLC	Vice President and Controller
	Janus International Holding LLC	Chief Accounting Officer, Senior Vice President, and Director
	VS Holdings Inc.	Chief Accounting Officer, Senior Vice President, and Director
	Janus Capital Asia Limited	Director
	Janus Capital Taiwan Limited	Director
	Janus Capital Singapore Pte. Limited	Director
	Janus Capital International Limited	Director
	Janus Capital Switzerland Limited	Director

Bruce L. Koepfgen	Janus Capital Group Inc.	President
	Janus Capital Management LLC	President
	Janus Distributors LLC	Executive Vice President
	Janus Management Holdings Corp.	Executive Vice President and Director
	INTECH Investment Management LLC	Executive Vice President and Working Director
	Perkins Investment Management LLC	Executive Vice President and Director
	Janus International Holding LLC	Executive Vice President and Director
	VS Holdings Inc.	President and Director
	Kapstream Capital Pty Limited	Director

David R. Kowalski	Janus Capital Management LLC	Chief Compliance Officer and Senior Vice President
	Janus Distributors LLC	Chief Compliance Officer and Senior Vice President
	Janus Services LLC	Chief Compliance Officer and Senior Vice President
	The Janus Foundation	Director
	INTECH Investment Management LLC	Vice President
	Perkins Investment Management LLC	Vice President
	VS Holdings Inc.	Chief Compliance Officer and Senior Vice President

Tiphani D. Krueger	Janus Capital Group Inc.	Executive Vice President
	Janus Capital Management LLC	Executive Vice President
	The Janus Foundation	President and Director

J-1

Name	Janus Capital/Affiliated Entity Name	Position(s) with Janus Capital or Affiliated Entity
	Janus Management Holdings Corp.	Executive Vice President

Mari Lakio-Grundy	Janus Capital Management LLC	Assistant General Counsel and Vice President

Adrian Lam	Janus Capital Management LLC	Assistant General Counsel and Vice President

David Master	Janus Capital Management LLC	Chief Marketing Officer and Senior Vice President
	Janus Holdings LLC	Senior Vice President

Jennifer J. McPeek	Janus Capital Group Inc.	Chief Financial Officer and Executive Vice President
	Janus Capital Management LLC	Chief Financial Officer and Executive Vice President
	Janus Management Holdings Corp.	Chief Financial Officer and Executive Vice President
	Perkins Investment Management LLC	Vice President and Director
	VS Holdings Inc.	Chief Financial Officer and Executive Vice President
	Kapstream Capital Pty Limited	Director

Michelle R. Rosenberg	Janus Capital Management LLC	Deputy General Counsel and Senior Vice President
	Janus Distributors LLC	Deputy General Counsel and Senior Vice President
	Janus Services LLC	Deputy General Counsel and Senior Vice President
	Janus Diversified Alternatives Subsidiary, Ltd.	Director
	Janus Aspen Global Unconstrained Bond Subsidiary, Ltd.	Director
	Janus Global Unconstrained Bond Subsidiary, Ltd.	Director

Richard M. Weil	Janus Capital Group Inc.	Chief Executive Officer and Director
	Janus Capital Management LLC	Chief Executive Officer
	Janus Management Holdings Corp.	President and Director
	INTECH Investment Management LLC	Working Director
	Perkins Investment Management LLC	Director
	Kapstream Capital Pty Limited	Director

(1)	The business address of each Principal Executive Officer and Director is 151 Detroit Street, Denver, Colorado 80206.

The following officers or Trustees of the Funds are officers, employees, directors, general partners or shareholders of the Janus Adviser:

Name	Title with the Funds	Title with the Janus Adviser
Bruce L. Koepfgen	President and Chief Executive Officer	President

David R. Kowalski	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	Chief Compliance Officer and Senior Vice President

Janus Capital Singapore Pte. Limited(1)

Name	Entity Name	Position(s) with Entity
Chan Wing Chee Gigi	Janus Capital Singapore Pte. Limited	Director

Brennan A. Hughes	Janus Capital Singapore Pte. Limited	Director

Hiroshi Yoh	Janus Capital Singapore Pte. Limited	Director

(1)	The business address of each Principal Executive Officer and Director is #36-02 AXA Tower, 8 Shenton Way, Singapore 06881.

Henderson Investment Management Limited(1)

Name	Entity Name	Position(s) with Entity
Yinka Osindero	Henderson Investment Management Limited	Chief Compliance Officer

Christopher Chaloner	Henderson Investment Management Limited	Director

James O’Brien	Henderson Investment Management Limited	Director

David Burrowes	Henderson Investment Management Limited	Director

(1)	The business address of each Principal Executive Officer and Director is 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611.

J-2

APPENDIX K

PRINCIPAL OFFICERS OF THE JANUS TRUST AND THEIR PRINCIPAL OCCUPATIONS

The business address of each officer is 151 Detroit Street, Denver, CO 80206.

Name and Year of Birth	Position(s) Held with the Janus Trust	Term of Office* and Length of Time Served	Principal Occupation(s) and Other Directorships Held by Nominee During Past Five Years
Bruce L. Koepfgen 151 Detroit Street Denver, CO 80206 DOB: 1952	President and Chief Executive Officer	7/14-Present	President of Janus Capital Group Inc. and Janus Capital Management LLC (since 2013); Executive Vice President and Director of Janus International Holding LLC (since 2011); Executive Vice President of Janus Distributors LLC (since 2011); Executive Vice President and Working Director of INTECH Investment Management LLC (since 2011); Executive Vice President and Director of Perkins Investment Management LLC (since 2011); and Executive Vice President and Director of Janus Management Holdings Corporation (since 2011). Formerly, Executive Vice President of Janus Services LLC (2011-2015), Janus Capital Group Inc. and Janus Capital Management LLC (2011- 2013) and Chief Financial Officer of Janus Capital Group Inc., Janus Capital Management LLC, Janus Distributors LLC, Janus Management Holdings Corporation, and Janus Services LLC (2011- 2013).
David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	6/02-Present	Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC; and Director of The Janus Foundation.
Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Chief Financial Officer Vice President, Treasurer, and Principal Accounting Officer	3/05-Present 2/05-Present	Vice President of Janus Capital and Janus Services LLC.
Kathryn L. Santoro 151 Detroit Street Denver, CO 80206 DOB: 1974	Vice President, Chief Legal Counsel, and Secretary	12/16-Present	Formerly, Vice President and Associate Counsel of Curian Capital, LLC and Curian Clearing LLC (2013-2016); and General Counsel and Secretary (2011-2012) and Vice President (2009-2012) of Old Mutual Capital, Inc.

K-1

APPENDIX L

NOMINATING AND GOVERNANCE COMMITTEE CHARTER

JANUS ASPEN SERIES

JANUS INVESTMENT FUND

(Adopted December 5, 2000; Revised December 10, 2001; December 10, 2002;

September 16, 2003; March 16, 2004; June 15, 2004; June 14, 2005; June 14, 2006;

June 20, 2008; July 6, 2009; June 24, 2010; June 23, 2011; June 21, 2012; June 16, 2016)

I.	PURPOSE

The Nominating and Governance Committee (the “Committee”) is a committee of the Board of Trustees (“Board” or “Trustees”) of each of Janus Aspen Series and Janus Investment Fund (each a “Trust” and, together, the “Trusts” and each series thereof, a “Fund”). Its primary functions are to:

•	identify and recommend individuals for Trustee membership,
•	consult with management and the Chair of the Trustees in planning Trustee meetings, and
•	oversee the administration of, and ensure compliance with, the Governance Procedures and Guidelines (the “Procedures and Guidelines”) adopted by the Trusts as in effect from time to time.

II.	COMPOSITION

The Committee shall be comprised of three or more Independent Trustees, who shall be designated by a majority vote of the Trustees. Independent Trustees are those Trustees of the Trusts who are not “interested persons” of the Trusts, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), and who meet the standards for independence set forth in the Procedures and Guidelines.

The members and Chair of the Committee shall be elected by the Trustees annually and serve until their respective successors shall be duly elected and qualified.

III.	MEETINGS

The Committee shall meet four times annually, or more frequently as circumstances dictate. Special meetings (including telephone meetings) may be called by the Chair or a majority of the members of the Committee upon reasonable notice to the other members of the Committee. The presence in person or by telephone of a majority of the number of Committee members shall constitute a quorum at any meeting. If a quorum is not present, the member(s) of the Committee who is/are present may select any other Independent Trustee(s) to serve on the Committee for such meeting to constitute a quorum. The Committee may ask management and representatives of the Trusts’ servicing agents to attend meetings and provide pertinent information as appropriate.

IV.	RESPONSIBILITIES AND DUTIES

In performing its duties, the Committee will maintain effective working relationships with the Trustees and management. To effectively perform his or her role, each Committee member will obtain an understanding of the detailed responsibilities of Committee membership. Each Committee member will also achieve an understanding of the Trusts’ separation of duties and responsibilities among the investment adviser, sub-adviser(s), if any, custodian, transfer agent, fund accounting function and principal accounting officer, and the risks associated with such responsibilities. The duties and responsibilities of a Committee member shall be in addition to his or her duties as a Trustee and include responsibility to prepare for, attend to the extent possible, and actively participate in Committee meetings. Members may pursue training related to their responsibilities.

A.	Trustee Nominations, Elections, and Training

The Committee shall:

1.

Identify and nominate candidates for appointment as Trustees of the Trusts. The principal criterion for selection of candidates is their ability to contribute to the overall functioning of the Boards and to carry out the responsibilities of the Trustees. The Trustees, collectively, should represent a broad cross section of backgrounds, functional disciplines, and experience. In addition, in considering a potential candidate’s qualifications to serve as a Trustee of a Trust, the Committee may take into account a wide variety of criteria, including, but not limited to:

(a)	The candidate’s knowledge in matters related to the investment company industry, any professional licenses, designations, or certifications currently or previously held;
(b)	The candidate’s relevant experience, including as a director or senior officer of public or private companies, or service as a director/trustee of a registered investment company;
(c)	The candidate’s educational background;
(d)	The candidate’s reputation for high ethical standards and personal and professional integrity;
(e)	Any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Trustees’ existing mix of skills and qualifications;
(f)	The candidate’s willingness to serve, and willingness and ability to commit the time necessary for the performance of the duties of a Trustee, including high attendance at regular and special meetings and participation in committee activities as needed;
(g)	The candidate must exhibit stature commensurate with the responsibility of representing Fund shareholders;
(h)	If the nomination is for an “independent” trustee, the candidate must not be considered an “interested” person of the Fund, Janus Capital Management LLC (“Janus Capital”), or any sub-adviser to a Fund or Janus Distributors LLC, as defined under the 1940 Act;
(i)	The candidate must otherwise be qualified under applicable laws and regulations to serve as a trustee of the applicable Trust; and
(j)	Such other criteria as the Committee determines to be relevant in light of the existing composition of the Board, number of Board members and any anticipated vacancies or other factors.

Although Janus Capital, current Trustees, current shareholders of a Fund and any other person or entity that may be deemed necessary or desirable by the Committee, may submit to the Committee suggested candidates for Trustees, neither the Committee nor the Independent Trustees as a group shall consider those candidates on a preferential basis as opposed to other possible candidates. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trusts’ Secretary in accordance with the Procedures for Consideration of Trustee Candidates Submitted by Shareholders (“Shareholder Nomination Procedures”) attached as Appendix 1. The Trusts’ Secretary will forward all such recommendations to the Chair of the Committee (or his designee) promptly upon receipt, and, for shareholder recommendations, in accordance with the Shareholder Nomination Procedures.

The Committee may use any process it deems appropriate for the purpose of evaluating candidates, which process may include, without limitation, personal interviews, background checks, written submissions by the candidates and third party references. The Committee shall be empowered to use Trust assets to retain consultants and other professionals to assist in the process of evaluating candidates. There is no difference in the manner by which the Committee will evaluate nominees when the nominee is submitted by a shareholder.

The Committee reserves the right to make the final selection regarding the nomination of any Trustee of a Trust and to recommend such nomination to the Independent Trustees of the applicable Trust.

2.	Review periodically the composition and size of the Board of Trustees to determine whether it may be appropriate to add individuals with backgrounds or skill sets different from those of the current Trustees.

3.	Oversee arrangements for orientation of new Independent Trustees, continuing education for the Independent Trustees, and an annual evaluation of the performance of the Independent Trustees in accordance with the Procedures and Guidelines.

B.	Committee Nominations and Functions

The Committee shall:

1.	Identify and recommend individuals for membership on all committees, recommend individuals to chair committees, and review committee assignments at least annually.

2.	Review as necessary the responsibilities of each committee, whether there is a continuing need for each committee, whether there is a need for additional committees, and whether committees should be combined or reorganized.

C.	Governance Oversight

The Committee shall:

1.	Oversee the governance processes and activities of the Trustees to assure conformity to the Procedures and Guidelines.

2.	Recommend an Independent Trustee of the Trust for appointment by the Trustees as Chair of the Trustees, as described in each Trust’s Declaration of Trust or Trust Instrument, or by-laws. The Chair of the Trustees may perform the following functions:

(a)	Act as the primary contact between Janus Capital and the Trustees, undertaking to meet or confer periodically with members of the Janus Capital executive team regarding matters related to the operations and performance of the Trusts;

(b)	Coordinate the Trustees’ use of outside resources, including consultants or other professionals;

(c)	Coordinate an annual schedule of portfolio reports to the Trustees;

(d)	Conduct the Trustee meetings;

(e)	Confer with Janus Capital personnel and counsel for the Independent Trustees in planning agendas for regular board and committee meetings; and

(f)	Perform such other duties as the Independent Trustees may determine from time to time.

3.	Review annually the Procedures and Guidelines, and recommend changes, if any, to the Trustees.

D.	Trustee Meeting Planning

The Committee shall consult with management in planning Trustee meetings and may from time to time recommend agenda items, or request presentations from particular service providers, consultants, or portfolio managers, either to the Committee or the Trustees.

E.	Other Responsibilities and Duties

The Committee shall:

1.	Review annually the compensation of the Independent Trustees and determine whether to recommend to the Trustees any change in the schedule of compensation. The Committee may also recommend that the Trustees authorize the payment of supplemental compensation to any one or more Independent Trustees in view of special responsibilities assumed, services rendered or any other appropriate factors.

2.	Authorize and oversee investigations into any matters within the Committee’s scope of responsibilities. The Committee shall be empowered to use Trust assets to retain independent counsel, consultants, and other professionals to assist in the conduct of any investigation or to advise the Committee. Janus Capital will report any use of Trust assets for such purpose quarterly to the Trustees.

3.	Lead the Trustees’ annual self-assessment process.

4.	Review this Charter at least annually and recommend changes, if any, to the Trustees.

5.	Perform any other activities consistent with this Charter, each Trust’s Declaration of Trust or Trust Instrument, by-laws, and governing law as the Committee or Trustees deem necessary or appropriate.

6.	Report its significant activities to the Trustees and make such recommendations with respect to the foregoing matters as the Committee may consider necessary or appropriate.

7.	Maintain minutes of its meetings.

APPENDIX 1

JANUS INVESTMENT FUND

JANUS ASPEN SERIES

(each a “Trust,” and together, the “Trusts,” and each

series of a Trust, a “Fund”)

PROCEDURES FOR CONSIDERATION OF TRUSTEE CANDIDATES SUBMITTED BY

SHAREHOLDERS

(Adopted March 16, 2004; Revised July 6, 2009; Revised June 24, 2010; June 23, 2011)

The Trusts’ Nominating and Governance Committee (“Committee”) is responsible for identifying and nominating candidates for appointment as Trustees of the Trusts. Shareholders of a Fund may submit names of potential candidates for nomination as Trustee of a Trust in accordance with these Procedures.

A candidate for nomination as Trustee of a Trust submitted by a shareholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following qualifications have been met and procedures followed:

1.            A shareholder of a Fund who wishes to nominate a candidate for election to a Trust’s Board of Trustees (“Nominating Shareholder”) must submit any such recommendation in writing via regular mail to the attention of the Secretary of the Trust, at the address of the principal executive offices of the Trust (“Shareholder Recommendation”).

2.            The Shareholder Recommendation must include: (i) the class or series and number of all shares of the Fund owned beneficially or of record by the Nominating Shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially; (ii) a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, any professional licenses, designations or certifications currently or previously held, any non-profit activities relevant to board services, experience as a director or senior officer of public or private companies, and directorships on other boards or other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references; (iii) information as to whether the candidate is or may be an “interested person” (as such term is defined in the Investment Company Act of 1940, as amended) of the Fund, Janus Capital Management LLC, or any sub-adviser to a Fund, and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; (iv) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee of the Trust, if elected; (v) a description of all arrangements or understandings between the Nominating Shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the Shareholder Recommendation is being made, and if none, so specify; (vi) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported by the candidate; and (vii) such other information that would be helpful to the Committee in evaluating the candidate.

3.            The Committee may require the Nominating Shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 2 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Shareholder to serve as a Trustee of a Trust. If the Nominating Shareholder fails to provide such other information in writing within fourteen days of receipt of written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Committee is not required to consider such candidate.

Unless otherwise specified by the Committee chair (or his designee) or by outside counsel to the independent Trustees, the Secretary of the Trust (or her designee) will promptly forward all Shareholder Recommendations to the Committee chair (or his designee) and the outside counsel to the independent Trustees of the Trust, indicating whether the Shareholder Recommendation has been properly submitted pursuant to these Procedures.

Recommendations for candidates as Trustees of a Trust will be evaluated, among other things, in light of whether the number of Trustees is expected to change and whether the Trustees expect any vacancies. When the Committee is not actively recruiting new Trustees, Shareholder Recommendations will be kept on file until active recruitment is under way.

APPENDIX M

FEES AND EXPENSES OF THE ACQUIRING FUND IF ONLY THE HENDERSON MERGER IS COMPLETED

Annual Fund Operating Expenses

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management, administration and administrative services, including recordkeeping, accounting or sub-accounting, and other shareholder services. You do not pay these fees directly; these costs are borne indirectly by all shareholders.

The Annual Fund Operating Expenses shown in the tables below represent expenses for the Henderson Target for its fiscal year ended July 31, 2016, as well as those estimated for the Acquiring Fund on a pro forma basis, assuming consummation of only the Henderson Merger as of the first day of the twelve-month period ended July 31, 2016.

EMERGING MARKETS FUNDS SHAREHOLDER FEES (fees paid directly from your investment)
Class A Shares	Henderson Emerging Markets Fund		Janus Henderson Emerging Markets Fund Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	(1)	None	(1)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (2)	1.00%		1.00%
Distribution/Service (12b-1) Fees(3)	0.25%		0.25%
Other Expenses(4)	1.11%		0.75%
Acquired Fund Fees and Expenses(5)	0.01%		0.01%
Total Annual Fund Operating Expenses(6)	2.37%		2.01%
Fee Waiver(6)	0.91%		0.62%
Total Annual Fund Operating Expenses After Fee Waiver(6)	1.46%		1.39%
Class C Shares	Henderson Emerging Markets Fund		Janus Henderson Emerging Markets Fund Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00	%(7)	1.00	%(7)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	1.00%		1.00%
Distribution/Service (12b-1) Fees(3)	1.00%		1.00%
Other Expenses(4)	1.16%		0.80%
Acquired Fund Fees and Expenses(5)	0.01%		0.01%
Total Annual Fund Operating Expenses(6)	3.17%		2.81%
Fee Waiver(6)	0.96%		0.63%
Total Annual Fund Operating Expenses After Fee Waiver(6)	2.21%		2.18%

Class D Shares	Henderson Emerging Markets Fund	Janus Henderson Emerging Markets Fund Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	N/A	1.00%
Distribution/Service (12b-1) Fees	N/A	None
Other Expenses(4)	N/A	0.82%
Acquired Fund Fees and Expenses(5)	N/A	0.01%
Total Annual Fund Operating Expenses(6)	N/A	1.83%
Fee Waiver(6)	N/A	0.62%
Total Annual Fund Operating Expenses After Fee Waiver(6)	N/A	1.21%
Class I Shares	Henderson Emerging Markets Fund	Janus Henderson Emerging Markets Fund Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	1.00%	1.00%
Distribution/Service (12b-1) Fees	None	None
Other Expenses(4)	1.09%	0.73%
Acquired Fund Fees and Expenses(5)	0.01%	0.01%
Total Annual Fund Operating Expenses(6)	2.10%	1.74%
Fee Waiver(6)	0.89%	0.61%
Total Annual Fund Operating Expenses After Fee Waiver(6)	1.21%	1.13%
Class R6/N Shares(8)	Henderson Emerging Markets Fund	Janus Henderson Emerging Markets Fund Pro Forma
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(2)	1.00%	1.00%
Distribution/Service (12b-1) Fees	None	None
Other Expenses(4)	1.17%	0.81%
Acquired Fund Fees and Expenses(5)	0.01%	0.01%
Total Annual Fund Operating Expenses(6)	2.18%	1.82%
Fee Waiver(6)	0.97%	0.61%
Total Annual Fund Operating Expenses After Fee Waiver(6)	1.21%	1.21%
(1)	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (“CDSC”), applies to redemptions of Class A Shares within one year of purchase if purchased with no initial sales charge. In addition, for the Henderson Target, the CDSC applies as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.

(2)	The “Management Fee” is the investment advisory fee rate paid by the Henderson Target to its investment adviser under its Investment Advisory Agreement. The Henderson Target pays an annual management fee at the rate of 1.00% based on its average daily net assets, subject to certain breakpoints. For purposes of the management fee, “net assets” includes any amounts borrowed for investment purposes. The Acquiring Fund will continue to charge an annual management fee at the rate of 1.00% currently paid by the Henderson Target, subject to the same breakpoints applicable to the Henderson Target’s management fee. The management fee shown for the Acquiring Fund does not reflect any waivers by the Henderson Target. These waivers, if applicable, are reflected under “Total Annual Fund Operating Expenses After Fee Waiver.” Refer to the “Management Expenses” section in this Joint Proxy Statement/Prospectus for additional information.
(3)	Because 12b-1 fees are charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. Distribution/Service (12b-1) Fees include a shareholder servicing fee of up to 0.25% for Class C Shares.
(4)	“Other Expenses” for Class A Shares, Class C Shares, and Class I Shares of the Acquiring Fund may include shareholder servicing fees charged by intermediaries for the provision of shareholder services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other non-distribution related shareholder services provided on behalf of shareholders of the Funds. “Other Expenses” for Class S Shares and Class T Shares of the Acquiring Fund include a shareholder servicing fee of up to 0.25% of the average daily net assets of each class to compensate Janus Services LLC (“Janus Services”), the Acquiring Fund’s transfer agent, for providing, or arranging for the provision by intermediaries of, shareholder services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of retirement plan participants, pension plan participants, or other underlying investors investing through institutional channels. “Other Expenses” for Class D Shares of the Acquiring Fund include a shareholder servicing fee of 0.12% of the average daily net assets of Class D Shares for shareholder services provided by Janus Services, the Acquiring Fund’s transfer agent. “Other Expenses” for all classes of the Acquiring Fund may include reimbursement to the Janus Adviser of its out-of-pocket costs for services as administrator and to Janus Services of its out-of-pocket costs for serving as transfer agent and providing, or arranging by others for the provision of, servicing to shareholders.
(5)	Acquired fund fees and expenses are indirect expenses a Fund may incur as a result of investing in shares of an underlying fund. “Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a Fund invests or has invested during the period. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
(6)	The Henderson Adviser and the Janus Adviser have agreed to implement fee waivers and/or expense limitations for the Henderson Target and the Acquiring Fund, respectively, as described under “Expense Limitations” in this Joint Proxy Statement/Prospectus. Application of the expense waivers and their effect on annual fund operating expenses is reflected, when applicable, under “Total Annual Fund Operating Expenses After Fee Waiver” in the table. Refer to the “Management Expenses” and “Expense Limitations” sections in this Joint Proxy Statement/Prospectus for additional information.
(7)	A CDSC of up to 1.00% may be imposed on certain redemptions of Class C shares within 12 months of purchase.
(8)	The Class R6 Shares offered by the Henderson Target will receive Class N Shares of the Acquiring Fund in the Henderson Merger.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES, AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION, DATED DECEMBER 30, 2016

STATEMENT OF ADDITIONAL INFORMATION

[                    ]

Relating to the acquisition of the assets of

JANUS EMERGING MARKETS FUND, a series of Janus Investment Fund

and

HENDERSON EMERGING MARKETS FUND, a series of Henderson Global Funds by and in exchange for shares of beneficial interest of

JANUS HENDERSON EMERGING MARKETS FUND, a series of Janus Investment Fund

JANUS EMERGING MARKETS FUND

151 Detroit Street

Denver, Colorado 80206-4805

1-800-525-3713 (if you hold Class D Shares)

1-800-525-0020 (if you hold shares through a plan

sponsor, broker-dealer, or other intermediary)

HENDERSON EMERGING MARKETS FUND

737 North Michigan Avenue, Suite 1700

Chicago, Illinois 60611

1-866-3HENDERSON (1-866-343-6337)

Pro Forma Combined Fund

Pro Forma Schedules of Investments (unaudited)

As of July 31, 2016

	Janus Emerging Markets Fund Shares	Janus Emerging Markets Fund Value	Henderson Emerging Markets Fund Shares	Henderson Emerging Markets Fund Value	Pro Forma Combined Fund Shares	Pro Forma Combined Fund Value	Pro Forma Combined Fund % of Net Assets
Common Stocks

Airlines							0.4%
Spring Airlines Co Ltdß	57,588	424,100	—	—	57,588	424,100

Auto Components							3.1%
Fuyao Glass Industry Group Co Ltd (144A)	—	—	581,600	1,469,293	581,600	1,469,293
Hyundai Mobis Co Ltd	936	213,107	—	—	936	213,107
Mahle-Metal Leve SA	—	—	185,135	1,524,520	185,135	1,524,520

Automobiles							3.5%
Astra International Tbk PT	750,100	442,431	—	—	750,100	442,431
Chongqing Changan Automobile Co Ltd	668,400	1,108,831	—	—	668,400	1,108,831
Hyundai Motor Co	4,110	484,393	—	—	4,110	484,393
Mahindra & Mahindra Ltd	19,754	432,580	22,006	481,957	41,760	914,537
Maruti Suzuki India Ltd	4,086	290,229	—	—	4,086	290,229
Yulon Motor Co Ltd	384,157	341,192	—	—	384,157	341,192

Banks							13.6%
Abu Dhabi Commercial Bank PJSC	153,199	283,671	—	—	153,199	283,671
Atlas Mara Ltd*	47,062	177,659	—	—	47,062	177,659
Axis Bank Ltd	32,208	262,622	—	—	32,208	262,622
Banco Bradesco SA	—	—	107,240	966,099	107,240	966,099
Bangkok Bank PCL (NVDR)	56,300	275,679	—	—	56,300	275,679
Bank Mandiri Persero Tbk PT	564,700	435,479	—	—	564,700	435,479
Bank of China Ltd	660,000	271,384	—	—	660,000	271,384
Bank Pekao SA	—	—	32,462	1,027,532	32,462	1,027,532
China Construction Bank Corp	1,277,000	855,942	—	—	1,277,000	855,942
City Union Bank Ltd	—	—	124,972	240,672	124,972	240,672
Commercial International Bank Egypt SAE	—	—	84,721	321,093	84,721	321,093
Erste Group Bank AG*	9,034	239,401	—	—	9,034	239,401
Grupo Financiero Banorte SAB de CV	90,900	497,985	—	—	90,900	497,985
Guaranty Trust Bank plc	—	—	512,000	38,691	512,000	38,691
Guaranty Trust Bank plc (GDR)	—	—	185,862	799,207	185,862	799,207
Hana Financial Group Inc	25,374	624,155	—	—	25,374	624,155
ICICI Bank Ltd	70,976	278,585	—	—	70,976	278,585
Industrial & Commercial Bank of China Ltd	980,000	554,550	—	—	980,000	554,550
Itau Unibanco Holding SA (ADR)†	80,863	845,018	—	—	80,863	845,018
Kasikornbank pcl	—	—	78,300	448,488	78,300	448,488
Komercni banka AS	—	—	15,104	594,167	15,104	594,167
Metropolitan Bank & Trust Co	140,961	284,167	—	—	140,961	284,167
Moneta Money Bank AS*	88,884	274,281	—	—	88,884	274,281
Qatar National Bank SAQ	9,997	420,065	—	—	9,997	420,065
Sberbank of Russia PJSC (ADR)	59,675	519,232	—	—	59,675	519,232
Shinhan Financial Group Co Ltd	15,052	536,900	—	—	15,052	536,900
Standard Bank Group Ltd	—	—	167,357	1,670,405	167,357	1,670,405
Turkiye Garanti Bankasi AS	57,670	141,544	—	—	57,670	141,544

Beverages							2.3%
Cia Cervecerias Unidas SA (ADR)	—	—	56,499	1,292,132	56,499	1,292,132
Fomento Economico Mexicano SAB de CV	73,900	661,349	—	—	73,900	661,349
Vina Concha y Toro SA	235,156	405,979	—	—	235,156	405,979

Capital Markets							0.7%
CITIC Securities Co Ltd	167,500	356,245	—	—	167,500	356,245
Haitong International Securities Group Ltd	587,609	354,474	—	—	587,609	354,474

Chemicals							0.6%
LG Chem Ltd	1,251	271,981	—	—	1,251	271,981
African Oxygen Ltd	—	—	255,994	368,834	255,994	368,834

Computers & Peripherals							0.2%
Asustek Computer Inc	—	—	25,000	217,320	25,000	217,320

Construction & Engineering							0.5%
13 Holdings Ltd*	502,186	196,783	—	—	502,186	196,783
China State Construction International Holdings Ltdß	204,353	273,419	—	—	204,353	273,419

	Janus Emerging Markets Fund Shares	Janus Emerging Markets Fund Value	Henderson Emerging Markets Fund Shares	Henderson Emerging Markets Fund Value	Pro Forma Combined Fund Shares	Pro Forma Combined Fund Value	Pro Forma Combined Fund % of Net Assets

Construction Materials							0.5%
BBMG Corp	406,480	148,802	—	—	406,480	148,802
UltraTech Cement Ltd	—	—	6,140	341,167	6,140	341,167

Diversified Financial Services							0.8%
BM&FBovespa SA—Bolsa de Valores Mercadorias e Futuros	90,100	530,572	—	—	90,100	530,572
FirstRand Ltd	91,760	321,687	—	—	91,760	321,687

Diversified Telecommunication Services							1.0%
China Telecom Corp Ltd	495,693	244,077	—	—	495,693	244,077
KT Corp	6,120	173,491	—	—	6,120	173,491
XL Axiata Tbk PT*	—	—	2,140,575	606,293	2,140,575	606,293

Electric Utilities							1.7%
Power Grid Corp of India Ltd	233,769	614,263	—	—	233,769	614,263
Tata Power Co Ltd	—	—	673,835	724,283	673,835	724,283
Tenaga Nasional Bhd	118,200	417,929	—	—	118,200	417,929

Electrical Equipment							0.2%
Finolex Cables Ltd	35,967	211,329	—	—	35,967	211,329

Electronic Equipment, Instruments & Components							3.8%
Chroma ATE Inc	97,000	244,627	86,000	216,866	183,000	461,493
Delta Electronics Inc	94,358	496,621	124,465	655,017	218,823	1,151,638
Delta Electronics Thailand pcl	—	—	209,700	428,973	209,700	428,973
Hangzhou Hikvision Digital Technology Co Ltdß	100,350	389,789	—	—	100,350	389,789
Hon Hai Precision Industry Co Ltd	226,454	623,600	—	—	226,454	623,600
Largan Precision Co Ltd	5,000	535,714	—	—	5,000	535,714
WPG Holdings Ltd	222,000	282,369	—	—	222,000	282,369

Food & Staples Retailing							1.9%
Hero Supermarket Tbk PT*	—	—	697,400	61,229	697,400	61,229
Shoprite Holdings Ltd	—	—	110,848	1,623,442	110,848	1,623,442
X5 Retail Group NV (GDR)*	12,095	263,671	—	—	12,095	263,671

Food Products							8.1%
AVI Ltd	24,981	161,709	—	—	24,981	161,709
China Mengniu Dairy Co Ltd	—	—	302,800	505,811	302,800	505,811
Gruma SAB de CV	28,170	405,269	—	—	28,170	405,269
Grupo Herdez SAB de CV	—	—	628,578	1,298,726	628,578	1,298,726
Industrias Bachoco SAB de CV†	3,810	198,196	—	—	3,810	198,196
Marfrig Global Foods SA*	225,600	395,277	—	—	225,600	395,277
Pioneer Foods Group Ltd	—	—	34,107	439,813	34,107	439,813
San Miguel Pure Foods Co Inc	93,238	427,588	—	—	93,238	427,588
Standard Foods Corp	—	—	520,100	1,291,982	520,100	1,291,982
Tiger Brands Ltd	—	—	39,353	1,105,243	39,353	1,105,243
Uni-President China Holdings Ltd	—	—	744,000	570,581	744,000	570,581
Uni-President Enterprises Corp	—	—	715,280	1,460,898	715,280	1,460,898

Gas Utilities							0.5%
China Resources Gas Group Ltd	—	—	180,000	527,815	180,000	527,815

Health Care Providers & Services							1.0%
Qualicorp SA	98,400	652,601	—	—	98,400	652,601
Shanghai Pharmaceuticals Holding Co Ltd	133,600	316,865	—	—	133,600	316,865

Hotels, Restaurants & Leisure							0.5%
Genting Malaysia Bhd	238,200	251,261	—	—	238,200	251,261
Melco International Development Ltd#	223,000	228,806	—	—	223,000	228,806

Household Durables							0.3%
Midea Group Co Ltdß	65,975	279,564	—	—	65,975	279,564

Household Products							1.7%
PZ Cussons plc	—	—	190,669	857,202	190,669	857,202
Unilever plc	—	—	19,271	901,191	19,271	901,191

Independent Power and Renewable Electricity Producers							0.9%
Beijing Jingneng Clean Energy Co Ltd	1,688,105	509,173	—	—	1,688,105	509,173
Engie Brasil Energia SA	—	—	34,404	447,876	34,404	447,876

	Janus Emerging Markets Fund Shares	Janus Emerging Markets Fund Value	Henderson Emerging Markets Fund Shares	Henderson Emerging Markets Fund Value	Pro Forma Combined Fund Shares	Pro Forma Combined Fund Value	Pro Forma Combined Fund % of Net Assets

Industrial Conglomerates							2.6%
LG Corp	—	—	14,088	798,632	14,088	798,632
Quinenco SA	—	—	459,849	902,629	459,849	902,629
Seibu Holdings Inc	31,969	569,062	—	—	31,969	569,062
Shun Tak Holdings Ltd	702,000	227,123	—	—	702,000	227,123
Yazicilar Holding AS Class A	—	—	43,272	168,456	43,272	168,456

Information Technology Services							2.2%
Cognizant Technology Solutions Corp Class A*,†	7,567	435,027	8,568	492,574	16,135	927,601
Infosys Ltd	—	—	48,903	784,814	48,903	784,814
QIWI plc†	16,947	201,500	—	—	16,947	201,500
Tech Mahindra Ltd	—	—	40,100	289,144	40,100	289,144

Insurance							1.5%
China Life Insurance Co Ltd	172,000	391,977	—	—	172,000	391,977
Hyundai Marine & Fire Insurance Co Ltd	15,388	416,300	—	—	15,388	416,300
Ping An Insurance Group Co of China Ltd	89,500	417,621	—	—	89,500	417,621
Samsung Fire & Marine Insurance Co Ltd	—	—	1,445	343,787	1,445	343,787

Internet & Direct Marketing Retail							0.4%
Ctrip.com International Ltd (ADR)*,#	5,634	246,037	—	—	5,634	246,037
JD.com Inc (ADR)*	8,296	179,608	—	—	8,296	179,608

Internet Software & Services							4.1%
Alibaba Group Holding Ltd (ADR)*,#,†	14,558	1,200,744	—	—	14,558	1,200,744
Baidu Inc (ADR)*	1,955	312,018	—	—	1,955	312,018
Kakao Corp	3,254	264,097	—	—	3,254	264,097
Mail.Ru Group Ltd (GDR)*	13,547	261,457	—	—	13,547	261,457
NAVER Corp	390	247,232	—	—	390	247,232
Tencent Holdings Ltd	71,000	1,706,819	—	—	71,000	1,706,819
Yandex NV*,†	6,973	150,966	—	—	6,973	150,966

Leisure Products							0.8%
Goodbaby International Holdings Ltd	400,631	181,776	—	—	400,631	181,776
Merida Industry Co Ltd	—	—	138,000	637,628	138,000	637,628

Machinery							1.3%
Iochpe Maxion SA	98,700	526,717	—	—	98,700	526,717
WEG SA	—	—	162,186	763,811	162,186	763,811

Marine							1.1%
Cia Sud Americana de Vapores SA*	—	—	16,199,769	295,216	16,199,769	295,216
First Steamship Co Ltd*	565,000	142,312	—	—	565,000	142,312
Grindrod Ltd	—	—	230,102	191,624	230,102	191,624
Orient Overseas International Ltd	136,000	482,083	—	—	136,000	482,083

Media							1.2%
Naspers Ltd	7,552	1,187,704	—	—	7,552	1,187,704

Metals & Mining							2.5%
Antofagasta plc	—	—	102,833	681,152	102,833	681,152
Baoshan Iron & Steel Co Ltdß	310,100	228,323	—	—	310,100	228,323
Hyundai Steel Co	8,540	385,825	—	—	8,540	385,825
Newcrest Mining Ltd*	—	—	67,725	1,286,690	67,725	1,286,690

Multiline Retail							0.5%
SACI Falabella	34,880	256,043	—	—	34,880	256,043
Woolworths Holdings Ltd/South Africa	45,063	290,762	—	—	45,063	290,762

Oil, Gas & Consumable Fuels							2.5%
Cairn Energy plc*	—	—	135,434	321,019	135,434	321,019
China Petroleum & Chemical Corp	406,600	288,781	—	—	406,600	288,781
Coal India Ltd	55,831	273,404	—	—	55,831	273,404
International Petroleum Ltd*,ß	—	—	955,965	—	955,965	—
Lukoil PJSC (ADR)	6,448	275,652	—	—	6,448	275,652
Novatek OJSC (GDR)	1,501	149,800	—	—	1,501	149,800
PetroChina Co Ltd	550,000	372,905	—	—	550,000	372,905
Petroleo Brasileiro SA (ADR)*,#,†	36,013	312,593	—	—	36,013	312,593
PTT PCL	17,500	165,853	—	—	17,500	165,853
Reliance Industries Ltd	18,928	286,803	—	—	18,928	286,803
Sasol Ltd	5,273	140,285	—	—	5,273	140,285

	Janus Emerging Markets Fund Shares	Janus Emerging Markets Fund Value	Henderson Emerging Markets Fund Shares	Henderson Emerging Markets Fund Value	Pro Forma Combined Fund Shares	Pro Forma Combined Fund Value	Pro Forma Combined Fund % of Net Assets

Paper & Forest Products							1.7%
Duratex SA	—	—	442,594	1,352,735	442,594	1,352,735
Empresas CMPC SA	181,608	380,952	—	—	181,608	380,952

Personal Products							0.6%
Natura Cosmeticos SA	—	—	57,981	595,475	57,981	595,475

Pharmaceuticals							2.2%
Dr Reddy’s Laboratories Ltd	—	—	9,054	396,032	9,054	396,032
Genomma Lab Internacional SAB de CV Class B*	—	—	340,016	390,973	340,016	390,973
Lupin Ltd	7,217	187,466	—	—	7,217	187,466
Mega Lifesciences pcl	—	—	969,800	456,639	969,800	456,639
Yunnan Baiyao Group Co Ltdß	75,673	787,204	—	—	75,673	787,204

Real Estate Investment Trusts (REITs)							0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	267,645	239,281	—	—	267,645	239,281

Real Estate Management & Development							2.5%
Belle Corp	2,603,567	177,993	—	—	2,603,567	177,993
Central China Real Estate Ltd	1,698,794	330,650	—	—	1,698,794	330,650
CSI Properties Ltd	8,630,000	328,158	—	—	8,630,000	328,158
Emaar Properties PJSC	170,034	318,548	—	—	170,034	318,548
Filinvest Land Inc	3,863,000	159,933	—	—	3,863,000	159,933
Longfor Properties Co Ltd	194,000	265,068	—	—	194,000	265,068
Multiplan Empreendimentos Imobiliarios SA	19,600	381,927	—	—	19,600	381,927
Siam Future Development PCL	1,646,240	290,763	—	—	1,646,240	290,763
Six of October Development & Investment*	184,788	290,087	—	—	184,788	290,087

Road & Rail							0.3%
Globaltrans Investment PLC (GDR)	76,276	307,392	—	—	76,276	307,392

Semiconductor & Semiconductor Equipment							3.6%
Hua Hong Semiconductor Ltd	508,623	476,629	—	—	508,623	476,629
SK Hynix Inc	22,914	703,787	—	—	22,914	703,787
Taiwan Semiconductor Manufacturing Co Ltd	434,000	2,345,395	29,000	156,705	463,000	2,502,100

Specialty Retail							0.9%
L’Occitane International SA	124,998	261,017	—	—	124,998	261,017
PC Jeweller Ltd	110,063	703,792	—	—	110,063	703,792

Technology Hardware, Storage & Peripherals							2.6%
Catcher Technology Co Ltd	37,000	257,331	—	—	37,000	257,331
Samsung Electronics Co Ltd	1,762	2,421,177	—	—	1,762	2,421,177

Textiles, Apparel & Luxury Goods							1.1%
Belle International Holdings Ltd	486,000	321,369	—	—	486,000	321,369
Stella International Holdings Ltd	—	—	257,000	439,905	257,000	439,905
Yue Yuen Industrial Holdings Ltd	—	—	82,800	336,178	82,800	336,178

Thrifts & Mortgage Finance							2.5%
Housing Development Finance Corp Ltd	22,571	463,181	70,702	1,451,299	93,273	1,914,480
LIC Housing Finance Ltd	88,555	687,498	—	—	88,555	687,498

Tobacco							0.3%
ITC Ltd	75,250	283,620	—	—	75,250	283,620

Transportation Infrastructure							0.5%
Shanghai International Airport Co Ltdß	126,900	531,626	—	—	126,900	531,626

Water Utilities							2.0%
Inversiones Aguas Metropolitanas SA	—	—	866,352	1,484,702	866,352	1,484,702
Manila Water Co Inc	—	—	1,104,700	608,511	1,104,700	608,511

Wireless Telecommunication Services							3.1%
Axiata Group Bhd	—	—	288,835	403,752	288,835	403,752
China Mobile Ltd	76,500	943,185	—	—	76,500	943,185
Empresa Nacional de Telecomunicaciones SA*	—	—	98,075	966,278	98,075	966,278
Idea Cellular Ltd	—	—	407,981	638,298	407,981	638,298
MTN Group Ltd	17,480	176,918	—	—	17,480	176,918
Total Common Stocks (cost $49,170,493, cost $39,060,576, combined cost $88,231,069)		51,557,418		43,159,476		94,716,894	92.6%

	Janus Emerging Markets Fund Shares	Janus Emerging Markets Fund Value	Henderson Emerging Markets Fund Shares	Henderson Emerging Markets Fund Value	Pro Forma Combined Fund Shares	Pro Forma Combined Fund Value	Pro Forma Combined Fund % of Net Assets
Preferred Stocks

Beverages							0.6%
Embotelladora Andina SA	—	—	160,764	564,817	160,764	564,817

Paper & Forest Products							0.3%
Suzano Papel e Celulose SA	98,200	300,495	—	—	98,200	300,495

Technology Hardware, Storage & Peripherals							0.5%
Samsung Electronics Co Ltd	497	561,344	—	—	497	561,344
Total Preferred Stocks (cost $880,727, cost $459,639, combined cost $1,340,366)		861,839		564,817		1,426,656	1.4%
Warrants

Banks							0.0%
Atlas Mara Ltd, expires 8/21/17* (cost $21,535, cost $0, cost $21,535)	69,975	1,400	—	—	69,975	1,400
Investment Companies

Investment Purchased with Cash Collateral From Securities Lending							0.8%
Janus Cash Collateral Fund LLC, 0.4521%¥,£	816,444	816,444	—	—	816,444	816,444

Money Markets							1.6%
Fidelity Investments Money Market Treasury Portfolio	—	—	1,591,916	1,591,916	1,591,916	1,591,916
Total Investment Companies (cost $816,444, cost $1,591,916, combined cost $2,408,360)		816,444		1,591,916		2,408,360	2.4%
OTC Purchased Options – Calls

Counterparty/Reference Asset
Goldman Sachs International:							0.0%
CNH Currency, exercise price 6.80 CNH, Expires July 2017* (premiums paid $60,168, premiums paid $0, premiums paid $60,168)	1,754,183	44,825	—	—	1,754,183	44,825
Total Investments (total cost $50,949,367, total cost $41,112,131, total combined cost $92,061,498)		53,281,926		45,316,209		98,598,135	96.4%

Cash, Receivables and Other Assets, net of Liabilities		1,750,801		1,879,902		3,680,703	3.6%

Pro Forma Adjustment		—		—		—

Net Assets		$55,032,727		$47,196,111		$102,278,838	100.0%

Pro Forma Combined Fund

Summary of Investments by Country – (Long Positions) (unaudited)

Country	Janus Emerging Markets Fund Value	Janus Emerging Markets Fund % of Investment Securities	Henderson Emerging Markets Fund Value	Henderson Emerging Markets Fund % of Investment Securities	Pro Forma Combined Fund Value	Pro Forma Combined Fund % of Investment Securities
China	$14,915,081	28.0%	$3,849,583	8.5%	$18,764,664	19.0%
India	4,975,371	9.3%	5,840,240	12.9%	10,815,611	11.0%
Taiwan	5,269,160	9.9%	4,636,416	10.2%	9,905,576	10.1%
Brazil	3,945,199	7.4%	5,650,516	12.5%	9,595,715	9.7%
South Africa	2,456,723	4.6%	5,399,361	11.9%	7,856,084	8.0%
South Korea	7,303,789	13.7%	—	0.0%	7,303,789	7.4%
Chile	1,042,974	2.0%	6,186,926	13.7%	7,229,900	7.3%
Mexico	1,762,799	3.3%	1,689,699	3.7%	3,452,498	3.5%
United States	1,296,301	2.4%	1,591,916	3.5%	2,888,217	2.9%
Russia	2,129,669	4.0%	—	0.0%	2,129,669	2.2%
Thailand	732,295	1.4%	1,334,100	3.0%	2,066,395	2.1%
Hong Kong	1,817,427	3.4%	—	0.0%	1,817,427	1.8%
Nigeria	—	0.0%	1,695,100	3.7%	1,695,100	1.7%
Philippines	1,049,681	2.0%	608,511	1.3%	1,658,192	1.7%
Indonesia	877,910	1.6%	667,522	1.5%	1,545,432	1.6%
Australia	—	0.0%	1,286,690	2.8%	1,286,690	1.3%
United Kingdom	1,400	0.0%	1,222,210	2.7%	1,223,610	1.2%
Korea	—	0.0%	1,142,419	2.5%	1,142,419	1.2%
Malaysia	669,190	1.3%	403,752	0.9%	1,072,942	1.1%
Poland	—	0.0%	1,027,532	2.3%	1,027,532	1.0%
Czech Republic	274,281	0.5%	594,167	1.3%	868,448	0.9%
Egypt	290,087	0.5%	321,093	0.7%	611,180	0.6%

Country	Janus Emerging Markets Fund Value	Janus Emerging Markets Fund % of Investment Securities	Henderson Emerging Markets Fund Value	Henderson Emerging Markets Fund % of Investment Securities	Pro Forma Combined Fund Value	Pro Forma Combined Fund % of Investment Securities
United Arab Emirates	602,219	1.1%	—	0.0%	602,219	0.6%
Japan	569,062	1.1%	—	0.0%	569,062	0.6%
Turkey	380,825	0.7%	168,456	0.4%	549,281	0.6%
Qatar	420,065	0.8%	—	0.0%	420,065	0.4%
France	261,017	0.5%	—	0.0%	261,017	0.3%
Austria	239,401	0.5%	—	0.0%	239,401	0.2%
Kazakhstan	—	0.0%	—	0.0%	—	0.0%
Total	$53,281,926	100.0%	$45,316,209	100.0%	$98,598,135	100.0%

Pro Forma Combined Fund(a)

Schedule of Foreign Currency Contracts, Open

Counterparty/ Currency	Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Japanese Yen	8/25/16	54,821,000	$537,856	$(18,917)
(a)	Henderson Emerging Markets did not hold any Foreign Currency Contracts as of July 31, 2016.

Pro Forma Combined Fund(b)

Schedule of OTC Written Options

Counterparty	Reference Asset	Number of Contracts	Exercise price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Goldman Sachs International	CNH Currency	1,754,183	7.20 CNH	7/17	$28,593	$9,287	$(19,306)
(b)	Henderson Emerging Markets did not hold any OTC Written Options as of July 31, 2016.

Notes to Pro Forma Schedules of Investments (unaudited)

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LLC	Limited Liability Company

NVDR	Non-Voting Depositary Receipt

OJSC	Open Joint Stock Company

OTC	Over-the-Counter

PCL	Public Company Limited

PJSC	Private Joint Stock Company

PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. The total value of 144A securities as of the period ended July 31, 2016 is $0, $1,469,293 and $1,469,293 which represents 0.0%, 3.1% and 1.4% of net assets for Henderson Emerging Markets Fund and the Pro Forma Combined Fund, respectively.

*	Non-income producing security.

†	A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of July 31, 2016, is $2,455,817, $0 and $2,455,817 for Janus Emerging Markets Fund, Henderson Emerging Markets Fund and the Pro Forma Combined Fund, respectively.

ß	Security is Illiquid.

ºº	Rate shown is the 7-day yield as of July 31, 2016.

#	Loaned security; a portion of the security is on loan at July 31, 2016.

£	The Funds may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended July 31, 2016. Unless otherwise indicated, all information in the table is for the year ended July 31, 2016.

	Share Balance at 7/31/15	Purchases	Sales	Share Balance at 7/31/16	Realized Gain/(Loss)	Dividend Income		Value at 7/31/16
Pro Forma Combined Fund(1)
Janus Cash Collateral Fund LLC	542,086	11,029,224	(10,754,866)	816,444	$—	$7,860	(2)	$816,444
Janus Cash Liquidity Fund LLC	1,574,000	29,233,669	(30,807,669)	—	—	3,162		—
Total					$—	$11,022		$816,444
(1)	Henderson Emerging Markets Fund did not hold any affiliated securities as of July 31, 2016.
(2)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Funds’ investments in securities and other financial instruments as of July 31, 2016. See Notes to Pro Forma Financial Statements for more information.

Valuation Inputs Summary

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Janus Emerging Markets Fund
Assets
Investments in Securities:
Common Stocks
Metals & Mining	$385,825	$228,323	$—
Pharmaceuticals	187,466	787,204	—
All Other	49,968,600	—	—
Preferred Stocks	—	861,839	—
Warrants	1,400	—	—
Investment Companies	—	816,444	—
OTC Purchased Options – Calls	—	44,825	—
Total Assets	$50,543,291	$2,738,635	$—
Liabilities
Other Financial Instruments(a)
Forward Currency Contracts	$—	$18,917	$—
Written Options, at Value	—	19,306	—
Total Liabilities	$—	$38,223	$—
Henderson Emerging Markets Fund
Assets
Investments in Securities:
Common Stocks
Oil, Gas & Consumable Fuels	$321,019	$—	$0
All Other	42,838,457	—	—
Preferred Stocks	564,817	—	—
Investment Companies	1,591,916	—	—
Total Assets	$45,316,209	$—	$0
Pro Forma Combined Fund
Assets
Investments in Securities:
Common Stocks
Metals & Mining	$385,825	$228,323	$—
Pharmaceuticals	187,466	787,204	—
Oil, Gas & Consumable Fuels	321,019	—	0
All Other	92,807,057	—	—
Preferred Stocks	564,817	861,839	—
Pro Forma Adjustment	(564,817)	564,817
Warrants	1,400	—	—
Investment Companies	1,591,916	816,444	—
OTC Purchased Options – Calls	—	44,825	—
Total Assets	$95,294,683	$3,303,452	$0
Liabilities
Other Financial Instruments(a)
Forward Currency Contracts	$—	$18,917	$—
Written Options, at Value	—	19,306	—
Total Liabilities	$—	$38,223	$—

(a) Other financial instruments include forward currency, futures, written options, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Pro Forma Statements of Assets and Liabilities
As of July 31, 2016 (unaudited)	Janus Emerging Markets Fund	Henderson Emerging Markets Fund	Pro Forma Adjustments	Pro Forma Combined Fund
Assets:
Investments at cost	$50,949,367	$41,112,131	$—	$92,061,498
Unaffiliated investments at value(1)	52,465,482	45,316,209	—	97,781,691
Affiliated investments at value	816,444	—	—	816,444
Cash denominated in foreign currency(2)	11,824	79,778	—	91,602
Restricted cash (Note 1)	2,749,327	—	—	2,749,327
Receivables:
Fund shares sold	144,593	2,035,233	—	2,179,826
Investments sold	328,367	—	—	328,367
Dividends	109,981	61,797	—	171,778
Foreign tax reclaims	1,461	—	—	1,461
Dividends from affiliates	136	—	—	136
Other assets	—	31,900	—	31,900
Total Assets	$56,627,615	$47,524,917	$—	$104,152,532
Liabilities:
Due to Custodian(3)	93,976	(21,710)	(50,000)	22,266
Collateral for securities loaned	816,444	—	—	816,444
Forward currency contracts	18,917	—	—	18,917
Options written, at value(4)	19,306	—	—	19,306
Closed foreign currency contracts	204	—	—	204
Payables:
Fund shares repurchased	296,988	53,617	—	350,605
Investments purchased	138,594	158,827	—	297,421
Advisory fees	51,036	44,536	—	95,572
Foreign tax liability	89,671	—	—	89,671
Professional fees	27,056	—	—	27,056
12b-1 Distribution and shareholder servicing fees	290	4,008	—	4,298
Transfer agent fees and expenses	4,174	—	—	4,174
Custodian fees	799	—	—	799
Fund administration fees	434	—	—	434
Non-interested Trustees’ fees and expenses	46	—	—	46
Accrued expenses and other payables	36,953	89,528	—	126,481
Total Liabilities	1,594,888	328,806	(50,000)	1,873,694
Net Assets	$55,032,727	$47,196,111	$50,000	$102,278,838
Net Assets Consist of:
Capital (par value and paid-in surplus)	$59,447,722	$48,180,927	$50,000	$107,678,649
Undistributed net investment income/(loss)	284,473	230,917	—	515,390
Undistributed net realized gain/(loss) from investment	(6,818,126)	(5,393,227)	—	(12,211,353)
Unrealized net appreciation/(depreciation) of investments and non-interested Trustees’ deferred compensation(5)	2,118,658	4,177,494	—	6,296,152
Total Net Assets	$55,032,727	$47,196,111	$50,000	$102,278,838
Net Assets – Class A Shares	$220,258	$6,510,030	$—	$6,730,288
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	27,303	715,522	(3,099)	739,726
Net Asset Value Per Share(6)(7)	$8.07	$9.10	$—	$9.10
Maximum Offering Price Per Share(8)	$8.56	$9.66	$—	$9.66
Net Assets – Class C Shares	$251,087	$3,552,522	$—	$3,803,609
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	31,538	404,095	(2,973)	432,660
Net Asset Value Per Share(6)(7)	$7.96	$8.79	$—	$8.79
Net Assets – Class D Shares	$8,496,202	$—	$331,332	$8,827,534
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,056,170	—	(86,217)	969,953
Net Asset Value Per Share(9)(10)	$8.04	$—	$—	$9.10
Net Assets – Class I Shares	$40,832,294	$36,815,469	$(13,242)	$77,634,521
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,057,210	4,032,103	(586,339)	8,502,974
Net Asset Value Per Share(6)(9)	$8.07	$9.13	$—	$9.13
Net Assets – Class R6 Shares (Henderson Emerging Markets Fund)/Class N Shares (Pro Forma Combined Fund)	$—	$318,090	$(268,090)	$50,000
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	—	34,854	(29,378)	5,476
Net Asset Value Per Share(3)(9)	$—	$9.13	$—	$9.13
Net Assets – Class S Shares	$140,943	$—	$—	$140,943
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,521	—	(2,033)	15,488
Net Asset Value Per Share(10)	$8.04	$—	$—	$9.10
Net Assets – Class T Shares	$5,091,943	$—	$—	$5,091,943
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	632,283	—	(72,729)	559,554
Net Asset Value Per Share(10)	$8.05	$—	$—	$9.10

(1)	Includes $803,646, $0, and $803,646 of securities on loan for Janus Emerging Markets Fund, Henderson Emerging Markets Fund and Pro Forma Combined Fund, respectively.

(2)	Includes cost of $11,824, $79,866, and $91,690 for Janus Emerging Markets Fund, Henderson Emerging Markets Fund and Pro Forma Combined Fund, respectively.

(3)	Henderson Emerging Markets Fund – Class N Shares will be seeded with $50,000.

(4)	Premiums received of $28,593, $0, and $28,593 for Janus Emerging Markets Fund, Henderson Emerging Markets Fund and Pro Forma Combined Fund, respectively.

(5)	Includes $89,671, $0, and $89,671 of foreign capital gains tax on investments for Janus Emerging Markets Fund, Henderson Emerging Markets Fund and Pro Forma Combined Fund, respectively.

(6)	Janus Emerging Markets Fund – Class A Shares will be exchanged for Henderson Emerging Markets Fund – Class A Shares.

Janus Emerging Markets Fund – Class C Shares will be exchanged for Henderson Emerging Markets Fund – Class C Shares.

Janus Emerging Markets Fund – Class I Shares will be exchanged for Henderson Emerging Markets Fund – Class I Shares.

(7)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(8)	Maximum offering price is computed at 100/94.25 of net asset value.

(9)	Henderson Emerging Markets direct shareholders will be exchanged for Henderson Emerging Markets Fund – Class D Shares.

(10)	Janus Emerging Markets Fund – Class D Shares, Janus Emerging Markets Fund – Class S Shares, and Janus Emerging Markets Fund – Class T Shares will be converted using Henderson Emerging Markets Fund – Class A’s Net Asset Value Per Share.

See Notes to Pro Forma Financial Statements.

Pro Forma Statements of Operations
For the year ended July 31, 2016 (unaudited)	Janus Emerging Markets Fund	Henderson Emerging Markets Fund(1)	Pro Forma Adjustments	Pro Forma Combined Fund
Investment Income:
Dividends	$1,126,522	$1,053,047	—	$2,179,569
Affiliated securities lending income, net	7,860	—	—	7,860
Dividends from affiliates	3,162	—	—	3,162
Other income	6,651	—	—	6,651
Foreign tax withheld	(133,656)	(98,216)	—	(231,872)
Total Investment Income	1,010,539	954,831	—	1,965,370
Expenses:
Advisory fees	533,866	303,124	(43,345)	793,645
12b-1Distribution and shareholder servicing fees:
Class A Shares	682	14,916	—	15,598
Class C Shares	2,610	30,263	—	32,873
Class S Shares	1,748	—	—	1,748
Transfer agent administrative fees and expenses:
Class D Shares	9,449	—	—	9,449
Class S Shares	1,748	—	—	1,748
Class T Shares	11,067	—	—	11,067
Transfer agent networking and omnibus fees:
Class A Shares	485	4,843	—	5,328
Class C Shares	351	3,495	—	3,846
Class I Shares	19,068	17,730	—	36,798
Other transfer agent fees and expenses:
Class A Shares	80	1,100	—	1,180
Class C Shares	97	660	—	757
Class D Shares	3,632	—	—	3,632
Class I Shares	1,873	3,041	—	4,914
Class R6/N Shares	—	313	—	313
Class S Shares	20	—	—	20
Class T Shares	168	—	—	168
Registration fees	70,427	51,296	(60,860)	60,863
Shareholder reports expense	15,413	6,557	—	21,970
Professional fees	61,217	35,748	(36,481)	60,484
Fund administration fees	4,375	22,794	—	27,169
Non-interested Trustees’ fees and expenses	1,320	1,042	—	2,362
Custodian fees	60,768	160,017	—	220,785
Other expenses	32,193	26,028	—	58,221
Total Expenses	832,657	682,967	(140,686)	1,374,938
Less: Excess Expense Reimbursement	(157,732)	(170,967)	—	(328,699)
Net Expenses	674,925	512,000	(140,686)	1,046,239
Net Investment Income/(Loss)	335,614	442,831	140,686	919,131
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	(5,938,554)	(3,549,865)	—	(9,488,419)
Swap Contracts	(87,165)	—	—	(87,165)
Total Net Realized Gain/(Loss) on Investments	(6,025,719)	(3,549,865)	—	(9,575,584)
Change in Unrealized Net Appreciation/Depreciation:(2)
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	7,055,233	5,533,805	—	12,589,038
Swap contracts	16,222	—	—	16,222
Written options contracts	9,287	—	—	9,287
Total Change in Unrealized Net Appreciation/Depreciation	7,080,742	5,533,805	—	12,614,547
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,390,637	$2,426,771	$140,686	$3,958,094

(1)	Class R6 Shares commenced operations November 30, 2015.

(2)	Includes change in unrealized appreciation/depreciation of $(89,671), $7,178, and $(82,493) for Janus Emerging Markets Fund, Henderson Emerging Markets Fund, and Pro Forma Combined Fund, respectively, due to foreign capital gains tax on investments.

See Notes to Pro Forma Financial Statements.

Notes to Pro Forma Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Henderson Emerging Markets Fund (“Henderson Fund”) is a series fund and part of Henderson Global Funds (“Henderson Trust”). Henderson Trust is organized as a Delaware statutory trust and has an unlimited number of authorized shares that are divided among thirteen series. Janus Emerging Markets Fund (“Janus Fund”) is a series fund and part of Janus Investment Fund (“Janus Trust”). Janus Trust is organized as a Massachusetts business trust and currently offers forty-five funds which include multiple series of shares, with differing investment objectives and policies. The Henderson Trust and Janus Trust are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore have applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. Henderson Fund and Janus Fund (collectively, the “Funds”) are classified as diversified, as defined in the 1940 Act.

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed reorganization of Janus Fund with and into Henderson Fund (the “Merger”). Janus Fund investors will receive a number of full and fractional shares of Henderson Fund equivalent in dollar value to their shares held in Janus Fund. Specifically, all of the assets of Janus Fund will be transferred to Henderson Fund solely in exchange for shares of Henderson Fund with a value equal to the value of Janus Fund’s assets net of liabilities, and the assumption by Henderson Fund of all liabilities of Janus Fund. Immediately following the transfer, the shares of Henderson Fund received by Janus Fund will be distributed pro rata to Janus Fund shareholders and Janus Fund will subsequently be dissolved and liquidated. Henderson Fund is intended to be deemed the performance, legal and accounting survivor for the merger.

The reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. The unaudited pro forma combined financial statements are presented for informational purposes and may not be representative of what the actual combined financial statements would have been had the reorganization occurred at August 1, 2015. The unaudited pro forma schedules of investments and statements of assets and liabilities reflect the financial position of the Funds at July 31, 2016 as if the reorganization had occurred on that date. The unaudited pro forma statements of operations reflect the results of operations of the Funds for the twelve month period ended July 31, 2016 as if the reorganization had occurred on August 1, 2015. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to Henderson Fund and the results of operations for pre-combination periods of Henderson Fund will not be restated. The accompanying pro forma financial statements should be read in conjunction with the financial statements included in their annual reports dated September 30, 2016 and July 31, 2016 for Janus Fund and Henderson Fund, respectively.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation – Henderson Fund

Securities, securities sold short and financial derivative instruments traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter (“OTC”) market are valued at the mean between the last bid and asked price.

Debt securities, including short-term investments and/or those with an original or remaining maturity of 60 days or less, are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Henderson Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker-dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Investments in investment companies are valued at the reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

OTC financial derivatives instruments between the Henderson Fund and their counterparties, including swap contracts and options (including swaptions) and centrally-cleared swap contracts listed or traded on a multi-lateral or trade facility platform, such as a registered exchange, are valued using independent values provided by independent pricing services when available.

Otherwise, fair values are estimated on the basis of pricing models that incorporate current market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Henderson Trust. The Trustees of the Henderson Trust, or their designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Henderson Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Investment Valuation – Janus Fund/Pro Forma Combined Fund

Securities held by the Janus Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). Janus Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. Janus Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Funds have the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2016 to fair value the Funds’ investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Pro Forma Schedules of Investments.

The Funds did not hold a significant amount of Level 3 securities as of July 31, 2016.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the year for Henderson Fund. Henderson Fund recognizes transfers between levels at the end of the period.

Janus Fund recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the year.

Janus Fund’s financial assets of $709,351 were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

There were immaterial transfers between Level 1 and Level 2 of the fair value hierarchy during the year for the Pro Forma Combined Fund.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

Each Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Janus Capital Management LLC (“Janus Capital”) will pay the direct fees and expenses associated with the Merger including preparation of the Proxy Statement/Prospectus, printing and mailing costs, solicitation costs, and legal and auditor fees. However, the Funds will bear any brokerage commissions and similar expenses in connection with any purchases or sales of securities to effect portfolio repositioning in connection with the Merger.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications – Henderson Fund

Under the Henderson Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Henderson Trust. In addition, in the normal course of business the Henderson Trust enters into contracts that provide general indemnifications to other parties. Henderson Trust’s maximum exposure under these arrangements is unknown as future claims may be made against the Trust that have not yet been asserted.

Indemnifications – Janus Fund

In the normal course of business, the Funds may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. A Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against a Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Funds generally declare and distribute dividends of net investment income and realized capital gains (if any) annually. Janus Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by Janus Fund.

The Funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Funds intend to continue to qualify as a regulated investment company and distribute all of their taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed each Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Funds’ pro forma financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The tax cost of investments will remain unchanged for the combined fund.

Restricted Cash

As of July 31, 2016, Janus Fund has restricted cash in the amount of $2,749,327. The restricted cash represents collateral pledged in relation to derivatives and/or securities with extended settlement dates, as well as investment quota for China A Shares. The carrying value of the restricted cash approximates fair value. Henderson Fund did not have restricted cash as of July 31, 2016.

2. Derivative Instruments

A Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. A Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by a Fund during the year ended July 31, 2016 is discussed in further detail below. A summary of derivative activity by the Funds is reflected in the tables at the end of this section.

A Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. A Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. A Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, a Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry of commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•	Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•	Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what a Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•	Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease.
•	Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

•	Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, a Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if a Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). A Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. A Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Pro Forma Statements of Assets and Liabilities as a receivable or payable and in the Pro Forma Statements of Operations for the change in unrealized net appreciation/depreciation (if applicable). The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Pro Forma Statements of Operations (if applicable).

During the year, Janus Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by Janus Fund.

During the year ended July 31, 2016, Janus Fund’s average ending monthly currency value amounts on sold forward currency contracts is $448,593. Henderson Fund didn’t hold forward currency contracts during the year.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) “exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Pro Forma Statements of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Pro Forma Statements of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Pro Forma Statements of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

A Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. A Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market.

A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render a Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. A Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose a Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty.

A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. A Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Pro Forma Schedules of Investments (if applicable).

During the year, Janus Fund purchased call options on foreign exchange rates vs. the U.S. dollar in order to increase foreign currency exposure and reduce U.S. dollar exposure where increasing this exposure via the options market was most attractive.

During the year ended July 31, 2016, the average ending monthly market value amounts on purchased call options is $51,364. Henderson Fund didn’t hold purchased options during the year.

In writing an option, a Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Pro Forma Statements of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that a Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that a Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that a Fund pays a premium whether or not the options are exercised. Exercise of an option written by a Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the year, Janus Fund wrote call options on foreign exchange rates vs. the U.S. dollar in order to reduce currency risk where reducing this exposure via the foreign exchange forward markets was less attractive.

During the year ended July 31, 2016, Janus Fund’s average ending monthly market value amounts on written call options is $1,485. Henderson Fund didn’t hold written options during the year.

Written option activity for Janus Fund/Pro Forma Combined Fund for the year ended July 31, 2016 is indicated in the table below:

Janus Fund/Pro Forma Combined Fund

	Number of Contracts	Premiums Received
Options outstanding at July 31, 2015	—	$—
Options written	1,754,183	28,593
Options closed	—	—
Options expired	—	—
Options exercised	—	—
Options outstanding at July 31, 2016	1,754,183	$28,593

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require a Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, a Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, a Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. A Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose a Fund to losses, increase its costs, or prevent a Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Pro Forma Statements of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Pro Forma Statements of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Pro Forma Statements of Operations (if applicable).

A Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Fund and the counterparty and by the posting of collateral by the counterparty to cover a Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the year, Janus Fund entered into total return swaps on equity securities or indices to increase exposure to equity risk. These total return swaps require Janus Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. Janus Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

During the year ended July 31, 2016, Janus Fund’s average ending monthly market value amounts on total return swaps which are long the reference asset is $(4,892). Henderson Fund didn’t hold total return swaps during the year.

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Pro Forma Statements of Assets and Liabilities as of July 31, 2016 for Janus Fund/Pro Forma Combined Fund.

Currency Contracts
Asset Derivatives:
Unaffiliated Investments, at value(a)	$44,825
Liability Derivatives:
Forward currency contracts	$18,917
Options written, at value	19,306
Total Liability Derivatives	$38,223
(a)	Amounts relate to purchased options.

The following tables provide information about the effect of derivatives and hedging activities on the Pro Forma Statements of Operations for the year ended July 31, 2016 for Janus Fund/Pro Forma Combined Fund.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Pro Forma Statements of Operations for the year ended July 31, 2016 for Janus Fund/Pro Forma Combined Fund

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts		Equity Contracts	Total
Investments and foreign currency transactions	$(41,315)	(a)	$—	$(41,315)
Swap contracts	—		(87,165)	(87,165)
Total	$(41,315)		$(87,165)	$(128,480)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts		Equity Contracts	Total
Investments, foreign currency translations and non-interested Trustees’ deferred compensation	$(36,901)	(a)	$—	$(36,901)
Swap contracts	—		16,222	16,222
Written options contracts	9,287		—	9,287
Total	$(27,614)		$16,222	$(11,392)
(a)	Amounts relate to forward currency contracts and purchased options.

Please see the Pro Forma Statements of Operations for the “Net Realized and Unrealized Gain/(Loss) on Investments.”

3. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including a Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on a Fund and the investment management industry as a whole, is not yet certain.

The change in presidential administration could significantly impact the regulation of United States financial markets. Areas subject to potential change, amendment or repeal include the Dodd-Frank Act, including the Volcker Rule and various swaps and derivatives regulations, the authority of the Federal Reserve and FSOC, and renewed proposals to separate banks’ commercial and investment banking activities. Other potential changes that could be pursued by the new presidential administration could include the United States’ withdrawal from, or attempt to renegotiate, various trade agreements or the taking of other actions that would change current trade policies of the United States. It is not possible to predict which, if any, of these actions will be taken or, if taken, their effect on the economy, securities markets or the financial stability of the United States. A Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on a Fund and its ability to achieve its investment objective.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more “bailouts” from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

China A Shares

The Chinese government may permit a foreign investor to invest in China A Shares as a licensed Qualified Foreign Institutional Investor (“QFII”). QFII licenses are granted by the China Securities Regulatory Commission and an investment quota is granted by the State Administration of Foreign Exchange. Janus Capital has been granted a QFII license and an investment quota.

People’s Republic of China (“PRC”) regulations require QFIIs to entrust assets held in the PRC and to interact with government agencies through a China-based qualified custodian bank. Assets attributable to clients of Janus Capital will be held by the custodian in foreign exchange accounts and securities accounts in the joint name of Janus Capital and its clients, although the terms of the custody agreement make clear that the contents of the accounts belong to the clients, and not to Janus Capital.

During the year ended July 31, 2016, Janus Capital, in its capacity as a QFII, invested in China A Shares on behalf of Janus Fund. With respect to direct China A Shares investments, as a general matter, any capital invested and profits generated cannot be repatriated for a minimum of one year. Repatriation of any invested capital is subject to approval by the regulator. Additionally, any repatriation of profits would be subject to an audit by a registered accountant in China, and subject to regulatory approval. In light of the foregoing, Janus Fund’s investment in China A Shares would be subject to Janus Fund’s limit of investing up to 15% of its net assets in illiquid investments. Current Chinese tax law is unclear whether capital gains realized on Janus Fund’s investments in China A shares will be subject to tax. Because management believes it is more likely than not that Chinese capital gains tax ultimately will not be imposed, Janus Fund does not accrue for such taxes.

As of July 31, 2016, Janus Fund has available investment quota of $2,749,327. Janus Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances and may incur substantial delays in gaining access to its assets.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of a Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the “Offsetting Assets and Liabilities” section of this Note for further details.

A Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

A Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that a Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, a Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Fund invests in Chinese local market securities.

Offsetting Assets and Liabilities

The Funds present gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Pro Forma Statements of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master

Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, a Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. For financial reporting purposes, a Fund does not offset certain derivative financial instruments’ payables and receivables and related collateral on the Pro Forma Statements of Assets and Liabilities.

The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see either the “Fair Value of Derivative Instruments as of July 31, 2016” table located in Note 2 of these Pro Forma Notes to Financial Statements and/or the Pro Forma Schedules of Investments.

Janus Fund/Pro Forma Combined Fund(*)

Offsetting of Financial Assets and Derivative Assets

Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Deutsche Bank AG	$803,646	$—	$(803,646)	$—
Goldman Sachs International	44,825	(19,306)	—	25,519
Total	$848,471	$(19,306)	$(803,646)	$25,519

Offsetting of Financial Liabilities and Derivative Liabilities

Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Credit Suisse International	$18,917	$—	$—	$18,917
Goldman Sachs International	19,306	(19,306)	—	—
Total	$38,223	$(19,306)	$—	$18,917
*	Henderson Fund did not have any offsetting assets or liabilities as of July 31, 2016.
(a)	Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Pro Forma Statements of Assets and Liabilities.
(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Deutsche Bank AG acts as Janus Fund’s securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Upon receipt of cash collateral, Janus Capital intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

A Fund does not exchange collateral on its forward currency contracts with its counterparties; however, a Fund may segregate cash or high-grade securities in an amount at all times equal to or greater than a Fund’s commitment with respect to these contracts. Such segregated assets, if with a Fund’s custodian, are denoted on the accompanying Pro Forma Schedules of Investments and are evaluated daily to ensure their market value equals or exceeds the current market value of a Fund’s corresponding forward currency contracts.

A Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. A Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

Real Estate Investing

A Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, Janus Fund may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. Janus Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If Janus Fund is unable to recover a security on loan, Janus Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to Janus Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to Janus Fund and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both Janus Fund and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which Janus Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Pro Forma Schedules of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Pro Forma Statements of Operations. As of July 31, 2016, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $803,646 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of July 31, 2016 are $816,444, resulting in the net amount due to the counterparty of $12,798.

4. Investment Advisory Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Agreement, Henderson Global Investors (North America) Inc. (“HGINA”) acts as the Henderson Fund’s investment adviser (“Henderson Adviser”). HGINA is an indirect wholly-owned subsidiary of Henderson Group plc. HGINA supervises the investments of Henderson Fund and earns a management fee for such services. HGINA earns a fee for its services based on Henderson Fund’s average daily net assets as set forth below.

Average Daily Net Assets of the Henderson Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	1.00%
Next $1 Billion	0.90%
Over $2 Billion	0.85%

Pursuant to a separate contractual Expense Limitation Agreement, HGINA has agreed to waive or limit its management fee and, if necessary, to reimburse expenses of Henderson Fund in order to limit total annual ordinary operating expenses, including distribution and service fees, but excluding any acquired fund fees and expenses as a result of investing in other funds, as a percentage of average daily net assets as follows:

	Class A	Class C	Class I	Class R6
Henderson Fund	1.79%	2.54%	1.54%	1.54%

These agreements will remain in effect through July 31, 2020, unless otherwise extended or amended.

Janus Fund pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Janus Fund’s “base” fee rate prior to any performance adjustment (expressed as an annual rate) is 1.00%.

Janus Fund’s investment advisory fee rate is determined by calculating a base fee and applying a performance adjustment. The base fee rate is the same as the contractual investment advisory fee rate. The performance adjustment either increases or decreases the base fee depending on how well the Fund has performed relative to its benchmark index. Janus Fund’s benchmark index used in the calculation is the MSCI Emerging Markets IndexSM.

The calculation of the performance adjustment applies as follows:

Investment Advisory Fee = Base Fee Rate +/- Performance Adjustment

The investment advisory fee rate paid to Janus Capital by Janus Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to Janus Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to Janus Fund’s average daily net assets during the applicable performance measurement period, which is the previous 36 months.

Janus Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Pro Forma Statements of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended July 31, 2016, Janus Fund’s performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 1.10%.

Janus Capital has contractually agreed to waive the advisory fee payable by Janus Fund or reimburse expenses in an amount equal to the amount, if any, that Janus Fund’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees (applicable to Class A Shares, Class C Shares, and Class S Shares), transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 1.24% of Janus Fund’s average daily net assets. Janus Capital has agreed to continue the waiver until at least February 1, 2017. The previous expense limit (until February 1, 2016) was 1.11%. If applicable, amounts reimbursed to Janus Fund by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Pro Forma Statements of Operations.

In addition, following the completion of the Merger and until at least February 1, 2019, Janus Capital has agreed to adopt an expense limit for the Acquiring Fund to waive or reimburse its management fee or certain other Fund expenses to the extent the Fund’s Total Annual Fund Operating Expenses exceed 1.03% (excluding performance fee adjustments, distribution and shareholder servicing fees paid pursuant to a Rule 12b-1 plan, administrative services fees payable pursuant to the transfer agency agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses).

Pursuant to the provisions of the 1940 Act and related rules, the Funds may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Janus Fund’s ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Janus Fund to Janus Cash Liquidity Fund LLC. The units of Janus Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended July 31, 2016 can be found in a table located in the Pro Forma Notes to Schedules of Investments and Other Information.

5. Capital Shares

The pro forma net asset value per share assumes the issuance of shares of Henderson Fund that would have been issued at July 31, 2016, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Janus Fund, as of July 31, 2016 divided by the net asset value per share of the shares of Henderson Fund as of July 31, 2016. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at July 31, 2016:

Class of Shares	Shares of Henderson Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization[1]	Total Outstanding Shares Post-Combination
Class A Shares	715,522	24,204	739,726
Class C Shares	404,095	28,565	432,660
Class D Shares	—	969,953	969,953
Class I Shares	4,032,103	4,470,871	8,502,974
Class N Shares	34,854	(29,378)	5,476
Class S Shares	—	15,488	15,488
Class T Shares	—	559,554	559,554

[1]	Henderson Fund’s direct shareholders will be exchanged into Henderson Fund’s Class D Shares.

Form of

JANUS INVESTMENT FUND

JANUS EMERGING MARKETS FUND

SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 6, 2017

This Proxy is solicited on behalf of the Trustees of Janus Investment Fund. The undersigned, revoking any previous proxies, hereby appoints Bruce Koepfgen, Kathryn Santoro, and Jesper Nergaard or any of them, as attorneys and proxies, with full power of substitution to each, to vote the shares which the undersigned is entitled to vote at the Special Meeting of Shareholders (the “Meeting”) of Janus Emerging Markets Fund (the “Janus Target”), to be held at the JW Marriott Hotel, 150 Clayton Lane, Denver, Colorado, 80206 on April 6, 2017 at [●] a.m. Mountain Time and at any adjournment(s) or postponement(s) of such Meeting. As to any other matter that properly comes before the Meeting or any adjournment(s) or postponement(s) thereof, the persons appointed above may vote in accordance with their best judgment.

Receipt of the Notice of a Special Meeting and the accompanying Proxy Statement is hereby acknowledged. The shares of Janus Emerging Markets Fund represented hereby will be voted as indicated or FOR the proposals if no choice is indicated.

IMPORTANT NOTICE

REGARDING THE AVAILABLITY OF PROXY MATERIALS

for the Joint Special Meeting of Shareholders on April 6, 2017.

The Proxy Statement for this meeting is available at:

https://www.proxy-direct.com/jif-28315

VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours
VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

JIF_28315_122216_BK2

FUND

Janus Emerging Markets Fund

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES. The Board of Trustees recommends that you vote FOR the following Proposal(s):

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE:	☒	+

A	Proposals

1.

Approve an Agreement and Plan of Reorganization, which provides for the transfer of all or substantially all of the assets of Janus Emerging Markets Fund to Janus Henderson Emerging Markets Fund, a newly formed series of Janus Investment Fund that currently has no assets or liabilities, in exchange for shares of beneficial interest of Janus Henderson Emerging Markets Fund and the assumption by Janus Henderson Emerging Markets Fund of all of the liabilities of Janus Emerging Markets Fund (the “Merger”).

	FOR	AGAINST	ABSTAIN
Janus Emerging Markets Fund	☐	☐	☐

+

+

2.	Approve a new investment advisory agreement between Janus Emerging Markets Fund and Janus Capital Management LLC (“Janus Capital”) to take effect if the Merger is not approved or is delayed.

	FOR	AGAINST	ABSTAIN
Janus Emerging Markets Fund	☐	☐	☐

3.

Approve a new investment sub-advisory agreement between Janus Capital and Henderson Investment Management Limited (the “Henderson Sub-Adviser”) to take effect if the Merger is not approved or is delayed.

	FOR	AGAINST	ABSTAIN
Janus Emerging Markets Fund	☐	☐	☐

4

Approve a new investment sub-advisory agreement between Janus Capital and Janus Capital Singapore Pte. Limited (the “Janus Sub-Adviser”) to take effect if the Merger is not approved or is delayed and the sub-advisory agreement with the Henderson Sub-Adviser is not approved.

	FOR	AGAINST	ABSTAIN
Janus Emerging Markets Fund	☐	☐	☐

5.

Approve a proposal that would authorize Janus Capital to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Board of Trustees, but without obtaining additional shareholder approval.

	FOR	AGAINST	ABSTAIN
Janus Emerging Markets Fund	☐	☐	☐

6.	To elect an additional Trustee to the Board of Trustees.

01. Diane L. Wallace

	FOR	WITHHOLD
Janus Emerging Markets Fund	☐	☐

B	Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box

/ /

  608999900109999999999

+
xxxxxxxxxxxxxx	JIF 28315	M xxxxxxxx

Form of EVERY SHAREHOLDER’S VOTE IS IMPORTANT EASY VOTING OPTIONS: VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions Available 24 hours VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours VOTE BY MAIL Vote, sign and date this Proxy Card and return in the postage-paid envelope VOTE IN PERSON Attend Shareholder Meeting 737 North Michigan Avenue, Suite 1700 Chicago, Illinois 60611 On [            ], 2017 Please detach at perforation before mailing. PROXY HENDERSON GLOBAL FUNDS PROXY SPECIAL MEETING HENDERSON OF SHAREHOLDERS EMERGING TO MARKETS BE HELD FUND ON [            ], 2017 This Proxy is solicited on behalf of the Board of Trustees of Henderson Global Funds. The undersigned, revoking any previous proxies, hereby appoint(s) [            ], or any one of them, as attorneys and proxies for the undersigned, with full power of substitution, to vote the shares of Henderson Emerging Markets Fund (the “Fund”), a series of the Henderson Global Funds , which the undersigned is entitled to vote at a Special Meeting of Shareholders (the “Meeting”) of the Fund to be held at 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611 on [            ] at [            ], Central Time and at any adjournments or postponements of such Meeting. This proxy shall be voted on the proposal described in the Proxy Statement and as specified on the reverse side. In their discretion, the proxies may vote with respect to all other matters which may properly come before the Special Meeting and any adjournments or postponements thereof. Receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement is hereby acknowledged. IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL. VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503 PLEASE SIGN, DATE AND MAIL THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. HGF_28509_122916-BK2

EVERY SHAREHOLDER’S VOTE IS IMPORTANT IMPORTANT NOTICE REGARDING THE AVAILABLITY OF PROXY MATERIALS for the Special Meeting of Shareholders on [            ]. The Proxy Statement and Proxy Card for this meeting is available at: https://www.proxy-direct.com/xxx-28509 Please detach at perforation before mailing. TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE: X A Proposals – The Board of Trustees Recommends a Vote FOR the Proposal. FOR AGAINST ABSTAIN 1. Approve an Agreement and Plan of Reorganization, which provides for the transfer of all of the assets of the Henderson ? ? ? Emerging Markets Fund (the “Target Fund”) to Janus Henderson Emerging Markets Fund (the “Acquiring Fund”), a newly formed series of Janus Investment Fund that currently has no assets or liabilities, in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. B Authorized Signatures ? This section must be completed for your vote to be counted.? Sign and Date Below Date (mm/dd/yyyy) ? Please print date below Signature 1 ? Please keep signature within the box Signature 2 ? Please keep signature within the box / / 3519999900109999999999 35199999001099 HGF 28509 M 40000001 +

PART C - OTHER INFORMATION

ITEM 15.	Indemnification

Article VI of Janus Investment Fund’s (the “Trust”) Amended and Restated Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither “interested persons” (as defined under the Investment Company Act of 1940, as amended, i.e., “Non-interested Trustees”) of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of Non-interested Trustees, or independent legal counsel in a written opinion, determines that he or she ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.

Additionally, each Non-interested Trustee has entered into an Indemnification Agreement with the Trust, which agreement provides that the Trust shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer, employee or authorized agent of the Trust to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The Indemnification Agreement cannot be altered without the consent of the Non-interested Trustee and the Trust. In addition, the Indemnification Agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient, and certain. In accordance with Section 17(h) of the 1940 Act, the Indemnification Agreement does not protect a Non-interested Trustee against any liability to the Trust or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 16.	Exhibits

Exhibit 1
(a)

Amended and Restated Agreement and Declaration of Trust, dated March 18, 2003, is incorporated herein by reference to Exhibit 1(ii) to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A, filed on April 17, 2003 (File No. 2-34393).

(b)

Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

(c)

Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(ss) to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A, filed on December 19, 2006 (File No. 2-34393).

(d)	Certificate of Establishment and Designation of Janus Henderson Emerging Markets Fund to be filed by amendment to this Registration Statement.

Exhibit 2
(a)

Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed on December 10, 2004 (File No. 2-34393).

(b)

First Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A, filed on October 14, 2005 (File No. 2-34393).

(c)

Second Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(g) to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A, filed on October 14, 2005 (File No. 2-34393).

Exhibit 3 (Not Applicable)
Exhibit 4
(a)

Form of Agreement and Plan of Reorganization by and between Janus Investment Fund, on behalf of Janus Henderson Emerging Markets Fund, and Henderson Global Funds, on behalf of Henderson Emerging Markets Fund, is filed herewith as Exhibit 4(a).

(b) Form of Agreement and Plan of Reorganization by Janus Investment Fund, on behalf of Janus Henderson Emerging Markets Fund and Janus Emerging Markets Fund, is filed herewith as Exhibit 4(b).
Exhibit 5 (Not Applicable)
Exhibit 6
(a) Form of Investment Advisory Agreement for Janus Henderson Emerging Markets Fund to be filed by amendment to this Registration Statement.
(b) Form of Investment Sub-Advisory Agreement for Janus Henderson Emerging Markets Fund to be filed by amendment to this Registration Statement.
Exhibit 7
(a)

Distribution Agreement between Janus Investment Fund and Janus Distributors, Inc., dated July 1, 1997, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, filed on December 15, 1997 (File No. 2-34393).

(b)

Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed on December 13, 2002 (File No. 2-34393).

(c)

Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 14, 2006, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A, filed on December 19, 2006 (File No. 2-34393).

(d)

Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated January 1, 2008, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2008 (File No. 2-34393).

(e) Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(5) to Post-Effective

Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).
(f)

Form of Intermediary Services Agreement is incorporated herein by reference to Exhibit (e)(6) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(g)

Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2010 (File No. 2-34393).

(h)

Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated May 31, 2012, is incorporated herein by reference to Exhibit (e)(8) to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement on Form N-1A, filed on May 31, 2012 (File No. 2-34393).

Exhibit 8 (Not Applicable)
Exhibit 9
(a)

Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(u) to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, filed on December 18, 2000 (File No. 2-34393).

(b)

Foreign Custody Manager Addendum to Global Custodial Services Agreement dated December 5, 2000 is incorporated herein by reference to Exhibit 7(v) to Post-Effective Amendment No. 96, filed on December 18 to the Registrant’s Registration Statement on Form N-1A, 2000 (File No. 2-34393).

(c)

Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(w) to Post-Effective Amendment No. 96, filed on December 18 to the Registrant’s Registration Statement on Form N-1A, 2000 (File No. 2-34393).

(d)

Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(x) to Post-Effective Amendment No. 96, filed on December 18 to the Registrant’s Registration Statement on Form N-1A, 2000 (File No. 2-34393).

(e)

Amendment to Custodian Contract dated January 21, 2005, between Janus Investment Fund, on behalf of its Portfolios, and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(ii) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(f)

Amended and Restated Custodian Contract dated August 1, 2005, between Janus Investment Fund and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(mm) to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A, filed on October 14, 2005 (File No. 2-34393).

(g)

Form of Letter Agreement with regard to Janus Henderson International Opportunities Fund, Janus Henderson Global Equity Income Fund, Janus Henderson European Focus Fund, Janus Henderson Strategic Income Fund, Janus Henderson All Asset Fund, Janus Henderson International Long/Short Equity Fund and Janus Henderson Dividend & Income Builder Fund with State Street Bank and Trust Company to be filed by amendment to this Registration Statement.

Exhibit 10
(a)

Form of Distribution and Shareholder Servicing Plan for Class A Shares is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(b)

Form of Distribution and Shareholder Servicing Plan for Class C Shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(c)

Form of Distribution and Shareholder Servicing Plan for Class R Shares is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(d)

Form of Distribution and Shareholder Servicing Plan for Class S Shares is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(e)

Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(6) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(f)

Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(7) to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2010 (File No. 2-34393).

(g)

Amended Rule 18f-3 Plan, dated March 15, 2012, is incorporated herein by reference to Exhibit (n)(9) to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement on Form N-1A, filed on May 31, 2012 (File No. 2-34393).

(h)

Amended Rule 18f-3 Plan, dated June 16, 2016, is incorporated herein by reference to Exhibit (n)(10) to Post-Effective Amendment No. 234 to the Registrant’s Registration Statement on Form N-1A, filed on August 15, 2016 (File No. 2-34393).

Exhibit 11
(a) Form of Opinion and Consent of Counsel to be filed by amendment to this Registration Statement.
Exhibit 12
(a) Form of Tax Opinion of Skadden, Arps, Slate, Meagher & Flom LLP, special counsel for the Registrant to be filed by post-effective amendment to this Registration Statement.
Exhibit 13
(a)

Amended and Restated Transfer Agency Agreement dated June 18, 2002, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(u) to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed on December 13, 2002 (File No. 2-34393).

(b)

First Amendment dated December 14, 2007 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(yyy) to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2008 (File No. 2-34393).

(c)

Second Amendment dated October 2, 2008 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(cccc) to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A, filed on February 27, 2009 (File No. 2-34393).

(d)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(86) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(e)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(95) to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2010 (File No. 2-34393).

(f)

Letter Agreement dated July 1, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(101) to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A, filed on July 30, 2010 (File No. 2-34393).

(g)

Form of Administration Servicing Agreement between State Street Bank and Trust Company and Janus Investment Fund is incorporated herein by reference to Exhibit (h)(130) to Post-Effective Amendment No. 152 to the Registrant’s Registration Statement on Form N-1A, filed on May 13, 2011 (File No. 2-34393).

(h)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(105) to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A, filed on July 30, 2010 (File No. 2-34393).

(i)

Letter Agreement dated August 2, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(106) to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A, filed on August 25, 2010 (File No. 2-34393).

(j)

Letter Agreement dated September 15, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(110) to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A, filed on October 15, 2010 (File No. 2-34393).

(k)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(115) to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A, filed on December 27, 2010 (File No. 2-34393).

(l)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(119) to Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A, filed on April 21, 2011 (File No. 2-34393).

(m)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(124) to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A, filed on May 3, 2011 (File No. 2-34393).

(n)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(129) to Post-Effective Amendment No. 152 to the Registrant’s Registration Statement on Form N-1A, filed on May 13, 2011 (File No. 2-34393).

(o)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(132) to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement on Form N-1A, filed on July 29, 2011 (File No. 2-34393).

(p)

Administration Agreement between Janus Investment Fund and Janus Capital Management LLC, dated June 23, 2011, is incorporated herein by reference to Exhibit (h)(134) to Post-Effective Amendment No. 163 to the Registrant’s Registration Statement on Form N-1A, filed on October 28, 2011 (File No. 2-34393).

(q)

Amendment dated September 28, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(135) to Post-Effective Amendment No. 163 to the Registrant’s Registration Statement on Form N-1A, filed on October 28, 2011 (File No. 2-34393).

(r)

Letter Agreement dated September 28, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(136) to Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on Form N-1A, filed on December 15, 2011 (File No. 2-34393).

(s)

Amendment dated December 7, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(137) to Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on Form N-1A, filed on December 15, 2011 (File No. 2-34393).

(t)

Form of Letter Agreement dated December 7, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(138) to Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on Form N-1A, filed on December 15, 2011 (File No. 2-34393).

(u)

Letter Agreement dated December 15, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(139) to Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on Form N-1A, filed on December 15, 2011 (File No. 2-34393).

(v)

Amendment dated December 15, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(141) to Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on Form N-1A, filed on December 15, 2011 (File No. 2-34393).

(w)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(146) to Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A, filed on October 26, 2012 (File No. 2-34393).

(x)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 10, 2010, is incorporated herein by reference to Exhibit (h)(147) to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A, filed on November 13, 2012 (File No. 2-34393).

(y)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(148) to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A, filed on November 13, 2012 (File No. 2-34393).

(z)

Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(149) to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A, filed on November 13, 2012 (File No. 2-34393).

(aa)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(153) to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement on Form N-1A, filed on December 28, 2012 (File No. 2-34393).

(bb)

Form of Custody Agreement between HSBC and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(177) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(cc)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(146) to Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A, filed on October 26, 2012 (File No. 2-34393).

(dd)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 10, 2010, is incorporated herein by reference to Exhibit (h)(147) to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A, filed on November 13, 2012 (File No. 2-34393).

(ee)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(148) to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A, filed on November 13, 2012 (File No. 2-34393).

(ff)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 15, 2012, is incorporated herein by reference to Exhibit (h)(150) to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement on Form N-1A, filed on December 28, 2012 (File No. 2-34393).

(gg)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(152) to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement on Form N-1A, filed on December 28, 2012 (File No. 2-34393).

(hh)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated February 15, 2013, is incorporated herein by reference to Exhibit (h)(178) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(ii)

Amendment dated February 15, 2013 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(179) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(jj)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 18, 2013, is incorporated herein by reference to Exhibit (h)(180) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(kk)

Amendment dated March 18, 2013 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(181) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(ll)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated April 1, 2013, is incorporated herein by reference to Exhibit (h)(183) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(mm)

Amendment dated April 1, 2013 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(184) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(nn)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(185) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(oo)

Form of Amendment to Administration Agreement between Janus Capital Management LLC and Janus Investment Fund is incorporated herein by reference to Exhibit (h)(186) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(pp)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(207) to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement on Form N-1A, filed on January 28, 2014 (File No. 2-34393).

(qq)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(208) to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement on Form N-1A, filed on January 28, 2014 (File No. 2-34393).

(rr)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(210) to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2014 (File No. 2-34393).

(ss)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(211) to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2014 (File No. 2-34393).

(tt)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(213) to Post-Effective Amendment No. 203 to the Registrant’s Registration Statement on Form N-1A, filed on May 23, 2014 (File No. 2-34393).

(uu)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(214) to Post-Effective Amendment No. 203 to the Registrant’s Registration Statement on Form N-1A, filed on May 23, 2014 (File No. 2-34393).

(vv)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 6, 2014, is incorporated herein by reference to Exhibit (h)(215) to Post-Effective Amendment No. 208 to the Registrant’s Registration Statement on Form N-1A, filed on October 28, 2014 (File No. 2-34393).

(ww)

Amendment dated October 6, 2014 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(216) to Post-Effective Amendment No. 208 to the Registrant’s Registration Statement on Form N-1A, filed on October 28, 2014 (File No. 2-34393).

(xx)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(218) to Post-Effective Amendment No. 212 to the Registrant’s Registration Statement on Form N-1A, filed on December 17, 2014 (File No. 2-34393).

(yy)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(219) to Post-Effective Amendment No. 212 to the Registrant’s Registration Statement on Form N-1A, filed on December 17, 2014 (File No. 2-34393).

(zz)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(221) to Post-Effective Amendment No. 225 to the Registrant’s Registration Statement on Form N-1A, filed on June 23, 2015 (File No. 2-34393).

(aaa)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(222) to Post-Effective Amendment No. 225 to the Registrant’s Registration Statement on Form N-1A, filed on June 23, 2015 (File No. 2-34393).

(bbb)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated December 11, 2015, is incorporated herein by reference to Exhibit (h)(223) to Post-Effective Amendment No. 231 to the Registrant’s Registration Statement on Form N-1A, filed on January 28, 2016 (File No. 2-34393).

(ccc)

Amendment dated December 11, 2015 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(224) to Post-Effective Amendment No. 231, filed on January 28, 2016 (File No. 2-34393).

(ddd)	Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated June 16, 2016, is incorporated herein by reference to Exhibit (h)(225) to Post-Effective Amendment No. 234 to the Registrant’s Registration Statement on Form N-1A, filed on August 15, 2016 (File No. 2-34393).

Exhibit 14
(a) Consent of PricewaterhouseCoopers LLP to be filed by amendment to this Registration Statement.
(b) Consent of Ernst & Young LLP to be filed by amendment to this Registration Statement.
Exhibit 15 (Not Applicable)
Exhibit 16
(a) Powers of Attorney, dated [ ], 2016, are filed herewith as Exhibit 16(a).
Exhibit 17 (Not Applicable)

ITEM 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 30th day of December, 2016.

JANUS INVESTMENT FUND

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen	President and Chief Executive Officer	December 30, 2016
Bruce L. Koepfgen	(Principal Executive Officer)

/s/ Jesper Nergaard	Vice President, Chief Financial	December 30, 2016
Jesper Nergaard	Officer, Treasurer and Principal
Accounting Officer (Principal
Financial Officer and Principal
Accounting Officer)

William F. McCalpin*	Chairman and Trustee	December 30, 2016
William F. McCalpin

Alan A. Brown*	Trustee	December 30, 2016
Alan A. Brown

William D. Cvengros*	Trustee	December 30, 2016
William D. Cvengros

Raudline Etienne*	Trustee	December 30, 2016
Raudline Etienne

Gary A. Poliner*	Trustee	December 30, 2016
Gary A. Poliner

James T. Rothe*	Trustee	December 30, 2016
James T. Rothe

William D. Stewart*	Trustee	December 30, 2016
William D. Stewart

Linda S. Wolf*	Trustee	December 30, 2016
Linda S. Wolf

/s/ Michelle Rosenberg
*By:	Michelle Rosenberg
Attorney-in-Fact

INDEX OF EXHIBITS

Exhibit Number	Exhibit Title
Exhibit 4(a)	Form of Agreement and Plan of Reorganization by and between Janus Investment Fund, on behalf of Janus Henderson Emerging Markets Fund, and Henderson Global Funds, on behalf of Henderson Emerging Markets Fund
Exhibit 4(b)	Form of Agreement and Plan of Reorganization by Janus Investment Fund, on behalf of Janus Henderson Emerging Markets Fund and Janus Emerging Markets Fund